UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

WILLIAM T. MACGREGOR, ESQ.

Executive Vice President, General Counsel and Secretary

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2019 – December 31, 2019

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

AXA Premier VIP Trust

Annual Report

December 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Portfolios’ annual and semi-annual shareholder reports unless you specifically request paper copies from the insurance company that offers your variable life insurance contract and/or variable annuity certificate or contract (“contract”), from your financial intermediary, or from the Portfolios. Instead, the shareholder reports will be made available on a website, and you will be notified by mail each time a shareholder report is posted and provided with a website link to access the shareholder report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a contractholder, you may elect to receive the Portfolios’ shareholder reports and other communications electronically from the insurance company by following the instructions provided by the insurance company. For other shareholders, you may elect to receive the Portfolios’ shareholder reports and other communications electronically by calling 1-877-222-2144 or by sending an e-mail request to service@equitable.com.

Beginning on January 1, 2019, you may elect to receive all future shareholder reports in paper free of charge. If you are a contractholder, you can inform the insurance company that you wish to continue receiving paper copies of shareholder reports by following the instructions provided by the insurance company. For other shareholders, you can inform the Portfolios that you wish to continue receiving paper copies of shareholder reports by calling 1-877-522-5035 or by sending an e-mail request to EquitableFunds@dfinsolutions.com. Your election to receive shareholder reports in paper will apply to all portfolio companies available under your contract (if you are a contractholder) or all Portfolios held with the fund complex (for other shareholders).

AXA Premier VIP Trust Annual Report

December 31, 2019

2019 Market Overview

In 2019, U.S. economic growth continued to grind upward, but at a reduced rate over the prior year. Unemployment drifted to a long-term low while hiring was solid across most industries — including sectors like retail and leisure — suggesting Americans felt confident enough to use earnings on discretionary spending. Core inflation ticked upward to 2.3% at year end, compared to last December’s 2.2% and May’s low of 2.0%. Manufacturing remained a weak spot. The markets faced volatility at mid-year, however, triggered by trade issues, the potential for new tariffs and weakening global economic growth. Disagreement within the U.K. about its withdrawal from the European Union increased uncertainty for the U.K. and eurozone economies. Slowing manufacturing activity and declining business investment were evidence that trade tensions were stifling economic growth across both developed and emerging markets.

Against this backdrop, the Federal Reserve remained on hold for the first half of the year, then cut rates a total of 75 basis points over three straight meetings in the second half of the year. In the last meeting of the year, rates were left unchanged, with Chairman Jerome Powell suggesting that rates would not be moving soon. Unlike earlier sessions throughout 2019, where votes were divided, the decision to leave rates unchanged in December was unanimous. In the rest of the world, central banks also moved to implement accommodative monetary policies to help support capital markets. 2019 was also notable for tight ranges on most large developed market currencies, while emerging market currencies showed larger moves, as is often the case.

Against this macroeconomic backdrop, the U.S. fixed-income markets in the past year were impacted by a flattening of the Treasury yield curve. As the year began, the U.S. bond market rallied, with U.S. investment-grade corporate credit delivering strong returns, as did U.S. high yield. In the second quarter, the 10-year U.S. Treasury yield fell to 2.01%, its lowest level since late 2016, and the amount of negative-yielding debt in the world surged by June to over $13 trillion. Headwinds from the U.S.-China trade conflict, as well as weaker-than-expected economic data, causing long-duration assets such as investment-grade corporate bonds and Treasuries to outperform shorter-duration sectors such as collateralized loan obligations and asset-backed securities. By October, the market value of negative-yielding bonds continued to rise to around $17 trillion. The 10-year U.S. Treasury yield returned to historical lows during the third quarter, before edging up slightly to close out the year.

Looking beyond the U.S., growth worries and increased accommodation from core market central banks were highly supportive for fixed-income markets. Yields ended the year well below where they started and the decline resulted in good performance across most sovereign bond markets. Higher-yielding and riskier markets — with a few exceptions — outperformed lower-yielders. The bond markets of Turkey, Russia, and Mexico outperformed in 2019 while Japan and Norway underperformed by standing still.

In the equity markets, U.S. stocks started off the year with the best first quarter since 1998. This rally was fueled by the hold on Federal Reserve policy and renewed hopes of a trade deal with China. The second quarter was marked by volatility as investors were forced to weigh weaker economic data against the possibility of an upcoming July rate cut. Despite another volatile quarter, the market ended June sitting right around its all-time high. The third quarter opened on the longest expansion on record for the U.S. economy, the lowest unemployment since the 1960s, household wealth at a record high, and housing growth solid, all while inflation remained tame. Despite brewing economic uncertainties surrounding trade and manufacturing, the S&P 500® Index finished the third quarter only 1.5 percentage points from its all-time high. Stocks continued to rally into November, setting record highs as a solid October jobs report, improving China trade talks, easy central bank monetary policies, and the December U.K. election date agreement all fueled the advance. By December, equity markets showed their approval with an 11.11% rally from August 31st through December 31st.

Global recession concerns caused a sharp equity sell-off in August 2019, as investors crowded into asset classes perceived as safer havens. Macroeconomic and geopolitical issues mostly abated during the fourth quarter, providing a favorable backdrop for global equity returns. The same factors that buoyed U.S. returns drove gains in the international markets, although the U.K.’s general election in December delivered a decisive victory to the conservative party, and reaffirmed the original Brexit vote and the U.K.’s eventual exit from the European Union.

In this environment, emerging markets underperformed developed markets. Eastern Europe, supported by excellent returns in Russia and Greece, was the strongest performing region. Asian stock prices, aided by high returns in both information technology and consumer discretionary, rose marginally more than the averages, while Latin American stocks experienced more varied returns and lagged modestly.

NOTES ON PERFORMANCE (Unaudited)

Total Returns

Performance of the AXA Premier VIP Trust Portfolios as shown on the following pages compares each Portfolio’s performance to that of a broad-based securities index. Each of the Portfolio’s annualized rates of return is net of investment management fees and expenses of the Portfolio. Rates of return are not representative of the actual return you would receive under your variable life insurance policy or annuity contract. No policyholder or contractholder can invest directly in the AXA Premier VIP Trust Portfolios. Changes in policy values depend not only on the investment performance of the AXA Premier VIP Trust Portfolios, but also on the insurance and administrative charges, applicable sales charges, and the mortality and expense risk charge applicable under a policy. These policy charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses. Each of the AXA Premier VIP Trust Portfolios has a separate investment objective it seeks to achieve by following a separate investment policy. There is no guarantee that these objectives will be attained. The objectives and policies of each Portfolio will affect its return and its risk. Keep in mind that past performance is not an indication of future results.

Growth of $10,000 Investment

The charts shown on the following pages illustrate the total value of an assumed investment in Class A, Class B and/or Class K shares of each Portfolio of the AXA Premier VIP Trust, as applicable. The periods illustrated are from the inception dates shown, or for a ten year period if the inception date is prior to December 31, 2009, through December 31, 2019. These results assume reinvestment of dividends and capital gains. The total value shown for each Portfolio reflects management fees and operating expenses of the Portfolios and 12b-1 fees which are applicable to Class B shares. Effective January 1, 2012, 12b-1 fees are applicable to Class A shares. 12b-1 fees are not applicable to Class K shares. The values have not been adjusted for insurance-related charges and expenses associated with life insurance policies or annuity contracts, which would lower the total values shown. Results should not be considered representative of future gains or losses.

The Benchmarks

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with actively-managed funds. An investment cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

Bloomberg Barclays U.S. Intermediate Government Bond Index (“BIG”)

An unmanaged index of securities consisting of all U.S. Treasury and agency securities with remaining maturities of one to ten years.

Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (“BIG/C”)

An unmanaged, market value weighted index which includes Treasuries, government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporates with maturities of one to ten years.

Dow Jones Moderate Portfolio Index

An index which is composed of a blend of equity, fixed income and cash assets and is designed to represent approximately 60% of the risk of an all-stock index.

Dow Jones Moderately Aggressive Portfolio Index

An index which is composed of a blend of equity, fixed income and cash assets and is designed to represent approximately 80% of the risk of an all-stock index.

Dow Jones Moderately Conservative Portfolio Index

An index which is composed of a blend of equity, fixed income and cash assets and is designed to represent approximately 40% of the risk of an all-stock index.

ICE BofAML 3-Month U.S. Treasury Bill Index (“ICE BofAML 3 mo T-Bill”)

An index which measures the returns of negotiable debt obligations issued by the U.S. government and backed by its full faith and credit, having a maturity of three months.

ICE BofAML Global Broad Market ex. U.S. Index (“ICE BofAML Global Broad Market ex. U.S.”)

An index which tracks the performance of investment grade debt publicly issued in the major domestic and eurobond markets, including sovereign, quasi-government, corporate, securitized and collateralized securities and excludes all securities denominated in U.S. dollars.

Morgan Stanley Capital International (MSCI) AC World (Net) Index (“MSCI ACWI or MSCI AC World (Net) Index”) A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 23 developed markets and 23 emerging markets. The index covers approximately 85% of the global investment opportunities.

Morgan Stanley Capital International (MSCI) EAFE® Index (“MSCI EAFE® Index”) A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Russell 2000® Index (“Russell 2000”)

An unmanaged index which measures the performance of approximately 2000 of the smallest companies in the

NOTES ON PERFORMANCE (Unaudited)

Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index. It is market- capitalization weighted.

Russell 2000® Growth Index

An index which measures the performance of those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values. It is market-capitalization weighted.

Russell 2000® Value Index

An index which measures the performance of those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. It is market-capitalization weighted.

Standard & Poor’s 500® Composite Stock Index (“S&P 500® Index”)

A weighted index of common stocks of 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

Standard & Poor’s MidCap 400® Index (“S&P MidCap 400® Index” or “S&P 400® Index”)

A weighted index of 400 domestic stocks chosen for market size, liquidity, and industry group representation. The index captures approximately 7% of the U.S. equities market. The index returns reflect the reinvestment of dividends.

Standard & Poor’s Target Date® Indices

The S&P Target Date® Index Series comprises eleven multi-asset class indices, each corresponding to a particular target retirement date. The asset allocation for each index in the series is determined once a year through a survey of large fund management companies that offer target date products. Each index is fully investable, with varying levels of exposure to equities, fixed income and commodities.

The below hypothetical composite benchmarks were created by AXA Equitable Funds Management Group, LLC, the Trust’s investment manager, to show how the performance of certain Portfolios compares with the return of an index or indices. There is no guarantee that any Portfolio will outperform these or any benchmarks. Portions of a hypothetical composite index against which a Portfolio’s performance is measured were created by AXA Equitable Funds Management Group, LLC to show how a Portfolio’s performance compares with the returns of an index.

The Charter Aggressive Growth Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World (Net) Index at a weighting of 65%, the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index at a weighting of 7%, the ICE BofAML Global Broad market ex U.S. Index at a weighting of 3% and the ICE BofAML 3-Month U.S. Treasury Bill Index at a weighting of 25%.

The Charter Conservative Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World (Net) Index at a weighting of 20%, the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index at a weighting of 50%, the ICE BofAML Global Broad market ex U.S. Index at a weighting of 25% and ICE BofAML 3- Month U.S. Treasury Bill Index at a weighting of 5%.

The Charter Growth Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World (Net) Index at a weighting of 55%, the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index at a weighting of 17%, the ICE BofAML Global Broad market ex U.S. Index at a weighting of 8% and the ICE BofAML 3-Month U.S. Treasury Bill Index at a weighting of 20%.

The Charter Moderate Growth Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World (Net) Index at a weighting of 45%, the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index at a weighting of 27%, the ICE BofAML Global Broad market ex U.S. Index at a weighting of 13% and ICE BofAML 3-Month U.S. Treasury Bill Index at a weighting of 15%.

The Charter Moderate Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World (Net) Index at a weighting of 35%, the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index at a weighting of 37%, the ICE BofAML Global Broad market ex U.S. Index at a weighting of 18% and ICE BofAML 3- Month U.S. Treasury Bill Index at a weighting of 10%.

The EQ/Aggressive Allocation Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg Barclays U.S. Intermediate Government Bond Index at a weighting of 8%, the MSCI EAFE® Index at a weighting of 25%, the S&P MidCap 400® Index at a weighting of 14%, the S&P 500® Index at a weighting of 39%, the Russell 2000® Index at a weighting of 12%, and the ICE BofAML 3-Month U.S. Treasury Bill Index at a weighting of 2%.

The EQ/Conservative Allocation Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg Barclays U.S. Intermediate Government Bond Index at a weighting of 66%, the MSCI EAFE® Index at a weighting of 5%, the S&P MidCap 400® Index at a weighting of 4%, the S&P 500® Index at a weighting of 10%, the Russell 2000® Index at a weighting of 1%, and the ICE BofAML 3-Month U.S. Treasury Bill Index at a weighting of 14%.

NOTES ON PERFORMANCE (Unaudited)

The EQ/Conservative-Plus Allocation Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg Barclays U.S. Intermediate Government Bond Index at a weighting of 50%, the MSCI EAFE® Index at a weighting of 10%, the S&P MidCap 400® Index at a weighting of 8%, the S&P 500® Index at a weighting of 18%, the Russell 2000® Index at a weighting of 4%, and the ICE BofAML 3-Month U.S. Treasury Bill Index at a weighting of 10%.

The EQ/Moderate Allocation Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg Barclays U.S. Intermediate Government Bond Index at a weighting of 42%, the MSCI EAFE® Index at a weighting of 15%, the S&P MidCap 400® Index at a weighting of 9%, the S&P 500® Index at a weighting of 20%, the Russell 2000® Index at a weighting of 6%, and the ICE BofAML 3-Month U.S. Treasury Bill Index at a weighting of 8%.

The EQ/Moderate-Plus Allocation Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg Barclays U.S. Intermediate Government Bond Index at a weighting of 25%, the MSCI EAFE® Index at a weighting of 20%, the S&P MidCap 400® Index at a weighting of 12%, the S&P 500® Index at a weighting of 28%, the Russell 2000® Index at a weighting of 10%, and the ICE BofAML 3-Month U.S. Treasury Bill Index at a weighting of 5%.

EQ/CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/19

	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares	9.26%	3.00%	3.61%
Portfolio – Class B Shares	9.25	2.98	3.55
Portfolio – Class K Shares*	9.54	3.24	3.38
EQ/Conservative Allocation Index	9.14	3.47	4.02
S&P 500® Index	31.49	11.70	13.56
Bloomberg Barclays U.S. Intermediate Government Bond Index	5.20	1.99	2.38

* Date of inception 8/29/12. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 9.25% for the year ended December 31, 2019. This compares to the returns of the following benchmarks over the same period: the EQ/Conservative Allocation Index, the S&P 500® Index and the Bloomberg Barclays U.S. Intermediate Government Bond Index, which returned 9.14%, 31.49% and 5.20%, respectively.

Portfolio Highlights

The Portfolio holds allocations in a mixture of portfolios invested in a mixture of U.S. stocks, international stocks and intermediate-term bonds. Despite fluctuating trade tensions, concerns over the durability of global economic growth and a year that ended with heightened political tension in the Middle East, the bulk of the Portfolio’s holdings produced attractive gains.

The Portfolio’s return is driven by its relative allocation to the asset class performance detailed below; the EQ/Conservative Allocation Portfolio targets an allocation of 15% in U.S. equities in various capitalization ranges, 5% in international stocks and 80% in investment-grade and high-yield bonds.

Details by sector:

The Portfolio’s return was primarily attributable to its holdings in large U.S. companies, especially those with outsized earnings growth. The U.S. stock market continued its historic bull market, driven in part by continued strength in large growth indexes as easing monetary policy supported strong price/earnings ratio expansion and the late-year thaw of U.S.-China trade tensions encouraged risk taking in equities. Growth continued its dominance over value, largely because of the strength of information technology stocks in the growth indexes, and late-year weakness in energy in the value counterparts.

U.S. small- and mid-sized companies also contributed attractive returns. These companies rallied significantly, although they lagged behind their larger counterparts.

In the international stock markets, the Portfolio’s equity holdings enjoyed robust gains for the year, with developed markets outperforming emerging markets. The boost in prices came largely at the end of the year, after slowing manufacturing activity and declining business investment, evidence of the impact of trade tensions on economic growth, had actually caused a sharp sell-off in August 2019. These macroeconomic and geopolitical issues mostly abated during the fourth quarter, providing a favorable backdrop for a substantial end-of-year rally.

Finally, the Portfolio’s holdings in intermediate-term government and corporate bonds also provided positive returns, as the Federal Reserve first placed interest-rate increases on the back burner early in the year and then eventually reduced rates to reassure markets that had become nervous over the economic implications of global political events. Its actions contributed to falling interest rates, while Middle East tensions spurred a flight to quality, boosting this sector’s returns. Its allocation to high-yield bonds further contributed to the Portfolio’s gains, as these securities generally profited from the same positive trends as equities.

EQ/CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2019
Fixed Income	78.8%
Equity	21.2

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2019
EQ/Intermediate Government Bond Portfolio	29.8%
EQ/Core Bond Index Portfolio	22.4
EQ/PIMCO Ultra Short Bond Portfolio	11.6
ATM Large Cap Managed Volatility Portfolio	7.1
1290 VT DoubleLine Opportunistic Bond Portfolio	4.5
Multimanager Core Bond Portfolio	4.0
EQ/Quality Bond PLUS Portfolio	3.1
EQ/Global Bond PLUS Portfolio	2.1
ATM International Managed Volatility Portfolio	1.8
EQ/Large Cap Core Managed Volatility Portfolio	1.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EQ/CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

EXAMPLE

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period* 7/1/19 - 12/31/19
Class A
Actual	$1,000.00	$1,027.10	$2.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.78	2.45
Class B
Actual	1,000.00	1,027.10	2.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.78	2.45
Class K
Actual	1,000.00	1,028.60	1.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.04	1.18

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.48%, 0.48% and 0.23%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2019

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (21.3%)
1290 VT Equity Income Portfolio‡	1,547,531	$6,884,313
1290 VT GAMCO Small Company Value Portfolio‡	42,709	2,552,726
1290 VT Micro Cap Portfolio‡	125,929	1,324,301
ATM International Managed Volatility Portfolio‡	1,716,542	18,492,268
ATM Large Cap Managed Volatility Portfolio‡	4,784,804	73,333,235
ATM Mid Cap Managed Volatility Portfolio‡	1,569,828	12,473,421
ATM Small Cap Managed Volatility Portfolio‡	471,609	5,690,397
EQ/AB Small Cap Growth Portfolio‡	137,408	2,509,371
EQ/BlackRock Basic Value Equity Portfolio‡	383,565	8,996,637
EQ/Global Equity Managed Volatility Portfolio‡	332,189	5,960,717
EQ/International Core Managed Volatility Portfolio‡	383,392	4,285,729
EQ/International Equity Index Portfolio‡	76,427	753,580
EQ/International Value Managed Volatility Portfolio‡	288,060	3,879,547
EQ/JPMorgan Value Opportunities Portfolio‡	406,590	7,590,508
EQ/Large Cap Core Managed Volatility Portfolio‡	1,616,959	18,211,414
EQ/Large Cap Growth Index Portfolio‡	76,827	1,282,232
EQ/Large Cap Growth Managed Volatility Portfolio‡	386,106	13,932,941
EQ/Large Cap Value Managed Volatility Portfolio‡	382,008	6,992,053
EQ/Loomis Sayles Growth Portfolio‡	531,783	4,921,881
EQ/MFS International Growth Portfolio‡	1,004,890	8,267,726
EQ/Morgan Stanley Small Cap Growth Portfolio‡	189,131	1,993,495

EQ/T. Rowe Price Growth Stock Portfolio*‡	59,760	3,352,871
Multimanager Mid Cap Growth Portfolio*‡	432,175	4,651,219
Multimanager Mid Cap Value Portfolio‡	156,298	2,394,176

Total Equity		220,726,758

Fixed Income (78.7%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	4,627,107	46,879,001
1290 VT High Yield Bond Portfolio‡	1,432,532	13,741,941
EQ/Core Bond Index Portfolio‡	23,085,400	232,692,400
EQ/Global Bond PLUS Portfolio‡	2,361,896	22,038,553
EQ/Intermediate Government Bond Portfolio‡	29,841,936	309,926,876
EQ/PIMCO Ultra Short Bond Portfolio‡	12,236,813	120,482,942
EQ/Quality Bond PLUS Portfolio‡	3,669,739	31,817,619
Multimanager Core Bond Portfolio‡	4,099,779	40,862,004

Total Fixed Income		818,441,336

Total Investments in Securities (100.0%) (Cost $944,973,812)		1,039,168,094
Other Assets Less Liabilities (0.0%)		416,889

Net Assets (100%)		$1,039,584,983

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2019, were as follows:

Security Description	Shares at December 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	1,547,531	6,479,166	558,707	(1,376,415)	(8,755)	1,231,610	6,884,313	166,126	88,017
1290 VT GAMCO Small Company Value Portfolio	42,709	5,911,541	271,431	(4,355,801)	1,345,353	(619,798)	2,552,726	20,486	64,442
1290 VT Micro Cap Portfolio	125,929	1,021,772	126,189	—	—	176,340	1,324,301	4,603	121,587
ATM Large Cap Managed Volatility Portfolio	4,784,804	60,787,709	18,915,035	(19,186,563)	1,775,121	11,041,933	73,333,235	1,194,955	5,382,399
ATM Mid Cap Managed Volatility Portfolio	1,569,828	8,827,707	2,941,057	(1,237,317)	3,888	1,938,086	12,473,421	144,227	330,278
ATM Small Cap Managed Volatility Portfolio	471,609	4,158,665	4,027,966	(3,791,465)	185,250	1,109,981	5,690,397	62,989	247,670

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

Investments in companies which were affiliates for the year ended December 31, 2019, were as follows:

Security Description	Shares at December 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM International Managed Volatility Portfolio	1,716,542	17,477,975	2,891,706	(5,019,106)	249,751	2,891,942	18,492,268	466,776	166,935
EQ/AB Small Cap Growth Portfolio (a)	137,408	3,352,695	354,946	(1,595,612)	9,449	387,893	2,509,371	9,742	227,142
EQ/BlackRock Basic Value Equity Portfolio	383,565	11,433,291	1,172,927	(4,967,403)	1,219,182	138,640	8,996,637	191,608	421,813
EQ/Global Equity Managed Volatility Portfolio (b)	332,189	4,760,421	1,009,075	(791,227)	33,917	948,531	5,960,717	88,289	159,661
EQ/International Core Managed Volatility Portfolio (c)	383,392	4,167,752	401,570	(991,227)	191,141	516,493	4,285,729	90,007	75,438
EQ/International Equity Index Portfolio	76,427	966,080	21,585	(400,000)	65,702	100,213	753,580	21,584	—
EQ/International Value Managed Volatility Portfolio (d)	288,060	2,162,898	1,791,448	(606,039)	27,139	504,101	3,879,547	92,771	80,994
EQ/JPMorgan Value Opportunities Portfolio	406,590	9,357,516	620,684	(4,172,028)	194,726	1,589,610	7,590,508	102,763	95,294
EQ/Large Cap Core Managed Volatility Portfolio (e)	1,616,959	16,426,979	2,167,760	(3,696,368)	992,557	2,320,486	18,211,414	259,300	1,131,647
EQ/Large Cap Growth Index Portfolio	76,827	1,445,009	92,958	(500,000)	178,818	65,447	1,282,232	9,897	83,060
EQ/Large Cap Growth Managed Volatility Portfolio (f)	386,106	12,452,417	1,772,472	(3,100,755)	961,067	1,847,740	13,932,941	83,666	1,030,055
EQ/Large Cap Value Managed Volatility Portfolio (g)	382,008	6,528,184	1,017,230	(1,582,454)	150,300	878,793	6,992,053	143,515	401,467
EQ/Loomis Sayles Growth Portfolio (h)	531,783	6,203,313	513,163	(2,941,227)	467,399	679,233	4,921,881	12,409	264,630
EQ/MFS International Growth Portfolio	1,004,890	9,995,007	783,144	(4,207,028)	472,531	1,224,072	8,267,726	116,567	243,950
EQ/Morgan Stanley Small Cap Growth Portfolio (i)	189,131	2,702,935	234,308	(1,450,000)	21,884	484,368	1,993,495	3,714	230,595
EQ/T. Rowe Price Growth Stock Portfolio*	59,760	4,524,792	191,413	(2,195,613)	251,832	580,447	3,352,871	—	73,350
Multimanager Mid Cap Growth Portfolio*	432,175	3,538,465	678,300	(395,613)	(2,533)	832,600	4,651,219	—	335,238
Multimanager Mid Cap Value Portfolio	156,298	1,853,215	481,469	(210,426)	371	269,547	2,394,176	36,546	170,300
Fixed Income
1290 VT DoubleLine Opportunistic Bond Portfolio	4,627,107	27,995,895	20,343,518	(3,089,193)	9,318	1,619,463	46,879,001	1,392,567	—
1290 VT High Yield Bond Portfolio	1,432,532	13,419,696	1,296,293	(1,978,067)	(4,152)	1,008,171	13,741,941	705,983	—
EQ/Core Bond Index Portfolio	23,085,400	245,699,387	16,244,702	(39,594,605)	113,072	10,229,844	232,692,400	4,967,179	—
EQ/Global Bond PLUS Portfolio	2,361,896	23,106,419	1,434,316	(3,560,521)	(3,461)	1,061,800	22,038,553	231,691	140,064
EQ/Intermediate Government Bond Portfolio	29,841,936	336,218,061	20,820,902	(55,641,176)	(79,996)	8,609,085	309,926,876	5,585,716	—
EQ/PIMCO Ultra Short Bond Portfolio	12,236,813	125,426,395	13,645,384	(18,989,445)	15,704	384,904	120,482,942	3,028,397	—

See Notes to Financial Statements.

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EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

Investments in companies which were affiliates for the year ended December 31, 2019, were as follows:

Security Description	Shares at December 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Quality Bond PLUS Portfolio	3,669,739	32,616,632	1,811,337	(3,880,420)	6,274	1,263,796	31,817,619	574,262	—
Multimanager Core Bond Portfolio	4,099,779	40,651,698	3,604,248	(5,067,260)	(1,848)	1,675,166	40,862,004	973,760	339,227

Total		1,051,669,687	122,237,243	(200,570,374)	8,841,001	56,990,537	1,039,168,094	20,782,095	11,905,253

(a)	Formerly known as AXA/AB Small Cap Growth Portfolio.
(b)	Formerly known as AXA Global Equity Managed Volatility Portfolio.
(c)	Formerly known as AXA International Core Managed Volatility Portfolio.
(d)	Formerly known as AXA International Value Managed Volatility Portfolio.
(e)	Formerly known as AXA Large Cap Core Managed Volatility Portfolio.
(f)	Formerly known as AXA Large Cap Growth Managed Volatility Portfolio.
(g)	Formerly known as AXA Large Cap Value Managed Volatility Portfolio.
(h)	Formerly known as AXA/Loomis Sayles Growth Portfolio.
(i)	Formerly known as AXA/Morgan Stanley Small Cap Growth Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,039,168,094	$—	$1,039,168,094

Total Assets	$—	$1,039,168,094	$—	$1,039,168,094

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,039,168,094	$—	$1,039,168,094

The Portfolio held no derivatives contracts during the year ended December 31, 2019.

Investment security transactions for the year ended December 31, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$122,237,243
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$200,570,374

See Notes to Financial Statements.

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EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

As of December 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$96,666,053
Aggregate gross unrealized depreciation	(3,292,606)

Net unrealized appreciation	$93,373,447

Federal income tax cost of investments in securities and derivative instruments, if applicable	$945,794,647

See Notes to Financial Statements.

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EQ/CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $944,973,812)	$1,039,168,094
Cash	798,574
Receivable for securities sold	508,869
Receivable for Portfolio shares sold	68,742
Other assets	4,349

Total assets	1,040,548,628

LIABILITIES
Payable for Portfolio shares redeemed	428,548
Distribution fees payable – Class B	213,869
Administrative fees payable	108,303
Investment management fees payable	59,539
Trustees’ fees payable	13,208
Distribution fees payable – Class A	4,098
Accrued expenses	136,080

Total liabilities	963,645

NET ASSETS	$1,039,584,983

Net assets were comprised of:
Paid in capital	$933,921,250
Total distributable earnings (loss)	105,663,733

Net assets	$1,039,584,983

Class A
Net asset value, offering and redemption price per share, $19,285,337 / 2,049,889 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.41

Class B
Net asset value, offering and redemption price per share, $1,009,701,342 / 107,265,198 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.41

Class K
Net asset value, offering and redemption price per share, $10,598,304 / 1,128,814 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.39

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2019

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$20,782,095
Interest	19,480

Total income	20,801,575

EXPENSES
Distribution fees – Class B	2,563,834
Administrative fees	1,299,798
Investment management fees	1,055,157
Custodian fees	189,001
Printing and mailing expenses	126,862
Professional fees	79,470
Distribution fees – Class A	48,516
Trustees’ fees	34,072
Miscellaneous	19,794

Gross expenses	5,416,504
Less: Waiver from investment manager	(369,200)

Net expenses	5,047,304

NET INVESTMENT INCOME (LOSS)	15,754,271

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	8,841,001
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	11,905,253

Net realized gain (loss)	20,746,254

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	56,990,537

NET REALIZED AND UNREALIZED GAIN (LOSS)	77,736,791

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$93,491,062

See Notes to Financial Statements.

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EQ/CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2019	2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,754,271	$15,001,614
Net realized gain (loss)	20,746,254	29,509,653
Net change in unrealized appreciation (depreciation)	56,990,537	(61,336,675)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	93,491,062	(16,825,408)

Distributions to shareholders:
Class A	(714,052)	(806,856)
Class B	(37,452,430)	(41,511,770)
Class K	(418,401)	(347,794)

Total distributions to shareholders	(38,584,883)	(42,666,420)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 155,082 and 182,955 shares, respectively ]	1,451,507	1,708,768
Capital shares issued in reinvestment of dividends and distributions [ 75,852 and 89,274 shares, respectively ]	714,052	806,856
Capital shares repurchased [ (423,405) and (313,125) shares, respectively ]	(3,944,773)	(2,929,138)

Total Class A transactions	(1,779,214)	(413,514)

Class B
Capital shares sold [ 11,207,544 and 14,766,933 shares, respectively ]	104,912,423	138,108,092
Capital shares issued in reinvestment of dividends and distributions [ 3,976,185 and 4,589,052 shares, respectively ]	37,452,430	41,511,770
Capital shares repurchased [ (22,221,346) and (28,720,743) shares, respectively ]	(208,441,582)	(269,480,161)

Total Class B transactions	(66,076,729)	(89,860,299)

Class K
Capital shares sold [ 314,167 and 375,816 shares, respectively ]	2,965,918	3,435,306
Capital shares issued in reinvestment of dividends and distributions [ 44,515 and 38,598 shares, respectively ]	418,401	347,794
Capital shares repurchased [ (266,249) and (236,441) shares, respectively ]	(2,526,501)	(2,188,214)

Total Class K transactions	857,818	1,594,886

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(66,998,125)	(88,678,927)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,091,946)	(148,170,755)
NET ASSETS:
Beginning of year	1,051,676,929	1,199,847,684

End of year	$1,039,584,983	$1,051,676,929

See Notes to Financial Statements.

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EQ/CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2019		2018		2017		2016		2015
Net asset value, beginning of year	$8.94		$9.46		$9.34		$9.29		$9.55

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14		0.13		0.10		0.08		0.06
Net realized and unrealized gain (loss)	0.69		(0.28)		0.37		0.18		(0.07)

Total from investment operations	0.83		(0.15)		0.47		0.26		(0.01)

Less distributions:
Dividends from net investment income	(0.16)		(0.14)		(0.11)		(0.09)		(0.08)
Distributions from net realized gains	(0.20)		(0.23)		(0.24)		(0.12)		(0.17)

Total dividends and distributions	(0.36)		(0.37)		(0.35)		(0.21)		(0.25)

Net asset value, end of year	$9.41		$8.94		$9.46		$9.34		$9.29

Total return	9.26%		(1.59)%		5.03%		2.84%		(0.16)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$19,285		$20,046		$21,594		$23,596		$25,419
Ratio of expenses to average net assets:
After waivers (f)	0.48	%(j)	0.47	%(j)	0.47	%(j)	0.46	%(j)	0.47	%(j)
Before waivers (f)	0.52%		0.52%		0.53%		0.53%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.51%		1.40%		0.99%		0.86%		0.64%
Before waivers (f)(x)	1.48%		1.35%		0.93%		0.80%		0.60%
Portfolio turnover rate^	12%		12%		9%		12%		10%

	Year Ended December 31,
Class B	2019		2018		2017		2016		2015
Net asset value, beginning of year	$8.94		$9.46		$9.35		$9.29		$9.56

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14		0.12		0.09		0.08		0.06
Net realized and unrealized gain (loss)	0.69		(0.27)		0.37		0.19		(0.08)

Total from investment operations	0.83		(0.15)		0.46		0.27		(0.02)

Less distributions:
Dividends from net investment income	(0.16)		(0.14)		(0.11)		(0.09)		(0.08)
Distributions from net realized gains	(0.20)		(0.23)		(0.24)		(0.12)		(0.17)

Total dividends and distributions	(0.36)		(0.37)		(0.35)		(0.21)		(0.25)

Net asset value, end of year	$9.41		$8.94		$9.46		$9.35		$9.29

Total return	9.25%		(1.59)%		4.91%		2.95%		(0.26)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,009,701		$1,022,384		$1,170,151		$1,326,851		$1,382,210
Ratio of expenses to average net assets:
After waivers (f)	0.48	%(j)	0.47	%(j)	0.47	%(j)	0.46	%(j)	0.47	%(j)
Before waivers (f)	0.52%		0.52%		0.53%		0.53%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.49%		1.33%		0.91%		0.86%		0.66%
Before waivers (f)(x)	1.45%		1.28%		0.85%		0.80%		0.61%
Portfolio turnover rate^	12%		12%		9%		12%		10%

See Notes to Financial Statements.

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EQ/CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2019		2018		2017		2016		2015
Net asset value, beginning of year	$8.92		$9.44		$9.33		$9.27		$9.54

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.18		0.16		0.14		0.12		0.11
Net realized and unrealized gain (loss)	0.67		(0.28)		0.34		0.18		(0.11)

Total from investment operations	0.85		(0.12)		0.48		0.30		—	#

Less distributions:
Dividends from net investment income	(0.18)		(0.17)		(0.13)		(0.12)		(0.10)
Distributions from net realized gains	(0.20)		(0.23)		(0.24)		(0.12)		(0.17)

Total dividends and distributions	(0.38)		(0.40)		(0.37)		(0.24)		(0.27)

Net asset value, end of year	$9.39		$8.92		$9.44		$9.33		$9.27

Total return	9.54%		(1.34)%		5.18%		3.21%		(0.02)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$10,598		$9,246		$8,103		$4,697		$3,647
Ratio of expenses to average net assets:
After waivers (f)	0.23	%(j)	0.22	%(j)	0.22	%(j)	0.21	%(j)	0.22	%(j)
Before waivers (f)	0.27%		0.27%		0.28%		0.28%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.89%		1.69%		1.49%		1.31%		1.12%
Before waivers (f)(x)	1.85%		1.64%		1.43%		1.25%		1.08%
Portfolio turnover rate^	12%		12%		9%		12%		10%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class A, 1.00% for Class B and 0.75% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/19

	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares	13.45%	4.35%	5.10%
Portfolio – Class B Shares	13.43	4.37	5.05
Portfolio – Class K Shares*	13.83	4.63	5.56
EQ/Conservative-Plus Allocation Index	13.60	5.01	5.92
S&P 500® Index	31.49	11.70	13.56
Bloomberg Barclays U.S. Intermediate Government Bond Index	5.20	1.99	2.38

* Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 13.43% for the year ended December 31, 2019. This compares to the returns of the following benchmarks over the same period: the EQ/Conservative-Plus Allocation Index, the S&P 500® Index and the Bloomberg Barclays U.S. Intermediate Government Bond Index, which returned 13.60%, 31.49% and 5.20%, respectively.

Portfolio Highlights

The Portfolio holds allocations in a mixture of portfolios invested in a mixture of U.S. stocks, international stocks and intermediate-term bonds. Despite fluctuating trade tensions, concerns over the durability of global economic growth and a year that ended with heightened political tension in the Middle East, the bulk of the Portfolio’s holdings produced attractive gains.

The Portfolio’s return is driven by its relative allocation to the asset class performance detailed below; the EQ/Conservative Plus Allocation Portfolio targets an allocation of 30% in U.S. equities in various capitalization ranges, 10% in international stocks and 60% in investment-grade and high-yield bonds.

Details by sector:

The Portfolio’s return was primarily attributable to its holdings in large U.S. companies, especially those with outsized earnings growth. The U.S. stock market continued its historic bull market, driven in part by continued strength in large growth indexes as easing monetary policy supported strong price/earnings ratio expansion and the late-year thaw of U.S.-China trade tensions encouraged risk taking in equities. Growth continued its dominance over value, largely because of the strength of information technology stocks in the growth indexes, and late-year weakness in energy in their value counterparts.

U.S. small- and mid-sized companies also contributed attractive returns. These companies rallied significantly, although they lagged behind their larger counterparts.

In the international stock markets, the Portfolio’s equity holdings enjoyed robust gains for the year, with developed markets outperforming emerging markets. The boost in prices came largely at the end of the year, after slowing manufacturing activity and declining business investment, evidence of the impact of trade tensions on economic growth, had actually caused a sharp sell-off in August 2019. These macroeconomic and geopolitical issues mostly abated during the fourth quarter, providing a favorable backdrop for a substantial end-of-year rally.

Finally, the Portfolio’s holdings in intermediate-term government and corporate bonds also provided positive returns, as the Federal Reserve first placed interest-rate increases on the back burner early in the year and then eventually reduced rates to reassure markets that had become nervous over the economic implications of global political events. Its actions contributed to falling interest rates, while Middle East tensions spurred a flight to quality, boosting this sector’s returns. Its allocation to high-yield bonds further contributed to the Portfolio’s gains, as these securities generally profited from the same positive trends as equities.

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2019
Fixed Income	58.3%
Equity	41.7

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2019
EQ/Intermediate Government Bond Portfolio	20.8%
EQ/Core Bond Index Portfolio	15.6
ATM Large Cap Managed Volatility Portfolio	11.1
EQ/PIMCO Ultra Short Bond Portfolio	8.7
ATM International Managed Volatility Portfolio	4.4
Multimanager Core Bond Portfolio	4.2
1290 VT DoubleLine Opportunistic Bond Portfolio	3.3
EQ/Quality Bond PLUS Portfolio	3.2
EQ/Large Cap Core Managed Volatility Portfolio	2.8
ATM Small Cap Managed Volatility Portfolio	2.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Unaudited)

EXAMPLE

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period* 7/1/19 - 12/31/19
Class A
Actual	$1,000.00	$1,041.20	$2.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.61	2.62
Class B
Actual	1,000.00	1,041.10	2.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.61	2.62
Class K
Actual	1,000.00	1,042.60	1.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.87	1.35

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.51%, 0.51% and 0.26%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2019

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (41.7%)
1290 VT Equity Income Portfolio‡	3,047,484	$13,556,972
1290 VT GAMCO Small Company Value Portfolio‡	155,780	9,311,101
1290 VT Micro Cap Portfolio‡	385,615	4,055,217
1290 VT Small Cap Value Portfolio‡	564,535	5,985,426
ATM International Managed Volatility Portfolio‡	4,993,854	53,798,674
ATM Large Cap Managed Volatility Portfolio‡	8,856,482	135,736,923
ATM Mid Cap Managed Volatility Portfolio‡	2,400,429	19,073,153
ATM Small Cap Managed Volatility Portfolio‡	2,744,049	33,109,450
EQ/AB Small Cap Growth Portfolio‡	663,737	12,121,269
EQ/BlackRock Basic Value Equity Portfolio‡	711,958	16,699,194
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	259,558	4,042,090
EQ/Global Equity Managed Volatility Portfolio‡	1,091,442	19,584,561
EQ/International Core Managed Volatility Portfolio‡	1,056,766	11,813,006
EQ/International Equity Index Portfolio‡	203,258	2,004,158
EQ/International Value Managed Volatility Portfolio‡	1,267,151	17,065,773
EQ/JPMorgan Value Opportunities Portfolio‡	770,606	14,386,230
EQ/Large Cap Core Managed Volatility Portfolio‡	3,050,665	34,358,896
EQ/Large Cap Growth Index Portfolio‡	109,025	1,819,609
EQ/Large Cap Growth Managed Volatility Portfolio‡	700,345	25,272,510
EQ/Large Cap Value Managed Volatility Portfolio‡	1,168,389	21,385,513

EQ/Loomis Sayles Growth Portfolio‡	901,536	8,344,102
EQ/MFS International Growth Portfolio‡	2,913,474	23,970,599
EQ/Morgan Stanley Small Cap Growth Portfolio‡	696,588	7,342,217
EQ/T. Rowe Price Growth Stock Portfolio*‡	99,244	5,568,159
Multimanager Mid Cap Growth Portfolio*‡	578,667	6,227,810
Multimanager Mid Cap Value Portfolio‡	281,579	4,313,225

Total Equity		510,945,837

Fixed Income (58.3%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	3,987,197	40,395,828
1290 VT High Yield Bond Portfolio‡	1,129,553	10,835,541
EQ/Core Bond Index Portfolio‡	18,956,785	191,077,468
EQ/Global Bond PLUS Portfolio‡	2,047,304	19,103,136
EQ/Intermediate Government Bond Portfolio‡	24,543,343	254,897,723
EQ/PIMCO Ultra Short Bond Portfolio‡	10,753,412	105,877,458
EQ/Quality Bond PLUS Portfolio‡	4,576,572	39,680,109
Multimanager Core Bond Portfolio‡	5,213,214	51,959,474

Total Fixed Income		713,826,737

Total Investments in Securities (100.0%) (Cost $1,033,785,663)		1,224,772,574
Other Assets Less Liabilities (0.0%)		568,444

Net Assets (100%)		$1,225,341,018

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2019, were as follows:

Security Description	Shares at December 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	3,047,484	13,186,156	788,454	(2,904,232)	144,712	2,341,882	13,556,972	327,602	179,331
1290 VT GAMCO Small Company Value Portfolio	155,780	12,200,873	528,891	(5,508,443)	79,800	2,009,980	9,311,101	74,784	235,139
1290 VT Micro Cap Portfolio	385,615	3,392,336	450,288	(370,789)	1,998	581,384	4,055,217	14,142	373,595
1290 VT Small Cap Value Portfolio	564,535	7,489,758	428,060	(3,216,578)	(74,771)	1,358,957	5,985,426	66,362	236,596
ATM Large Cap Managed Volatility Portfolio	8,856,482	122,600,517	22,739,938	(33,266,864)	4,738,295	18,925,037	135,736,923	2,202,003	9,923,052
ATM Mid Cap Managed Volatility Portfolio	2,400,429	14,274,911	3,582,839	(1,740,139)	4,015	2,951,527	19,073,153	220,839	505,720

See Notes to Financial Statements.

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EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

Investments in companies which were affiliates for the year ended December 31, 2019, were as follows:

Security Description	Shares at December 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Small Cap Managed Volatility Portfolio	2,744,049	29,600,067	4,783,110	(6,744,085)	383,288	5,087,070	33,109,450	352,614	1,386,460
ATM International Managed Volatility Portfolio	4,993,854	49,782,825	6,939,071	(11,853,124)	182,835	8,747,067	53,798,674	1,358,589	485,876
EQ/AB Small Cap Growth Portfolio (a)	663,737	14,734,888	1,436,518	(6,454,232)	(126,709)	2,530,804	12,121,269	47,536	1,107,462
EQ/BlackRock Basic Value Equity Portfolio	711,958	15,758,929	1,562,383	(3,016,886)	246,985	2,147,783	16,699,194	351,230	773,213
EQ/Franklin Small Cap Value Managed Volatility Portfolio (b)	259,558	3,281,622	549,137	(370,789)	9,055	573,065	4,042,090	43,497	218,090
EQ/Global Equity Managed Volatility Portfolio (c)	1,091,442	17,228,336	1,190,878	(2,224,733)	78,231	3,311,849	19,584,561	290,412	525,160
EQ/International Core Managed Volatility Portfolio (d)	1,056,766	10,725,520	706,401	(1,483,156)	178,756	1,685,485	11,813,006	248,185	208,012
EQ/International Equity Index Portfolio	203,258	1,855,722	57,404	(250,000)	28,189	312,843	2,004,158	57,403	—
EQ/International Value Managed Volatility Portfolio (e)	1,267,151	6,915,915	11,850,798	(3,941,003)	257,140	1,982,923	17,065,773	407,477	355,747
EQ/JPMorgan Value Opportunities Portfolio	770,606	15,984,756	688,325	(5,775,308)	390,890	3,097,567	14,386,230	194,804	180,685
EQ/Large Cap Core Managed Volatility Portfolio (f)	3,050,665	29,704,440	3,315,685	(4,573,678)	745,936	5,166,513	34,358,896	489,888	2,137,733
EQ/Large Cap Growth Index Portfolio	109,025	1,941,073	131,915	(600,000)	213,813	132,808	1,819,609	14,045	117,870
EQ/Large Cap Growth Managed Volatility Portfolio (g)	700,345	26,533,143	2,586,881	(9,453,464)	4,558,119	1,047,831	25,272,510	151,917	1,871,921
EQ/Large Cap Value Managed Volatility Portfolio (h)	1,168,389	18,904,607	2,103,421	(2,595,522)	382,707	2,590,300	21,385,513	438,608	1,226,955
EQ/Loomis Sayles Growth Portfolio (i)	901,536	7,417,507	655,323	(1,412,367)	170,931	1,512,708	8,344,102	21,001	446,669
EQ/MFS International Growth Portfolio	2,913,474	29,676,375	1,665,376	(12,433,176)	1,596,538	3,465,486	23,970,599	340,851	730,249
EQ/Morgan Stanley Small Cap Growth Portfolio (j)	696,588	4,856,816	2,188,612	(570,501)	2,752	864,538	7,342,217	13,392	831,433
EQ/T. Rowe Price Growth Stock Portfolio*	99,244	5,392,341	247,255	(1,441,578)	275,410	1,094,731	5,568,159	—	122,153
Multimanager Mid Cap Growth Portfolio*	578,667	4,630,924	886,448	(370,789)	(6,516)	1,087,743	6,227,810	—	448,897
Multimanager Mid Cap Value Portfolio	281,579	3,387,950	809,785	(370,789)	12,181	474,098	4,313,225	65,796	306,437
Fixed Income
1290 VT DoubleLine Opportunistic Bond Portfolio	3,987,197	25,005,548	16,142,342	(2,167,461)	6,046	1,409,353	40,395,828	1,191,875	—
1290 VT High Yield Bond Portfolio	1,129,553	10,711,358	807,845	(1,483,156)	(7,999)	807,493	10,835,541	557,639	—

See Notes to Financial Statements.

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EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

Investments in companies which were affiliates for the year ended December 31, 2019, were as follows:

Security Description	Shares at December 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Core Bond Index Portfolio	18,956,785	207,469,472	10,393,817	(35,483,572)	174,462	8,523,289	191,077,468	4,084,077	—
EQ/Global Bond PLUS Portfolio	2,047,304	18,584,443	2,029,202	(2,424,446)	10,624	903,313	19,103,136	201,093	121,566
EQ/Intermediate Government Bond Portfolio	24,543,343	280,466,119	12,954,329	(45,653,007)	(16,574)	7,146,856	254,897,723	4,599,575	—
EQ/PIMCO Ultra Short Bond Portfolio	10,753,412	109,622,375	12,395,851	(16,448,400)	(5,150)	312,782	105,877,458	2,664,009	—
EQ/Quality Bond PLUS Portfolio	4,576,572	28,875,081	12,170,467	(2,737,963)	7,067	1,365,457	39,680,109	716,213	—
Multimanager Core Bond Portfolio	5,213,214	35,621,620	18,487,464	(3,850,329)	1,589	1,699,130	51,959,474	1,072,433	423,122

Total		1,187,814,323	158,254,513	(233,190,559)	14,644,645	97,249,652	1,224,772,574	22,879,891	25,479,143

(a)	Formerly known as AXA/AB Small Cap Growth Portfolio.
(b)	Formerly known as AXA/Franklin Small Cap Value Managed Volatility Portfolio.
(c)	Formerly known as AXA Global Equity Managed Volatility Portfolio.
(d)	Formerly known as AXA International Core Managed Volatility Portfolio.
(e)	Formerly known as AXA International Value Managed Volatility Portfolio.
(f)	Formerly known as AXA Large Cap Core Managed Volatility Portfolio.
(g)	Formerly known as AXA Large Cap Growth Managed Volatility Portfolio.
(h)	Formerly known as AXA Large Cap Value Managed Volatility Portfolio.
(i)	Formerly known as AXA/Loomis Sayles Growth Portfolio.
(j)	Formerly known as AXA/Morgan Stanley Small Cap Growth Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,224,772,574	$—	$1,224,772,574

Total Assets	$—	$1,224,772,574	$—	$1,224,772,574

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,224,772,574	$—	$1,224,772,574

See Notes to Financial Statements.

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EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

The Portfolio held no derivatives contracts during the year ended December 31, 2019.

Investment security transactions for the year ended December 31, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$158,254,513
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$233,190,559

As of December 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$198,923,562
Aggregate gross unrealized depreciation	(9,164,323)

Net unrealized appreciation	$189,759,239

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,035,013,335

See Notes to Financial Statements.

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EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $1,033,785,663)	$1,224,772,574
Cash	1,321,566
Receivable for Portfolio shares sold	326,611
Receivable for securities sold	87,146
Other assets	5,090

Total assets	1,226,512,987

LIABILITIES
Payable for Portfolio shares redeemed	550,790
Distribution fees payable – Class B	248,944
Administrative fees payable	127,302
Investment management fees payable	103,548
Trustees’ fees payable	15,323
Distribution fees payable – Class A	3,863
Accrued expenses	122,199

Total liabilities	1,171,969

NET ASSETS	$1,225,341,018

Net assets were comprised of:
Paid in capital	$1,010,954,411
Total distributable earnings (loss)	214,386,607

Net assets	$1,225,341,018

Class A
Net asset value, offering and redemption price per share, $18,126,970 / 1,862,137 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.73

Class B
Net asset value, offering and redemption price per share, $1,178,433,252 / 120,981,964 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.74

Class K
Net asset value, offering and redemption price per share, $28,780,796 / 2,956,075 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.74

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2019

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$22,879,891
Interest	19,069

Total income	22,898,960

EXPENSES
Distribution fees – Class B	2,936,717
Administrative fees	1,504,299
Investment management fees	1,221,181
Custodian fees	217,799
Printing and mailing expenses	144,540
Professional fees	85,913
Recoupment fees	45,360
Distribution fees – Class A	45,100
Trustees’ fees	39,348
Miscellaneous	23,075

Total expenses	6,263,332

NET INVESTMENT INCOME (LOSS)	16,635,628

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	14,644,645
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	25,479,143

Net realized gain (loss)	40,123,788

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	97,249,652

NET REALIZED AND UNREALIZED GAIN (LOSS)	137,373,440

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$154,009,068

See Notes to Financial Statements.

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EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2019	2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,635,628	$15,226,524
Net realized gain (loss)	40,123,788	63,464,540
Net change in unrealized appreciation (depreciation)	97,249,652	(123,204,732)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	154,009,068	(44,513,668)

Distributions to shareholders:
Class A	(953,010)	(976,321)
Class B	(61,053,205)	(68,236,715)
Class K	(1,551,075)	(1,734,548)

Total distributions to shareholders	(63,557,290)	(70,947,584)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 452,172 and 276,578 shares, respectively ]	4,312,740	2,724,844
Capital shares issued in reinvestment of dividends and distributions [ 98,273 and 104,991 shares, respectively ]	953,010	976,321
Capital shares repurchased [ (504,163) and (368,045) shares, respectively ]	(4,875,461)	(3,624,954)

Total Class A transactions	390,289	76,211

Class B
Capital shares sold [ 8,315,457 and 10,244,339 shares, respectively ]	80,291,394	101,190,108
Capital shares issued in reinvestment of dividends and distributions [ 6,291,805 and 7,332,797 shares, respectively ]	61,053,205	68,236,715
Capital shares repurchased [ (20,190,382) and (24,159,569) shares, respectively ]	(194,941,019)	(239,176,609)

Total Class B transactions	(53,596,420)	(69,749,786)

Class K
Capital shares sold [ 142,413 and 127,180 shares, respectively ]	1,376,927	1,268,086
Capital shares issued in reinvestment of dividends and distributions [ 159,780 and 186,493 shares, respectively ]	1,551,075	1,734,548
Capital shares repurchased [ (368,554) and (843,950) shares, respectively ]	(3,567,659)	(8,378,502)

Total Class K transactions	(639,657)	(5,375,868)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(53,845,788)	(75,049,443)

TOTAL INCREASE (DECREASE) IN NET ASSETS	36,605,990	(190,510,695)
NET ASSETS:
Beginning of year	1,188,735,028	1,379,245,723

End of year	$1,225,341,018	$1,188,735,028

See Notes to Financial Statements.

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EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2019		2018		2017		2016		2015
Net asset value, beginning of year	$9.04		$9.95		$9.56		$9.46		$9.96

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13		0.12		0.09		0.08		0.05
Net realized and unrealized gain (loss)	1.08		(0.47)		0.75		0.37		(0.12)

Total from investment operations	1.21		(0.35)		0.84		0.45		(0.07)

Less distributions:
Dividends from net investment income	(0.16)		(0.15)		(0.12)		(0.09)		(0.08)
Distributions from net realized gains	(0.36)		(0.41)		(0.33)		(0.26)		(0.35)

Total dividends and distributions	(0.52)		(0.56)		(0.45)		(0.35)		(0.43)

Net asset value, end of year	$9.73		$9.04		$9.95		$9.56		$9.46

Total return	13.45%		(3.63)%		8.79%		4.73%		(0.67)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$18,127		$16,418		$17,939		$18,136		$18,349
Ratio of expenses to average net assets:
After waivers (f)	0.52	%(j)	0.53	%(k)	0.52	%(k)	0.52	%(k)	0.53	%(k)
Before waivers (f)	0.52%		0.53%		0.53%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.38%		1.18%		0.93%		0.79%		0.53%
Before waivers (f)(x)	1.38%		1.18%		0.93%		0.78%		0.53%
Portfolio turnover rate^	13%		14%		10%		11%		8%

	Year Ended December 31,
Class B	2019		2018		2017		2016		2015
Net asset value, beginning of year	$9.05		$9.96		$9.57		$9.46		$9.96

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13		0.11		0.09		0.08		0.05
Net realized and unrealized gain (loss)	1.08		(0.46)		0.75		0.38		(0.12)

Total from investment operations	1.21		(0.35)		0.84		0.46		(0.07)

Less distributions:
Dividends from net investment income	(0.16)		(0.15)		(0.12)		(0.09)		(0.08)
Distributions from net realized gains	(0.36)		(0.41)		(0.33)		(0.26)		(0.35)

Total dividends and distributions	(0.52)		(0.56)		(0.45)		(0.35)		(0.43)

Net asset value, end of year	$9.74		$9.05		$9.96		$9.57		$9.46

Total return	13.43%		(3.62)%		8.78%		4.84%		(0.67)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,178,433		$1,144,990		$1,325,942		$1,354,790		$1,414,428
Ratio of expenses to average net assets:
After waivers (f)	0.52	%(j)	0.53	%(k)	0.52	%(k)	0.52	%(k)	0.53	%(k)
Before waivers (f)	0.52%		0.53%		0.53%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.36%		1.16%		0.86%		0.81%		0.54%
Before waivers (f)(x)	1.36%		1.16%		0.86%		0.80%		0.54%
Portfolio turnover rate^	13%		14%		10%		11%		8%

See Notes to Financial Statements.

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EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2019		2018		2017		2016		2015
Net asset value, beginning of year	$9.04		$9.95		$9.56		$9.46		$9.96

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16		0.13		0.11		0.11		0.08
Net realized and unrealized gain (loss)	1.08		(0.46)		0.76		0.37		(0.12)

Total from investment operations	1.24		(0.33)		0.87		0.48		(0.04)

Less distributions:
Dividends from net investment income	(0.18)		(0.17)		(0.15)		(0.12)		(0.11)
Distributions from net realized gains	(0.36)		(0.41)		(0.33)		(0.26)		(0.35)

Total dividends and distributions	(0.54)		(0.58)		(0.48)		(0.38)		(0.46)

Net asset value, end of year	$9.74		$9.04		$9.95		$9.56		$9.46

Total return	13.83%		(3.38)%		9.05%		4.99%		(0.42)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$28,781		$27,328		$35,366		$37,441		$36,735
Ratio of expenses to average net assets:
After waivers (f)	0.27	%(j)	0.28	%(k)	0.27	%(k)	0.27	%(k)	0.28	%(k)
Before waivers (f)	0.27%		0.28%		0.28%		0.28%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.61%		1.29%		1.07%		1.10%		0.79%
Before waivers (f)(x)	1.61%		1.29%		1.06%		1.09%		0.79%
Portfolio turnover rate^	13%		14%		10%		11%		8%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.08% for Class A, 1.08% for Class B and 0.83% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/MODERATE ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/19

	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares	15.49%	4.99%	5.72%
Portfolio – Class B Shares	15.55	4.98	5.67
Portfolio – Class K Shares*	15.85	5.27	6.43
EQ/Moderate Allocation Index	15.66	5.63	6.66
S&P 500® Index	31.49	11.70	13.56
Bloomberg Barclays U.S. Intermediate Government Bond Index	5.20	1.99	2.38

* Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 15.55% for the year ended December 31, 2019. This compares to the returns of the following benchmarks over the same period: the EQ/Moderate Allocation Index, the S&P 500® Index and the Bloomberg Barclays U.S. Intermediate Government Bond Index, which returned 15.66%, 31.49% and 5.20%, respectively.

Portfolio Highlights

The Portfolio holds allocations in a mixture of portfolios invested in a mixture of U.S. stocks, international stocks and intermediate-term bonds. Despite fluctuating trade tensions, concerns over the durability of global economic growth and a year that ended with heightened political tension in the Middle East, the bulk of the Portfolio’s holdings produced attractive gains.

The Portfolio’s return is driven by its relative allocation to the asset class performance detailed below; the EQ/Moderate Allocation Portfolio targets an allocation of 35% in U.S. equities in various capitalization ranges, 15% in international stocks and 50% in investment grade and high-yield bonds.

Details by sector:

The Portfolio’s return was primarily attributable to its holdings in large U.S. companies, especially those with outsized earnings growth. The U.S. stock market continued its historic bull market, driven in part by continued strength in large growth indexes as easing monetary policy supported strong price/earnings ratio expansion and the late-year thaw of U.S.-China trade tensions encouraged risk taking in equities. Growth continued its dominance over value, largely because of the strength of information technology stocks in the growth indexes, and late-year weakness in energy in their value counterparts.

U.S. small- and mid-sized companies also contributed attractive returns. These companies rallied significantly, although they lagged behind their larger counterparts.

In the international stock markets, the Portfolio’s equity holdings enjoyed robust gains for the year, with developed markets outperforming emerging markets. The boost in prices came largely at the end of the year, after slowing manufacturing activity and declining business investment, evidence of the impact of trade tensions on economic growth, had actually caused a sharp sell-off in August 2019. These macroeconomic and geopolitical issues mostly abated during the fourth quarter, providing a favorable backdrop for a substantial end-of-year rally.

Finally, the Portfolio’s holdings in intermediate-term government and corporate bonds also provided positive returns, as the Federal Reserve first placed interest-rate increases on the back burner early in the year and then eventually reduced rates to reassure markets that had become nervous over the economic implications of global political events. Its actions contributed to falling interest rates, while Middle East tensions spurred a flight to quality, boosting this sector’s returns. Its allocation to high-yield bonds further contributed to the Portfolio’s gains, as these securities generally profited from the same positive trends as equities.

EQ/MODERATE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2019
Equity	51.9%
Fixed Income	48.1

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2019
EQ/Intermediate Government Bond Portfolio	17.2%
EQ/Core Bond Index Portfolio	12.7
ATM Large Cap Managed Volatility Portfolio	12.0
EQ/PIMCO Ultra Short Bond Portfolio	7.1
ATM International Managed Volatility Portfolio	6.8
ATM Small Cap Managed Volatility Portfolio	4.4
Multimanager Core Bond Portfolio	3.7
EQ/Large Cap Core Managed Volatility Portfolio	3.0
EQ/MFS International Growth Portfolio	3.0
EQ/Quality Bond PLUS Portfolio	2.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EQ/MODERATE ALLOCATION PORTFOLIO (Unaudited)

EXAMPLE

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period* 7/1/19 - 12/31/19
Class A
Actual	$1,000.00	$1,047.40	$2.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.74	2.50
Class B
Actual	1,000.00	1,047.80	2.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.74	2.50
Class K
Actual	1,000.00	1,049.20	1.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.00	1.22

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.49%, 0.49% and 0.24%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2019

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (51.8%)
1290 VT Equity Income Portfolio‡	19,127,561	$85,090,442
1290 VT GAMCO Small Company Value Portfolio‡	1,182,808	70,697,325
1290 VT Micro Cap Portfolio‡	2,655,129	27,921,930
1290 VT Small Cap Value Portfolio‡	4,880,869	51,748,903
ATM International Managed Volatility Portfolio‡	45,709,741	492,430,006
ATM Large Cap Managed Volatility Portfolio‡	56,712,616	869,193,388
ATM Mid Cap Managed Volatility Portfolio‡	10,208,803	81,116,353
ATM Small Cap Managed Volatility Portfolio‡	26,383,178	318,337,079
EQ/AB Small Cap Growth Portfolio‡	8,015,016	146,371,399
EQ/BlackRock Basic Value Equity Portfolio‡	4,595,586	107,790,840
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,792,401	43,485,915
EQ/Global Equity Managed Volatility Portfolio‡	10,003,173	179,494,368
EQ/International Core Managed Volatility Portfolio‡	10,621,341	118,730,174
EQ/International Equity Index Portfolio‡	1,490,577	14,697,342
EQ/International Value Managed Volatility Portfolio‡	8,937,720	120,371,702
EQ/JPMorgan Value Opportunities Portfolio‡	4,628,867	86,415,017
EQ/Large Cap Core Managed Volatility Portfolio‡	19,566,473	220,372,430
EQ/Large Cap Growth Index Portfolio‡	480,182	8,014,179
EQ/Large Cap Growth Managed Volatility Portfolio‡	4,429,918	159,857,154
EQ/Large Cap Value Managed Volatility Portfolio‡	8,084,760	147,978,783
EQ/Loomis Sayles Growth Portfolio‡	6,303,604	58,342,551

EQ/MFS International Growth Portfolio‡	26,455,942	217,666,175
EQ/Morgan Stanley Small Cap Growth Portfolio‡	5,297,201	55,833,909
EQ/T. Rowe Price Growth Stock Portfolio*‡	593,032	33,272,585
Multimanager Mid Cap Growth Portfolio*‡	1,707,177	18,373,215
Multimanager Mid Cap Value Portfolio‡	1,871,721	28,671,041

Total Equity		3,762,274,205

Fixed Income (48.1%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	16,930,807	171,532,532
1290 VT High Yield Bond Portfolio‡	5,767,181	55,323,215
EQ/Core Bond Index Portfolio‡	91,780,977	925,118,717
EQ/Global Bond PLUS Portfolio‡	10,169,199	94,887,511
EQ/Intermediate Government Bond Portfolio‡	120,411,307	1,250,545,554
EQ/PIMCO Ultra Short Bond Portfolio‡	52,636,835	518,259,186
EQ/Quality Bond PLUS Portfolio‡	24,219,030	209,985,486
Multimanager Core Bond Portfolio‡	26,628,050	265,398,560

Total Fixed Income		3,491,050,761

Total Investments in Securities (99.9%) (Cost $5,959,078,773)		7,253,324,966
Other Assets Less Liabilities (0.1%)		4,891,589

Net Assets (100%)		$7,258,216,555

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2019, were as follows:

Security Description	Shares at December 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	19,127,561	90,755,350	3,156,818	(24,960,790)	228,949	15,910,115	85,090,442	2,054,492	1,090,807
1290 VT GAMCO Small Company Value Portfolio	1,182,808	98,595,715	4,864,250	(49,157,110)	17,760,138	(1,365,668)	70,697,325	567,512	1,785,217
1290 VT Micro Cap Portfolio	2,655,129	24,071,957	2,679,639	(2,973,034)	173,813	3,969,555	27,921,930	97,525	2,576,354
1290 VT Small Cap Value Portfolio	4,880,869	49,446,595	2,626,315	(9,561,391)	47,286	9,190,098	51,748,903	573,394	2,044,281
ATM Large Cap Managed Volatility Portfolio	56,712,616	778,037,434	93,672,911	(148,683,187)	26,220,036	119,946,194	869,193,388	14,075,534	63,456,259

See Notes to Financial Statements.

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EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

Investments in companies which were affiliates for the year ended December 31, 2019, were as follows:

Security Description	Shares at December 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Mid Cap Managed Volatility Portfolio	10,208,803	46,182,870	30,201,887	(7,834,425)	65,244	12,500,777	81,116,353	938,449	2,149,039
ATM Small Cap Managed Volatility Portfolio	26,383,178	209,921,581	92,491,113	(28,391,633)	657,520	43,658,498	318,337,079	3,385,077	13,309,958
ATM International Managed Volatility Portfolio	45,709,741	425,641,461	72,182,644	(83,931,966)	1,896,763	76,641,104	492,430,006	12,414,904	4,439,980
EQ/AB Small Cap Growth Portfolio (a)	8,015,016	173,042,354	13,755,976	(68,245,215)	3,975,026	23,843,258	146,371,399	564,515	13,165,541
EQ/BlackRock Basic Value Equity Portfolio	4,595,586	107,587,069	7,247,387	(23,341,185)	5,239,941	11,057,628	107,790,840	2,258,396	4,971,712
EQ/Franklin Small Cap Value Managed Volatility Portfolio (b)	2,792,401	27,886,226	12,670,678	(2,973,034)	70,989	5,831,056	43,485,915	467,840	2,347,078
EQ/Global Equity Managed Volatility Portfolio (c)	10,003,173	167,923,474	7,497,199	(28,495,215)	895,913	31,672,997	179,494,368	2,659,621	4,811,659
EQ/International Core Managed Volatility Portfolio (d)	10,621,341	111,338,019	4,597,005	(16,330,144)	1,043,140	18,082,154	118,730,174	2,491,512	2,088,212
EQ/International Equity Index Portfolio	1,490,577	21,235,273	425,836	(10,084,677)	86,741	3,034,169	14,697,342	422,956	—
EQ/International Value Managed Volatility Portfolio (e)	8,937,720	53,873,638	58,589,784	(6,749,748)	146,951	14,511,077	120,371,702	2,871,397	2,506,867
EQ/JPMorgan Value Opportunities Portfolio	4,628,867	99,669,446	2,270,132	(36,949,148)	2,466,721	18,957,866	86,415,017	1,170,327	1,085,405
EQ/Large Cap Core Managed Volatility Portfolio (f)	19,566,473	192,712,372	16,877,588	(27,660,287)	5,972,863	32,469,894	220,372,430	3,139,990	13,703,038
EQ/Large Cap Growth Index Portfolio	480,182	11,752,575	580,997	(6,000,000)	2,793,479	(1,112,872)	8,014,179	61,858	519,139
EQ/Large Cap Growth Managed Volatility Portfolio (g)	4,429,918	160,799,202	12,815,652	(49,452,577)	24,780,073	10,914,804	159,857,154	960,467	11,829,265
EQ/Large Cap Value Managed Volatility Portfolio (h)	8,084,760	123,953,147	26,038,988	(24,256,858)	2,749,308	19,494,198	147,978,783	3,032,602	8,483,347
EQ/Loomis Sayles Growth Portfolio (i)	6,303,604	64,420,770	3,307,968	(23,553,429)	6,003,364	8,163,878	58,342,551	147,456	3,148,991
EQ/MFS International Growth Portfolio	26,455,942	288,359,120	9,640,978	(126,171,329)	13,921,218	31,916,188	217,666,175	3,054,595	6,551,822
EQ/Morgan Stanley Small Cap Growth Portfolio (j)	5,297,201	42,584,816	9,932,800	(4,861,391)	25,461	8,152,223	55,833,909	101,837	6,322,324

See Notes to Financial Statements.

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EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

Investments in companies which were affiliates for the year ended December 31, 2019, were as follows:

Security Description	Shares at December 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/T. Rowe Price Growth Stock Portfolio*	593,032	28,503,716	735,542	(3,776,715)	678,329	7,131,713	33,272,585	—	729,782
Multimanager Mid Cap Growth Portfolio*	1,707,177	14,408,738	1,630,117	(1,084,677)	3,358	3,415,679	18,373,215	—	1,327,238
Multimanager Mid Cap Value Portfolio	1,871,721	24,268,615	2,775,302	(1,888,357)	(10,491)	3,525,972	28,671,041	437,015	2,035,407
Fixed Income
1290 VT DoubleLine Opportunistic Bond Portfolio	16,930,807	124,720,549	48,940,244	(8,879,794)	29,118	6,722,415	171,532,532	5,106,604	—
1290 VT High Yield Bond Portfolio	5,767,181	54,094,752	2,851,962	(5,665,072)	(12,706)	4,054,279	55,323,215	2,843,322	—
EQ/Core Bond Index Portfolio	91,780,977	1,011,184,535	48,432,142	(176,394,075)	724,376	41,171,739	925,118,717	19,759,344	—
EQ/Global Bond PLUS Portfolio	10,169,199	91,649,413	9,218,870	(10,526,463)	(74,829)	4,620,520	94,887,511	998,170	603,421
EQ/Intermediate Government Bond Portfolio	120,411,307	1,364,607,107	72,775,018	(220,957,540)	(322,018)	34,442,987	1,250,545,554	22,544,622	—
EQ/PIMCO Ultra Short Bond Portfolio	52,636,835	535,818,912	58,117,480	(77,150,718)	(20,806)	1,494,318	518,259,186	13,031,080	—
EQ/Quality Bond PLUS Portfolio	24,219,030	140,530,165	74,882,031	(12,937,505)	85,499	7,425,296	209,985,486	3,789,751	—
Multimanager Core Bond Portfolio	26,628,050	178,068,514	94,786,005	(16,714,219)	(20,708)	9,278,968	265,398,560	5,652,101	2,110,865

Total		6,937,645,480	903,269,258	(1,346,592,908)	118,280,059	640,723,077	7,253,324,966	131,674,265	179,193,008

(a)	Formerly known as AXA/AB Small Cap Growth Portfolio.
(b)	Formerly known as AXA/Franklin Small Cap Value Managed Volatility Portfolio.
(c)	Formerly known as AXA Global Equity Managed Volatility Portfolio.
(d)	Formerly known as AXA International Core Managed Volatility Portfolio.
(e)	Formerly known as AXA International Value Managed Volatility Portfolio.
(f)	Formerly known as AXA Large Cap Core Managed Volatility Portfolio.
(g)	Formerly known as AXA Large Cap Growth Managed Volatility Portfolio.
(h)	Formerly known as AXA Large Cap Value Managed Volatility Portfolio.
(i)	Formerly known as AXA/Loomis Sayles Growth Portfolio.
(j)	Formerly known as AXA/Morgan Stanley Small Cap Growth Portfolio.

See Notes to Financial Statements.

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EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$7,253,324,966	$—	$7,253,324,966

Total Assets	$—	$7,253,324,966	$—	$7,253,324,966

Total Liabilities	$—	$—	$—	$—

Total	$—	$7,253,324,966	$—	$7,253,324,966

The Portfolio held no derivatives contracts during the year ended December 31, 2019.

Investment security transactions for the year ended December 31, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$903,269,258
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,346,592,908

As of December 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,325,402,519
Aggregate gross unrealized depreciation	(55,679,703)

Net unrealized appreciation	$1,269,722,816

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,983,602,150

See Notes to Financial Statements.

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EQ/MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $5,959,078,773)	$7,253,324,966
Cash	5,290,313
Receivable for securities sold	2,761,124
Receivable for Portfolio shares sold	979,436
Other assets	30,256

Total assets	7,262,386,095

LIABILITIES
Payable for Portfolio shares redeemed	1,088,542
Distribution fees payable – Class B	1,054,250
Administrative fees payable	752,469
Investment management fees payable	569,529
Distribution fees payable – Class A	411,859
Trustees’ fees payable	95,440
Accrued expenses	197,451

Total liabilities	4,169,540

NET ASSETS	$7,258,216,555

Net assets were comprised of:
Paid in capital	$5,815,588,880
Total distributable earnings (loss)	1,442,627,675

Net assets	$7,258,216,555

Class A
Net asset value, offering and redemption price per share, $1,955,662,629 / 139,063,250 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.06

Class B
Net asset value, offering and redemption price per share, $4,997,803,753 / 358,491,183 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.94

Class K
Net asset value, offering and redemption price per share, $304,750,173 / 21,666,328 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.07

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2019

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$131,674,265
Interest	99,992

Total income	131,774,257

EXPENSES
Distribution fees – Class B	12,449,798
Administrative fees	8,871,279
Investment management fees	6,761,565
Distribution fees – Class A	4,809,997
Printing and mailing expenses	776,926
Professional fees	316,382
Trustees’ fees	231,828
Custodian fees	220,000
Miscellaneous	132,852

Total expenses	34,570,627

NET INVESTMENT INCOME (LOSS)	97,203,630

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($118,280,059 of realized gain (loss) from affiliates)	118,298,357
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	179,193,008

Net realized gain (loss)	297,491,365

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	640,723,077

NET REALIZED AND UNREALIZED GAIN (LOSS)	938,214,442

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,035,418,072

See Notes to Financial Statements.

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EQ/MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2019	2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$97,203,630	$88,565,984
Net realized gain (loss)	297,491,365	387,593,009
Net change in unrealized appreciation (depreciation)	640,723,077	(821,074,713)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,035,418,072	(344,915,720)

Distributions to shareholders:
Class A	(119,672,839)	(108,457,397)
Class B	(309,906,615)	(287,404,348)
Class K	(19,411,975)	(17,014,144)

Total distributions to shareholders	(448,991,429)	(412,875,889)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 2,229,954 and 2,746,319 shares, respectively ]	31,163,135	39,203,750
Capital shares issued in reinvestment of dividends and distributions [ 8,551,493 and 8,047,850 shares, respectively ]	119,672,839	108,457,397
Capital shares repurchased [ (14,014,038) and (13,645,175) shares, respectively ]	(195,659,146)	(195,766,034)

Total Class A transactions	(44,823,172)	(48,104,887)

Class B
Capital shares sold [ 6,722,217 and 8,842,368 shares, respectively ]	93,203,748	126,437,514
Capital shares issued in reinvestment of dividends and distributions [ 22,335,940 and 21,493,860 shares, respectively ]	309,906,615	287,404,348
Capital shares repurchased [ (45,645,702) and (49,190,182) shares, respectively ]	(631,998,248)	(699,762,016)

Total Class B transactions	(228,887,885)	(285,920,154)

Class K
Capital shares sold [ 907,680 and 1,017,294 shares, respectively ]	12,681,074	14,522,864
Capital shares issued in reinvestment of dividends and distributions [ 1,385,676 and 1,264,172 shares, respectively ]	19,411,975	17,014,144
Capital shares repurchased [ (2,045,308) and (2,150,219) shares, respectively ]	(28,678,641)	(30,836,858)

Total Class K transactions	3,414,408	700,150

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(270,296,649)	(333,324,891)

TOTAL INCREASE (DECREASE) IN NET ASSETS	316,129,994	(1,091,116,500)
NET ASSETS:
Beginning of year	6,942,086,561	8,033,203,061

End of year	$7,258,216,555	$6,942,086,561

See Notes to Financial Statements.

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EQ/MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2019		2018		2017		2016		2015
Net asset value, beginning of year	$12.96		$14.41		$13.59		$13.43		$14.18

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.19		0.17		0.12		0.11		0.08
Net realized and unrealized gain (loss)	1.80		(0.84)		1.37		0.60		(0.20)

Total from investment operations	1.99		(0.67)		1.49		0.71		(0.12)

Less distributions:
Dividends from net investment income	(0.23)		(0.22)		(0.18)		(0.12)		(0.12)
Distributions from net realized gains	(0.66)		(0.56)		(0.49)		(0.43)		(0.51)

Total dividends and distributions	(0.89)		(0.78)		(0.67)		(0.55)		(0.63)

Net asset value, end of year	$14.06		$12.96		$14.41		$13.59		$13.43

Total return	15.49%		(4.73)%		11.00%		5.35%		(0.84)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,955,663		$1,843,864		$2,092,058		$2,064,205		$2,122,648
Ratio of expenses to average net assets:
After waivers (f)	0.49	%(j)	0.50	%(k)	0.51	%(m)	0.52	%(n)	0.51	%(m)
Before waivers (f)	0.49%		0.50%		0.51%		0.52%		0.51%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.35%		1.16%		0.87%		0.78%		0.53%
Before waivers (f)(x)	1.35%		1.16%		0.87%		0.78%		0.53%
Portfolio turnover rate^	13%		12%		9%		9%		8%

	Year Ended December 31,
Class B	2019		2018		2017		2016		2015
Net asset value, beginning of year	$12.85		$14.30		$13.49		$13.33		$14.09

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.18		0.16		0.12		0.10		0.07
Net realized and unrealized gain (loss)	1.80		(0.83)		1.36		0.61		(0.20)

Total from investment operations	1.98		(0.67)		1.48		0.71		(0.13)

Less distributions:
Dividends from net investment income	(0.23)		(0.22)		(0.18)		(0.12)		(0.12)
Distributions from net realized gains	(0.66)		(0.56)		(0.49)		(0.43)		(0.51)

Total dividends and distributions	(0.89)		(0.78)		(0.67)		(0.55)		(0.63)

Net asset value, end of year	$13.94		$12.85		$14.30		$13.49		$13.33

Total return	15.55%		(4.77)%		11.00%		5.38%		(0.92)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$4,997,804		$4,820,681		$5,634,278		$5,669,408		$6,037,275
Ratio of expenses to average net assets:
After waivers (f)	0.49	%(j)	0.50	%(k)	0.51	%(m)	0.52	%(n)	0.51	%(m)
Before waivers (f)	0.49%		0.50%		0.51%		0.52%		0.51%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.33%		1.14%		0.85%		0.77%		0.52%
Before waivers (f)(x)	1.33%		1.14%		0.85%		0.77%		0.52%
Portfolio turnover rate^	13%		12%		9%		9%		8%

See Notes to Financial Statements.

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EQ/MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2019		2018		2017		2016		2015
Net asset value, beginning of year	$12.96		$14.42		$13.59		$13.43		$14.18

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.23		0.20		0.16		0.14		0.11
Net realized and unrealized gain (loss)	1.80		(0.84)		1.38		0.61		(0.20)

Total from investment operations	2.03		(0.64)		1.54		0.75		(0.09)

Less distributions:
Dividends from net investment income	(0.26)		(0.26)		(0.22)		(0.16)		(0.15)
Distributions from net realized gains	(0.66)		(0.56)		(0.49)		(0.43)		(0.51)

Total dividends and distributions	(0.92)		(0.82)		(0.71)		(0.59)		(0.66)

Net asset value, end of year	$14.07		$12.96		$14.42		$13.59		$13.43

Total return	15.85%		(4.54)%		11.34%		5.61%		(0.60)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$304,750		$277,542		$306,867		$287,164		$286,432
Ratio of expenses to average net assets:
After waivers (f)	0.24	%(j)	0.25	%(k)	0.26	%(m)	0.27	%(n)	0.26	%(m)
Before waivers (f)	0.24%		0.25%		0.26%		0.27%		0.26%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.61%		1.41%		1.13%		1.04%		0.78%
Before waivers (f)(x)	1.61%		1.41%		1.13%		1.04%		0.78%
Portfolio turnover rate^	13%		12%		9%		9%		8%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.08% for Class A, 1.08% for Class B and 0.83% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class A, 1.09% for Class B and 0.84% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.11% for Class A, 1.11% for Class B and 0.86% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.12% for Class A, 1.12% for Class B and 0.87% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/19

	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares	20.01%	6.35%	7.22%
Portfolio – Class B Shares	20.01	6.35	7.17
Portfolio – Class K Shares*	20.29	6.61	8.45
EQ/Moderate-Plus Allocation Index	20.17	7.07	8.44
S&P 500® Index	31.49	11.70	13.56
Bloomberg Barclays U.S. Intermediate Government Bond Index	5.20	1.99	2.38

* Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 20.01% for the year ended December 31, 2019. This compares to the returns of the following benchmarks over the same period: the EQ/Moderate-Plus Allocation Index, the S&P 500® Index and the Bloomberg Barclays U.S. Intermediate Government Bond Index, which returned 20.17%, 31.49% and 5.20%, respectively.

Portfolio Highlights

The Portfolio holds allocations in a mixture of portfolios invested in a mixture of U.S. stocks, international stocks and intermediate-term bonds. Despite fluctuating trade tensions, concerns over the durability of global economic growth and a year that ended with heightened political tension in the Middle East, the bulk of the Portfolio’s holdings produced attractive gains.

The Portfolio’s return is driven by its relative allocation to the asset class performance detailed below; the EQ/Moderate Plus Portfolio targets an allocation of 50% in U.S. equities in various capitalization ranges, 20% in international stocks and 30% in investment grade and high-yield bonds.

The Portfolio holds allocations in a mixture of portfolios invested in of U.S. stocks, international stocks and intermediate-term bonds. Despite fluctuating trade tensions, concerns over the durability of global economic growth and a year that ended with heightened political tension in the Middle East, the bulk of the Portfolio’s holdings produced attractive gains.

Details by sector:

The Portfolio’s return was primarily attributable to its holdings in large U.S. companies, especially those with outsized earnings growth. The U.S. stock market continued its historic bull market, driven in part by continued strength in large growth indexes as easing monetary policy supported strong price/earnings ratio expansion and the late-year thaw of U.S.-China trade tensions encouraged risk taking in equities. Growth continued its dominance over value, largely because of the strength of information technology stocks in the growth indexes, and late-year weakness in energy in their value counterparts.

U.S. small- and mid-sized companies also contributed attractive returns. These companies rallied significantly, although they lagged behind their larger counterparts.

In the international stock markets, the Portfolio’s equity holdings enjoyed robust gains for the year, with developed markets outperforming emerging markets. The boost in prices came largely at the end of the year, after slowing manufacturing activity and declining business investment, evidence of the impact of trade tensions on economic growth, had actually caused a sharp sell-off in August 2019. These macroeconomic and geopolitical issues mostly abated during the fourth quarter, providing a favorable backdrop for a substantial end-of-year rally.

Finally, the Portfolio’s holdings in intermediate-term government and corporate bonds also provided positive returns, as the Federal Reserve first placed interest-rate increases on the back burner early in the year and then eventually reduced rates to reassure markets that had become nervous over the economic implications of global political events. Its actions contributed to falling interest rates, while Middle East tensions spurred a flight

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO (Unaudited)

to quality, boosting this sector’s returns. Its allocation to high-yield bonds further contributed to the Portfolio’s gains, as these securities generally profited from the same positive trends as equities.

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2019
Equity	72.0%
Fixed Income	28.0

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2019
ATM Large Cap Managed Volatility Portfolio	16.7%
EQ/Intermediate Government Bond Portfolio	10.2
ATM International Managed Volatility Portfolio	8.8
EQ/Core Bond Index Portfolio	7.7
ATM Small Cap Managed Volatility Portfolio	6.6
EQ/Large Cap Core Managed Volatility Portfolio	4.2
EQ/PIMCO Ultra Short Bond Portfolio	4.2
EQ/MFS International Growth Portfolio	4.0
EQ/Global Equity Managed Volatility Portfolio	3.4
EQ/AB Small Cap Growth Portfolio	3.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO (Unaudited)

EXAMPLE

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period* 7/1/19 - 12/31/19
Class A
Actual	$1,000.00	$1,061.90	$2.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.74	2.49
Class B
Actual	1,000.00	1,061.00	2.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.74	2.49
Class K
Actual	1,000.00	1,062.50	1.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.01	1.21

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.49%, 0.49% and 0.24%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2019

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (72.0%)
1290 VT Equity Income Portfolio‡	32,358,748	$143,950,406
1290 VT GAMCO Small Company Value Portfolio‡	2,677,053	160,009,532
1290 VT Micro Cap Portfolio‡	5,763,836	60,613,797
1290 VT Small Cap Value Portfolio‡	8,713,619	92,385,236
ATM International Managed Volatility Portfolio‡	71,855,274	774,095,233
ATM Large Cap Managed Volatility Portfolio‡	95,789,785	1,468,101,005
ATM Mid Cap Managed Volatility Portfolio‡	9,988,545	79,366,242
ATM Small Cap Managed Volatility Portfolio‡	48,508,872	585,303,741
EQ/AB Small Cap Growth Portfolio‡	16,045,425	293,023,927
EQ/BlackRock Basic Value Equity Portfolio‡	7,733,823	181,399,133
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	5,753,795	89,603,564
EQ/Global Equity Managed Volatility Portfolio‡	16,567,313	297,279,602
EQ/International Core Managed Volatility Portfolio‡	17,438,558	194,936,130
EQ/International Equity Index Portfolio‡	3,779,028	37,261,850
EQ/International Value Managed Volatility Portfolio‡	11,508,385	154,992,987
EQ/JPMorgan Value Opportunities Portfolio‡	7,472,564	139,503,182
EQ/Large Cap Core Managed Volatility Portfolio‡	32,647,995	367,706,429
EQ/Large Cap Growth Index Portfolio‡	943,636	15,749,169
EQ/Large Cap Growth Managed Volatility Portfolio‡	7,285,074	262,887,758
EQ/Large Cap Value Managed Volatility Portfolio‡	14,020,827	256,629,149
EQ/Loomis Sayles Growth Portfolio‡	11,417,392	105,672,841

EQ/MFS International Growth Portfolio‡	42,339,560	348,348,593
EQ/Morgan Stanley Small Cap Growth Portfolio‡	11,881,973	125,239,143
EQ/T. Rowe Price Growth Stock Portfolio*‡	1,060,691	59,511,049
Multimanager Mid Cap Growth Portfolio*‡	2,284,747	24,589,219
Multimanager Mid Cap Value Portfolio‡	1,408,636	21,577,495

Total Equity		6,339,736,412

Fixed Income (28.0%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	12,217,290	123,778,078
1290 VT High Yield Bond Portfolio‡	3,741,407	35,890,440
EQ/Core Bond Index Portfolio‡	66,894,286	674,269,964
EQ/Global Bond PLUS Portfolio‡	1,266,896	11,821,251
EQ/Intermediate Government Bond Portfolio‡	86,652,193	899,936,374
EQ/PIMCO Ultra Short Bond Portfolio‡	36,975,889	364,062,426
EQ/Quality Bond PLUS Portfolio‡	17,526,971	151,963,544
Multimanager Core Bond Portfolio‡	20,449,268	203,815,388

Total Fixed Income		2,465,537,465

Total Investments in Securities (100.0%) (Cost $6,620,222,761)		8,805,273,877
Other Assets Less Liabilities (0.0%)		2,173,292

Net Assets (100%)		$8,807,447,169

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2019, were as follows:

Security Description	Shares at December 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	32,358,748	154,992,993	5,339,849	(43,431,594)	62,952	26,986,206	143,950,406	3,478,133	1,861,716
1290 VT GAMCO Small Company Value Portfolio	2,677,053	161,667,208	5,325,407	(37,139,777)	6,436,000	23,720,694	160,009,532	1,284,769	4,040,638
1290 VT Micro Cap Portfolio	5,763,836	51,929,809	5,803,086	(6,057,673)	574,455	8,364,120	60,613,797	211,658	5,591,428
1290 VT Small Cap Value Portfolio	8,713,619	80,425,980	4,673,710	(8,407,418)	116,276	15,576,688	92,385,236	1,023,762	3,649,948
ATM Large Cap Managed Volatility Portfolio	95,789,785	1,287,277,428	151,222,337	(209,991,352)	31,821,890	207,770,702	1,468,101,005	23,782,290	106,940,048

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

Investments in companies which were affiliates for the year ended December 31, 2019, were as follows:

Security Description	Shares at December 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Mid Cap Managed Volatility Portfolio	9,988,545	65,578,316	11,226,098	(10,757,163)	348,040	12,970,951	79,366,242	919,789	2,106,309
ATM Small Cap Managed Volatility Portfolio	48,508,872	438,398,006	112,248,971	(49,711,266)	957,395	83,410,635	585,303,741	6,224,508	24,474,463
ATM International Managed Volatility Portfolio	71,855,274	650,097,945	86,584,994	(80,257,951)	1,255,185	116,415,060	774,095,233	19,397,727	6,937,268
EQ/AB Small Cap Growth Portfolio (a)	16,045,425	285,240,295	26,791,607	(67,021,234)	3,212,743	44,800,516	293,023,927	1,101,170	25,690,435
EQ/BlackRock Basic Value Equity Portfolio	7,733,823	193,860,931	12,179,510	(52,839,267)	14,339,769	13,858,190	181,399,133	3,804,468	8,375,042
EQ/Franklin Small Cap Value Managed Volatility Portfolio (b)	5,753,795	59,337,517	24,798,507	(6,057,673)	183,091	11,342,122	89,603,564	963,995	4,834,512
EQ/Global Equity Managed Volatility Portfolio (c)	16,567,313	255,194,435	18,625,135	(28,196,940)	569,046	51,087,926	297,279,602	4,406,501	7,968,633
EQ/International Core Managed Volatility Portfolio (d)	17,438,558	175,551,971	7,522,223	(18,797,960)	1,665,926	28,993,970	194,936,130	4,092,324	3,429,900
EQ/International Equity Index Portfolio	3,779,028	61,138,101	1,072,732	(32,191,052)	1,149,903	6,092,166	37,261,850	1,072,731	—
EQ/International Value Managed Volatility Portfolio (e)	11,508,385	88,205,597	58,669,137	(11,748,725)	39,007	19,827,971	154,992,987	3,293,634	2,875,502
EQ/JPMorgan Value Opportunities Portfolio	7,472,564	135,415,357	3,640,201	(29,931,594)	400,269	29,978,949	139,503,182	1,889,347	1,750,854
EQ/Large Cap Core Managed Volatility Portfolio (f)	32,647,995	341,084,415	28,120,778	(69,445,665)	19,844,246	48,102,655	367,706,429	5,242,581	22,878,197
EQ/Large Cap Growth Index Portfolio	943,636	18,484,293	1,141,755	(6,991,562)	3,541,389	(426,706)	15,749,169	121,560	1,020,194
EQ/Large Cap Growth Managed Volatility Portfolio (g)	7,285,074	257,328,051	21,057,602	(74,446,685)	37,451,089	21,497,701	262,887,758	1,580,779	19,476,823
EQ/Large Cap Value Managed Volatility Portfolio (h)	14,020,827	248,920,736	19,977,980	(51,571,881)	20,812,036	18,490,278	256,629,149	5,260,987	14,716,993
EQ/Loomis Sayles Growth Portfolio (i)	11,417,392	99,722,726	5,921,001	(22,898,725)	4,895,218	18,032,621	105,672,841	265,862	5,655,139
EQ/MFS International Growth Portfolio	42,339,560	392,809,580	16,200,229	(135,428,534)	19,299,040	55,468,278	348,348,593	5,141,200	11,059,029
EQ/Morgan Stanley Small Cap Growth Portfolio (j)	11,881,973	102,581,627	14,421,936	(12,115,346)	558,556	19,792,370	125,239,143	228,619	14,193,318
EQ/T. Rowe Price Growth Stock Portfolio*	1,060,691	58,347,484	1,313,163	(15,249,235)	3,532,689	11,566,948	59,511,049	—	1,313,163
Multimanager Mid Cap Growth Portfolio*	2,284,747	18,939,490	2,526,221	(1,358,183)	3,225	4,478,466	24,589,219	—	1,776,222
Multimanager Mid Cap Value Portfolio	1,408,636	18,619,996	2,615,046	(2,349,745)	(19,007)	2,711,205	21,577,495	329,551	1,535,494
Fixed Income
1290 VT DoubleLine Opportunistic Bond Portfolio	12,217,290	86,591,482	39,262,753	(6,682,614)	20,233	4,586,224	123,778,078	3,687,754	—
1290 VT High Yield Bond Portfolio	3,741,407	31,725,208	5,347,434	(3,707,928)	(1,304)	2,527,030	35,890,440	1,847,435	—

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

Investments in companies which were affiliates for the year ended December 31, 2019, were as follows:

Security Description	Shares at December 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Core Bond Index Portfolio	66,894,286	690,960,017	75,874,864	(121,125,219)	3,826,270	24,734,032	674,269,964	14,399,864	—
EQ/Global Bond PLUS Portfolio	1,266,896	11,102,729	198,655	—	—	519,867	11,821,251	123,809	74,846
EQ/Intermediate Government Bond Portfolio	86,652,193	1,019,895,514	48,539,572	(193,845,432)	(303,361)	25,650,081	899,936,374	16,239,571	—
EQ/PIMCO Ultra Short Bond Portfolio	36,975,889	361,773,231	48,257,945	(46,937,227)	(7,187)	975,664	364,062,426	9,157,944	—
EQ/Quality Bond PLUS Portfolio	17,526,971	109,078,801	51,349,187	(14,465,091)	133,185	5,867,462	151,963,544	2,749,187	—
Multimanager Core Bond Portfolio	20,449,268	130,290,763	79,437,507	(12,740,287)	(18,532)	6,845,937	203,815,388	4,160,605	1,576,902

Total		8,142,568,032	997,287,132	(1,483,897,998)	176,699,732	972,616,979	8,805,273,877	147,484,114	305,803,016

(a)	Formerly known as AXA/AB Small Cap Growth Portfolio.
(b)	Formerly known as AXA/Franklin Small Cap Value Managed Volatility Portfolio.
(c)	Formerly known as AXA Global Equity Managed Volatility Portfolio.
(d)	Formerly known as AXA International Core Managed Volatility Portfolio.
(e)	Formerly known as AXA International Value Managed Volatility Portfolio.
(f)	Formerly known as AXA Large Cap Core Managed Volatility Portfolio.
(g)	Formerly known as AXA Large Cap Growth Managed Volatility Portfolio.
(h)	Formerly known as AXA Large Cap Value Managed Volatility Portfolio.
(i)	Formerly known as AXA/Loomis Sayles Growth Portfolio.
(j)	Formerly known as AXA/Morgan Stanley Small Cap Growth Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$8,805,273,877	$—	$8,805,273,877

Total Assets	$—	$8,805,273,877	$—	$8,805,273,877

Total Liabilities	$—	$—	$—	$—

Total	$—	$8,805,273,877	$—	$8,805,273,877

The Portfolio held no derivatives contracts during the year ended December 31, 2019.

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

Investment security transactions for the year ended December 31, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$997,287,132
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,483,897,998

As of December 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,152,594,262
Aggregate gross unrealized depreciation	(35,965,962)

Net unrealized appreciation	$2,116,628,300

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,688,645,577

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $6,620,222,761)	$8,805,273,877
Cash	5,150,211
Receivable for securities sold	4,511,870
Receivable for Portfolio shares sold	294,756
Other assets	36,523

Total assets	8,815,267,237

LIABILITIES
Payable for Portfolio shares redeemed	3,929,539
Distribution fees payable – Class B	1,793,862
Administrative fees payable	911,088
Investment management fees payable	682,426
Trustees’ fees payable	103,679
Distribution fees payable – Class A	44,734
Accrued expenses	354,740

Total liabilities	7,820,068

NET ASSETS	$8,807,447,169

Net assets were comprised of:
Paid in capital	$6,382,179,286
Total distributable earnings (loss)	2,425,267,883

Net assets	$8,807,447,169

Class A
Net asset value, offering and redemption price per share, $212,497,999 / 19,167,705 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.09

Class B
Net asset value, offering and redemption price per share, $8,527,658,483 / 768,908,407 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.09

Class K
Net asset value, offering and redemption price per share, $67,290,687 / 6,068,155 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.09

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2019

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$147,484,114
Interest	118,432

Total income	147,602,546

EXPENSES
Distribution fees – Class B	20,901,421
Administrative fees	10,633,121
Investment management fees	8,039,668
Printing and mailing expenses	917,168
Distribution fees – Class A	509,044
Professional fees	369,082
Trustees’ fees	277,440
Custodian fees	212,300
Miscellaneous	161,493

Total expenses	42,020,737

NET INVESTMENT INCOME (LOSS)	105,581,809

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	176,699,732
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	305,803,016

Net realized gain (loss)	482,502,748

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	972,616,979

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,455,119,727

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,560,701,536

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2019	2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$105,581,809	$94,259,218
Net realized gain (loss)	482,502,748	627,980,678
Net change in unrealized appreciation (depreciation)	972,616,979	(1,311,754,512)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,560,701,536	(589,514,616)

Distributions to shareholders:
Class A	(15,913,847)	(13,601,091)
Class B	(644,667,910)	(567,430,924)
Class K	(5,365,725)	(4,876,712)

Total distributions to shareholders	(665,947,482)	(585,908,727)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,011,273 and 961,402 shares, respectively ]	11,130,500	10,854,833
Capital shares issued in reinvestment of dividends and distributions [ 1,452,750 and 1,283,452 shares, respectively ]	15,913,847	13,601,091
Capital shares repurchased [ (2,278,076) and (2,925,665) shares, respectively ]	(24,977,603)	(33,498,110)

Total Class A transactions	2,066,744	(9,042,186)

Class B
Capital shares sold [ 7,944,542 and 8,334,098 shares, respectively ]	87,097,062	94,604,817
Capital shares issued in reinvestment of dividends and distributions [ 58,832,738 and 53,501,500 shares, respectively ]	644,667,910	567,430,924
Capital shares repurchased [ (87,950,806) and (90,625,594) shares, respectively ]	(965,362,265)	(1,038,824,874)

Total Class B transactions	(233,597,293)	(376,789,133)

Class K
Capital shares sold [ 257,323 and 417,114 shares, respectively ]	2,831,978	4,738,358
Capital shares issued in reinvestment of dividends and distributions [ 489,221 and 460,221 shares, respectively ]	5,365,725	4,876,712
Capital shares repurchased [ (970,092) and (1,490,413) shares, respectively ]	(10,711,466)	(16,877,673)

Total Class K transactions	(2,513,763)	(7,262,603)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(234,044,312)	(393,093,922)

TOTAL INCREASE (DECREASE) IN NET ASSETS	660,709,742	(1,568,517,265)
NET ASSETS:
Beginning of year	8,146,737,427	9,715,254,692

End of year	$8,807,447,169	$8,146,737,427

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2019		2018		2017		2016		2015
Net asset value, beginning of year	$9.99		$11.49		$10.58		$10.38		$11.14

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14		0.12		0.10		0.08		0.05
Net realized and unrealized gain (loss)	1.83		(0.87)		1.47		0.68		(0.19)

Total from investment operations	1.97		(0.75)		1.57		0.76		(0.14)

Less distributions:
Dividends from net investment income	(0.17)		(0.18)		(0.16)		(0.10)		(0.10)
Distributions from net realized gains	(0.70)		(0.57)		(0.50)		(0.46)		(0.52)

Total dividends and distributions	(0.87)		(0.75)		(0.66)		(0.56)		(0.62)

Net asset value, end of year	$11.09		$9.99		$11.49		$10.58		$10.38

Total return	20.01%		(6.84)%		14.94%		7.24%		(1.29)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$212,498		$189,592		$225,874		$218,035		$221,573
Ratio of expenses to average net assets:
After waivers (f)	0.49	%(j)	0.50	%(k)	0.51	%(m)	0.51	%(n)	0.51	%(m)
Before waivers (f)	0.49%		0.50%		0.51%		0.51%		0.51%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.26%		1.01%		0.86%		0.74%		0.47%
Before waivers (f)(x)	1.26%		1.01%		0.86%		0.74%		0.47%
Portfolio turnover rate^	12%		11%		8%		8%		9%

	Year Ended December 31,
Class B	2019		2018		2017		2016		2015
Net asset value, beginning of year	$9.99		$11.49		$10.59		$10.38		$11.14

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13		0.12		0.10		0.08		0.05
Net realized and unrealized gain (loss)	1.84		(0.87)		1.46		0.69		(0.19)

Total from investment operations	1.97		(0.75)		1.56		0.77		(0.14)

Less distributions:
Dividends from net investment income	(0.17)		(0.18)		(0.16)		(0.10)		(0.10)
Distributions from net realized gains	(0.70)		(0.57)		(0.50)		(0.46)		(0.52)

Total dividends and distributions	(0.87)		(0.75)		(0.66)		(0.56)		(0.62)

Net asset value, end of year	$11.09		$9.99		$11.49		$10.59		$10.38

Total return	20.01%		(6.84)%		14.83%		7.34%		(1.29)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$8,527,658		$7,894,299		$9,410,038		$9,033,114		$9,427,864
Ratio of expenses to average net assets:
After waivers (f)	0.49	%(j)	0.50	%(k)	0.51	%(m)	0.51	%(n)	0.51	%(m)
Before waivers (f)	0.49%		0.50%		0.51%		0.51%		0.51%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.22%		1.01%		0.85%		0.74%		0.47%
Before waivers (f)(x)	1.22%		1.01%		0.85%		0.74%		0.47%
Portfolio turnover rate^	12%		11%		8%		8%		9%

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2019		2018		2017		2016		2015
Net asset value, beginning of year	$9.99		$11.49		$10.58		$10.38		$11.14

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16		0.14		0.13		0.11		0.08
Net realized and unrealized gain (loss)	1.84		(0.86)		1.47		0.67		(0.19)

Total from investment operations	2.00		(0.72)		1.60		0.78		(0.11)

Less distributions:
Dividends from net investment income	(0.20)		(0.21)		(0.19)		(0.12)		(0.13)
Distributions from net realized gains	(0.70)		(0.57)		(0.50)		(0.46)		(0.52)

Total dividends and distributions	(0.90)		(0.78)		(0.69)		(0.58)		(0.65)

Net asset value, end of year	$11.09		$9.99		$11.49		$10.58		$10.38

Total return	20.29%		(6.58)%		15.21%		7.51%		(1.04)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$67,291		$62,847		$79,342		$77,074		$76,922
Ratio of expenses to average net assets:
After waivers (f)	0.24	%(j)	0.25	%(k)	0.26	%(m)	0.26	%(n)	0.26	%(m)
Before waivers (f)	0.24%		0.25%		0.26%		0.26%		0.26%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.42%		1.24%		1.11%		1.02%		0.72%
Before waivers (f)(x)	1.42%		1.24%		1.11%		1.02%		0.72%
Portfolio turnover rate^	12%		11%		8%		8%		9%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.11% for Class A, 1.11% for Class B and 0.86% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.13% for Class A, 1.13% for Class B and 0.88% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.14% for Class A, 1.14% for Class B and 0.89% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class A, 1.18% for Class B and 0.93% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/19

	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares	24.46%	7.67%	8.68%
Portfolio – Class B Shares	24.46	7.65	8.62
Portfolio – Class K Shares*	24.74	7.93	10.45
EQ/Aggressive Allocation Index	24.91	8.55	10.20
S&P 500® Index	31.49	11.70	13.56
Bloomberg Barclays U.S. Intermediate Government Bond Index	5.20	1.99	2.38

* Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 24.46% for the year ended December 31, 2019. This compares to the returns of the following benchmarks over the same period: the EQ/Aggressive Allocation Index, the S&P 500® Index and the Bloomberg Barclays U.S. Intermediate Government Bond Index, which returned 24.91%, 31.49% and 5.20%, respectively.

Portfolio Highlights

The Portfolio holds allocations in a mixture of portfolios invested in a mixture of U.S. stocks, international stocks and intermediate-term bonds. Despite fluctuating trade tensions, concerns over the durability of global economic growth and a year that ended with heightened political tension in the Middle East, the bulk of the Portfolio’s holdings produced attractive gains.

The Portfolio’s return is driven by its relative allocation to the asset class performance detailed below; the EQ/Aggressive Allocation Portfolio targets an allocation in of 65% in U.S. equities in various capitalization ranges, 25% in international stocks and 10% in investment grade and high-yield bonds.

Details by sector:

The Portfolio’s return was primarily attributable to its holdings in large U.S. companies, especially those with outsized earnings growth. The U.S. stock market continued its historic bull market, driven in part by continued strength in large growth indexes as easing monetary policy supported strong price/earnings ratio expansion and the late-year thaw of U.S.-China trade tensions encouraged risk taking in equities. Growth continued its dominance over value, largely because of the strength of information technology stocks in the growth indexes, and late-year weakness in energy in their value counterparts.

U.S. small- and mid-sized companies also contributed attractive returns. These companies rallied significantly, although they lagged behind their larger counterparts.

In the international stock markets, the Portfolio’s equity holdings enjoyed robust gains for the year, with developed markets outperforming emerging markets. The boost in prices came largely at the end of the year, after slowing manufacturing activity and declining business investment, evidence of the impact of trade tensions on economic growth, had actually caused a sharp sell-off in August 2019. These macroeconomic and geopolitical issues mostly abated during the fourth quarter, providing a favorable backdrop for a substantial end-of-year rally.

Finally, the Portfolio’s holdings in intermediate-term government and corporate bonds also provided positive returns, as the Federal Reserve first placed interest-rate increases on the back burner early in the year and then eventually reduced rates to reassure markets that had become nervous over the economic implications of global political events. Its actions contributed to falling interest rates, while Middle East tensions spurred a flight to quality, boosting this sector’s returns. Its allocation to high-yield bonds further contributed to the Portfolio’s gains, as these securities generally profited from the same positive trends as equities.

EQ/AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2019
Equity	91.9%
Fixed Income	8.1

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2019
ATM Large Cap Managed Volatility Portfolio	22.4%
ATM International Managed Volatility Portfolio	11.1
ATM Small Cap Managed Volatility Portfolio	7.9
EQ/Large Cap Core Managed Volatility Portfolio	5.5
EQ/MFS International Growth Portfolio	5.3
EQ/Large Cap Value Managed Volatility Portfolio	4.2
EQ/Global Equity Managed Volatility Portfolio	4.2
EQ/Large Cap Growth Managed Volatility Portfolio	4.0
EQ/AB Small Cap Growth Portfolio	3.2
EQ/Intermediate Government Bond Portfolio	3.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EQ/AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

EXAMPLE

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period* 7/1/19 - 12/31/19
Class A
Actual	$1,000.00	$1,075.90	$2.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.70	2.54
Class B
Actual	1,000.00	1,075.90	2.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.70	2.54
Class K
Actual	1,000.00	1,077.40	1.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.96	1.26

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.50%, 0.50% and 0.25%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2019

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (91.9%)
1290 VT Equity Income Portfolio‡	17,283,456	$76,886,798
1290 VT GAMCO Small Company Value Portfolio‡	1,360,254	81,303,421
1290 VT Micro Cap Portfolio‡	2,642,975	27,794,119
1290 VT Small Cap Value Portfolio‡	2,968,068	31,468,629
ATM International Managed Volatility Portfolio‡	35,047,348	377,564,282
ATM Large Cap Managed Volatility Portfolio‡	49,727,861	762,143,092
ATM Mid Cap Managed Volatility Portfolio‡	5,500,823	43,708,028
ATM Small Cap Managed Volatility Portfolio‡	22,298,955	269,057,214
EQ/AB Small Cap Growth Portfolio‡	5,899,234	107,732,682
EQ/BlackRock Basic Value Equity Portfolio‡	4,394,319	103,070,056
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,685,962	41,828,346
EQ/Global Equity Managed Volatility Portfolio‡	7,934,990	142,383,415
EQ/International Core Managed Volatility Portfolio‡	7,183,152	80,296,541
EQ/International Equity Index Portfolio‡	3,141,481	30,975,533
EQ/International Value Managed Volatility Portfolio‡	6,156,546	82,915,324
EQ/JPMorgan Value Opportunities Portfolio‡	2,858,058	53,356,283
EQ/Large Cap Core Managed Volatility Portfolio‡	16,646,836	187,489,263
EQ/Large Cap Growth Index Portfolio‡	355,637	5,935,546
EQ/Large Cap Growth Managed Volatility Portfolio‡	3,779,369	136,381,586
EQ/Large Cap Value Managed Volatility Portfolio‡	7,906,465	144,715,389

EQ/Loomis Sayles Growth Portfolio‡	7,155,718	66,229,227
EQ/MFS International Growth Portfolio‡	21,789,188	179,270,477
EQ/Morgan Stanley Small Cap Growth Portfolio‡	5,593,390	58,955,816
EQ/T. Rowe Price Growth Stock Portfolio*‡	345,738	19,397,945
Multimanager Mid Cap Growth Portfolio*‡	957,418	10,304,052
Multimanager Mid Cap Value Portfolio‡	502,002	7,689,679

Total Equity		3,128,852,743

Fixed Income (8.1%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	2,409,538	24,411,961
1290 VT High Yield Bond Portfolio‡	444,990	4,268,680
EQ/Core Bond Index Portfolio‡	7,421,286	74,803,848
EQ/Intermediate Government Bond Portfolio‡	10,018,045	104,043,569
EQ/PIMCO Ultra Short Bond Portfolio‡	3,610,949	35,553,189
EQ/Quality Bond PLUS Portfolio‡	1,322,562	11,466,968
Multimanager Core Bond Portfolio‡	2,180,405	21,731,832

Total Fixed Income		276,280,047

Total Investments in Securities (100.0%) (Cost $2,403,526,827)		3,405,132,790
Other Assets Less Liabilities (0.0%)		1,655,765

Net Assets (100%)		$3,406,788,555

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2019, were as follows:

Security Description	Shares at December 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	17,283,456	67,868,129	2,920,745	(7,050,337)	15,078	13,133,183	76,886,798	1,857,150	984,922
1290 VT GAMCO Small Company Value Portfolio	1,360,254	73,065,277	2,802,274	(8,538,365)	207,278	13,766,957	81,303,421	652,909	2,053,114
1290 VT Micro Cap Portfolio	2,642,975	23,517,048	2,684,882	(2,457,041)	233,098	3,816,132	27,794,119	96,965	2,561,553
1290 VT Small Cap Value Portfolio	2,968,068	28,116,598	1,629,919	(3,746,843)	35,693	5,433,262	31,468,629	349,236	1,245,107
ATM Large Cap Managed Volatility Portfolio	49,727,861	693,436,132	71,324,917	(129,824,272)	24,513,263	102,693,052	762,143,092	12,300,537	55,215,856

See Notes to Financial Statements.

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EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

Investments in companies which were affiliates for the year ended December 31, 2019, were as follows:

Security Description	Shares at December 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Mid Cap Managed Volatility Portfolio	5,500,823	37,329,660	2,982,148	(4,095,069)	(11,485)	7,502,774	43,708,028	505,535	1,157,671
ATM Small Cap Managed Volatility Portfolio	22,298,955	178,203,293	72,999,802	(18,959,879)	379,880	36,434,118	269,057,214	2,860,047	11,245,567
ATM International Managed Volatility Portfolio	35,047,348	291,530,479	62,555,591	(33,457,006)	130,998	56,804,220	377,564,282	9,455,666	3,381,659
EQ/AB Small Cap Growth Portfolio (a)	5,899,234	95,056,944	9,934,424	(13,226,782)	1,215,587	14,752,509	107,732,682	402,927	9,398,828
EQ/BlackRock Basic Value Equity Portfolio	4,394,319	92,034,401	6,848,079	(9,979,939)	621,126	13,546,389	103,070,056	2,108,733	4,642,255
EQ/Franklin Small Cap Value Managed Volatility Portfolio (b)	2,685,962	28,704,000	10,483,822	(2,927,828)	90,407	5,477,945	41,828,346	450,084	2,256,952
EQ/Global Equity Managed Volatility Portfolio (c)	7,934,990	124,779,507	6,068,225	(13,104,221)	18,056	24,621,848	142,383,415	2,110,725	3,816,886
EQ/International Core Managed Volatility Portfolio (d)	7,183,152	73,350,248	3,197,955	(9,009,152)	1,439,260	11,318,230	80,296,541	1,687,195	1,414,089
EQ/International Equity Index Portfolio	3,141,481	51,510,844	936,188	(26,995,069)	8,224,734	(2,701,164)	30,975,533	892,247	—
EQ/International Value Managed Volatility Portfolio (e)	6,156,546	51,501,483	26,183,027	(4,443,296)	97,971	9,576,139	82,915,324	1,591,372	1,389,345
EQ/JPMorgan Value Opportunities Portfolio	2,858,058	47,260,409	1,471,195	(6,429,550)	109,606	10,944,623	53,356,283	722,992	669,951
EQ/Large Cap Core Managed Volatility Portfolio (f)	16,646,836	168,632,856	14,527,204	(28,018,304)	5,582,171	26,765,336	187,489,263	2,672,372	11,661,491
EQ/Large Cap Growth Index Portfolio	355,637	15,018,153	447,037	(10,696,453)	5,877,241	(4,710,432)	5,935,546	45,814	384,491
EQ/Large Cap Growth Managed Volatility Portfolio (g)	3,779,369	112,328,676	11,041,979	(12,755,995)	2,410,186	23,356,740	136,381,586	819,595	10,090,137
EQ/Large Cap Value Managed Volatility Portfolio (h)	7,906,465	143,427,696	11,420,832	(31,400,674)	12,495,620	8,771,915	144,715,389	2,966,119	8,297,368
EQ/Loomis Sayles Growth Portfolio (i)	7,155,718	61,094,347	3,785,014	(12,624,671)	2,267,873	11,706,664	66,229,227	166,927	3,555,727
EQ/MFS International Growth Portfolio	21,789,188	187,094,054	8,651,281	(53,096,133)	3,026,878	33,594,397	179,270,477	2,733,213	5,697,938
EQ/Morgan Stanley Small Cap Growth Portfolio (j)	5,593,390	47,999,291	6,839,539	(5,384,870)	278,487	9,223,369	58,955,816	107,579	6,678,809
EQ/T. Rowe Price Growth Stock Portfolio*	345,738	17,106,071	460,759	(2,805,268)	456,485	4,179,898	19,397,945	—	426,027
Multimanager Mid Cap Growth Portfolio*	957,418	7,803,466	1,502,610	(819,014)	26,576	1,790,414	10,304,052	—	743,823
Multimanager Mid Cap Value Portfolio	502,002	6,194,374	1,423,505	(819,014)	33,422	857,392	7,689,679	117,462	547,254

See Notes to Financial Statements.

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EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

Security Description	Shares at December 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Fixed Income
1290 VT DoubleLine Opportunistic Bond Portfolio	2,409,538	13,728,002	11,331,517	(1,167,240)	4,382	515,300	24,411,961	714,361	—
1290 VT High Yield Bond Portfolio	444,990	3,770,938	218,564	—	—	279,178	4,268,680	218,564	—
EQ/Core Bond Index Portfolio	7,421,286	82,926,268	1,687,077	(13,160,926)	252,065	3,099,364	74,803,848	1,598,772	—
EQ/Intermediate Government Bond Portfolio	10,018,045	116,949,055	2,008,840	(17,785,207)	26,276	2,844,605	104,043,569	1,877,016	—
EQ/PIMCO Ultra Short Bond Portfolio	3,610,949	35,214,541	4,338,711	(4,095,069)	(884)	95,890	35,553,189	894,770	—
EQ/Quality Bond PLUS Portfolio	1,322,562	11,609,517	215,964	(819,014)	9,916	450,585	11,466,968	207,175	—
Multimanager Core Bond Portfolio	2,180,405	17,083,413	5,608,751	(1,638,028)	1,283	676,413	21,731,832	422,196	168,979

Total		3,005,245,170	370,532,377	(491,330,529)	70,068,527	450,617,245	3,405,132,790	53,606,255	149,685,799

(a)	Formerly known as AXA/AB Small Cap Growth Portfolio.
(b)	Formerly known as AXA/Franklin Small Cap Value Managed Volatility Portfolio.
(c)	Formerly known as AXA Global Equity Managed Volatility Portfolio.
(d)	Formerly known as AXA International Core Managed Volatility Portfolio.
(e)	Formerly known as AXA International Value Managed Volatility Portfolio.
(f)	Formerly known as AXA Large Cap Core Managed Volatility Portfolio.
(g)	Formerly known as AXA Large Cap Growth Managed Volatility Portfolio.
(h)	Formerly known as AXA Large Cap Value Managed Volatility Portfolio.
(i)	Formerly known as AXA/Loomis Sayles Growth Portfolio.
(j)	Formerly known as AXA/Morgan Stanley Small Cap Growth Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,405,132,790	$—	$3,405,132,790

Total Assets	$—	$3,405,132,790	$—	$3,405,132,790

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,405,132,790	$—	$3,405,132,790

See Notes to Financial Statements.

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EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

The Portfolio held no derivatives contracts during the year ended December 31, 2019.

Investment security transactions for the year ended December 31, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$370,532,377
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$491,330,529

As of December 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$991,009,619
Aggregate gross unrealized depreciation	(19,715,589)

Net unrealized appreciation	$971,294,030

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,433,838,760

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $2,403,526,827)	$3,405,132,790
Cash	2,120,148
Receivable for securities sold	1,303,694
Receivable for Portfolio shares sold	219,144
Other assets	13,898

Total assets	3,408,789,674

LIABILITIES
Distribution fees payable – Class B	689,745
Payable for Portfolio shares redeemed	435,062
Administrative fees payable	351,088
Investment management fees payable	276,896
Trustees’ fees payable	35,267
Distribution fees payable – Class A	17,315
Accrued expenses	195,746

Total liabilities	2,001,119

NET ASSETS	$3,406,788,555

Net assets were comprised of:
Paid in capital	$2,296,453,578
Total distributable earnings (loss)	1,110,334,977

Net assets	$3,406,788,555

Class A
Net asset value, offering and redemption price per share, $82,757,817 / 7,196,859 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.50

Class B
Net asset value, offering and redemption price per share, $3,291,046,480 / 286,149,497 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.50

Class K
Net asset value, offering and redemption price per share, $32,984,258 / 2,867,521 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.50

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2019

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$53,606,255
Interest	42,216

Total income	53,648,471

EXPENSES
Distribution fees – Class B	7,895,393
Administrative fees	4,027,920
Investment management fees	3,174,712
Printing and mailing expenses	359,719
Custodian fees	212,999
Distribution fees – Class A	200,390
Professional fees	164,558
Trustees’ fees	104,560
Miscellaneous	61,122

Total expenses	16,201,373

NET INVESTMENT INCOME (LOSS)	37,447,098

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	70,068,527
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	149,685,799

Net realized gain (loss)	219,754,326

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	450,617,245

NET REALIZED AND UNREALIZED GAIN (LOSS)	670,371,571

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$707,818,669

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2019	2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$37,447,098	$32,809,225
Net realized gain (loss)	219,754,326	282,138,358
Net change in unrealized appreciation (depreciation)	450,617,245	(599,234,682)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	707,818,669	(284,287,099)

Distributions to shareholders:
Class A	(7,416,435)	(5,871,031)
Class B	(291,945,429)	(233,829,686)
Class K	(2,965,235)	(2,514,956)

Total distributions to shareholders	(302,327,099)	(242,215,673)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 387,700 and 678,415 shares, respectively ]	4,402,252	8,004,457
Capital shares issued in reinvestment of dividends and distributions [ 657,169 and 535,560 shares, respectively ]	7,416,435	5,871,031
Capital shares repurchased [ (1,124,567) and (929,422) shares, respectively ]	(12,739,930)	(11,096,686)

Total Class A transactions	(921,243)	2,778,802

Class B
Capital shares sold [ 5,647,400 and 6,647,233 shares, respectively ]	63,701,622	79,677,576
Capital shares issued in reinvestment of dividends and distributions [ 25,861,857 and 21,299,917 shares, respectively ]	291,945,429	233,829,686
Capital shares repurchased [ (31,626,865) and (30,268,610) shares, respectively ]	(358,477,542)	(362,002,844)

Total Class B transactions	(2,830,491)	(48,495,582)

Class K
Capital shares sold [ 246,921 and 288,916 shares, respectively ]	2,820,891	3,465,392
Capital shares issued in reinvestment of dividends and distributions [ 262,258 and 229,477 shares, respectively ]	2,965,235	2,514,956
Capital shares repurchased [ (629,664) and (603,223) shares, respectively ]	(7,124,652)	(7,277,939)

Total Class K transactions	(1,338,526)	(1,297,591)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,090,260)	(47,014,371)

TOTAL INCREASE (DECREASE) IN NET ASSETS	400,401,310	(573,517,143)
NET ASSETS:
Beginning of year	3,006,387,245	3,579,904,388

End of year	$3,406,788,555	$3,006,387,245

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2019		2018		2017		2016		2015
Net asset value, beginning of year	$10.14		$11.99		$10.55		$10.24		$11.24

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13		0.12		0.10		0.08		0.05
Net realized and unrealized gain (loss)	2.31		(1.11)		1.90		0.82		(0.26)

Total from investment operations	2.44		(0.99)		2.00		0.90		(0.21)

Less distributions:
Dividends from net investment income	(0.18)		(0.19)		(0.17)		(0.10)		(0.10)
Distributions from net realized gains	(0.90)		(0.67)		(0.39)		(0.49)		(0.69)

Total dividends and distributions	(1.08)		(0.86)		(0.56)		(0.59)		(0.79)

Net asset value, end of year	$11.50		$10.14		$11.99		$10.55		$10.24

Total return	24.46%		(8.72)%		19.17%		8.81%		(1.76)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$82,758		$73,762		$83,800		$76,625		$75,748
Ratio of expenses to average net assets (f)	0.50	%(j)	0.51	%(k)	0.52	%(m)	0.52	%(n)	0.51	%(k)
Ratio of net investment income (loss) to average net assets (f)(x)	1.12%		0.98%		0.88%		0.75%		0.45%
Portfolio turnover rate^	11%		11%		8%		5%		10%

	Year Ended December 31,
Class B	2019		2018		2017		2016		2015
Net asset value, beginning of year	$10.14		$11.99		$10.55		$10.25		$11.25

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13		0.11		0.10		0.08		0.05
Net realized and unrealized gain (loss)	2.31		(1.10)		1.90		0.81		(0.26)

Total from investment operations	2.44		(0.99)		2.00		0.89		(0.21)

Less distributions:
Dividends from net investment income	(0.18)		(0.19)		(0.17)		(0.10)		(0.10)
Distributions from net realized gains	(0.90)		(0.67)		(0.39)		(0.49)		(0.69)

Total dividends and distributions	(1.08)		(0.86)		(0.56)		(0.59)		(0.79)

Net asset value, end of year	$11.50		$10.14		$11.99		$10.55		$10.25

Total return	24.46%		(8.72)%		19.17%		8.70%		(1.76)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,291,046		$2,902,334		$3,459,262		$3,123,018		$3,187,246
Ratio of expenses to average net assets (f)	0.50	%(j)	0.51	%(k)	0.52	%(m)	0.52	%(n)	0.51	%(k)
Ratio of net investment income (loss) to average net assets (f)(x)	1.14%		0.94%		0.86%		0.75%		0.45%
Portfolio turnover rate^	11%		11%		8%		5%		10%

See Notes to Financial Statements.

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EQ/AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2019		2018		2017		2016		2015
Net asset value, beginning of year	$10.14		$11.99		$10.55		$10.25		$11.24

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16		0.14		0.13		0.10		0.08
Net realized and unrealized gain (loss)	2.30		(1.10)		1.90		0.82		(0.25)

Total from investment operations	2.46		(0.96)		2.03		0.92		(0.17)

Less distributions:
Dividends from net investment income	(0.20)		(0.22)		(0.20)		(0.13)		(0.13)
Distributions from net realized gains	(0.90)		(0.67)		(0.39)		(0.49)		(0.69)

Total dividends and distributions	(1.10)		(0.89)		(0.59)		(0.62)		(0.82)

Net asset value, end of year	$11.50		$10.14		$11.99		$10.55		$10.25

Total return	24.74%		(8.46)%		19.44%		8.97%		(1.43)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$32,984		$30,292		$36,843		$32,090		$32,037
Ratio of expenses to average net assets (f)	0.25	%(j)	0.26	%(k)	0.27	%(m)	0.27	%(n)	0.26	%(k)
Ratio of net investment income (loss) to average net assets (f)(x)	1.38%		1.15%		1.13%		1.01%		0.69%
Portfolio turnover rate^	11%		11%		8%		5%		10%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.16% for Class A, 1.16% for Class B and 0.91% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.17% for Class A, 1.17% for Class B and 0.92% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.18% for Class A, 1.18% for Class B and 0.93% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.19% for Class A, 1.19% for Class B and 0.94% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

CHARTERSM CONSERVATIVE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/19

	1 Year	5 Years	Since Incept.
Portfolio – Class B Shares*	11.96%	3.77%	3.42%
Charter Conservative Index	9.93	3.54	3.06
Dow Jones Moderately Conservative Portfolio Index	14.14	5.08	4.94

* Date of inception 10/30/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 11.96% for the year ended December 31, 2019. This compares to the returns of the following benchmarks over the same period: the Charter Conservative Index and the Dow Jones Moderately Conservative Portfolio Index, which returned 9.93% and 14.14%, respectively.

Portfolio Highlights

The Portfolio holds allocations in a mixture of portfolios invested in a mixture of global stocks, intermediate-term bonds and alternative investments. Despite fluctuating trade tensions, concerns over the durability of global economic growth and a year that ended with heightened political tension in the Middle East, the bulk of the Portfolio’s holdings produced attractive gains. The Portfolio’s return is largely driven by its relative allocation to the asset class performance detailed below: CharterSM Conservative Portfolio targets an allocation in of 20% in global equities in various capitalization ranges, 75% in investment grade and high-yield bonds, and 5% in alternative investments.

Details by sector:

The Portfolio’s return was primarily attributable to its holdings in big U.S. companies, especially those with outsized earnings growth. The U.S. stock market continued its historic bull market, driven in part by continued strength in large growth indexes as easing monetary policy supported strong price/earnings ratio expansion and the late-year thaw of U.S.-China trade tensions encouraged risk taking in equities. Growth continued its dominance over value, largely because of the strength of information technology in the former indexes, and the late-year weakness in energy in their value counterparts.

U.S. small- and mid-sized companies also contributed attractive returns. These companies rallied significantly, although they lagged behind their larger counterparts.

In the international stock markets, the Portfolio’s equity holdings enjoyed robust gains for the year, with developed markets outperforming emerging markets. The boost in prices came largely at the end of the year, as slowing manufacturing activity and declining business investment, evidence of the impact of trade tensions on economic growth, actually caused a sharp sell-off in August 2019. These macroeconomic and geopolitical issues mostly abated during the fourth quarter, providing a favorable backdrop for a substantial end-of-year rally.

Finally, the Portfolio’s holdings in intermediate-term government and corporate bonds also provided positive returns, as the Fed first placed interest-rate increases on the back burner and eventually reduced rates to reassure markets that had become nervous over the economic implications of global political events. Its actions contributed to falling interest rates, while Middle East tensions spurred a flight to quality, boosting this sector’s returns. Its small allocation to high-yield bonds further contributed to the Portfolio’s gains, as these securities generally profited from the same positive trends as equities.

In the alternative markets, categories and strategies that provided positive returns included precious metals and real estate. A global long/short strategy, as well as a global macro strategy lagged the broader markets.

CHARTERSM CONSERVATIVE PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2019
Fixed Income	66.6%
Equity	21.6
Alternatives	11.0
Commodity	0.4
Specialty	0.4

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2019
1290 VT Convertible Securities Portfolio	8.4%
iShares JP Morgan USD Emerging Markets Bond ETF	7.5
EQ/PIMCO Ultra Short Bond Portfolio	7.4
Multimanager Core Bond Portfolio	7.4
EQ/Global Bond PLUS Portfolio	7.4
EQ/Intermediate Government Bond Portfolio	7.4
EQ/PIMCO Global Real Return Portfolio	6.3
Vanguard Total International Bond ETF	6.1
1290 VT High Yield Bond Portfolio	4.8
iShares Floating Rate Bond ETF	4.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period* 7/1/19 - 12/31/19
Class B
Actual	$1,000.00	$1,031.50	$3.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.99	3.25

* Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.64%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2019

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Commodity (0.4%)
Invesco DB Base Metals Fund	1,320	$19,721
Invesco DB Commodity Index Tracking Fund	4,390	70,020
Invesco DB Gold Fund	1,870	84,636
Invesco DB Silver Fund	400	10,250

Total Commodity		184,627

Equity (1.8%)
Invesco S&P 500 BuyWrite ETF	9,650	207,861
iShares Global Infrastructure ETF	4,040	193,556
iShares Micro-Cap ETF	640	63,674
iShares MSCI EAFE Small-Cap ETF	3,470	216,112
iShares U.S. Oil & Gas Exploration & Production ETF	1,740	96,622

Total Equity		777,825

Fixed Income (22.1%)
iShares Floating Rate Bond ETF	38,920	1,981,807
iShares International Treasury Bond ETF	1,640	82,279
iShares JP Morgan USD Emerging Markets Bond ETF	27,820	3,187,059
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	43,030	1,159,228
Vanguard Short-Term Inflation-Protected Securities ETF	10,180	501,670
Vanguard Total International Bond ETF	46,310	2,620,220

Total Fixed Income		9,532,263

Specialty (0.4%)
Invesco DB G10 Currency Harvest Fund	7,390	179,651

Total Exchange Traded Funds (24.7%) (Cost $10,437,905)		10,674,366

INVESTMENT COMPANIES:
Alternatives (10.9%)
1290 VT Convertible Securities Portfolio‡	305,494	3,600,304
1290 VT Energy Portfolio‡	10,012	58,578
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	44,673	547,304
1290 VT Natural Resources Portfolio‡	9,337	71,632
1290 VT Real Estate Portfolio‡	13,425	155,993
AQR Managed Futures Strategy Fund, Institutional Class	7,731	64,244
BlackRock Global Long/Short Credit Fund, Institutional Class	9,921	98,518
Franklin K2 Alternative Strategies Fund, Advisor Class	8,238	94,979

Total Alternatives		4,691,552

Equity (19.6%)
1290 VT GAMCO Small Company Value Portfolio‡	7,078	423,068
1290 VT Low Volatility Global Equity Portfolio‡	18,432	235,712
1290 VT Micro Cap Portfolio‡	16,077	169,064
1290 VT SmartBeta Equity Portfolio‡	16,318	235,357
EQ/AB Small Cap Growth Portfolio‡	23,999	438,269
EQ/BlackRock Basic Value Equity Portfolio‡	19,147	449,110
EQ/Capital Guardian Research Portfolio‡	33,516	875,075
EQ/ClearBridge Large Cap Growth Portfolio‡	33,354	457,249
EQ/Emerging Markets Equity PLUS Portfolio‡	45,756	458,394
EQ/International Equity Index Portfolio‡	108,356	1,068,413
EQ/Invesco Comstock Portfolio‡	25,364	452,478
EQ/Janus Enterprise Portfolio‡	31,351	685,687
EQ/MFS International Growth Portfolio‡	84,331	693,831
EQ/T. Rowe Price Growth Stock Portfolio*‡	8,292	465,247
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	1,975	14,594
MSIF Frontier Markets Portfolio, Institutional Class	12,286	210,088
Multimanager Mid Cap Value Portfolio‡	43,544	667,006
Templeton Emerging Markets Small Cap Fund, Advisor Class	17,139	225,202
Templeton Global Smaller Companies Fund, Advisor Class	26,524	257,285

Total Equity		8,481,129

Fixed Income (44.0%)
1290 VT High Yield Bond Portfolio‡	213,349	2,046,607
Eaton Vance Floating-Rate Fund, Institutional Class	131,848	1,166,854
EQ/Global Bond PLUS Portfolio‡	339,960	3,172,127
EQ/Intermediate Government Bond Portfolio‡	304,967	3,167,273
EQ/PIMCO Global Real Return Portfolio‡	270,545	2,686,495
EQ/PIMCO Ultra Short Bond Portfolio‡	322,643	3,176,724
Multimanager Core Bond Portfolio‡	318,373	3,173,188
PIMCO International Bond Fund Unhedged, Institutional Class	40,954	398,074

Total Fixed Income		18,987,342

Total Investment Companies (74.5%) (Cost $30,747,841)		32,160,023

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

Value (Note 1)

Total Investments in Securities (99.2%) (Cost $41,185,746)	$42,834,389
Other Assets Less Liabilities (0.8%)	361,846

Net Assets (100%)	$43,196,235

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2019, were as follows:

Security Description	Shares at December 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($) (d)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Alternatives
1290 VT Convertible Securities Portfolio	305,494	2,567,555	1,366,239	(792,807)	1,239	458,078	3,600,304	108,686	86,881
1290 VT Energy Portfolio	10,012	40,584	27,216	(12,590)	(14)	3,382	58,578	1,196	1
1290 VT GAMCO Mergers & Acquisitions Portfolio	44,673	415,562	204,523	(88,129)	6	15,342	547,304	23,533	1,238
1290 VT Natural Resources Portfolio	9,337	52,042	29,273	(12,590)	(6)	2,913	71,632	3,551	—
1290 VT Real Estate Portfolio	13,425	105,089	59,363	(25,180)	24	16,697	155,993	7,081	840
Equity
1290 VT GAMCO Small Company Value Portfolio	7,078	284,984	142,624	(62,949)	(57)	58,466	423,068	3,329	10,689
1290 VT Low Volatility Global Equity Portfolio	18,432	160,927	84,283	(37,770)	(20)	28,292	235,712	6,435	686
1290 VT Micro Cap Portfolio	16,077	108,058	67,624	(25,180)	(70)	18,632	169,064	590	15,592
1290 VT SmartBeta Equity Portfolio	16,318	150,897	83,397	(37,770)	16	38,817	235,357	3,035	3,196
EQ/AB Small Cap Growth Portfolio (a)	23,999	316,253	168,033	(96,949)	(139)	51,071	438,269	1,332	38,097
EQ/BlackRock Basic Value Equity Portfolio	19,147	304,637	158,017	(62,949)	39	49,366	449,110	9,186	20,225
EQ/Capital Guardian Research Portfolio	33,516	627,894	385,005	(247,189)	3,116	106,249	875,075	6,727	95,347
EQ/ClearBridge Large Cap Growth Portfolio (b)	33,354	311,671	182,162	(117,039)	654	79,801	457,249	1,087	26,747
EQ/Emerging Markets Equity PLUS Portfolio	45,756	321,031	212,624	(138,449)	379	62,809	458,394	7,979	40
EQ/International Equity Index Portfolio	108,356	789,110	365,118	(246,669)	(29)	160,883	1,068,413	30,734	9
EQ/Invesco Comstock Portfolio	25,364	291,391	182,355	(75,539)	156	54,115	452,478	8,606	19,422
EQ/Janus Enterprise Portfolio (c)	31,351	474,306	247,251	(167,919)	(1,607)	133,656	685,687	1,222	40,262

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

Investments in companies which were affiliates for the year ended December 31, 2019, were as follows:

Security Description	Shares at December 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($) (d)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/MFS International Growth Portfolio	84,331	452,198	234,375	(100,719)	223	107,754	693,831	9,670	18,936
EQ/T. Rowe Price Growth Stock Portfolio*	8,292	317,349	164,425	(109,539)	1,079	91,933	465,247	—	10,101
Multimanager Mid Cap Value Portfolio	43,544	475,074	263,390	(142,219)	233	70,528	667,006	10,185	47,437
Fixed Income
1290 VT High Yield Bond Portfolio	213,349	1,492,544	773,689	(327,337)	(10)	107,721	2,046,607	104,926	14
EQ/Global Bond PLUS Portfolio	339,960	2,401,060	1,195,639	(541,596)	(44)	117,068	3,172,127	33,372	20,174
EQ/Intermediate Government Bond Portfolio	304,967	2,395,646	1,215,337	(503,596)	110	59,776	3,167,273	57,042	—
EQ/PIMCO Global Real Return Portfolio	270,545	2,017,913	1,125,947	(542,056)	1,050	83,641	2,686,495	99,151	1,280
EQ/PIMCO Ultra Short Bond Portfolio	322,643	2,356,947	1,326,573	(503,596)	71	(3,271)	3,176,724	79,830	—
Multimanager Core Bond Portfolio	318,373	2,377,111	1,231,491	(541,596)	(40)	106,222	3,173,188	67,547	26,400

Total		21,607,833	11,495,973	(5,559,921)	6,359	2,079,941	29,630,185	686,032	483,614

(a)	Formerly known as AXA/AB Small Cap Growth Portfolio.
(b)	Formerly known as AXA/ClearBridge Large Cap Growth Portfolio.
(c)	Formerly known as AXA/Janus Enterprise Portfolio.
(d)	Purchases at Cost were adjusted to account for return of capital distributions from fund of funds investments, if applicable.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$10,674,366	$—	$—	$10,674,366
Investment Companies
Investment Companies	2,529,838	29,630,185	—	32,160,023

Total Assets	$13,204,204	$29,630,185	$—	$42,834,389

Total Liabilities	$—	$—	$—	$—

Total	$13,204,204	$29,630,185	$—	$42,834,389

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

The Portfolio held no derivatives contracts during the year ended December 31, 2019.

Investment security transactions for the year ended December 31, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$15,123,887
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$6,380,609

As of December 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,860,739
Aggregate gross unrealized depreciation	(222,070)

Net unrealized appreciation	$1,638,669

Federal income tax cost of investments in securities and derivative instruments, if applicable	$41,195,720

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $28,230,587)	$29,630,185
Unaffiliated Issuers (Cost $12,955,159)	13,204,204
Cash	456,067
Receivable for Portfolio shares sold	173,516
Receivable from investment manager	8,560
Dividends, interest and other receivables	709
Other assets	149

Total assets	43,473,390

LIABILITIES
Payable for securities purchased	182,313
Payable for Portfolio shares redeemed	17,290
Distribution fees payable – Class B	9,038
Trustees’ fees payable	155
Accrued expenses	68,359

Total liabilities	277,155

NET ASSETS	$43,196,235

Net assets were comprised of:
Paid in capital	$41,124,870
Total distributable earnings (loss)	2,071,365

Net assets	$43,196,235

Class B
Net asset value, offering and redemption price per share, $43,196,235 / 4,106,576 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.52

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2019

INVESTMENT INCOME
Dividends ($686,032 of dividend income received from affiliates)	$1,117,917
Interest	5,077

Total income	1,122,994

EXPENSES
Custodian fees	172,000
Distribution fees – Class B	94,602
Investment management fees	56,762
Administrative fees	46,595
Professional fees	40,957
Printing and mailing expenses	24,471
Tax expense	1,649
Trustees’ fees	1,160
Miscellaneous	547

Gross expenses	438,743
Less: Waiver from investment manager	(103,357)
Reimbursement from investment manager	(96,153)

Net expenses	239,233

NET INVESTMENT INCOME (LOSS)	883,761

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($6,359 of realized gain (loss) from affiliates)	5,441
Net distributions of realized gain received from underlying funds ($483,614 received from affiliates)	499,907

Net realized gain (loss)	505,348

Net change in unrealized appreciation (depreciation) on investments in securities ($2,079,941 of change in unrealized appreciation (depreciation) from affiliates)	2,694,529

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,199,877

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,083,638

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2019	2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$883,761	$657,392
Net realized gain (loss)	505,348	497,928
Net change in unrealized appreciation (depreciation)	2,694,529	(2,213,650)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,083,638	(1,058,330)

Distributions to shareholders:
Class B	(1,407,795)	(912,924)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 1,411,803 and 756,610 shares, respectively ]	14,673,292	7,793,346
Capital shares issued in reinvestment of dividends and distributions [ 134,054 and 92,839 shares, respectively ]	1,407,795	912,924
Capital shares repurchased [ (688,587) and (600,450) shares, respectively ]	(7,160,047)	(6,189,065)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	8,921,040	2,517,205

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,596,883	545,951
NET ASSETS:
Beginning of year	31,599,352	31,053,401

End of year	$43,196,235	$31,599,352

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2019		2018		2017		2016		2015
Net asset value, beginning of year	$9.72		$10.35		$9.78		$9.44		$9.90

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.24		0.21		0.16		0.22		0.16
Net realized and unrealized gain (loss)	0.92		(0.54)		0.63		0.32		(0.42)

Total from investment operations	1.16		(0.33)		0.79		0.54		(0.26)

Less distributions:
Dividends from net investment income	(0.25)		(0.20)		(0.17)		(0.19)		(0.14)
Distributions from net realized gains	(0.11)		(0.10)		(0.05)		(0.01)		(0.06)

Total dividends and distributions	(0.36)		(0.30)		(0.22)		(0.20)		(0.20)

Net asset value, end of year	$10.52		$9.72		$10.35		$9.78		$9.44

Total return	11.96%		(3.30)%		8.07%		5.69%		(2.67)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$43,196		$31,599		$31,053		$28,928		$17,270
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.63	%(j)	0.61	%(j)	0.60	%(j)	0.58	%(k)	0.62%
Before waivers and reimbursements (f)	1.16%		1.23%		1.27%		1.51%		2.14%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	2.34%		2.07%		1.53%		2.29%		1.58%
Before waivers and reimbursements (f)(x)	1.81%		1.46%		0.87%		1.37%		0.06%
Portfolio turnover rate^	17%		18%		20%		11%		47%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.25% for Class B.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.06% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

CHARTERSM MODERATE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/19

	1 Year	5 Years	Since Incept.
Portfolio – Class B Shares*	14.82%	4.53%	4.10%
Charter Moderate Index	12.74	4.44	3.97
Dow Jones Moderately Conservative Portfolio Index	14.14	5.08	4.94

* Date of inception 10/30/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 14.82% for the year ended December 31, 2019. This compares to the returns of the following benchmarks over the same period: the Charter Moderate Index and the Dow Jones Moderately Conservative Portfolio Index, which returned 12.74% and 14.14%, respectively.

Portfolio Highlights

The Portfolio holds allocations in a mixture of portfolios invested in a mixture of global stocks, intermediate-term bonds and alternative investments. Despite fluctuating trade tensions, concerns over the durability of global economic growth and a year that ended with heightened political tension in the Middle East, the bulk of the Portfolio’s holdings produced attractive gains. The Portfolio’s return is largely driven by its relative allocation to the asset class performance detailed below: CharterSM Moderate Portfolio targets an allocation in of 35% in global equities in various capitalization ranges, 55% in investment grade and high-yield bonds, and 10% in alternative investments.

Details by sector:

The Portfolio’s return was primarily attributable to its holdings in big U.S. companies, especially those with outsized earnings growth. The U.S. stock market continued its historic bull market, driven in part by continued strength in large growth indexes as easing monetary policy supported strong price/earnings ratio expansion and the late-year thaw of U.S.-China trade tensions encouraged risk taking in equities. Growth continued its dominance over value, largely because of the strength of information technology in the former indexes, and the late-year weakness in energy in their value counterparts.

U.S. small- and mid-sized companies also contributed attractive returns. These companies rallied significantly, although they lagged behind their larger counterparts.

In the international stock markets, the Portfolio’s equity holdings enjoyed robust gains for the year, with developed markets outperforming emerging markets. The boost in prices came largely at the end of the year, as slowing manufacturing activity and declining business investment, evidence of the impact of trade tensions on economic growth, actually caused a sharp sell-off in August 2019. These macroeconomic and geopolitical issues mostly abated during the fourth quarter, providing a favorable backdrop for a substantial end-of-year rally.

Finally, the Portfolio’s holdings in intermediate-term government and corporate bonds also provided positive returns, as the Fed first placed interest-rate increases on the back burner and eventually reduced rates to reassure markets that had become nervous over the economic implications of global political events. Its actions contributed to falling interest rates, while Middle East tensions spurred a flight to quality, boosting this sector’s returns. Its small allocation to high-yield bonds further contributed to the Portfolio’s gains, as these securities generally profited from the same positive trends as equities.

In the alternative markets, categories and strategies that provided positive returns included precious metals and real estate. A global long/short strategy, as well as a global macro strategy lagged the broader markets.

CHARTERSM MODERATE PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2019
Fixed Income	48.6%
Equity	38.1
Alternatives	11.6
Commodity	0.9
Specialty	0.8

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2019
1290 VT Convertible Securities Portfolio	6.6%
Multimanager Core Bond Portfolio	5.5
EQ/Global Bond PLUS Portfolio	5.5
EQ/PIMCO Ultra Short Bond Portfolio	5.4
EQ/Intermediate Government Bond Portfolio	5.4
iShares JP Morgan USD Emerging Markets Bond ETF	5.3
EQ/PIMCO Global Real Return Portfolio	4.6
EQ/International Equity Index Portfolio	4.5
Vanguard Total International Bond ETF	4.2
iShares Floating Rate Bond ETF	3.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period* 7/1/19 - 12/31/19
Class B
Actual	$1,000.00	$1,039.90	$2.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.29	2.95

* Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.58%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2019

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Commodity (0.9%)
Invesco DB Base Metals Fund	3,010	$44,969
Invesco DB Commodity Index Tracking Fund	6,830	108,939
Invesco DB Gold Fund	4,280	193,713
Invesco DB Silver Fund	1,090	27,931

Total Commodity		375,552

Equity (3.0%)
Invesco S&P 500 BuyWrite ETF	13,890	299,191
iShares Global Infrastructure ETF	6,950	332,974
iShares Micro-Cap ETF	800	79,592
iShares MSCI EAFE Small-Cap ETF	5,130	319,496
iShares U.S. Oil & Gas Exploration & Production ETF	3,460	192,134

Total Equity		1,223,387

Fixed Income (16.1%)
iShares Floating Rate Bond ETF	29,960	1,525,563
iShares International Treasury Bond ETF	2,040	102,347
iShares JP Morgan USD Emerging Markets Bond ETF	18,650	2,136,544
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	28,870	777,758
Vanguard Short-Term Inflation-Protected Securities ETF	6,500	320,320
Vanguard Total International Bond ETF	29,870	1,690,044

Total Fixed Income		6,552,576

Specialty (0.8%)
Invesco DB G10 Currency Harvest Fund	12,470	303,146

Total Exchange Traded Funds (20.8%) (Cost $8,277,879)		8,454,661

INVESTMENT COMPANIES:
Alternatives (11.5%)
1290 VT Convertible Securities Portfolio‡	227,673	2,683,166
1290 VT Energy Portfolio‡	28,114	164,481
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	50,781	622,130
1290 VT Natural Resources Portfolio‡	20,310	155,806
1290 VT Real Estate Portfolio‡	30,654	356,175
AQR Managed Futures Strategy Fund, Institutional Class	32,346	268,790
BlackRock Global Long/Short Credit Fund, Institutional Class	29,637	294,297
Franklin K2 Alternative Strategies Fund, Advisor Class	12,996	149,842

Total Alternatives		4,694,687

Equity (34.9%)
1290 VT GAMCO Small Company Value Portfolio‡	12,498	747,016
1290 VT Low Volatility Global Equity Portfolio‡	30,597	391,271
1290 VT Micro Cap Portfolio‡	26,691	280,690
1290 VT SmartBeta Equity Portfolio‡	24,901	359,146
EQ/AB Small Cap Growth Portfolio‡	38,442	702,028
EQ/BlackRock Basic Value Equity Portfolio‡	31,637	742,044
EQ/Capital Guardian Research Portfolio‡	55,102	1,438,653
EQ/ClearBridge Large Cap Growth Portfolio‡	55,143	755,956
EQ/Emerging Markets Equity PLUS Portfolio‡	73,257	733,905
EQ/International Equity Index Portfolio‡	182,783	1,802,267
EQ/Invesco Comstock Portfolio‡	40,335	719,554
EQ/Janus Enterprise Portfolio‡	50,499	1,104,460
EQ/MFS International Growth Portfolio‡	136,042	1,119,286
EQ/T. Rowe Price Growth Stock Portfolio*‡	13,444	754,297
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	44,136	326,168
MSIF Frontier Markets Portfolio, Institutional Class	20,827	356,147
Multimanager Mid Cap Value Portfolio‡	70,226	1,075,726
Templeton Emerging Markets Small Cap Fund, Advisor Class	26,157	343,701
Templeton Global Smaller Companies Fund, Advisor Class	43,984	426,645

Total Equity		14,178,960

Fixed Income (32.2%)
1290 VT High Yield Bond Portfolio‡	146,252	1,402,964
Eaton Vance Floating-Rate Fund, Institutional Class	78,697	696,470
EQ/Core Bond Index Portfolio‡	2,206	22,235
EQ/Global Bond PLUS Portfolio‡	237,355	2,214,727
EQ/Intermediate Government Bond Portfolio‡	210,264	2,183,719
EQ/PIMCO Global Real Return Portfolio‡	187,874	1,865,583
EQ/PIMCO Ultra Short Bond Portfolio‡	222,945	2,195,099
Multimanager Core Bond Portfolio‡	223,047	2,223,082
PIMCO International Bond Fund Unhedged, Institutional Class	30,137	292,936

Total Fixed Income		13,096,815

Total Investment Companies (78.6%) (Cost $30,321,115)		31,970,462

See Notes to Financial Statements.

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CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

Value (Note 1)

Total Investments in Securities (99.4%) (Cost $38,598,994)	$40,425,123
Other Assets Less Liabilities (0.6%)	225,338

Net Assets (100%)	$40,650,461

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2019, were as follows:

Security Description	Shares at December 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($) (d)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Alternatives
1290 VT Convertible Securities Portfolio	227,673	2,125,464	647,704	(454,621)	(435)	365,054	2,683,166	80,631	64,492
1290 VT Energy Portfolio	28,114	103,246	70,547	(20,930)	(122)	11,740	164,481	4,186	1
1290 VT GAMCO Mergers & Acquisitions Portfolio	50,781	535,813	149,282	(83,719)	(47)	20,801	622,130	26,448	1,396
1290 VT Natural Resources Portfolio	20,310	130,831	38,091	(20,930)	(23)	7,837	155,806	7,731	—
1290 VT Real Estate Portfolio	30,654	276,218	78,813	(41,860)	126	42,878	356,175	16,176	1,918
Equity
1290 VT GAMCO Small Company Value Portfolio	12,498	582,065	197,386	(146,684)	392	113,857	747,016	5,885	18,885
1290 VT Low Volatility Global Equity Portfolio	30,597	305,366	87,732	(52,325)	268	50,230	391,271	10,693	1,140
1290 VT Micro Cap Portfolio	26,691	234,568	72,430	(66,395)	835	39,252	280,690	980	25,910
1290 VT SmartBeta Equity Portfolio	24,901	263,263	85,413	(52,325)	195	62,600	359,146	4,639	4,875
EQ/AB Small Cap Growth Portfolio (a)	38,442	558,317	199,774	(146,684)	378	90,243	702,028	2,136	61,021
EQ/BlackRock Basic Value Equity Portfolio	31,637	563,367	185,281	(94,184)	(75)	87,655	742,044	15,199	33,466
EQ/Capital Guardian Research Portfolio	55,102	1,149,744	495,215	(407,168)	1,003	199,859	1,438,653	11,070	156,910
EQ/ClearBridge Large Cap Growth Portfolio (b)	55,143	567,326	181,759	(130,184)	2,300	134,755	755,956	1,796	43,344
EQ/Emerging Markets Equity PLUS Portfolio	73,257	595,474	221,465	(187,084)	(250)	104,300	733,905	12,794	54
EQ/International Equity Index Portfolio	182,783	1,427,575	455,075	(357,693)	10	277,300	1,802,267	51,919	23
EQ/Invesco Comstock Portfolio	40,335	570,578	181,418	(133,184)	966	99,776	719,554	13,697	31,105
EQ/Janus Enterprise Portfolio (c)	50,499	847,685	279,381	(251,909)	1,016	228,287	1,104,460	1,971	64,892
EQ/MFS International Growth Portfolio	136,042	857,924	243,346	(172,044)	45	190,015	1,119,286	15,616	30,394

See Notes to Financial Statements.

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CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

Investments in companies which were affiliates for the year ended December 31, 2019, were as follows:

Security Description	Shares at December 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($) (d)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/T. Rowe Price Growth Stock Portfolio*	13,444	570,948	152,999	(129,184)	(308)	159,842	754,297	—	16,380
Multimanager Mid Cap Value Portfolio	70,226	855,236	290,334	(194,544)	880	123,820	1,075,726	16,446	76,552
Fixed Income
1290 VT High Yield Bond Portfolio	146,252	1,163,521	345,262	(188,368)	(261)	82,810	1,402,964	72,020	8
EQ/Core Bond Index Portfolio	2,206	20,872	470	—	—	893	22,235	472	—
EQ/Global Bond PLUS Portfolio	237,355	1,864,076	628,962	(365,017)	67	86,639	2,214,727	23,328	14,103
EQ/Intermediate Government Bond Portfolio	210,264	1,838,091	665,009	(365,017)	68	45,568	2,183,719	39,378	—
EQ/PIMCO Global Real Return Portfolio	187,874	1,546,847	543,152	(287,158)	946	61,796	1,865,583	68,946	892
EQ/PIMCO Ultra Short Bond Portfolio	222,945	1,811,980	676,567	(293,017)	37	(468)	2,195,099	55,234	—
Multimanager Core Bond Portfolio	223,047	1,830,939	689,155	(375,482)	146	78,324	2,223,082	48,322	18,521

Total		23,197,334	7,862,022	(5,017,710)	8,157	2,765,663	28,815,466	607,713	666,282

(a)	Formerly known as AXA/AB Small Cap Growth Portfolio.
(b)	Formerly known as AXA/ClearBridge Large Cap Growth Portfolio.
(c)	Formerly known as AXA/Janus Enterprise Portfolio.
(d)	Purchases at Cost were adjusted to account for return of capital distributions from fund of funds investments, if applicable.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$8,454,661	$—	$—	$8,454,661
Investment Companies
Investment Companies	3,154,996	28,815,466	—	31,970,462

Total Assets	$11,609,657	$28,815,466	$—	$40,425,123

Total Liabilities	$—	$—	$—	$—

Total	$11,609,657	$28,815,466	$—	$40,425,123

See Notes to Financial Statements.

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CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

The Portfolio held no derivatives contracts during the year ended December 31, 2019.

Investment security transactions for the year ended December 31, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$9,630,385
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,598,572

As of December 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,253,820
Aggregate gross unrealized depreciation	(396,182)

Net unrealized appreciation	$1,857,638

Federal income tax cost of investments in securities and derivative instruments, if applicable	$38,567,485

See Notes to Financial Statements.

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CHARTERSM MODERATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $27,134,833)	$28,815,466
Unaffiliated Issuers (Cost $11,464,161)	11,609,657
Cash	348,455
Receivable from investment manager	11,803
Receivable for Portfolio shares sold	1,066
Dividends, interest and other receivables	524
Other assets	149

Total assets	40,787,120

LIABILITIES
Payable for securities purchased	48,194
Distribution fees payable – Class B	8,556
Payable for Portfolio shares redeemed	1,330
Trustees’ fees payable	794
Accrued expenses	77,785

Total liabilities	136,659

NET ASSETS	$40,650,461

Net assets were comprised of:
Paid in capital	$38,166,711
Total distributable earnings (loss)	2,483,750

Net assets	$40,650,461

Class B
Net asset value, offering and redemption price per share, $40,650,461 / 3,764,111 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.80

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2019

INVESTMENT INCOME
Dividends ($607,713 of dividend income received from affiliates)	$972,257
Interest	3,899

Total income	976,156

EXPENSES
Custodian fees	180,000
Distribution fees – Class B	91,211
Investment management fees	54,727
Administrative fees	44,934
Professional fees	40,899
Printing and mailing expenses	24,243
Tax expense	1,886
Trustees’ fees	1,138
Miscellaneous	452

Gross expenses	439,490
Less: Waiver from investment manager	(99,661)
Reimbursement from investment manager	(130,573)

Net expenses	209,256

NET INVESTMENT INCOME (LOSS)	766,900

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($8,157 of realized gain (loss) from affiliates)	7,948
Net distributions of realized gain received from underlying funds ($666,282 received from affiliates)	707,118

Net realized gain (loss)	715,066

Net change in unrealized appreciation (depreciation) on investments in securities ($2,765,663 of change in unrealized appreciation (depreciation) from affiliates)	3,470,215

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,185,281

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,952,181

See Notes to Financial Statements.

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CHARTERSM MODERATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2019	2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$766,900	$619,279
Net realized gain (loss)	715,066	845,417
Net change in unrealized appreciation (depreciation)	3,470,215	(3,149,497)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,952,181	(1,684,801)

Distributions to shareholders:
Class B	(1,549,981)	(1,096,406)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 833,455 and 490,998 shares, respectively ]	8,872,387	5,203,874
Capital shares issued in reinvestment of dividends and distributions [ 144,505 and 109,399 shares, respectively ]	1,549,981	1,096,406
Capital shares repurchased [ (570,231) and (426,043) shares, respectively ]	(6,032,134)	(4,488,189)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,390,234	1,812,091

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,792,434	(969,116)
NET ASSETS:
Beginning of year	32,858,027	33,827,143

End of year	$40,650,461	$32,858,027

See Notes to Financial Statements.

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CHARTERSM MODERATE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2019		2018		2017		2016		2015
Net asset value, beginning of year	$9.79		$10.63		$9.80		$9.42		$9.93

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.22		0.19		0.16		0.16		0.12
Net realized and unrealized gain (loss)	1.23		(0.70)		0.91		0.43		(0.43)

Total from investment operations	1.45		(0.51)		1.07		0.59		(0.31)

Less distributions:
Dividends from net investment income	(0.23)		(0.19)		(0.16)		(0.16)		(0.13)
Distributions from net realized gains	(0.21)		(0.14)		(0.08)		(0.05)		(0.07)

Total dividends and distributions	(0.44)		(0.33)		(0.24)		(0.21)		(0.20)

Net asset value, end of year	$10.80		$9.79		$10.63		$9.80		$9.42

Total return	14.82%		(4.82)%		10.90%		6.22%		(3.04)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$40,650		$32,858		$33,827		$23,611		$19,789
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.57	%(j)	0.56	%(j)	0.55	%(j)	0.58	%(k)	0.63%
Before waivers and reimbursements (f)	1.20%		1.19%		1.36%		1.52%		1.81%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	2.10%		1.80%		1.52%		1.67%		1.24%
Before waivers and reimbursements (f)(x)	1.47%		1.17%		0.72%		0.74%		0.06%
Portfolio turnover rate^	15%		13%		35%		13%		39%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.25% for Class B.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.07% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

CHARTERSM MODERATE GROWTH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/19

	1 Year	5 Years	Since Incept.
Portfolio – Class B Shares*	16.62%	4.99%	4.55%
Charter Moderate Growth Index	14.55	5.00	4.54
Dow Jones Moderate Portfolio Index	18.60	6.61	6.44

* Date of inception 10/30/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 16.62% for the year ended December 31, 2019. This compares to the returns of the following benchmarks over the same period: the Charter Moderate Growth Index and the Dow Jones Moderate Portfolio Index, which returned 14.55% and 18.60%, respectively.

Portfolio Highlights

The Portfolio holds allocations in a mixture of portfolios invested in a mixture of global stocks, intermediate-term bonds and alternative investments. Despite fluctuating trade tensions, concerns over the durability of global economic growth and a year that ended with heightened political tension in the Middle East, the bulk of the Portfolio’s holdings produced attractive gains. The Portfolio’s return is largely driven by its relative allocation to the asset class performance detailed below:

CharterSM Moderate Growth Portfolio targets an allocation in of 45% in global equities in various capitalization ranges, 40% in investment grade and high-yield bonds, and 15% in alternative investments.

Details by sector:

The Portfolio’s return was primarily attributable to its holdings in big U.S. companies, especially those with outsized earnings growth. The U.S. stock market continued its historic bull market, driven in part by continued strength in large growth indexes as easing monetary policy supported strong price/earnings ratio expansion and the late-year thaw of U.S.-China trade tensions encouraged risk taking in equities. Growth continued its dominance over value, largely because of the strength of information technology in the former indexes, and the late-year weakness in energy in their value counterparts.

U.S. small- and mid-sized companies also contributed attractive returns. These companies rallied significantly, although they lagged behind their larger counterparts.

In the international stock markets, the Portfolio’s equity holdings enjoyed robust gains for the year, with developed markets outperforming emerging markets. The boost in prices came largely at the end of the year, as slowing manufacturing activity and declining business investment, evidence of the impact of trade tensions on economic growth, actually caused a sharp sell-off in August 2019. These macroeconomic and geopolitical issues mostly abated during the fourth quarter, providing a favorable backdrop for a substantial end-of-year rally.

Finally, the Portfolio’s holdings in intermediate-term government and corporate bonds also provided positive returns, as the Fed first placed interest-rate increases on the back burner and eventually reduced rates to reassure markets that had become nervous over the economic implications of global political events. Its actions contributed to falling interest rates, while Middle East tensions spurred a flight to quality, boosting this sector’s returns. Its small allocation to high-yield bonds further contributed to the Portfolio’s gains, as these securities generally profited from the same positive trends as equities.

In the alternative markets, categories and strategies that provided positive returns included precious metals and real estate. A global long/short strategy, as well as a global macro strategy lagged the broader markets.

CHARTERSM MODERATE GROWTH PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2019
Equity	49.6%
Fixed Income	34.9
Alternatives	12.8
Commodity	1.7
Specialty	1.0

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2019
EQ/International Equity Index Portfolio	5.7%
1290 VT Convertible Securities Portfolio	5.3
EQ/Capital Guardian Research Portfolio	4.6
EQ/Global Bond PLUS Portfolio	4.0
Multimanager Core Bond Portfolio	4.0
EQ/PIMCO Ultra Short Bond Portfolio	3.9
EQ/Intermediate Government Bond Portfolio	3.9
iShares JP Morgan USD Emerging Markets Bond ETF	3.8
EQ/Janus Enterprise Portfolio	3.5
Multimanager Mid Cap Value Portfolio	3.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period* 7/1/19 - 12/31/19
Class B
Actual	$1,000.00	$1,044.90	$3.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.01	3.23

* Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.63%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2019

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Commodity (1.6%)
Invesco DB Base Metals Fund	6,660	$99,500
Invesco DB Commodity Index Tracking Fund	10,950	174,653
Invesco DB Gold Fund	6,130	277,444
Invesco DB Silver Fund	1,350	34,594

Total Commodity		586,191

Equity (4.7%)
Invesco S&P 500 BuyWrite ETF	17,580	378,673
iShares Global Infrastructure ETF	8,680	415,859
iShares Micro-Cap ETF	940	93,521
iShares MSCI EAFE Small-Cap ETF	7,520	468,345
iShares U.S. Oil & Gas Exploration & Production ETF	5,170	287,090

Total Equity		1,643,488

Fixed Income (11.9%)
iShares Floating Rate Bond ETF	21,370	1,088,161
iShares International Treasury Bond ETF	1,730	86,794
iShares JP Morgan USD Emerging Markets Bond ETF	11,570	1,325,459
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	17,450	470,103
Vanguard Short-Term Inflation-Protected Securities ETF	3,450	170,016
Vanguard Total International Bond ETF	18,550	1,049,559

Total Fixed Income		4,190,092

Specialty (1.0%)
Invesco DB G10 Currency Harvest Fund	14,365	349,213

Total Exchange Traded Funds (19.2%) (Cost $6,522,978)		6,768,984

INVESTMENT COMPANIES:
Alternatives (12.7%)
1290 VT Convertible Securities Portfolio‡	157,846	1,860,248
1290 VT Energy Portfolio‡	37,717	220,659
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	57,354	702,662
1290 VT Natural Resources Portfolio‡	26,353	202,170
1290 VT Real Estate Portfolio‡	39,911	463,734
AQR Managed Futures Strategy Fund, Institutional Class	51,581	428,643
BlackRock Global Long/Short Credit Fund, Institutional Class	43,181	428,783
Franklin K2 Alternative Strategies Fund, Advisor Class	14,068	162,208

Total Alternatives		4,469,107

Equity (44.7%)
1290 VT GAMCO Small Company Value Portfolio‡	13,658	816,327
1290 VT Low Volatility Global Equity Portfolio‡	32,888	420,570
1290 VT Micro Cap Portfolio‡	31,314	329,302
1290 VT SmartBeta Equity Portfolio‡	30,323	437,347
EQ/AB Small Cap Growth Portfolio‡	43,073	786,598
EQ/BlackRock Basic Value Equity Portfolio‡	34,192	801,978
EQ/Capital Guardian Research Portfolio‡	61,994	1,618,590
EQ/ClearBridge Large Cap Growth Portfolio‡	60,447	828,678
EQ/Emerging Markets Equity PLUS Portfolio‡	82,677	828,276
EQ/International Equity Index Portfolio‡	202,487	1,996,554
EQ/Invesco Comstock Portfolio‡	44,610	795,807
EQ/Janus Enterprise Portfolio‡	55,306	1,209,602
EQ/MFS International Growth Portfolio‡	146,118	1,202,183
EQ/T. Rowe Price Growth Stock Portfolio*‡	14,465	811,569
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	68,644	507,278
MSIF Frontier Markets Portfolio, Institutional Class	23,137	395,650
Multimanager Mid Cap Value Portfolio‡	78,884	1,208,342
Templeton Emerging Markets Small Cap Fund, Advisor Class	29,223	383,993
Templeton Global Smaller Companies Fund, Advisor Class	37,679	365,490

Total Equity		15,744,134

Fixed Income (22.9%)
1290 VT High Yield Bond Portfolio‡	94,169	903,342
Eaton Vance Floating-Rate Fund, Institutional Class	26,569	235,140
EQ/Core Bond Index Portfolio‡	1,544	15,564
EQ/Global Bond PLUS Portfolio‡	149,039	1,390,668
EQ/Intermediate Government Bond Portfolio‡	132,066	1,371,587
EQ/PIMCO Global Real Return Portfolio‡	117,769	1,169,442
EQ/PIMCO Ultra Short Bond Portfolio‡	140,221	1,380,605
Multimanager Core Bond Portfolio‡	138,999	1,385,385
PIMCO International Bond Fund Unhedged, Institutional Class	19,996	194,364

Total Fixed Income		8,046,097

Total Investment Companies (80.3%) (Cost $26,343,145)		28,259,338

See Notes to Financial Statements.

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CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

Value (Note 1)

Total Investments in Securities (99.5%) (Cost $32,866,123)	$35,028,322
Other Assets Less Liabilities (0.5%)	166,795

Net Assets (100%)	$35,195,117

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2019, were as follows:

Security Description	Shares at December 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($) (d)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Alternatives
1290 VT Convertible Securities Portfolio	157,846	1,489,834	376,491	(264,008)	(62)	257,993	1,860,248	55,862	44,679
1290 VT Energy Portfolio	37,717	157,549	70,393	(21,832)	(15)	14,564	220,659	5,550	2
1290 VT GAMCO Mergers & Acquisitions Portfolio	57,354	614,212	137,300	(72,772)	(3)	23,925	702,662	29,506	1,660
1290 VT Natural Resources Portfolio	26,353	172,452	41,747	(21,832)	16	9,787	202,170	9,905	—
1290 VT Real Estate Portfolio	39,911	362,228	86,977	(43,663)	531	57,661	463,734	20,827	2,469
Equity
1290 VT GAMCO Small Company Value Portfolio	13,658	626,046	176,605	(110,050)	364	123,362	816,327	6,357	20,499
1290 VT Low Volatility Global Equity Portfolio	32,888	331,557	76,250	(43,663)	457	55,969	420,570	11,359	1,210
1290 VT Micro Cap Portfolio	31,314	266,416	84,259	(66,386)	23	44,990	329,302	1,136	30,055
1290 VT SmartBeta Equity Portfolio	30,323	326,203	75,191	(43,663)	358	79,258	437,347	5,579	5,932
EQ/AB Small Cap Growth Portfolio (a)	43,073	623,129	187,240	(125,050)	(437)	101,716	786,598	2,365	68,126
EQ/BlackRock Basic Value Equity Portfolio	34,192	641,444	179,315	(120,927)	95	102,051	801,978	16,229	35,724
EQ/Capital Guardian Research Portfolio	61,994	1,256,037	431,073	(289,077)	50	220,507	1,618,590	12,305	174,656
EQ/ClearBridge Large Cap Growth Portfolio (b)	60,447	645,712	176,893	(148,127)	643	153,557	828,678	1,948	47,583
EQ/Emerging Markets Equity PLUS Portfolio	82,677	645,858	180,581	(110,050)	(98)	111,985	828,276	14,271	62
EQ/International Equity Index Portfolio	202,487	1,592,338	404,517	(312,320)	(24)	312,043	1,996,554	56,827	22
EQ/Invesco Comstock Portfolio	44,610	628,965	176,520	(120,927)	30	111,219	795,807	14,957	34,200
EQ/Janus Enterprise Portfolio (c)	55,306	940,976	253,264	(248,113)	2,294	261,181	1,209,602	2,132	70,703
EQ/MFS International Growth Portfolio	146,118	947,210	231,625	(188,313)	(308)	211,969	1,202,183	16,580	34,616
EQ/T. Rowe Price Growth Stock Portfolio*	14,465	637,648	144,914	(147,127)	272	175,862	811,569	—	17,552
Multimanager Mid Cap Value Portfolio	78,884	944,170	283,758	(157,313)	(495)	138,222	1,208,342	18,254	85,075

See Notes to Financial Statements.

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CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

Investments in companies which were affiliates for the year ended December 31, 2019, were as follows:

Security Description	Shares at December 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($) (d)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Fixed Income
1290 VT High Yield Bond Portfolio	94,169	729,574	213,785	(94,604)	76	54,511	903,342	45,801	8
EQ/Core Bond Index Portfolio	1,544	14,610	330	—	—	624	15,564	330	—
EQ/Global Bond PLUS Portfolio	149,039	1,149,608	393,485	(211,545)	97	59,023	1,390,668	14,468	8,747
EQ/Intermediate Government Bond Portfolio	132,066	1,142,176	375,901	(178,545)	168	31,887	1,371,587	24,431	—
EQ/PIMCO Global Real Return Portfolio	117,769	964,173	317,297	(156,713)	1,191	43,494	1,169,442	42,684	585
EQ/PIMCO Ultra Short Bond Portfolio	140,221	1,170,059	354,982	(145,545)	14	1,095	1,380,605	34,308	—
Multimanager Core Bond Portfolio	138,999	1,144,232	407,243	(218,822)	502	52,230	1,385,385	31,065	11,396

Total		20,164,416	5,837,936	(3,660,987)	5,739	2,810,685	25,157,789	495,036	695,561

(a)	Formerly known as AXA/AB Small Cap Growth Portfolio.
(b)	Formerly known as AXA/ClearBridge Large Cap Growth Portfolio.
(c)	Formerly known as AXA/Janus Enterprise Portfolio.
(d)	Purchases at Cost were adjusted to account for return of capital distributions from fund of funds investments, if applicable.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$6,768,984	$—	$—	$6,768,984
Investment Companies
Investment Companies	3,101,550	25,157,788	—	28,259,338

Total Assets	$9,870,534	$25,157,788	$—	$35,028,322

Total Liabilities	$—	$—	$—	$—

Total	$9,870,534	$25,157,788	$—	$35,028,322

See Notes to Financial Statements.

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CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

The Portfolio held no derivatives contracts during the year ended December 31, 2019.

Investment security transactions for the year ended December 31, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$7,304,987
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,042,230

As of December 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,534,294
Aggregate gross unrealized depreciation	(345,878)

Net unrealized appreciation	$2,188,416

Federal income tax cost of investments in securities and derivative instruments, if applicable	$32,839,906

See Notes to Financial Statements.

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CHARTERSM MODERATE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $23,236,199)	$25,157,789
Unaffiliated Issuers (Cost $9,629,924)	9,870,533
Cash	302,468
Receivable from investment manager	11,142
Dividends, interest and other receivables	345
Other assets	135

Total assets	35,342,412

LIABILITIES
Payable for securities purchased	67,906
Distribution fees payable – Class B	7,335
Payable for Portfolio shares redeemed	1,146
Trustees’ fees payable	144
Accrued expenses	70,764

Total liabilities	147,295

NET ASSETS	$35,195,117

Net assets were comprised of:
Paid in capital	$32,351,531
Total distributable earnings (loss)	2,843,586

Net assets	$35,195,117

Class B
Net asset value, offering and redemption price per share, $35,195,117 / 3,201,268 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.99

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2019

INVESTMENT INCOME
Dividends ($495,036 of dividend income received from affiliates)	$796,557
Interest	3,860

Total income	800,417

EXPENSES
Custodian fees	174,999
Distribution fees – Class B	81,302
Investment management fees	48,781
Professional fees	40,743
Administrative fees	40,049
Printing and mailing expenses	23,930
Tax expense	2,123
Trustees’ fees	1,020
Miscellaneous	492

Gross expenses	413,439
Less: Waiver from investment manager	(88,830)
Reimbursement from investment manager	(119,297)

Net expenses	205,312

NET INVESTMENT INCOME (LOSS)	595,105

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($5,739 of realized gain (loss) from affiliates)	7,261
Net distributions of realized gain received from underlying funds ($695,561 received from affiliates)	748,831

Net realized gain (loss)	756,092

Net change in unrealized appreciation (depreciation) on investments in securities ($2,810,685 of change in unrealized appreciation (depreciation) from affiliates)	3,494,173

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,250,265

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,845,370

See Notes to Financial Statements.

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CHARTERSM MODERATE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2019	2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$595,105	$438,570
Net realized gain (loss)	756,092	880,349
Net change in unrealized appreciation (depreciation)	3,494,173	(3,157,595)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,845,370	(1,838,676)

Distributions to shareholders:
Class B	(1,399,589)	(909,895)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 544,097 and 940,880 shares, respectively ]	5,850,791	10,112,405
Capital shares issued in reinvestment of dividends and distributions [ 128,778 and 89,660 shares, respectively ]	1,399,589	909,895
Capital shares repurchased [ (350,736) and (394,724) shares, respectively ]	(3,771,479)	(4,246,150)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,478,901	6,776,150

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,924,682	4,027,579
NET ASSETS:
Beginning of year	28,270,435	24,242,856

End of year	$35,195,117	$28,270,435

See Notes to Financial Statements.

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CHARTERSM MODERATE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2019		2018		2017		2016		2015
Net asset value, beginning of year	$9.82		$10.81		$9.81		$9.38		$9.94

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.20		0.17		0.12		0.14		0.12
Net realized and unrealized gain (loss)	1.42		(0.82)		1.14		0.51		(0.45)

Total from investment operations	1.62		(0.65)		1.26		0.65		(0.33)

Less distributions:
Dividends from net investment income	(0.20)		(0.18)		(0.15)		(0.14)		(0.13)
Distributions from net realized gains	(0.25)		(0.16)		(0.11)		(0.08)		(0.10)

Total dividends and distributions	(0.45)		(0.34)		(0.26)		(0.22)		(0.23)

Net asset value, end of year	$10.99		$9.82		$10.81		$9.81		$9.38

Total return	16.62%		(6.17)%		12.83%		6.88%		(3.34)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$35,195		$28,270		$24,243		$21,857		$16,803
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.63	%**(j)	0.62	%(j)	0.61	%(j)	0.59	%(k)	0.63%
Before waivers and reimbursements (f)	1.27%		1.34%		1.45%		1.62%		2.24%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.83%		1.57%		1.18%		1.43%		1.25%
Before waivers and reimbursements (f)(x)	1.19%		0.85%		0.34%		0.40%		(0.37)%
Portfolio turnover rate^	13%		14%		19%		17%		49%
**	Includes tax expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.35% for Class B.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.11% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

CHARTERSM GROWTH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/19

	1 Year	5 Years	Since Incept.
Portfolio – Class B Shares*	18.64%	5.28%	4.78%
Charter Growth Index	16.36	5.55	5.10
Dow Jones Moderately Aggressive Portfolio Index	22.84	7.77	7.63

* Date of inception 10/30/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 18.64% for the year ended December 31, 2019. This compares to the returns of the following benchmarks over the same period: the Charter Growth Index and the Dow Jones Moderately Aggressive Portfolio Index, which returned 16.36% and 22.84%, respectively.

Portfolio Highlights

The Portfolio holds allocations in a mixture of portfolios invested in a mixture of global stocks, intermediate-term bonds and alternative investments. Despite fluctuating trade tensions, concerns over the durability of global economic growth and a year that ended with heightened political tension in the Middle East, the bulk of the Portfolio’s holdings produced attractive gains. The Portfolio’s return is largely driven by its relative allocation to the asset class performance detailed below: CharterSM Growth Portfolio targets an allocation in of 55% in global equities in various capitalization ranges, 25% in investment grade and high-yield bonds, and 20% in alternative investments.

Details by sector:

The Portfolio’s return was primarily attributable to its holdings in big U.S. companies, especially those with outsized earnings growth. The U.S. stock market continued its historic bull market, driven in part by continued strength in large growth indexes as easing monetary policy supported strong price/earnings ratio expansion and the late-year thaw of U.S.-China trade tensions encouraged risk taking in equities. Growth continued its dominance over value, largely because of the strength of information technology in the former indexes, and the late-year weakness in energy in their value counterparts.

U.S. small- and mid-sized companies also contributed attractive returns. These companies rallied significantly, although they lagged behind their larger counterparts.

In the international stock markets, the Portfolio’s equity holdings enjoyed robust gains for the year, with developed markets outperforming emerging markets. The boost in prices came largely at the end of the year, as slowing manufacturing activity and declining business investment, evidence of the impact of trade tensions on economic growth, actually caused a sharp sell-off in August 2019. These macroeconomic and geopolitical issues mostly abated during the fourth quarter, providing a favorable backdrop for a substantial end-of-year rally.

Finally, the Portfolio’s holdings in intermediate-term government and corporate bonds also provided positive returns, as the Fed first placed interest-rate increases on the back burner and eventually reduced rates to reassure markets that had become nervous over the economic implications of global political events. Its actions contributed to falling interest rates, while Middle East tensions spurred a flight to quality, boosting this sector’s returns. Its small allocation to high-yield bonds further contributed to the Portfolio’s gains, as these securities generally profited from the same positive trends as equities.

In the alternative markets, categories and strategies that provided positive returns included precious metals and real estate. A global long/short strategy, as well as a global macro strategy lagged the broader markets.

CHARTERSM GROWTH PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2019
Equity	60.4%
Fixed Income	21.9
Alternatives	13.5
Commodity	2.9
Specialty	1.3

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2019
EQ/International Equity Index Portfolio	6.9%
EQ/Capital Guardian Research Portfolio	5.7
EQ/MFS International Growth Portfolio	4.2
EQ/Janus Enterprise Portfolio	4.2
1290 VT Convertible Securities Portfolio	4.1
Multimanager Mid Cap Value Portfolio	4.1
EQ/T. Rowe Price Growth Stock Portfolio	2.9
EQ/ClearBridge Large Cap Growth Portfolio	2.8
EQ/BlackRock Basic Value Equity Portfolio	2.8
EQ/Emerging Markets Equity PLUS Portfolio	2.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period* 7/1/19 - 12/31/19
Class B
Actual	$1,000.00	$1,049.70	$3.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.91	3.34

* Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2019

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Commodity (2.9%)
Invesco DB Base Metals Fund	7,280	$108,763
Invesco DB Commodity Index Tracking Fund	16,450	262,378
Invesco DB Gold Fund	8,445	382,221
Invesco DB Silver Fund	1,530	39,206

Total Commodity		792,568

Equity (6.3%)
Invesco S&P 500 BuyWrite ETF	16,980	365,749
iShares Global Infrastructure ETF	11,070	530,364
iShares Micro-Cap ETF	770	76,607
iShares MSCI EAFE Small-Cap ETF	4,680	291,470
iShares U.S. Oil & Gas Exploration & Production ETF	7,830	434,800

Total Equity		1,698,990

Fixed Income (7.2%)
iShares Floating Rate Bond ETF	9,720	494,942
iShares International Treasury Bond ETF	1,060	53,180
iShares JP Morgan USD Emerging Markets Bond ETF	5,570	638,099
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	7,570	203,936
Vanguard Short-Term Inflation-Protected Securities ETF	1,970	97,082
Vanguard Total International Bond ETF	8,340	471,877

Total Fixed Income		1,959,116

Specialty (1.3%)
Invesco DB G10 Currency Harvest Fund	14,250	346,418

Total Exchange Traded Funds (17.7%) (Cost $4,763,469)		4,797,092

INVESTMENT COMPANIES:
Alternatives (13.5%)
1290 VT Convertible Securities Portfolio‡	95,150	1,121,358
1290 VT Energy Portfolio‡	63,693	372,631
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	33,457	409,898
1290 VT Natural Resources Portfolio‡	48,751	373,998
1290 VT Real Estate Portfolio‡	56,790	659,854
AQR Managed Futures Strategy Fund, Institutional Class	39,792	330,671
BlackRock Global Long/Short Credit Fund, Institutional Class	26,033	258,512
Franklin K2 Alternative Strategies Fund, Advisor Class	11,531	132,950

Total Alternatives		3,659,872

Equity (53.9%)
1290 VT GAMCO Small Company Value Portfolio‡	12,525	748,654
1290 VT Low Volatility Global Equity Portfolio‡	30,520	390,287
1290 VT Micro Cap Portfolio‡	30,500	320,743
1290 VT SmartBeta Equity Portfolio‡	27,944	403,026
EQ/AB Small Cap Growth Portfolio‡	41,470	757,336
EQ/BlackRock Basic Value Equity Portfolio‡	32,501	762,331
EQ/Capital Guardian Research Portfolio‡	58,561	1,528,955
EQ/ClearBridge Large Cap Growth Portfolio‡	56,063	768,576
EQ/Emerging Markets Equity PLUS Portfolio‡	76,015	761,538
EQ/International Equity Index Portfolio‡	188,528	1,858,921
EQ/Invesco Comstock Portfolio‡	41,613	742,359
EQ/Janus Enterprise Portfolio‡	51,689	1,130,503
EQ/MFS International Growth Portfolio‡	138,630	1,140,575
EQ/T. Rowe Price Growth Stock Portfolio*‡	13,740	770,879
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	32,989	243,791
MSIF Frontier Markets Portfolio, Institutional Class	20,964	358,480
Multimanager Mid Cap Value Portfolio‡	72,767	1,114,643
Templeton Emerging Markets Small Cap Fund, Advisor Class	28,242	371,098
Templeton Global Smaller Companies Fund, Advisor Class	45,969	445,902

Total Equity		14,618,597

Fixed Income (14.6%)
1290 VT High Yield Bond Portfolio‡	46,041	441,657
Eaton Vance Floating-Rate Fund, Institutional Class	18,410	162,925
EQ/Core Bond Index Portfolio‡	815	8,219
EQ/Global Bond PLUS Portfolio‡	72,066	672,443
EQ/Intermediate Government Bond Portfolio‡	63,689	661,445
EQ/PIMCO Global Real Return Portfolio‡	56,198	558,048
EQ/PIMCO Ultra Short Bond Portfolio‡	67,666	666,240
Multimanager Core Bond Portfolio‡	67,041	668,187
PIMCO International Bond Fund Unhedged, Institutional Class	11,147	108,347

Total Fixed Income		3,947,511

Total Investment Companies (82.0%) (Cost $21,136,608)		22,225,980

See Notes to Financial Statements.

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CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

Value (Note 1)

Total Investments in Securities (99.7%) (Cost $25,900,077)	$27,023,072
Other Assets Less Liabilities (0.3%)	75,847

Net Assets (100%)	$27,098,919

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2019, were as follows:

Security Description	Shares at December 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($) (d)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Alternatives
1290 VT Convertible Securities Portfolio	95,150	611,437	529,314	(135,411)	158	115,860	1,121,358	31,978	26,246
1290 VT Energy Portfolio	63,693	181,367	213,463	(38,994)	(182)	16,977	372,631	9,382	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	33,457	240,334	206,347	(44,565)	17	7,765	409,898	17,233	677
1290 VT Natural Resources Portfolio	48,751	192,157	210,436	(38,994)	(114)	10,513	373,998	18,354	—
1290 VT Real Estate Portfolio	56,790	358,624	315,834	(66,847)	97	52,146	659,854	29,662	3,518
Equity
1290 VT GAMCO Small Company Value Portfolio	12,525	403,548	353,981	(93,988)	(619)	85,732	748,654	5,836	18,381
1290 VT Low Volatility Global Equity Portfolio	30,520	215,409	176,540	(38,994)	72	37,260	390,287	10,533	1,126
1290 VT Micro Cap Portfolio	30,500	169,208	148,205	(27,853)	112	31,071	320,743	1,110	29,321
1290 VT SmartBeta Equity Portfolio	27,944	211,463	175,252	(38,994)	(9)	55,314	403,026	5,149	5,221
EQ/AB Small Cap Growth Portfolio (a)	41,470	398,887	395,203	(101,988)	1,218	64,016	757,336	2,279	63,162
EQ/BlackRock Basic Value Equity Portfolio	32,501	402,661	396,827	(103,888)	35	66,696	762,331	15,445	34,018
EQ/Capital Guardian Research Portfolio	58,561	807,316	806,091	(216,405)	(1,347)	133,300	1,528,955	11,643	158,477
EQ/ClearBridge Large Cap Growth Portfolio (b)	56,063	401,728	372,983	(113,188)	446	106,607	768,576	1,800	41,420
EQ/Emerging Markets Equity PLUS Portfolio	76,015	424,013	360,483	(116,838)	(74)	93,954	761,538	13,120	—
EQ/International Equity Index Portfolio	188,528	1,001,576	903,448	(275,019)	(420)	229,336	1,858,921	52,984	—
EQ/Invesco Comstock Portfolio	41,613	400,290	392,216	(129,788)	636	79,005	742,359	13,977	30,874
EQ/Janus Enterprise Portfolio (c)	51,689	608,013	537,756	(186,611)	(175)	171,520	1,130,503	1,996	64,669
EQ/MFS International Growth Portfolio	138,630	619,782	512,486	(154,311)	(167)	162,785	1,140,575	15,747	25,648

See Notes to Financial Statements.

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CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

Investments in companies which were affiliates for the year ended December 31, 2019, were as follows:

Security Description	Shares at December 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($) (d)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/T. Rowe Price Growth Stock Portfolio*	13,740	404,814	345,839	(112,188)	90	132,324	770,879	—	16,076
Multimanager Mid Cap Value Portfolio	72,767	602,847	565,756	(137,311)	330	83,021	1,114,643	16,865	77,801
Fixed Income
1290 VT High Yield Bond Portfolio	46,041	244,512	226,867	(44,565)	83	14,760	441,657	22,430	—
EQ/Core Bond Index Portfolio	815	7,716	174	—	—	329	8,219	175	—
EQ/Global Bond PLUS Portfolio	72,066	374,343	365,750	(84,447)	13	16,784	672,443	7,008	4,237
EQ/Intermediate Government Bond Portfolio	63,689	377,275	361,347	(84,447)	101	7,169	661,445	11,791	—
EQ/PIMCO Global Real Return Portfolio	56,198	319,784	306,050	(73,306)	556	4,964	558,048	20,404	199
EQ/PIMCO Ultra Short Bond Portfolio	67,666	378,267	358,141	(66,847)	3	(3,324)	666,240	16,585	—
Multimanager Core Bond Portfolio	67,041	378,204	365,140	(90,017)	120	14,740	668,187	11,526	5,506

Total		10,735,575	9,901,929	(2,615,804)	980	1,790,624	19,813,304	365,012	606,577

(a) Formerly known as AXA/AB Small Cap Growth Portfolio.

(b) Formerly known as AXA/ClearBridge Large Cap Growth Portfolio.

(c) Formerly known as AXA/Janus Enterprise Portfolio.

(d) Purchases at Cost were adjusted to account for return of capital distributions from fund of funds investments, if applicable.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$4,797,092	$—	$—	$4,797,092
Investment Companies
Investment Companies	2,412,676	19,813,304	—	22,225,980

Total Assets	$7,209,768	$19,813,304	$—	$27,023,072

Total Liabilities	$—	$—	$—	$—

Total	$7,209,768	$19,813,304	$—	$27,023,072

See Notes to Financial Statements.

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CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

The Portfolio held no derivatives contracts during the year ended December 31, 2019.

Investment security transactions for the year ended December 31, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$12,991,102
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,925,866

As of December 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,584,935
Aggregate gross unrealized depreciation	(410,501)

Net unrealized appreciation	$1,174,434

Federal income tax cost of investments in securities and derivative instruments, if applicable	$25,848,638

See Notes to Financial Statements.

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CHARTERSM GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $18,712,270)	$19,813,304
Unaffiliated Issuers (Cost $7,187,807)	7,209,768
Cash	219,551
Receivable from investment manager	12,124
Dividends, interest and other receivables	192
Other assets	69

Total assets	27,255,008

LIABILITIES
Payable for securities purchased	88,370
Distribution fees payable – Class B	5,638
Payable for Portfolio shares redeemed	867
Trustees’ fees payable	136
Accrued expenses	61,078

Total liabilities	156,089

NET ASSETS	$27,098,919

Net assets were comprised of:
Paid in capital	$25,348,066
Total distributable earnings (loss)	1,750,853

Net assets	$27,098,919

Class B
Net asset value, offering and redemption price per share, $27,098,919 / 2,461,226 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.01

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2019

INVESTMENT INCOME
Dividends ($365,012 of dividend income received from affiliates)	$537,444
Interest	2,620

Total income	540,064

EXPENSES
Custodian fees	163,000
Distribution fees – Class B	48,486
Professional fees	40,263
Administrative fees	32,527
Investment management fees	29,092
Printing and mailing expenses	22,531
Tax expense	780
Trustees’ fees	550
Miscellaneous	308

Gross expenses	337,537
Less: Waiver from investment manager	(61,619)
Reimbursement from investment manager	(149,398)

Net expenses	126,520

NET INVESTMENT INCOME (LOSS)	413,544

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($980 of realized gain (loss) from affiliates)	1,298
Net distributions of realized gain received from underlying funds ($606,577 received from affiliates)	645,241

Net realized gain (loss)	646,539

Net change in unrealized appreciation (depreciation) on investments in securities ($1,790,624 of change in unrealized appreciation (depreciation) from affiliates)	2,200,517

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,847,056

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,260,600

See Notes to Financial Statements.

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CHARTERSM GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2019	2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$413,544	$202,431
Net realized gain (loss)	646,539	569,000
Net change in unrealized appreciation (depreciation)	2,200,517	(1,985,441)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,260,600	(1,214,010)

Distributions to shareholders:
Class B	(917,186)	(518,037)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 1,095,119 and 339,605 shares, respectively ]	11,675,424	3,667,996
Capital shares issued in reinvestment of dividends and distributions [ 84,658 and 51,109 shares, respectively ]	917,186	518,037
Capital shares repurchased [ (253,090) and (101,788) shares, respectively ]	(2,692,179)	(1,080,904)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	9,900,431	3,105,129

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,243,845	1,373,082
NET ASSETS:
Beginning of year	14,855,074	13,481,992

End of year	$27,098,919	$14,855,074

See Notes to Financial Statements.

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CHARTERSM GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2019		2018		2017		2016		2015
Net asset value, beginning of year	$9.68		$10.82		$9.73		$9.22		$10.01

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.23		0.15		0.11		0.10		0.08
Net realized and unrealized gain (loss)	1.56		(0.94)		1.33		0.59		(0.53)

Total from investment operations	1.79		(0.79)		1.44		0.69		(0.45)

Less distributions:
Dividends from net investment income	(0.18)		(0.16)		(0.14)		(0.12)		(0.11)
Distributions from net realized gains	(0.28)		(0.19)		(0.21)		(0.06)		(0.23)

Total dividends and distributions	(0.46)		(0.35)		(0.35)		(0.18)		(0.34)

Net asset value, end of year	$11.01		$9.68		$10.82		$9.73		$9.22

Total return	18.64%		(7.42)%		14.81%		7.44%		(4.55)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$27,099		$14,855		$13,482		$12,410		$11,889
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.65	%(j)	0.64	%(j)	0.62	%(j)	0.60	%(k)	0.63%
Before waivers and reimbursements (f)	1.74%		2.03%		2.28%		2.26%		2.30%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	2.13%		1.35%		1.04%		1.10%		0.77%
Before waivers and reimbursements (f)(x)	1.04%		(0.03)%		(0.62)%		(0.56)%		(0.90)%
Portfolio turnover rate^	15%		10%		20%		19%		39%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.40% for Class B.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.13% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/19

	1 Year	5 Years	Since Incept.
Portfolio – Class B Shares*	20.71%	5.69%	5.09%
Charter Aggressive Growth Index	18.18	6.08	5.65
Dow Jones Moderately Aggressive Portfolio Index	22.84	7.77	7.63

* Date of inception 10/30/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 20.71% for the year ended December 31, 2019. This compares to the returns of the following benchmarks over the same period: the Charter Aggressive Growth Index and the Dow Jones Moderately Aggressive Portfolio Index, which returned 18.18% and 22.84%, respectively.

Portfolio Highlights

The Portfolio holds allocations in a mixture of portfolios invested in a mixture of global stocks, intermediate-term bonds and alternative investments. Despite fluctuating trade tensions, concerns over the durability of global economic growth and a year that ended with heightened political tension in the Middle East, the bulk of the Portfolio’s holdings produced attractive gains. The Portfolio’s return is largely driven by its relative allocation to the asset class performance detailed below: CharterSM Aggressive Growth Portfolio targets an allocation in of 65% in global equities in various capitalization ranges, 10% in investment grade and high-yield bonds, and 25% in alternative investments.

Details by sector:

The Portfolio’s return was primarily attributable to its holdings in big U.S. companies, especially those with outsized earnings growth. The U.S. stock market continued its historic bull market, driven in part by continued strength in large growth indexes as easing monetary policy supported strong price/earnings ratio expansion and the late-year thaw of U.S.-China trade tensions encouraged risk taking in equities. Growth continued its dominance over value, largely because of the strength of information technology in the former indexes, and the late-year weakness in energy in their value counterparts.

U.S. small- and mid-sized companies also contributed attractive returns. These companies rallied significantly, although they lagged behind their larger counterparts.

In the international stock markets, the Portfolio’s equity holdings enjoyed robust gains for the year, with developed markets outperforming emerging markets. The boost in prices came largely at the end of the year, as slowing manufacturing activity and declining business investment, evidence of the impact of trade tensions on economic growth, actually caused a sharp sell-off in August 2019. These macroeconomic and geopolitical issues mostly abated during the fourth quarter, providing a favorable backdrop for a substantial end-of-year rally.

Finally, the Portfolio’s holdings in intermediate-term government and corporate bonds also provided positive returns, as the Fed first placed interest-rate increases on the back burner and eventually reduced rates to reassure markets that had become nervous over the economic implications of global political events. Its actions contributed to falling interest rates, while Middle East tensions spurred a flight to quality, boosting this sector’s returns. Its small allocation to high-yield bonds further contributed to the Portfolio’s gains, as these securities generally profited from the same positive trends as equities.

In the alternative markets, categories and strategies that provided positive returns included precious metals and real estate. A global long/short strategy, as well as a global macro strategy lagged the broader markets.

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2019
Equity	71.1%
Alternatives	14.3
Fixed Income	8.9
Commodity	4.6
Specialty	1.1

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2019
EQ/International Equity Index Portfolio	8.0%
EQ/Capital Guardian Research Portfolio	6.5
Multimanager Mid Cap Value Portfolio	4.9
EQ/Janus Enterprise Portfolio	4.9
EQ/MFS International Growth Portfolio	4.8
1290 VT Real Estate Portfolio	3.6
EQ/T. Rowe Price Growth Stock Portfolio	3.4
EQ/ClearBridge Large Cap Growth Portfolio	3.4
EQ/Emerging Markets Equity PLUS Portfolio	3.4
EQ/AB Small Cap Growth Portfolio	3.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period* 7/1/19 - 12/31/19
Class B
Actual	$1,000.00	$1,056.10	$3.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.77	3.47

* Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.68%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2019

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Commodity (4.6%)
Invesco DB Base Metals Fund	5,910	$88,295
Invesco DB Commodity Index Tracking Fund	14,180	226,171
Invesco DB Gold Fund	6,760	305,958
Invesco DB Silver Fund	2,060	52,788

Total Commodity		673,212

Equity (8.0%)
Invesco S&P 500 BuyWrite ETF	11,070	238,448
iShares Global Infrastructure ETF	8,420	403,402
iShares Micro-Cap ETF	530	52,730
iShares MSCI EAFE Small-Cap ETF	2,330	145,112
iShares U.S. Oil & Gas Exploration & Production ETF	6,190	343,731

Total Equity		1,183,423

Fixed Income (3.2%)
iShares Floating Rate Bond ETF	2,270	115,589
iShares International Treasury Bond ETF	160	8,027
iShares JP Morgan USD Emerging Markets Bond ETF	1,270	145,491
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	2,080	56,035
Vanguard Short-Term Inflation-Protected Securities ETF	430	21,190
Vanguard Total International Bond ETF	2,200	124,476

Total Fixed Income		470,808

Specialty (1.1%)
Invesco DB G10 Currency Harvest Fund	6,485	157,650

Total Exchange Traded Funds (16.9%) (Cost $2,507,891)		2,485,093

INVESTMENT COMPANIES:
Alternatives (14.3%)
1290 VT Convertible Securities Portfolio‡	37,239	438,870
1290 VT Energy Portfolio‡	55,469	324,522
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	11,879	145,530
1290 VT Natural Resources Portfolio‡	40,954	314,182
1290 VT Real Estate Portfolio‡	45,381	527,292
AQR Managed Futures Strategy Fund, Institutional Class	22,177	184,293
BlackRock Global Long/Short Credit Fund, Institutional Class	8,787	87,251
Franklin K2 Alternative Strategies Fund, Advisor Class	7,027	81,026

Total Alternatives		2,102,966

Equity (63.1%)
1290 VT GAMCO Small Company Value Portfolio‡	8,002	478,309
1290 VT Low Volatility Global Equity Portfolio‡	19,051	243,623
1290 VT Micro Cap Portfolio‡	18,973	199,522
1290 VT SmartBeta Equity Portfolio‡	17,553	253,158
EQ/AB Small Cap Growth Portfolio‡	26,965	492,445
EQ/BlackRock Basic Value Equity Portfolio‡	20,669	484,809
EQ/Capital Guardian Research Portfolio‡	36,873	962,701
EQ/ClearBridge Large Cap Growth Portfolio‡	36,114	495,087
EQ/Emerging Markets Equity PLUS Portfolio‡	49,357	494,472
EQ/International Equity Index Portfolio‡	120,348	1,186,648
EQ/Invesco Comstock Portfolio‡	26,887	479,647
EQ/Janus Enterprise Portfolio‡	32,882	719,162
EQ/MFS International Growth Portfolio‡	86,606	712,551
EQ/T. Rowe Price Growth Stock Portfolio*‡	8,832	495,501
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	8,477	62,644
MSIF Frontier Markets Portfolio, Institutional Class	12,860	219,908
Multimanager Mid Cap Value Portfolio‡	47,003	719,997
Templeton Emerging Markets Small Cap Fund, Advisor Class	18,220	239,408
Templeton Global Smaller Companies Fund, Advisor Class	37,036	359,252

Total Equity		9,298,844

Fixed Income (5.7%)
1290 VT High Yield Bond Portfolio‡	9,106	87,355
Eaton Vance Floating-Rate Fund, Institutional Class	5,115	45,270
EQ/Global Bond PLUS Portfolio‡	15,636	145,897
EQ/Intermediate Government Bond Portfolio‡	13,949	144,874
EQ/PIMCO Global Real Return Portfolio‡	11,464	113,840
EQ/PIMCO Ultra Short Bond Portfolio‡	15,169	149,355
Multimanager Core Bond Portfolio‡	13,954	139,082
PIMCO International Bond Fund Unhedged, Institutional Class	2,449	23,800

Total Fixed Income		849,473

Total Investment Companies (83.1%) (Cost $11,771,984)		12,251,283

See Notes to Financial Statements.

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CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

Value (Note 1)

Total Investments in Securities (100.0%) (Cost $14,279,875)	$14,736,376
Other Assets Less Liabilities (0.0%)	9,141

Net Assets (100%)	$14,745,517

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2019, were as follows:

Security Description	Shares at December 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($) (d)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Alternatives
1290 VT Convertible Securities Portfolio	37,239	203,243	243,183	(48,801)	16	41,229	438,870	12,255	10,201
1290 VT Energy Portfolio	55,469	129,488	214,478	(34,858)	(75)	15,489	324,522	8,166	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	11,879	67,863	93,149	(17,429)	2	1,945	145,530	6,112	206
1290 VT Natural Resources Portfolio	40,954	142,065	198,969	(34,858)	14	7,992	314,182	15,407	—
1290 VT Real Estate Portfolio	45,381	247,360	310,271	(62,744)	97	32,308	527,292	23,673	2,807
Equity
1290 VT GAMCO Small Company Value Portfolio	8,002	217,772	267,613	(55,773)	76	48,621	478,309	3,725	11,627
1290 VT Low Volatility Global Equity Portfolio	19,051	117,834	133,393	(27,886)	125	20,157	243,623	6,561	701
1290 VT Micro Cap Portfolio	18,973	88,303	113,504	(20,915)	53	18,577	199,522	690	18,216
1290 VT SmartBeta Equity Portfolio	17,553	117,325	132,576	(27,886)	56	31,087	253,158	3,231	3,216
EQ/AB Small Cap Growth Portfolio (a)	26,965	215,805	294,191	(55,773)	360	37,862	492,445	1,481	40,450
EQ/BlackRock Basic Value Equity Portfolio	20,669	220,864	283,677	(55,773)	112	35,929	484,809	9,808	21,610
EQ/Capital Guardian Research Portfolio	36,873	443,509	594,286	(149,759)	(71)	74,736	962,701	7,322	98,212
EQ/ClearBridge Large Cap Growth Portfolio (b)	36,114	227,239	279,434	(75,773)	(414)	64,601	495,087	1,156	26,017
EQ/Emerging Markets Equity PLUS Portfolio	49,357	232,412	260,764	(55,773)	6	57,063	494,472	8,504	—
EQ/International Equity Index Portfolio	120,348	553,653	666,096	(162,760)	313	129,346	1,186,648	33,787	—
EQ/Invesco Comstock Portfolio	26,887	222,869	280,834	(69,673)	– #	45,617	479,647	9,022	19,551
EQ/Janus Enterprise Portfolio (c)	32,882	337,265	404,651	(119,573)	1,261	95,558	719,162	1,268	40,758
EQ/MFS International Growth Portfolio	86,606	339,680	386,997	(107,973)	421	93,426	712,551	9,824	14,551

See Notes to Financial Statements.

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CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

Investments in companies which were affiliates for the year ended December 31, 2019, were as follows:

Security Description	Shares at December 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($) (d)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/T. Rowe Price Growth Stock Portfolio*	8,832	225,027	262,437	(71,573)	398	79,212	495,501	—	10,178
Multimanager Mid Cap Value Portfolio	47,003	332,478	423,487	(80,173)	414	43,791	719,997	10,883	49,982
Fixed Income
1290 VT High Yield Bond Portfolio	9,106	43,836	51,729	(10,457)	(1)	2,248	87,355	4,430	—
EQ/Global Bond PLUS Portfolio	15,636	71,562	89,267	(17,429)	(5)	2,502	145,897	1,518	918
EQ/Intermediate Government Bond Portfolio	13,949	72,153	89,409	(17,429)	2	739	144,874	2,579	—
EQ/PIMCO Global Real Return Portfolio	11,464	60,699	67,257	(13,943)	– #	(173)	113,840	4,156	36
EQ/PIMCO Ultra Short Bond Portfolio	15,169	69,446	98,345	(17,429)	(7)	(1,000)	149,355	3,714	—
Multimanager Core Bond Portfolio	13,954	72,012	82,188	(17,429)	7	2,304	139,082	2,212	1,144

Total		5,071,762	6,322,185	(1,429,842)	3,160	981,166	10,948,431	191,484	370,381

#	Amount represents less than $0.50.
(a)	Formerly known as AXA/AB Small Cap Growth Portfolio.
(b)	Formerly known as AXA/ClearBridge Large Cap Growth Portfolio.
(c)	Formerly known as AXA/Janus Enterprise Portfolio.
(d)	Purchases at Cost were adjusted to account for return of capital distributions from fund of funds investments, if applicable.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,485,093	$—	$—	$2,485,093
Investment Companies
Investment Companies	1,302,852	10,948,431	—	12,251,283

Total Assets	$3,787,945	$10,948,431	$—	$14,736,376

Total Liabilities	$—	$—	$—	$—

Total	$3,787,945	$10,948,431	$—	$14,736,376

See Notes to Financial Statements.

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CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

The Portfolio held no derivatives contracts during the year ended December 31, 2019.

Investment security transactions for the year ended December 31, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$8,290,876
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,671,834

As of December 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$762,429
Aggregate gross unrealized depreciation	(285,076)

Net unrealized appreciation	$477,353

Federal income tax cost of investments in securities and derivative instruments, if applicable	$14,259,023

See Notes to Financial Statements.

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CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $10,457,602)	$10,948,431
Unaffiliated Issuers (Cost $3,822,273)	3,787,945
Cash	118,095
Receivable from investment manager	15,731
Due from Custodian	10,500
Dividends, interest and other receivables	42
Other assets	33

Total assets	14,880,777

LIABILITIES
Payable for securities purchased	65,278
Distribution fees payable – Class B	3,050
Payable for Portfolio shares redeemed	464
Trustees’ fees payable	72
Accrued expenses	66,396

Total liabilities	135,260

NET ASSETS	$14,745,517

Net assets were comprised of:
Paid in capital	$13,921,792
Total distributable earnings (loss)	823,725

Net assets	$14,745,517

Class B
Net asset value, offering and redemption price per share, $14,745,517 / 1,306,267 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.29

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2019

INVESTMENT INCOME
Dividends ($191,484 of dividend income received from affiliates)	$267,234
Interest	1,595

Total income	268,829

EXPENSES
Custodian fees	162,000
Professional fees	39,878
Administrative fees	32,518
Distribution fees – Class B	23,553
Printing and mailing expenses	21,490
Investment management fees	14,132
Trustees’ fees	254
Miscellaneous	131

Gross expenses	293,956
Less: Waiver from investment manager	(46,650)
Reimbursement from investment manager	(183,625)

Net expenses	63,681

NET INVESTMENT INCOME (LOSS)	205,148

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($3,160 of realized gain (loss) from affiliates)	4,151
Net distributions of realized gain received from underlying funds ($370,381 received from affiliates)	391,426

Net realized gain (loss)	395,577

Net change in unrealized appreciation (depreciation) on investments in securities ($981,166 of change in unrealized appreciation (depreciation) from affiliates)	1,208,149

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,603,726

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,808,874

See Notes to Financial Statements.

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CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2019	2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$205,148	$80,093
Net realized gain (loss)	395,577	312,538
Net change in unrealized appreciation (depreciation)	1,208,149	(1,092,111)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,808,874	(699,480)

Distributions to shareholders:
Class B	(478,224)	(260,308)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 692,350 and 262,402 shares, respectively ]	7,515,419	2,920,982
Capital shares issued in reinvestment of dividends and distributions [ 43,295 and 25,114 shares, respectively ]	478,224	260,308
Capital shares repurchased [ (140,701) and (153,654) shares, respectively ]	(1,540,410)	(1,678,047)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	6,453,233	1,503,243

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,783,883	543,455
NET ASSETS:
Beginning of year	6,961,634	6,418,179

End of year	$14,745,517	$6,961,634

See Notes to Financial Statements.

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CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2019		2018		2017		2016		2015
Net asset value, beginning of year	$9.79		$11.11		$9.79		$9.12		$9.93

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.24		0.12		0.09		0.06		0.07
Net realized and unrealized gain (loss)	1.77		(1.07)		1.54		0.72		(0.62)

Total from investment operations	2.01		(0.95)		1.63		0.78		(0.55)

Less distributions:
Dividends from net investment income	(0.17)		(0.15)		(0.13)		(0.09)		(0.09)
Distributions from net realized gains	(0.34)		(0.22)		(0.18)		—		(0.17)
Return of capital	—		—		—		(0.02)		—

Total dividends and distributions	(0.51)		(0.37)		(0.31)		(0.11)		(0.26)

Net asset value, end of year	$11.29		$9.79		$11.11		$9.79		$9.12

Total return	20.71%		(8.66)%		16.76%		8.47%		(5.58)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$14,746		$6,962		$6,418		$5,261		$7,220
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.68	%(j)	0.67	%(j)	0.66	%(j)	0.61	%(k)	0.63%
Before waivers and reimbursements (f)	3.12%		3.69%		4.24%		3.84%		3.54%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	2.18%		1.09%		0.88%		0.64%		0.70%
Before waivers and reimbursements (f)(x)	(0.27)%		(1.94)%		(2.71)%		(2.59)%		(2.21)%
Portfolio turnover rate^	17%		26%		21%		46%		40%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.45% for Class B.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

CHARTERSM MULTI-SECTOR BOND PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/19

	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares	6.79%	2.17%	2.95%
Portfolio – Class B Shares	7.10	2.17	2.93
Portfolio – Class K Shares*	7.04	2.42	2.48
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index	6.80	2.57	3.05

* Date of inception 8/26/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 7.10% for the year ended December 31, 2019. This compares to the Portfolio’s benchmark, the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, which returned 6.80% over the same period.

Portfolio Highlights

For the year, bond returns were strong across sectors, driven by renewed central bank stimulus that was aimed at offsetting slower growth and insulating the market against economic and political risks. The backdrop led to a strong year in which rates dropped substantially alongside credit spreads tightening — generally a favorable environment for bond holders. Sovereign government bond yields in the 10-year range declined in the U.S., in Germany and in the U.K. Credit spreads tightened, meaning the cost of credit to lower-quality borrowers fell compared to that of government bonds. By end of year, the U.S. and China made modest progress toward ending the trade war, global manufacturing output appeared to have stabilized, and the U.K. election result ended uncertainty about when — or whether — the country would leave the European Union in 2020.

What helped performance during the year:

•

In the Portfolio’s high-quality bond allocation, a longer-than-benchmark duration in the six-month part of the yield curve helped performance, as did an underweighting in volatile Treasury and Agency securities in favor of corporates, including financial firms and energy companies.

•	Among core bond holdings, top drivers of performance included duration positioning and an overweighting in securitized products, municipal bonds and investment-grade credit.

•

In the Portfolio’s high-yield holdings, positive security selection within the higher-yielding portion of the market helped, mainly due to the avoidance of stressed credits within the energy sector. The Portfolio also benefited from positive security selection within the consumer goods sector.

•

In the global inflation-hedged portfolio, U.S. real interest-rate strategies, German nominal interest-rate strategies, and UK and French breakeven strategies all added to performance for the period. Positions in investment-grade corporate credit and securitized debt were also beneficial.

What hurt performance during the year:

•	Among high-quality bonds, a shorter-than-benchmark duration in the intermediate and long parts of the yield curve hurt performance. Some exposure to inflation-linked securities also hurt.

•	In the core bond holdings, U.S. relative-value strategies were the only notable detractors from returns in 2019.

•

In the high-yield portfolio, the Portfolio’s macroeconomic positioning had a negative impact on relative performance during the year. The Portfolio’s lower duration relative to the benchmark also had a negative impact on relative performance. From a sector perspective, the Portfolio underperformed in the basic industry, retail and services sectors.

•	Among inflation-hedged holdings, nominal interest-rate strategies in the U.S., France, and Italy, as well as UK real interest-rate strategies, detracted from Portfolio performance for the period.

CHARTERSM MULTI-SECTOR BOND PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2019
Fixed Income	100.0%

Top Holdings (as a percentage of Total Investments in Securities) As of December 31, 2019
EQ/Core Bond Index Portfolio	46.9%
EQ/Quality Bond PLUS Portfolio	22.9
1290 VT High Yield Bond Portfolio	10.3
1290 VT DoubleLine Opportunistic Bond Portfolio	8.2
EQ/PIMCO Global Real Return Portfolio	5.0
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	4.1
Natixis Loomis Sayles Strategic Income Fund, Institutional Class Shares	2.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period* 7/1/19 - 12/31/19
Class A
Actual	$1,000.00	$1,015.90	$2.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.41	2.83
Class B
Actual	1,000.00	1,015.90	2.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.41	2.83
Class K
Actual	1,000.00	1,015.70	1.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.67	1.55

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.55%, 0.55% and 0.30%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2019

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Fixed Income (100.0%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,428,948	$14,477,224
1290 VT High Yield Bond Portfolio‡	1,904,280	18,267,312
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	719,504	7,173,457
EQ/Core Bond Index Portfolio‡	8,224,142	82,896,350
EQ/PIMCO Global Real Return Portfolio‡	880,995	8,748,246
EQ/Quality Bond PLUS Portfolio‡	4,674,011	40,524,930
Natixis Loomis Sayles Strategic Income Fund, Institutional Class Shares	323,247	4,674,148

Total Investments in Securities (100.0%) (Cost $176,280,461)		176,761,667
Other Assets Less Liabilities (0.0%)		(64,602)

Net Assets (100%)		$176,697,065

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2019, were as follows:

Security Description	Shares at December 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
1290 VT DoubleLine Opportunistic Bond Portfolio	1,428,948	13,357,499	448,791	—	—	670,934	14,477,224	448,791	—
1290 VT High Yield Bond Portfolio	1,904,280	18,423,254	1,040,180	(2,591,206)	(122,919)	1,518,003	18,267,312	936,551	—
EQ/Core Bond Index Portfolio	8,224,142	83,643,559	6,046,450	(10,285,671)	32,596	3,459,416	82,896,350	1,769,257	—
EQ/PIMCO Global Real Return Portfolio	880,995	9,349,432	430,555	(1,471,205)	35,996	403,468	8,748,246	322,330	4,594
EQ/Quality Bond PLUS Portfolio	4,674,011	40,930,930	1,146,183	(3,164,822)	50,173	1,562,466	40,524,930	731,662	—

Total		165,704,674	9,112,159	(17,512,904)	(4,154)	7,614,287	164,914,062	4,208,591	4,594

See Notes to Financial Statements.

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$11,847,605	$164,914,062	$—	$176,761,667

Total Assets	$11,847,605	$164,914,062	$—	$176,761,667

Total Liabilities	$—	$—	$—	$—

Total	$11,847,605	$164,914,062	$—	$176,761,667

The Portfolio held no derivatives contracts during the year ended December 31, 2019.

Investment security transactions for the year ended December 31, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$9,654,702
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$18,754,108

As of December 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,392,362
Aggregate gross unrealized depreciation	(1,829,895)

Net unrealized appreciation	$562,467

Federal income tax cost of investments in securities and derivative instruments, if applicable	$176,199,200

See Notes to Financial Statements.

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $163,740,843)	$164,914,062
Unaffiliated Issuers (Cost $12,539,618)	11,847,605
Cash	86,121
Receivable for Portfolio shares sold	39,988
Receivable for securities sold	15,156
Other assets	731

Total assets	176,903,663

LIABILITIES
Payable for Portfolio shares redeemed	47,188
Distribution fees payable – Class A	24,436
Administrative fees payable	18,433
Investment management fees payable	13,329
Distribution fees payable – Class B	10,177
Trustees’ fees payable	510
Accrued expenses	92,525

Total liabilities	206,598

NET ASSETS	$176,697,065

Net assets were comprised of:
Paid in capital	$177,328,599
Total distributable earnings (loss)	(631,534)

Net assets	$176,697,065

Class A
Net asset value, offering and redemption price per share, $115,255,116 / 29,706,632 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.88

Class B
Net asset value, offering and redemption price per share, $48,005,551 / 12,414,915 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.87

Class K
Net asset value, offering and redemption price per share, $13,436,398 / 3,452,540 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.89

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2019

INVESTMENT INCOME
Dividends ($4,208,591 of dividend income received from affiliates)	$4,626,884
Interest	1,126

Total income	4,628,010

EXPENSES
Distribution fees – Class A	291,383
Investment management fees	267,241
Administrative fees	219,454
Distribution fees – Class B	118,860
Custodian fees	67,700
Professional fees	47,860
Printing and mailing expenses	36,514
Trustees’ fees	5,736
Miscellaneous	2,323

Gross expenses	1,057,071
Less: Waiver from investment manager	(120,832)

Net expenses	936,239

NET INVESTMENT INCOME (LOSS)	3,691,771

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($(4,154) of realized gain (loss) from affiliates)	(30,125)
Net distributions of realized gain received from underlying funds ($4,594 received from affiliates)	23,824

Net realized gain (loss)	(6,301)

Net change in unrealized appreciation (depreciation) on investments in securities ($7,614,287 of change in unrealized appreciation (depreciation) from affiliates)	8,236,032

NET REALIZED AND UNREALIZED GAIN (LOSS)	8,229,731

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,921,502

See Notes to Financial Statements.

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2019	2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,691,771	$4,036,068
Net realized gain (loss)	(6,301)	(166,194)
Net change in unrealized appreciation (depreciation)	8,236,032	(4,859,939)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,921,502	(990,065)

Distributions to shareholders:
Class A	(2,380,853)	(2,641,107)
Class B	(995,802)	(1,068,824)
Class K	(310,229)	(367,542)

Total distributions to shareholders	(3,686,884)	(4,077,473)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 896,396 and 1,334,090 shares, respectively ]	3,460,795	5,035,310
Capital shares issued in reinvestment of dividends [ 614,705 and 715,181 shares, respectively ]	2,380,853	2,641,107
Capital shares repurchased [ (3,135,892) and (3,882,290) shares, respectively ]	(12,099,624)	(14,624,115)

Total Class A transactions	(6,257,976)	(6,947,698)

Class B
Capital shares sold [ 1,077,158 and 1,280,730 shares, respectively ]	4,149,222	4,805,811
Capital shares issued in reinvestment of dividends [ 257,968 and 290,379 shares, respectively ]	995,802	1,068,824
Capital shares repurchased [ (1,590,320) and (1,932,338) shares, respectively ]	(6,106,286)	(7,252,660)

Total Class B transactions	(961,262)	(1,378,025)

Class K
Capital shares sold [ 282,960 and 601,621 shares, respectively ]	1,100,197	2,279,736
Capital shares issued in reinvestment of dividends [ 79,857 and 99,239 shares, respectively ]	310,229	367,542
Capital shares repurchased [ (851,507) and (1,058,615) shares, respectively ]	(3,290,590)	(4,003,146)

Total Class K transactions	(1,880,164)	(1,355,868)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(9,099,402)	(9,681,591)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(864,784)	(14,749,129)
NET ASSETS:
Beginning of year	177,561,849	192,310,978

End of year	$176,697,065	$177,561,849

See Notes to Financial Statements.

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2019		2018		2017		2016		2015
Net asset value, beginning of year	$3.71		$3.81		$3.79		$3.76		$3.84

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.08		0.06		0.07		0.06
Net realized and unrealized gain (loss)	0.17		(0.09)		0.02		0.04		(0.08)

Total from investment operations	0.25		(0.01)		0.08		0.11		(0.02)

Less distributions:
Dividends from net investment income	(0.08)		(0.09)		(0.06)		(0.07)		(0.06)
Return of capital	—		—		—		(0.01)		—

Total dividends and distributions	(0.08)		(0.09)		(0.06)		(0.08)		(0.06)

Net asset value, end of year	$3.88		$3.71		$3.81		$3.79		$3.76

Total return	6.79%		(0.36)%		2.17%		2.89%		(0.48)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$115,255		$116,112		$126,383		$141,039		$152,206
Ratio of expenses to average net assets:
After waivers (f)	0.55	%(j)	0.54	%(j)	0.54	%(j)	0.54	%(j)	0.58	%(j)
Before waivers (f)	0.61%		0.62%		0.61%		0.62%		0.62%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	2.04%		2.16%		1.55%		1.76%		1.43%
Before waivers (f)(x)	1.98%		2.09%		1.48%		1.68%		1.39%
Portfolio turnover rate^	5%		5%		7%		6%		21%

	Year Ended December 31,
Class B	2019		2018		2017		2016		2015
Net asset value, beginning of year	$3.69		$3.80		$3.78		$3.75		$3.83

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.08		0.06		0.07		0.06
Net realized and unrealized gain (loss)	0.18		(0.10)		0.02		0.04		(0.08)

Total from investment operations	0.26		(0.02)		0.08		0.11		(0.02)

Less distributions:
Dividends from net investment income	(0.08)		(0.09)		(0.06)		(0.07)		(0.06)
Return of capital	—		—		—		(0.01)		—

Total dividends and distributions	(0.08)		(0.09)		(0.06)		(0.08)		(0.06)

Net asset value, end of year	$3.87		$3.69		$3.80		$3.78		$3.75

Total return	7.10%		(0.63)%		2.18%		2.89%		(0.49)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$48,006		$46,800		$49,500		$50,504		$51,286
Ratio of expenses to average net assets:
After waivers (f)	0.55	%(j)	0.54	%(j)	0.54	%(j)	0.54	%(j)	0.58	%(j)
Before waivers (f)	0.61%		0.62%		0.61%		0.62%		0.62%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	2.10%		2.19%		1.58%		1.82%		1.47%
Before waivers (f)(x)	2.03%		2.12%		1.50%		1.75%		1.42%
Portfolio turnover rate^	5%		5%		7%		6%		21%

See Notes to Financial Statements.

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2019		2018		2017		2016		2015
Net asset value, beginning of year	$3.72		$3.82		$3.80		$3.77		$3.85

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.09		0.07		0.08		0.06
Net realized and unrealized gain (loss)	0.17		(0.09)		0.02		0.04		(0.07)

Total from investment operations	0.26		—	#	0.09		0.12		(0.01)

Less distributions:
Dividends from net investment income	(0.09)		(0.10)		(0.07)		(0.08)		(0.07)
Return of capital	—		—		—		(0.01)		—

Total dividends and distributions	(0.09)		(0.10)		(0.07)		(0.09)		(0.07)

Net asset value, end of year	$3.89		$3.72		$3.82		$3.80		$3.77

Total return	7.04%		(0.12)%		2.42%		3.15%		(0.23)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$13,436		$14,649		$16,428		$16,024		$15,595
Ratio of expenses to average net assets:
After waivers (f)	0.30	%(j)	0.29	%(j)	0.29	%(j)	0.29	%(j)	0.33	%(j)
Before waivers (f)	0.36%		0.37%		0.36%		0.37%		0.37%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	2.22%		2.36%		1.83%		2.07%		1.65%
Before waivers (f)(x)	2.16%		2.29%		1.76%		1.99%		1.61%
Portfolio turnover rate^	5%		5%		7%		6%		21%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

CHARTERSM SMALL CAP GROWTH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/19

	1 Year	5 Years	10 Years
Portfolio – Class A Shares*	33.65%	10.27%	10.94%
Portfolio – Class B Shares	33.03	10.06	10.78
Russell 2000® Growth Index	28.48	9.34	13.01

* Class A shares were not subject to 12b-1 fees prior to January 1, 2012. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

On April 21, 2014, the Multimanager Small Cap Growth Portfolio was converted into the CharterSM Small Cap Growth Portfolio. Prior to April 21, 2014, the Portfolio invested directly in securities, rather than pursuing a “Fund of Funds” strategy.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 33.03% for the year ended December 31, 2019. This compares to the Portfolio’s benchmark, the Russell 2000® Growth Index, which returned 28.48% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Both underlying portfolios contributed positively to performance and outperformed the benchmark.

•	Stock selection in the information technology sector was the largest contributor to relative performance, and a large overweight to the sector was positive as well.

•	Within the information technology sector, notable contributions came from overweight positions in Coupa Software, Inc., Smartsheet, Inc., Avalara, Inc., and MongoDB, Inc.

•	Exposure to the health care sector also aided relative returns, led by precision oncology testing and development services provider Guardant Health, Inc.

•	Within the consumer discretionary sector stock selection also had a positive impact, led by car sales platform Carvana Co.

What hurt performance during the year:

•	Stock selection in industrials was the largest detractor. Upwork, Inc. was the main laggard within the sector.

•

Individual holdings in the underlying portfolios which detracted from relative performance included Covetrus, Inc. in health care, PagerDuty, Inc. in information technology, and Overstock.com, Inc. and Farfetch Ltd. in consumer discretionary.

CHARTERSM SMALL CAP GROWTH PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2019
Equity	100.0%

Top Holdings (as a percentage of Total Investments in Securities) As of December 31, 2019
EQ/Morgan Stanley Small Cap Growth Portfolio	70.6%
1290 VT Micro Cap Portfolio	29.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period* 7/1/19 - 12/31/19
Class A
Actual	$1,000.00	$1,035.10	$2.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,025.21	2.81
Class B
Actual	1,000.00	1,033.20	2.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.43	2.81

* Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.55% and 0.55%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2019

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (100.0%)
1290 VT Micro Cap Portfolio‡	3,122,595	$32,837,909
EQ/Morgan Stanley Small Cap Growth Portfolio‡	7,482,787	78,870,563

Total Investments in Securities (100.0%) (Cost $94,710,005)		111,708,472
Other Assets Less Liabilities (0.0%)		(49,431)

Net Assets (100%)		$111,659,041

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2019, were as follows:

Security Description	Shares at December 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Micro Cap Portfolio	3,122,595	25,123,641	5,888,463	(2,430,780)	16,401	4,240,184	32,837,909	114,579	3,026,844
EQ/Morgan Stanley Small Cap Growth Portfolio (a)	7,482,787	62,645,981	11,840,509	(8,108,420)	(36,988)	12,529,481	78,870,563	143,939	8,936,185

Total		87,769,622	17,728,972	(10,539,200)	(20,587)	16,769,665	111,708,472	258,518	11,963,029

(a)	Formerly known as AXA/Morgan Stanley Small Cap Growth Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$111,708,472	$—	$111,708,472

Total Assets	$—	$111,708,472	$—	$111,708,472

Total Liabilities	$—	$—	$—	$—

Total	$—	$111,708,472	$—	$111,708,472

See Notes to Financial Statements.

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CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

The Portfolio held no derivatives contracts during the year ended December 31, 2019.

Investment security transactions for the year ended December 31, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$17,728,972
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$10,539,200

As of December 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,996,304
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$16,996,304

Federal income tax cost of investments in securities and derivative instruments, if applicable	$94,712,168

See Notes to Financial Statements.

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CHARTERSM SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $94,710,005)	$111,708,472
Receivable for securities sold	95,514
Receivable for Portfolio shares sold	24,972
Other assets	456

Total assets	111,829,414

LIABILITIES
Overdraft payable	8,119
Payable for Portfolio shares redeemed	63,594
Distribution fees payable – Class B	23,452
Administrative fees payable	11,533
Investment management fees payable	5,683
Trustees’ fees payable	181
Accrued expenses	57,811

Total liabilities	170,373

NET ASSETS	$111,659,041

Net assets were comprised of:
Paid in capital	$85,011,713
Total distributable earnings (loss)	26,647,328

Net assets	$111,659,041

Class A
Net asset value, offering and redemption price per share, $104 / 7 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.49	†

Class B
Net asset value, offering and redemption price per share, $111,658,937 / 7,892,113 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.15

†	Net asset value amounts may not recalculate due to rounding of net assets and/or shares outstanding.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2019

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$258,518
Interest	970

Total income	259,488

EXPENSES
Distribution fees – Class B	264,954
Investment management fees	158,973
Administrative fees	130,539
Professional fees	43,501
Custodian fees	38,600
Printing and mailing expenses	29,321
Trustees’ fees	3,387
Miscellaneous	1,964

Gross expenses	671,239
Less: Waiver from investment manager	(87,494)

Net expenses	583,745

NET INVESTMENT INCOME (LOSS)	(324,257)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($(20,587) of realized gain (loss) from affiliates)	233,307
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	11,963,029

Net realized gain (loss)	12,196,336

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	16,769,665

NET REALIZED AND UNREALIZED GAIN (LOSS)	28,966,001

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,641,744

See Notes to Financial Statements.

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CHARTERSM SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2019	2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(324,257)	$(475,381)
Net realized gain (loss)	12,196,336	16,121,824
Net change in unrealized appreciation (depreciation)	16,769,665	(20,352,136)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	28,641,744	(4,705,693)

Distributions to shareholders:
Class A	(12)	(10)
Class B	(12,666,470)	(11,384,438)

Total distributions to shareholders	(12,666,482)	(11,384,448)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares issued in reinvestment of dividends and distributions [ 0# and 1 shares, respectively ]	12	10

Total Class A transactions	12	10

Class B
Capital shares sold [ 769,393 and 761,898 shares, respectively ]	11,000,470	11,967,094
Capital shares issued in reinvestment of dividends and distributions [ 927,752 and 819,177 shares, respectively ]	12,666,470	11,384,438
Capital shares repurchased [ (1,100,832) and (1,096,722) shares, respectively ]	(15,748,183)	(16,520,576)

Total Class B transactions	7,918,757	6,830,956

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	7,918,769	6,830,966

TOTAL INCREASE (DECREASE) IN NET ASSETS	23,894,031	(9,259,175)
NET ASSETS:
Beginning of year	87,765,010	97,024,185

End of year	$111,659,041	$87,765,010

# Number of shares is less than 0.5.

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2019		2018		2017		2016		2015
Net asset value, beginning of year	$12.23		$14.39		$12.12		$11.28		$12.04

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.01		(0.06)		(0.02)		(0.03)
Net realized and unrealized gain (loss)	4.06		(0.48)		3.01		1.07		(0.70)

Total from investment operations	4.02		(0.47)		2.95		1.05		(0.73)

Less distributions:
Dividends from net investment income	(0.25)		(0.53)		(0.35)		—		(0.03)
Distributions from net realized gains	(1.51)		(1.16)		(0.33)		(0.21)		—

Total dividends and distributions	(1.76)		(1.69)		(0.68)		(0.21)		(0.03)

Net asset value, end of year	$14.49		$12.23		$14.39		$12.12		$11.28

Total return	33.65	%(ff)	(4.57)%		24.42	%(ee)	9.34	%(cc)	(6.05	)%(aa)

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$—	#	$—	#	$—	#	$343		$322
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.55	%(j)	0.55	%(j)	0.55	%(j)	0.48	%(j)	0.46	%(j)
Before waivers and reimbursements (f)	0.63%		0.64%		0.63%		0.64%		0.67%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	(0.31)%		(0.46)%		(0.46)%		(0.14	)%(dd)	(0.23	)%(bb)
Before waivers and reimbursements (f)(x)	(0.39)%		(0.55)%		(0.54)%		(0.30	)%(dd)	(0.44	)%(bb)
Portfolio turnover rate^	10%		10%		12%		3%		9%

	Year Ended December 31,
Class B	2019		2018		2017		2016		2015
Net asset value, beginning of year	$12.03		$14.24		$12.01		$11.18		$11.93

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		(0.07)		(0.06)		(0.01)		(0.03)
Net realized and unrealized gain (loss)	3.92		(0.45)		2.97		1.05		(0.69)

Total from investment operations	3.88		(0.52)		2.91		1.04		(0.72)

Less distributions:
Dividends from net investment income	(0.25)		(0.53)		(0.35)		—		(0.03)
Distributions from net realized gains	(1.51)		(1.16)		(0.33)		(0.21)		—

Total dividends and distributions	(1.76)		(1.69)		(0.68)		(0.21)		(0.03)

Net asset value, end of year	$14.15		$12.03		$14.24		$12.01		$11.18

Total return	33.03	%(ff)	(4.98)%		24.31	%(ee)	9.34	%(cc)	(6.02	)%(aa)

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$111,659		$87,765		$97,024		$83,647		$84,337
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.55	%(j)	0.55	%(j)	0.55	%(j)	0.48	%(j)	0.46	%(j)
Before waivers and reimbursements (f)	0.63%		0.64%		0.63%		0.64%		0.67%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	(0.31)%		(0.46)%		(0.48)%		(0.13	)%(dd)	(0.23	)%(bb)
Before waivers and reimbursements (f)(x)	(0.39)%		(0.55)%		(0.56)%		(0.30	)%(dd)	(0.44	)%(bb)
Portfolio turnover rate^	10%		10%		12%		3%		9%

See Notes to Financial Statements.

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CHARTERSM SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Amount is less than $500.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.45% for Class A and 1.45% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(aa)	Includes income resulting from a litigation payment. Without this income, the total return would have been (6.21)% for Class A and (6.18)% for Class B.
(bb)	Includes income resulting from litigation income. Without this income, the ratios would have been (0.46)% after waivers and reimbursements and (0.67)% before waivers and reimbursements.
(cc)	Includes income resulting from a litigation payment. Without this income, the total return would have been 9.07% for Class A and 9.06% for Class B.
(dd)

Includes income resulting from litigation income. Without this income, the ratios would have been (0.43)% after waivers and reimbursements for Class A and Class B and (0.60)% before waivers and reimbursements for Class A and (0.59)% before waivers and reimbursements for Class B.

(ee)	Includes a litigation payment. Without this payment, the total return would have been 24.16% for Class A and 24.05% for Class B.
(ff)	Includes income resulting from a litigation payment. Without this income, the total return would have been 33.37% for Class A and 32.75% for Class B.

See Notes to Financial Statements.

CHARTERSM SMALL CAP VALUE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/19

	1 Year	5 Years	10 Years
Portfolio – Class A Shares	24.65%	5.60%	8.99%
Portfolio – Class B Shares	24.63	5.59	8.93
Russell 2000® Value Index	22.39	6.99	10.56

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 24.63% for the year ended December 31, 2019. This compares to the Portfolio’s benchmark, the Russell 2000® Value Index, which returned 22.39% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Both underlying portfolios contributed positively to performance and outperformed the benchmark.

•

Energy sector stock selection contributed most to relative results. With the sector, Texas Pacific Land Trust (TPL) was the largest individual contributor to relative returns. TPL continues to experience organic growth from high margin royalty and land easements revenues from companies operating on its acreage, and it has been scaling operations at its water services business.

•	Communication stock selection also contributed to relative returns.

What hurt performance during the year:

•	A large overweight in the energy sector was the leading detractor from relative performance.

•	An underweight in the information technology sector and an overweight in the communications sector also detracted.

•

Civeo Corp. shares fell as commodities prices remained subdued. While long-term contracted revenues remain stable, this situation impacted Civeo’s ability to obtain new long-term business, as operators are capital constrained.

CHARTERSM SMALL CAP VALUE PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2019
Equity	100.0%

Top Holdings (as a percentage of Total Investments in Securities) As of December 31, 2019
1290 VT Small Cap Value Portfolio	65.9%
1290 VT GAMCO Small Company Value Portfolio	34.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period* 7/1/19 - 12/31/19
Class A
Actual	$1,000.00	$1,049.40	$2.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.29	2.95
Class B
Actual	1,000.00	1,049.30	2.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.29	2.95

* Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.58% and 0.58%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2019

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (100.1%)
1290 VT GAMCO Small Company Value Portfolio‡	920,821	$55,038,194
1290 VT Small Cap Value Portfolio‡	10,033,898	106,383,357

Total Investments in Securities (100.1%) (Cost $128,359,450)		161,421,551
Other Assets Less Liabilities (-0.1%)		(96,861)

Net Assets (100%)		$161,324,690

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2019, were as follows:

Security Description	Shares at December 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($) (a)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT GAMCO Small Company Value Portfolio	920,821	48,965,498	2,471,730	(5,740,645)	(34,865)	9,376,476	55,038,194	441,570	1,387,914
1290 VT Small Cap Value Portfolio	10,033,898	92,997,464	6,273,086	(11,395,609)	1,239,922	17,268,494	106,383,357	677,024	4,321,155

Total		141,962,962	8,744,816	(17,136,254)	1,205,057	26,644,970	161,421,551	1,118,594	5,709,069

(a)	Purchases at Cost were adjusted to account for return of capital distributions from fund of funds investments, if applicable.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$161,421,551	$—	$161,421,551

Total Assets	$—	$161,421,551	$—	$161,421,551

Total Liabilities	$—	$—	$—	$—

Total	$—	$161,421,551	$—	$161,421,551

See Notes to Financial Statements.

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CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

The Portfolio held no derivatives contracts during the year ended December 31, 2019.

Investment security transactions for the year ended December 31, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$9,125,158
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$17,136,254

As of December 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,626,243
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$33,626,243

Federal income tax cost of investments in securities and derivative instruments, if applicable	$127,795,308

See Notes to Financial Statements.

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CHARTERSM SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $128,359,450)	$161,421,551
Cash	205,045
Receivable for Portfolio shares sold	5,046
Other assets	676

Total assets	161,632,318

LIABILITIES
Payable for securities purchased	118,852
Payable for Portfolio shares redeemed	48,035
Distribution fees payable – Class B	30,729
Investment management fees payable	16,901
Administrative fees payable	16,415
Trustees’ fees payable	3,747
Distribution fees payable – Class A	2,650
Accrued expenses	70,299

Total liabilities	307,628

NET ASSETS	$161,324,690

Net assets were comprised of:
Paid in capital	$122,458,105
Total distributable earnings (loss)	38,866,585

Net assets	$161,324,690

Class A
Net asset value, offering and redemption price per share, $12,806,388 / 707,187 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.11

Class B
Net asset value, offering and redemption price per share, $148,518,302 / 8,195,546 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.12

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2019

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,118,594
Interest	931

Total income	1,119,525

EXPENSES
Distribution fees – Class B	360,142
Investment management fees	234,591
Administrative fees	192,669
Professional fees	44,065
Custodian fees	35,001
Printing and mailing expenses	34,326
Distribution fees – Class A	30,841
Trustees’ fees	5,026
Miscellaneous	2,669

Gross expenses	939,330
Less: Waiver from investment manager	(36,293)

Net expenses	903,037

NET INVESTMENT INCOME (LOSS)	216,488

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($1,205,057 of realized gain (loss) from affiliates)	1,215,205
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	5,709,069

Net realized gain (loss)	6,924,274

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	26,644,970

NET REALIZED AND UNREALIZED GAIN (LOSS)	33,569,244

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,785,732

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2019	2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$216,488	$67,975
Net realized gain (loss)	6,924,274	9,131,494
Net change in unrealized appreciation (depreciation)	26,644,970	(29,628,498)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	33,785,732	(20,429,029)

Distributions to shareholders:
Class A	(493,809)	(343,406)
Class B	(5,706,182)	(4,186,259)

Total distributions to shareholders	(6,199,991)	(4,529,665)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 25,780 and 14,670 shares, respectively ]	446,229	268,479
Capital shares issued in reinvestment of dividends and distributions [ 28,180 and 23,337 shares, respectively ]	493,809	343,406
Capital shares repurchased [ (60,757) and (112,638) shares, respectively ]	(1,060,149)	(2,199,433)

Total Class A transactions	(120,111)	(1,587,548)

Class B
Capital shares sold [ 389,856 and 676,217 shares, respectively ]	6,767,821	12,380,513
Capital shares issued in reinvestment of dividends and distributions [ 325,384 and 284,284 shares, respectively ]	5,706,182	4,186,259
Capital shares repurchased [ (1,184,722) and (1,086,826) shares, respectively ]	(20,527,252)	(20,284,846)

Total Class B transactions	(8,053,249)	(3,718,074)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,173,360)	(5,305,622)

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,412,381	(30,264,316)
NET ASSETS:
Beginning of year	141,912,309	172,176,625

End of year	$161,324,690	$141,912,309

See Notes to Financial Statements.

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CHARTERSM SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2019		2018		2017		2016		2015
Net asset value, beginning of year	$15.12		$17.96		$16.37		$13.23		$15.32

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.03		—	#	0.02		0.04		—	#
Net realized and unrealized gain (loss)	3.66		(2.35)		1.83		3.30		(2.01)

Total from investment operations	3.69		(2.35)		1.85		3.34		(2.01)

Less distributions:
Dividends from net investment income	(0.02)		(0.16)		(0.26)		(0.20)		(0.08)
Distributions from net realized gains	(0.68)		(0.33)		—		—		—

Total dividends and distributions	(0.70)		(0.49)		(0.26)		(0.20)		(0.08)

Net asset value, end of year	$18.11		$15.12		$17.96		$16.37		$13.23

Total return	24.65%		(12.97)%		11.28%		25.22%		(13.14)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$12,806		$10,796		$14,165		$13,940		$11,735
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.58	%(j)	0.58	%(j)	0.59	%(j)	0.53	%(j)	0.47	%(j)
Before waivers and reimbursements (f)	0.60%		0.60%		0.60%		0.61%		0.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	0.14%		—	%‡‡	0.12%		0.27%		0.03%
Before waivers and reimbursements (f)(x)	0.12%		(0.02)%		0.11%		0.19%		(0.13)%
Portfolio turnover rate^	6%		12%		15%		11%		29%

	Year Ended December 31,
Class B	2019		2018		2017		2016		2015
Net asset value, beginning of year	$15.13		$17.97		$16.38		$13.24		$15.33

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.02		0.01		0.02		0.04		0.01
Net realized and unrealized gain (loss)	3.67		(2.36)		1.83		3.30		(2.02)

Total from investment operations	3.69		(2.35)		1.85		3.34		(2.01)

Less distributions:
Dividends from net investment income	(0.02)		(0.16)		(0.26)		(0.20)		(0.08)
Distributions from net realized gains	(0.68)		(0.33)		—		—		—

Total dividends and distributions	(0.70)		(0.49)		(0.26)		(0.20)		(0.08)

Net asset value, end of year	$18.12		$15.13		$17.97		$16.38		$13.24

Total return	24.63%		(12.96)%		11.27%		25.20%		(13.13)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$148,518		$131,116		$158,012		$162,430		$145,069
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.58	%(j)	0.58	%(j)	0.59	%(j)	0.53	%(j)	0.47	%(j)
Before waivers and reimbursements (f)	0.60%		0.60%		0.60%		0.60%		0.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	0.14%		0.04%		0.10%		0.28%		0.05%
Before waivers and reimbursements (f)(x)	0.11%		0.02%		0.09%		0.20%		(0.10)%
Portfolio turnover rate^	6%		12%		15%		11%		29%
‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.45% for Class A and 1.45% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2015 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/19

	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class B Shares	15.04%	4.90%	5.93%
Portfolio – Class K Shares*	15.32	5.14	6.67
S&P Target Date 2015 Index	15.40	5.67	6.92

* Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 15.04% for the year ended December 31, 2019. This compares to the Portfolio’s benchmark, the S&P Target Date 2015 Index, which returned 15.40% over the same period.

Portfolio Highlights

The Portfolio holds allocations in a mixture of portfolios invested in a mixture of U.S. stocks, international stocks and intermediate-term bonds. Despite fluctuating trade tensions, concerns over the durability of global economic growth and a year that ended with heightened political tension in the Middle East, the bulk of the Portfolio’s holdings produced attractive gains.

The Portfolio’s return is driven by its relative allocation to the asset class performance detailed below.

Details by sector:

The Portfolio’s return was primarily attributable to its holdings in large U.S. companies, especially those with outsized earnings growth. The U.S. stock market continued its historic bull market, driven in part by continued strength in large growth indexes as easing monetary policy supported strong price/earnings ratio expansion and the late-year thaw of U.S.-China trade tensions encouraged risk taking in equities. Growth continued its dominance over value, largely because of the strength of information technology stocks in the growth indexes, and late-year weakness in energy in the value counterparts.

U.S. small- and mid-sized companies also contributed attractive returns. These companies rallied significantly, although they lagged behind their larger counterparts.

In the international stock markets, the Portfolio’s equity holdings enjoyed robust gains for the year, with developed markets outperforming emerging markets. The boost in prices came largely at the end of the year, after slowing manufacturing activity and declining business investment, evidence of the impact of trade tensions on economic growth, had actually caused a sharp sell-off in August 2019. These macroeconomic and geopolitical issues mostly abated during the fourth quarter, providing a favorable backdrop for a substantial end-of-year rally.

The Portfolio’s holdings in intermediate-term government and corporate bonds also provided positive returns, as the Federal Reserve first placed interest-rate increases on the back burner early in the year and then eventually reduced rates to reassure markets that had become nervous over the economic implications of global political events. Its actions contributed to falling interest rates, while Middle East tensions spurred a flight to quality, boosting this sector’s returns. Its allocation to high-yield bonds further contributed to the Portfolio’s gains, as these securities generally profited from the same positive trends as equities.

TARGET 2015 ALLOCATION PORTFOLIO (Unaudited)

In the alternative markets, categories and strategies that provided positive returns included precious metals and real estate. A global long/short strategy, as well as a global macro strategy, lagged the broader markets.

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2019
Fixed Income	55.7%
Equity	44.3

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2019
EQ/Core Bond Index Portfolio	21.8%
EQ/Equity 500 Index Portfolio	18.8
EQ/Quality Bond PLUS Portfolio	10.5
EQ/Global Bond PLUS Portfolio	8.2
EQ/International Equity Index Portfolio	8.2
1290 VT High Yield Bond Portfolio	8.1
EQ/PIMCO Ultra Short Bond Portfolio	7.1
EQ/Emerging Markets Equity PLUS Portfolio	3.5
EQ/Small Company Index Portfolio	3.2
EQ/MFS International Growth Portfolio	2.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period* 7/1/19 - 12/31/19
Class B
Actual	$1,000.00	$1,047.30	$2.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.39	2.84
Class K
Actual	1,000.00	1,048.60	1.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.65	1.57

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.56% and 0.31%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2019

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (44.4%)
EQ/BlackRock Basic Value Equity Portfolio‡	51,524	$1,208,512
EQ/Emerging Markets Equity PLUS Portfolio‡	166,945	1,672,498
EQ/Equity 500 Index Portfolio‡	175,254	8,938,305
EQ/International Equity Index Portfolio‡	392,472	3,869,843
EQ/MFS International Growth Portfolio‡	149,846	1,232,854
EQ/Small Company Index Portfolio‡	137,146	1,503,515
Multimanager Aggressive Equity Portfolio‡	10,615	705,929
Multimanager Mid Cap Growth Portfolio*‡	81,726	879,565
Multimanager Mid Cap Value Portfolio‡	64,946	994,841

Total Equity		21,005,862

Fixed Income (55.9%)
1290 VT High Yield Bond Portfolio‡	403,013	3,866,007
EQ/Core Bond Index Portfolio‡	1,026,338	10,345,113

EQ/Global Bond PLUS Portfolio‡	418,812	3,907,882
EQ/PIMCO Ultra Short Bond Portfolio‡	340,180	3,349,390
EQ/Quality Bond PLUS Portfolio‡	571,929	4,958,776

Total Fixed Income		26,427,168

Total Investments in Securities (100.3%) (Cost $39,015,500)		47,433,030
Other Assets Less Liabilities (-0.3%)		(120,546)

Net Assets (100%)		$47,312,484

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2019, were as follows:

Security Description	Shares at December 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/BlackRock Basic Value Equity Portfolio	51,524	1,072,985	174,744	(208,054)	10,399	158,438	1,208,512	24,711	54,398
EQ/Emerging Markets Equity PLUS Portfolio	166,945	1,471,177	225,162	(270,186)	2,452	243,893	1,672,498	29,078	—
EQ/Equity 500 Index Portfolio	175,254	8,784,839	917,808	(2,952,178)	1,388,102	799,734	8,938,305	150,231	167,907
EQ/International Equity Index Portfolio	392,472	3,887,298	453,742	(1,182,062)	163	710,702	3,869,843	111,725	—
EQ/MFS International Growth Portfolio	149,846	1,075,804	233,374	(310,068)	4,336	229,408	1,232,854	17,189	36,641
EQ/Small Company Index Portfolio	137,146	1,217,199	581,250	(497,555)	12,109	190,512	1,503,515	19,574	92,057
Multimanager Aggressive Equity Portfolio	10,615	566,068	103,055	(86,689)	5,355	118,140	705,929	6,592	56,616
Multimanager Mid Cap Growth Portfolio*	81,726	710,398	116,814	(116,571)	9,061	159,863	879,565	—	63,506
Multimanager Mid Cap Value Portfolio	64,946	759,631	236,668	(111,777)	2,712	107,607	994,841	15,164	70,675
Fixed Income
1290 VT High Yield Bond Portfolio	403,013	3,482,684	748,867	(625,223)	2,181	257,498	3,866,007	197,800	—
EQ/Core Bond Index Portfolio	1,026,338	9,852,853	1,798,114	(1,735,732)	10,019	419,859	10,345,113	219,789	—
EQ/Global Bond PLUS Portfolio	418,812	3,689,262	665,128	(622,355)	(3,407)	179,254	3,907,882	40,892	24,720
EQ/PIMCO Ultra Short Bond Portfolio	340,180	3,105,170	826,941	(590,635)	505	7,409	3,349,390	83,833	—
EQ/Quality Bond PLUS Portfolio	571,929	4,714,211	838,506	(786,058)	852	191,265	4,958,776	89,232	—

Total		44,389,579	7,920,173	(10,095,143)	1,444,839	3,773,582	47,433,030	1,005,810	566,520

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$47,433,030	$—	$47,433,030

Total Assets	$—	$47,433,030	$—	$47,433,030

Total Liabilities	$—	$—	$—	$—

Total	$—	$47,433,030	$—	$47,433,030

The Portfolio held no derivatives contracts during the year ended December 31, 2019.

Investment security transactions for the year ended December 31, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$7,920,173
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$10,095,143

As of December 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,088,760
Aggregate gross unrealized depreciation	(697,691)

Net unrealized appreciation	$8,391,069

Federal income tax cost of investments in securities and derivative instruments, if applicable	$39,041,961

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $39,015,500)	$47,433,030
Cash	8,218
Receivable for securities sold	22,118
Receivable for Portfolio shares sold	12,016
Receivable from investment manager	2,695
Other assets	194

Total assets	47,478,271

LIABILITIES
Payable for Portfolio shares redeemed	97,827
Distribution fees payable – Class B	5,419
Trustees’ fees payable	655
Accrued expenses	61,886

Total liabilities	165,787

NET ASSETS	$47,312,484

Net assets were comprised of:
Paid in capital	$38,036,566
Total distributable earnings (loss)	9,275,918

Net assets	$47,312,484

Class B
Net asset value, offering and redemption price per share, $25,780,389 / 2,964,965 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.70

Class K
Net asset value, offering and redemption price per share, $21,532,095 / 2,478,317 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.69

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2019

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,005,810
Interest	586

Total income	1,006,396

EXPENSES
Custodian fees	94,000
Distribution fees – Class B	59,842
Administrative fees	57,966
Investment management fees	47,061
Professional fees	39,886
Printing and mailing expenses	22,897
Trustees’ fees	1,514
Miscellaneous	661

Gross expenses	323,827
Less: Waiver from investment manager	(105,027)
Reimbursement from investment manager	(13,428)

Net expenses	205,372

NET INVESTMENT INCOME (LOSS)	801,024

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	1,444,839
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	566,520

Net realized gain (loss)	2,011,359

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	3,773,582

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,784,941

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,585,965

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2019	2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$801,024	$811,621
Net realized gain (loss)	2,011,359	3,684,429
Net change in unrealized appreciation (depreciation)	3,773,582	(6,477,145)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,585,965	(1,981,095)

Distributions to shareholders:
Class B	(1,494,636)	(2,105,525)
Class K	(1,355,044)	(2,227,616)

Total distributions to shareholders	(2,849,680)	(4,333,141)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 550,314 and 474,513 shares, respectively ]	4,768,164	4,387,525
Capital shares issued in reinvestment of dividends and distributions [ 171,983 and 257,690 shares, respectively ]	1,494,636	2,105,525
Capital shares repurchased [ (490,907) and (1,065,835) shares, respectively ]	(4,255,821)	(9,840,685)

Total Class B transactions	2,006,979	(3,347,635)

Class K
Capital shares sold [ 0# and 277,226 shares, respectively ]	4	2,574,686
Capital shares issued in reinvestment of dividends and distributions [ 155,947 and 272,897 shares, respectively ]	1,355,044	2,227,616
Capital shares repurchased [ (470,507) and (1,128,213) shares, respectively ]	(4,131,350)	(10,358,064)

Total Class K transactions	(2,776,302)	(5,555,762)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(769,323)	(8,903,397)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,966,962	(15,217,633)
NET ASSETS:
Beginning of year	44,345,522	59,563,155

End of year	$47,312,484	$44,345,522

# Number of shares is less than 0.5.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2019		2018		2017		2016	2015
Net asset value, beginning of year	$8.03		$9.25		$8.65		$8.47	$8.85

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.15		0.13		0.11		0.12	0.10
Net realized and unrealized gain (loss)	1.05		(0.52)		0.86		0.36	(0.27)

Total from investment operations	1.20		(0.39)		0.97		0.48	(0.17)

Less distributions:
Dividends from net investment income	(0.15)		(0.16)		(0.13)		(0.13)	(0.10)
Distributions from net realized gains	(0.38)		(0.67)		(0.24)		(0.17)	(0.11)

Total dividends and distributions	(0.53)		(0.83)		(0.37)		(0.30)	(0.21)

Net asset value, end of year	$8.70		$8.03		$9.25		$8.65	$8.47

Total return	15.04%		(4.24)%		11.20%		5.69%	(1.88)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$25,780		$21,945		$28,385		$27,912	$29,766
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.56	%(j)	0.55	%(j)	0.54	%(j)	0.58%	0.60%
Before waivers and reimbursements (f)	0.81%		0.76%		0.73%		0.71%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.72%		1.45%		1.19%		1.37%	1.08%
Before waivers and reimbursements (f)(x)	1.47%		1.25%		1.00%		1.24%	0.99%
Portfolio turnover rate^	17%		20%		21%		17%	23%

	Year Ended December 31,
Class K	2019		2018		2017		2016	2015
Net asset value, beginning of year	$8.02		$9.25		$8.64		$8.47	$8.85

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.15		0.14		0.13		0.14	0.11
Net realized and unrealized gain (loss)	1.07		(0.52)		0.87		0.35	(0.25)

Total from investment operations	1.22		(0.38)		1.00		0.49	(0.14)

Less distributions:
Dividends from net investment income	(0.17)		(0.18)		(0.15)		(0.15)	(0.13)
Distributions from net realized gains	(0.38)		(0.67)		(0.24)		(0.17)	(0.11)

Total dividends and distributions	(0.55)		(0.85)		(0.39)		(0.32)	(0.24)

Net asset value, end of year	$8.69		$8.02		$9.25		$8.64	$8.47

Total return	15.32%		(4.08)%		11.60%		5.83%	(1.64)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$21,532		$22,401		$31,179		$30,887	$33,759
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.31	%(j)	0.30	%(j)	0.29	%(j)	0.33%	0.35%
Before waivers and reimbursements (f)	0.56%		0.50%		0.48%		0.46%	0.44%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.68%		1.56%		1.47%		1.60%	1.28%
Before waivers and reimbursements (f)(x)	1.43%		1.36%		1.29%		1.47%	1.19%
Portfolio turnover rate^	17%		20%		21%		17%	23%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2025 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/19

	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class B Shares	19.47%	6.37%	7.43%
Portfolio – Class K Shares*	19.64	6.61	8.54
S&P Target Date 2025 Index	18.38	6.73	8.13

* Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 19.47% for the year ended December 31, 2019. This compares to the Portfolio’s benchmark, the S&P Target Date 2025 Index, which returned 18.38% over the same period.

Portfolio Highlights

The Portfolio holds allocations in a mixture of portfolios invested in a mixture of U.S. stocks, international stocks and intermediate-term bonds. Despite fluctuating trade tensions, concerns over the durability of global economic growth and a year that ended with heightened political tension in the Middle East, the bulk of the Portfolio’s holdings produced attractive gains.

The Portfolio’s return is driven by its relative allocation to the asset class performance detailed below.

Details by sector:

The Portfolio’s return was primarily attributable to its holdings in large U.S. companies, especially those with outsized earnings growth. The U.S. stock market continued its historic bull market, driven in part by continued strength in large growth indexes as easing monetary policy supported strong price/earnings ratio expansion and the late-year thaw of U.S.-China trade tensions encouraged risk taking in equities. Growth continued its dominance over value, largely because of the strength of information technology stocks in the growth indexes, and late-year weakness in energy in the value counterparts.

U.S. small- and mid-sized companies also contributed attractive returns. These companies rallied significantly, although they lagged behind their larger counterparts. The gains in these sectors were mainly in information technology and industrial stocks, while energy was a drag on performance for most of the year.

In the international stock markets, the Portfolio’s equity holdings enjoyed robust gains for the year, with developed markets outperforming emerging markets. The boost in prices came largely at the end of the year, after slowing manufacturing activity and declining business investment, evidence of the impact of trade tensions on economic growth, had actually caused a sharp sell-off in August 2019. These macroeconomic and geopolitical issues mostly abated during the fourth quarter, providing a favorable backdrop for a substantial end-of-year rally.

The Portfolio’s holdings in intermediate-term government and corporate bonds also provided positive returns, as the Federal Reserve first placed interest-rate increases on the back burner early in the year and then eventually reduced rates to reassure markets that had become nervous over the economic implications of global political events. Its actions contributed to falling interest rates, while Middle East tensions spurred a flight to quality, boosting this sector’s returns. Its allocation to high-yield bonds further contributed to the Portfolio’s gains, as these securities generally profited from the same positive trends as equities.

TARGET 2025 ALLOCATION PORTFOLIO (Unaudited)

In the alternative markets, categories and strategies that provided positive returns included precious metals and real estate. A global long/short strategy, as well as a global macro strategy, lagged the broader markets.

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2019
Equity	65.4%
Fixed Income	34.6

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2019
EQ/Equity 500 Index Portfolio	29.2%
EQ/Core Bond Index Portfolio	13.1
EQ/International Equity Index Portfolio	11.9
EQ/Small Company Index Portfolio	6.8
EQ/Quality Bond PLUS Portfolio	6.2
1290 VT High Yield Bond Portfolio	5.9
EQ/MFS International Growth Portfolio	5.5
EQ/Global Bond PLUS Portfolio	5.1
EQ/Emerging Markets Equity PLUS Portfolio	5.0
EQ/PIMCO Ultra Short Bond Portfolio	4.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period* 7/1/19 - 12/31/19
Class B
Actual	$1,000.00	$1,062.50	$2.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.32	2.92
Class K
Actual	1,000.00	1,063.10	1.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.58	1.65

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.57% and 0.32%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2019

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (65.6%)
EQ/BlackRock Basic Value Equity Portfolio‡	191,475	$4,491,101
EQ/Emerging Markets Equity PLUS Portfolio‡	871,756	8,733,471
EQ/Equity 500 Index Portfolio‡	1,003,783	51,194,858
EQ/International Equity Index Portfolio‡	2,113,084	20,835,362
EQ/MFS International Growth Portfolio‡	1,177,235	9,685,697
EQ/Small Company Index Portfolio‡	1,095,650	12,011,484
Multimanager Aggressive Equity Portfolio‡	39,531	2,628,882
Multimanager Mid Cap Growth Portfolio*‡	185,998	2,001,772
Multimanager Mid Cap Value Portfolio‡	205,142	3,142,371

Total Equity		114,724,998

Fixed Income (34.6%)
1290 VT High Yield Bond Portfolio‡	1,069,433	10,258,823
EQ/Core Bond Index Portfolio‡	2,268,467	22,865,316
EQ/Global Bond PLUS Portfolio‡	965,841	9,012,140
EQ/PIMCO Ultra Short Bond Portfolio‡	772,026	7,601,323
EQ/Quality Bond PLUS Portfolio‡	1,250,587	10,842,924

Total Fixed Income		60,580,526

Total Investments in Securities (100.2%) (Cost $135,992,415)		175,305,524
Other Assets Less Liabilities (-0.2%)		(347,685)

Net Assets (100%)		$174,957,839

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2019, were as follows:

Security Description	Shares at December 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/BlackRock Basic Value Equity Portfolio	191,475	3,685,268	757,683	(523,778)	374	571,554	4,491,101	91,625	201,720
EQ/Emerging Markets Equity PLUS Portfolio	871,756	7,313,076	1,107,011	(904,593)	2,980	1,214,997	8,733,471	151,553	—
EQ/Equity 500 Index Portfolio	1,003,783	45,349,875	5,920,717	(11,580,833)	2,906,170	8,598,929	51,194,858	858,057	945,777
EQ/International Equity Index Portfolio	2,113,084	17,309,419	2,501,525	(2,244,086)	(334)	3,268,838	20,835,362	598,408	—
EQ/MFS International Growth Portfolio	1,177,235	7,790,393	1,297,254	(1,117,552)	712	1,714,890	9,685,697	134,596	278,154
EQ/Small Company Index Portfolio	1,095,650	9,164,169	3,276,426	(1,938,471)	(11,425)	1,520,785	12,011,484	153,322	720,508
Multimanager Aggressive Equity Portfolio	39,531	2,231,719	456,876	(520,921)	68,140	393,068	2,628,882	24,512	209,687
Multimanager Mid Cap Growth Portfolio*	185,998	1,520,936	316,662	(194,898)	437	358,635	2,001,772	—	144,047
Multimanager Mid Cap Value Portfolio	205,142	1,963,311	1,008,311	(99,896)	1,183	269,462	3,142,371	47,803	222,479
Fixed Income
1290 VT High Yield Bond Portfolio	1,069,433	8,481,025	2,343,637	(1,179,489)	569	613,081	10,258,823	523,152	—
EQ/Core Bond Index Portfolio	2,268,467	19,553,762	4,922,324	(2,452,856)	5,963	836,123	22,865,316	484,213	—
EQ/Global Bond PLUS Portfolio	965,841	7,701,611	1,883,749	(942,550)	409	368,921	9,012,140	94,004	56,828
EQ/PIMCO Ultra Short Bond Portfolio	772,026	6,259,336	2,217,458	(878,464)	109	2,884	7,601,323	189,620	—
EQ/Quality Bond PLUS Portfolio	1,250,587	9,354,089	2,344,110	(1,233,471)	1,281	376,915	10,842,924	194,512	—

Total		147,677,989	30,353,743	(25,811,858)	2,976,568	20,109,082	175,305,524	3,545,377	2,779,200

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$175,305,524	$—	$175,305,524

Total Assets	$—	$175,305,524	$—	$175,305,524

Total Liabilities	$—	$—	$—	$—

Total	$—	$175,305,524	$—	$175,305,524

The Portfolio held no derivatives contracts during the year ended December 31, 2019.

Investment security transactions for the year ended December 31, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$30,353,743
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$25,811,858

As of December 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,070,364
Aggregate gross unrealized depreciation	(901,726)

Net unrealized appreciation	$39,168,638

Federal income tax cost of investments in securities and derivative instruments, if applicable	$136,136,886

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $135,992,415)	$175,305,524
Cash	179,326
Receivable for Portfolio shares sold	82,572
Other assets	675

Total assets	175,568,097

LIABILITIES
Payable for Portfolio shares redeemed	383,668
Payable for securities purchased	103,109
Distribution fees payable – Class B	25,898
Administrative fees payable	18,032
Investment management fees payable	12,484
Trustees’ fees payable	1,324
Accrued expenses	65,743

Total liabilities	610,258

NET ASSETS	$174,957,839

Net assets were comprised of:
Paid in capital	$133,097,949
Total distributable earnings (loss)	41,859,890

Net assets	$174,957,839

Class B
Net asset value, offering and redemption price per share, $123,872,409 / 10,718,981 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.56

Class K
Net asset value, offering and redemption price per share, $51,085,430 / 4,422,627 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.55

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2019

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$3,545,377
Interest	1,935

Total income	3,547,312

EXPENSES
Distribution fees – Class B	279,877
Administrative fees	200,492
Investment management fees	162,785
Custodian fees	97,000
Professional fees	44,332
Printing and mailing expenses	34,893
Trustees’ fees	5,146
Miscellaneous	2,683

Gross expenses	827,208
Less: Waiver from investment manager	(20,657)

Net expenses	806,551

NET INVESTMENT INCOME (LOSS)	2,740,761

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	2,976,568
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	2,779,200

Net realized gain (loss)	5,755,768

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	20,109,082

NET REALIZED AND UNREALIZED GAIN (LOSS)	25,864,850

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,605,611

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2019	2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,740,761	$2,455,292
Net realized gain (loss)	5,755,768	6,356,413
Net change in unrealized appreciation (depreciation)	20,109,082	(18,182,376)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	28,605,611	(9,370,671)

Distributions to shareholders:
Class B	(6,387,461)	(4,087,157)
Class K	(2,804,146)	(2,227,604)

Total distributions to shareholders	(9,191,607)	(6,314,761)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 1,898,251 and 1,631,993 shares, respectively ]	21,365,220	18,478,396
Capital shares issued in reinvestment of dividends and distributions [ 557,361 and 396,460 shares, respectively ]	6,387,461	4,087,157
Capital shares repurchased [ (1,340,866) and (1,556,382) shares, respectively ]	(15,068,981)	(17,679,953)

Total Class B transactions	12,683,700	4,885,600

Class K
Capital shares sold [ 0# and 253,422 shares, respectively ]	11	2,896,616
Capital shares issued in reinvestment of dividends and distributions [ 244,635 and 216,213 shares, respectively ]	2,804,146	2,227,604
Capital shares repurchased [ (683,880) and (1,758,970) shares, respectively ]	(7,674,295)	(20,094,376)

Total Class K transactions	(4,870,138)	(14,970,156)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	7,813,562	(10,084,556)

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,227,566	(25,769,988)
NET ASSETS:
Beginning of year	147,730,273	173,500,261

End of year	$174,957,839	$147,730,273

# Number of shares is less than 0.5.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2019		2018		2017		2016	2015
Net asset value, beginning of year	$10.21		$11.35		$9.97		$9.42	$9.87

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.19		0.16		0.15		0.14	0.12
Net realized and unrealized gain (loss)	1.78		(0.85)		1.39		0.55	(0.32)

Total from investment operations	1.97		(0.69)		1.54		0.69	(0.20)

Less distributions:
Dividends from net investment income	(0.19)		(0.19)		(0.16)		(0.14)	(0.12)
Distributions from net realized gains	(0.43)		(0.26)		—		—	(0.13)

Total dividends and distributions	(0.62)		(0.45)		(0.16)		(0.14)	(0.25)

Net asset value, end of year	$11.56		$10.21		$11.35		$9.97	$9.42

Total return	19.47%		(6.15)%		15.41%		7.34%	(1.98)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$123,872		$98,100		$103,688		$76,579	$69,065
Ratio of expenses to average net assets:
After waivers (f)	0.57	%(j)	0.57	%(j)	0.56	%(j)	0.59%	0.60%
Before waivers (f)	0.59%		0.58%		0.59%		0.61%	0.60%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.66%		1.44%		1.37%		1.48%	1.21%
Before waivers (f)(x)	1.65%		1.42%		1.34%		1.46%	1.20%
Portfolio turnover rate^	16%		17%		14%		16%	22%

	Year Ended December 31,
Class K	2019		2018		2017		2016	2015
Net asset value, beginning of year	$10.21		$11.35		$9.97		$9.41	$9.87

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.19		0.17		0.17		0.15	0.14
Net realized and unrealized gain (loss)	1.80		(0.83)		1.39		0.58	(0.32)

Total from investment operations	1.99		(0.66)		1.56		0.73	(0.18)

Less distributions:
Dividends from net investment income	(0.22)		(0.22)		(0.18)		(0.17)	(0.15)
Distributions from net realized gains	(0.43)		(0.26)		—		—	(0.13)

Total dividends and distributions	(0.65)		(0.48)		(0.18)		(0.17)	(0.28)

Net asset value, end of year	$11.55		$10.21		$11.35		$9.97	$9.41

Total return	19.64%		(5.89)%		15.68%		7.73%	(1.84)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$51,085		$49,630		$69,812		$59,651	$59,886
Ratio of expenses to average net assets:
After waivers (f)	0.32	%(j)	0.32	%(j)	0.31	%(j)	0.34%	0.35%
Before waivers (f)	0.34%		0.33%		0.34%		0.36%	0.35%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.73%		1.46%		1.59%		1.61%	1.43%
Before waivers (f)(x)	1.71%		1.44%		1.56%		1.59%	1.42%
Portfolio turnover rate^	16%		17%		14%		16%	22%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2035 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/19

	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class B Shares	22.28%	7.19%	8.29%
Portfolio – Class K Shares*	22.57	7.46	9.63
S&P Target Date 2035 Index	22.18	7.77	9.13

* Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 22.28% for the year ended December 31, 2019. This compares to the Portfolio’s benchmark, the S&P Target Date 2035 Index, which returned 22.18% over the same period.

Portfolio Highlights

The Portfolio holds allocations in a mixture of portfolios invested in a mixture of U.S. stocks, international stocks and intermediate-term bonds. Despite fluctuating trade tensions, concerns over the durability of global economic growth and a year that ended with heightened political tension in the Middle East, the bulk of the Portfolio’s holdings produced attractive gains.

The Portfolio’s return is driven by its relative allocation to the asset class performance detailed below.

Details by sector:

The Portfolio’s return was primarily attributable to its holdings in large U.S. companies, especially those with outsized earnings growth. The U.S. stock market continued its historic bull market, driven in part by continued strength in large growth indexes as easing monetary policy supported strong price/earnings ratio expansion and the late-year thaw of U.S.-China trade tensions encouraged risk taking in equities. Growth continued its dominance over value, largely because of the strength of information technology stocks in the growth indexes, and late-year weakness in energy in the value counterparts.

Small- and mid-sized companies also contributed attractive returns. These companies rallied significantly, although they lagged behind their larger counterparts.

In the international stock markets, the Portfolio’s equity holdings enjoyed robust gains for the year, with developed markets outperforming emerging markets. The boost in prices came largely at the end of the year, after slowing manufacturing activity and declining business investment, evidence of the impact of trade tensions on economic growth, had actually caused a sharp sell-off in August 2019. These macroeconomic and geopolitical issues mostly abated during the fourth quarter, providing a favorable backdrop for a substantial end-of-year rally.

The Portfolio’s holdings in intermediate-term government and corporate bonds also provided positive returns, as the Federal Reserve first placed interest-rate increases on the back burner early in the year and then eventually reduced rates to reassure markets that had become nervous over the economic implications of global political events. Its actions contributed to falling interest rates, while Middle East tensions spurred a flight to quality, boosting this sector’s returns. Its allocation to high-yield bonds further contributed to the Portfolio’s gains, as these securities generally profited from the same positive trends as equities.

TARGET 2035 ALLOCATION PORTFOLIO (Unaudited)

In the alternative markets, categories and strategies that provided positive returns included precious metals and real estate. A global long/short strategy, as well as a global macro strategy, lagged the broader markets.

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2019
Equity	79.4%
Fixed Income	20.6

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2019
EQ/Equity 500 Index Portfolio	38.7%
EQ/International Equity Index Portfolio	13.4
EQ/Small Company Index Portfolio	8.8
EQ/Core Bond Index Portfolio	7.7
EQ/MFS International Growth Portfolio	7.1
EQ/Emerging Markets Equity PLUS Portfolio	5.4
EQ/Quality Bond PLUS Portfolio	3.8
1290 VT High Yield Bond Portfolio	3.6
EQ/Global Bond PLUS Portfolio	3.0
EQ/BlackRock Basic Value Equity Portfolio	2.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period* 7/1/19 - 12/31/19
Class B
Actual	$1,000.00	$1,073.00	$3.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.21	3.03
Class K
Actual	1,000.00	1,074.60	1.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.47	1.75

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.59% and 0.34%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2019

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (79.5%)
EQ/BlackRock Basic Value Equity Portfolio‡	178,287	$4,181,765
EQ/Emerging Markets Equity PLUS Portfolio‡	873,421	8,750,154
EQ/Equity 500 Index Portfolio‡	1,232,971	62,883,907
EQ/International Equity Index Portfolio‡	2,209,059	21,781,690
EQ/MFS International Growth Portfolio‡	1,397,617	11,498,893
EQ/Small Company Index Portfolio‡	1,303,867	14,294,140
Multimanager Aggressive Equity Portfolio‡	33,052	2,198,053
Multimanager Mid Cap Growth Portfolio*‡	141,387	1,521,656
Multimanager Mid Cap Value Portfolio‡	127,011	1,945,560

Total Equity		129,055,818

Fixed Income (20.6%)
1290 VT High Yield Bond Portfolio‡	614,561	5,895,341
EQ/Core Bond Index Portfolio‡	1,237,805	12,476,626
EQ/Global Bond PLUS Portfolio‡	531,488	4,959,247
EQ/PIMCO Ultra Short Bond Portfolio‡	412,400	4,060,466
EQ/Quality Bond PLUS Portfolio‡	704,560	6,108,720

Total Fixed Income		33,500,400

Total Investments in Securities (100.1%) (Cost $122,767,442)		162,556,218
Other Assets Less Liabilities (-0.1%)		(159,952)

Net Assets (100%)		$162,396,266

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2019, were as follows:

Security Description	Shares at December 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/BlackRock Basic Value Equity Portfolio	178,287	3,072,812	840,817	(216,587)	100	484,623	4,181,765	84,452	185,934
EQ/Emerging Markets Equity PLUS Portfolio	873,421	6,837,704	1,060,490	(304,140)	11	1,156,089	8,750,154	150,801	—
EQ/Equity 500 Index Portfolio	1,232,971	49,784,495	7,388,267	(7,364,615)	279,458	12,796,302	62,883,907	1,047,018	1,145,989
EQ/International Equity Index Portfolio	2,209,059	16,594,873	2,742,078	(764,388)	89	3,209,038	21,781,690	620,225	—
EQ/MFS International Growth Portfolio	1,397,617	8,517,282	1,420,065	(358,287)	9	1,919,824	11,498,893	158,788	318,981
EQ/Small Company Index Portfolio	1,303,867	9,662,743	3,517,223	(467,453)	(226)	1,581,853	14,294,140	179,831	844,919
Multimanager Aggressive Equity Portfolio	33,052	1,473,884	529,698	(128,163)	157	322,477	2,198,053	20,282	173,203
Multimanager Mid Cap Growth Portfolio*	141,387	1,071,266	251,287	(54,147)	17	253,233	1,521,656	—	108,678
Multimanager Mid Cap Value Portfolio	127,011	967,334	872,814	(20,741)	36	126,117	1,945,560	29,514	137,342
Fixed Income
1290 VT High Yield Bond Portfolio	614,561	4,346,459	1,478,207	(238,182)	(53)	308,910	5,895,341	298,425	—
EQ/Core Bond Index Portfolio	1,237,805	10,019,073	2,575,576	(552,715)	453	434,239	12,476,626	262,097	—
EQ/Global Bond PLUS Portfolio	531,488	3,968,452	1,004,852	(206,108)	(14)	192,065	4,959,247	51,339	31,036
EQ/PIMCO Ultra Short Bond Portfolio	412,400	3,174,978	1,077,444	(190,649)	9	(1,316)	4,060,466	100,346	—
EQ/Quality Bond PLUS Portfolio	704,560	4,897,328	1,279,970	(268,510)	291	199,641	6,108,720	108,808	—

Total		124,388,683	26,038,788	(11,134,685)	280,337	22,983,095	162,556,218	3,111,926	2,946,082

See Notes to Financial Statements.

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TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$162,556,218	$—	$162,556,218

Total Assets	$—	$162,556,218	$—	$162,556,218

Total Liabilities	$—	$—	$—	$—

Total	$—	$162,556,218	$—	$162,556,218

The Portfolio held no derivatives contracts during the year ended December 31, 2019.

Investment security transactions for the year ended December 31, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$26,038,788
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$11,134,685

As of December 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,054,407
Aggregate gross unrealized depreciation	(376,720)

Net unrealized appreciation	$39,677,687

Federal income tax cost of investments in securities and derivative instruments, if applicable	$122,878,531

See Notes to Financial Statements.

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TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $122,767,442)	$162,556,218
Cash	153,424
Receivable for Portfolio shares sold	69,615
Other assets	598

Total assets	162,779,855

LIABILITIES
Payable for Portfolio shares redeemed	167,032
Payable for securities purchased	92,310
Distribution fees payable – Class B	27,339
Administrative fees payable	16,627
Investment management fees payable	14,145
Trustees’ fees payable	917
Accrued expenses	65,219

Total liabilities	383,589

NET ASSETS	$162,396,266

Net assets were comprised of:
Paid in capital	$120,361,829
Total distributable earnings (loss)	42,034,437

Net assets	$162,396,266

Class B
Net asset value, offering and redemption price per share, $131,598,561 / 10,507,050 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.52

Class K
Net asset value, offering and redemption price per share, $30,797,705 / 2,459,637 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.52

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2019

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$3,111,926
Interest	1,874

Total income	3,113,800

EXPENSES
Distribution fees – Class B	286,014
Administrative fees	178,085
Investment management fees	144,606
Custodian fees	94,000
Professional fees	43,650
Printing and mailing expenses	33,098
Trustees’ fees	4,495
Miscellaneous	1,933

Gross expenses	785,881
Less: Waiver from investment manager	(2,658)

Net expenses	783,223

NET INVESTMENT INCOME (LOSS)	2,330,577

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	280,337
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	2,946,082

Net realized gain (loss)	3,226,419

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	22,983,095

NET REALIZED AND UNREALIZED GAIN (LOSS)	26,209,514

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,540,091

See Notes to Financial Statements.

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TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2019	2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,330,577	$1,882,779
Net realized gain (loss)	3,226,419	3,908,332
Net change in unrealized appreciation (depreciation)	22,983,095	(15,274,669)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	28,540,091	(9,483,558)

Distributions to shareholders:
Class B	(5,101,890)	(2,779,163)
Class K	(1,319,319)	(946,742)

Total distributions to shareholders	(6,421,209)	(3,725,905)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 1,891,086 and 1,625,384 shares, respectively ]	22,595,795	19,201,903
Capital shares issued in reinvestment of dividends and distributions [ 416,302 and 252,238 shares, respectively ]	5,101,890	2,779,163
Capital shares repurchased [ (736,572) and (856,428) shares, respectively ]	(8,776,194)	(10,152,379)

Total Class B transactions	18,921,491	11,828,687

Class K
Capital shares sold [ 0# and 282,994 shares, respectively ]	6	3,435,734
Capital shares issued in reinvestment of dividends and distributions [ 107,562 and 86,059 shares, respectively ]	1,319,319	946,742
Capital shares repurchased [ (359,269) and (782,664) shares, respectively ]	(4,233,688)	(9,368,651)

Total Class K transactions	(2,914,363)	(4,986,175)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	16,007,128	6,842,512

TOTAL INCREASE (DECREASE) IN NET ASSETS	38,126,010	(6,366,951)
NET ASSETS:
Beginning of year	124,270,256	130,637,207

End of year	$162,396,266	$124,270,256

# Number of shares is less than 0.5.

See Notes to Financial Statements.

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TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2019		2018		2017		2016	2015
Net asset value, beginning of year	$10.67		$11.83		$10.18		$9.56	$10.04

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.19		0.17		0.15		0.14	0.12
Net realized and unrealized gain (loss)	2.17		(1.01)		1.66		0.62	(0.32)

Total from investment operations	2.36		(0.84)		1.81		0.76	(0.20)

Less distributions:
Dividends from net investment income	(0.19)		(0.18)		(0.16)		(0.14)	(0.13)
Distributions from net realized gains	(0.32)		(0.14)		—		—	(0.15)

Total dividends and distributions	(0.51)		(0.32)		(0.16)		(0.14)	(0.28)

Net asset value, end of year	$12.52		$10.67		$11.83		$10.18	$9.56

Total return	22.28%		(7.14)%		17.78%		7.94%	(1.98)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$131,599		$95,353		$93,665		$70,609	$61,678
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.59	%(j)	0.59	%(j)	0.58	%(j)	0.59%	0.60%
Before waivers and reimbursements (f)	0.60%		0.61%		0.62%		0.65%	0.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.61%		1.41%		1.31%		1.46%	1.24%
Before waivers and reimbursements (f)(x)	1.60%		1.39%		1.27%		1.40%	1.19%
Portfolio turnover rate^	8%		12%		9%		10%	19%

	Year Ended December 31,
Class K	2019		2018		2017		2016	2015
Net asset value, beginning of year	$10.67		$11.83		$10.18		$9.55	$10.04

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.19		0.16		0.17		0.16	0.14
Net realized and unrealized gain (loss)	2.20		(0.97)		1.67		0.64	(0.33)

Total from investment operations	2.39		(0.81)		1.84		0.80	(0.19)

Less distributions:
Dividends from net investment income	(0.22)		(0.21)		(0.19)		(0.17)	(0.15)
Distributions from net realized gains	(0.32)		(0.14)		—		—	(0.15)

Total dividends and distributions	(0.54)		(0.35)		(0.19)		(0.17)	(0.30)

Net asset value, end of year	$12.52		$10.67		$11.83		$10.18	$9.55

Total return	22.57%		(6.88)%		18.05%		8.32%	(1.83)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$30,798		$28,917		$36,972		$31,598	$28,494
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.34	%(j)	0.34	%(j)	0.33	%(j)	0.34%	0.35%
Before waivers and reimbursements (f)	0.35%		0.35%		0.37%		0.40%	0.40%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.63%		1.38%		1.50%		1.67%	1.41%
Before waivers and reimbursements (f)(x)	1.63%		1.36%		1.46%		1.61%	1.36%
Portfolio turnover rate^	8%		12%		9%		10%	19%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2045 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/19

	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class B Shares	24.32%	7.80%	8.96%
Portfolio – Class K Shares*	24.62	8.07	10.53
S&P Target Date 2045 Index	24.02	8.32	9.67

* Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 24.32% for the year ended December 31, 2019. This compares to the Portfolio’s benchmark, the S&P Target Date 2045 Index, which returned 24.02% over the same period.

Portfolio Highlights

The Portfolio holds allocations in a mixture of portfolios invested in a mixture of U.S. stocks, international stocks and intermediate-term bonds. Despite fluctuating trade tensions, concerns over the durability of global economic growth and a year that ended with heightened political tension in the Middle East, the bulk of the Portfolio’s holdings produced attractive gains.

The Portfolio’s return is driven by its relative allocation to the asset class performance detailed below.

Details by sector:

The Portfolio’s return was primarily attributable to its holdings in large U.S. companies, especially those with outsized earnings growth. The U.S. stock market continued its historic bull market, driven in part by continued strength in large growth indexes as easing monetary policy supported strong price/earnings ratio expansion and the late-year thaw of U.S.-China trade tensions encouraged risk taking in equities. Growth continued its dominance over value, largely because of the strength of information technology stocks in the growth indexes, and late-year weakness in energy in the value counterparts.

U.S. small- and mid-sized companies also contributed attractive returns. These companies rallied significantly, although they lagged behind their larger counterparts.

In the international stock markets, the Portfolio’s equity holdings enjoyed robust gains for the year, with developed markets outperforming emerging markets. The boost in prices came largely at the end of the year, after slowing manufacturing activity and declining business investment, evidence of the impact of trade tensions on economic growth, had actually caused a sharp sell-off in August 2019. These macroeconomic and geopolitical issues mostly abated during the fourth quarter, providing a favorable backdrop for a substantial end-of-year rally.

The Portfolio’s holdings in intermediate-term government and corporate bonds also provided positive returns, as the Federal Reserve first placed interest-rate increases on the back burner early in the year and then eventually reduced rates to reassure markets that had become nervous over the economic implications of global political events. Its actions contributed to falling interest rates, while Middle East tensions spurred a flight to quality, boosting this sector’s returns. Its allocation to high-yield bonds further contributed to the Portfolio’s gains, as these securities generally profited from the same positive trends as equities.

In the alternative markets, categories and strategies that provided positive returns included precious metals and real estate. A global long/short strategy, as well as a global macro strategy, lagged the broader markets.

TARGET 2045 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2019
Equity	88.8%
Fixed Income	11.2

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2019
EQ/Equity 500 Index Portfolio	43.6%
EQ/International Equity Index Portfolio	15.0
EQ/Small Company Index Portfolio	9.6
EQ/MFS International Growth Portfolio	7.8
EQ/Emerging Markets Equity PLUS Portfolio	5.9
EQ/Core Bond Index Portfolio	4.1
EQ/BlackRock Basic Value Equity Portfolio	3.1
1290 VT High Yield Bond Portfolio	2.3
EQ/Quality Bond PLUS Portfolio	2.0
Multimanager Aggressive Equity Portfolio	1.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period* 7/1/19 - 12/31/19
Class B
Actual	$1,000.00	$1,080.40	$3.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	3.06
Class K
Actual	1,000.00	1,082.10	1.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2019

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (88.8%)
EQ/BlackRock Basic Value Equity Portfolio‡	173,539	$4,070,401
EQ/Emerging Markets Equity PLUS Portfolio‡	756,616	7,579,970
EQ/Equity 500 Index Portfolio‡	1,105,129	56,363,686
EQ/International Equity Index Portfolio‡	1,966,423	19,389,266
EQ/MFS International Growth Portfolio‡	1,228,880	10,110,607
EQ/Small Company Index Portfolio‡	1,137,666	12,472,102
Multimanager Aggressive Equity Portfolio‡	28,801	1,915,359
Multimanager Mid Cap Growth Portfolio*‡	105,453	1,134,925
Multimanager Mid Cap Value Portfolio‡	122,430	1,875,378

Total Equity		114,911,694

Fixed Income (11.2%)
1290 VT High Yield Bond Portfolio‡	318,026	3,050,749
EQ/Core Bond Index Portfolio‡	521,233	5,253,839
EQ/Global Bond PLUS Portfolio‡	203,875	1,902,333
EQ/PIMCO Ultra Short Bond Portfolio‡	170,550	1,679,227
EQ/Quality Bond PLUS Portfolio‡	296,202	2,568,153

Total Fixed Income		14,454,301

Total Investments in Securities (100.0%) (Cost $97,851,857)		129,365,995
Other Assets Less Liabilities (0.0%)		(25,428)

Net Assets (100%)		$129,340,567

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2019, were as follows:

Security Description	Shares at December 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/BlackRock Basic Value Equity Portfolio	173,539	2,975,198	793,717	(173,195)	27	474,654	4,070,401	82,301	181,199
EQ/Emerging Markets Equity PLUS Portfolio	756,616	5,933,643	891,655	(248,498)	23	1,003,147	7,579,970	130,634	—
EQ/Equity 500 Index Portfolio	1,105,129	42,743,129	6,998,941	(4,836,018)	142,892	11,314,742	56,363,686	937,211	1,021,530
EQ/International Equity Index Portfolio	1,966,423	14,697,502	2,448,566	(619,251)	45	2,862,404	19,389,266	552,253	—
EQ/MFS International Growth Portfolio	1,228,880	7,335,861	1,429,020	(330,001)	40	1,675,687	10,110,607	139,536	278,948
EQ/Small Company Index Portfolio	1,137,666	8,036,986	3,528,581	(419,918)	38	1,326,415	12,472,102	156,830	736,758
Multimanager Aggressive Equity Portfolio	28,801	1,222,616	542,331	(122,255)	69	272,598	1,915,359	17,639	150,421
Multimanager Mid Cap Growth Portfolio*	105,453	799,958	174,721	(30,564)	2	190,808	1,134,925	—	81,152
Multimanager Mid Cap Value Portfolio	122,430	912,271	860,802	(16,389)	19	118,675	1,875,378	28,461	132,440
Fixed Income
1290 VT High Yield Bond Portfolio	318,026	2,318,513	653,521	(87,704)	(11)	166,430	3,050,749	154,295	—
EQ/Core Bond Index Portfolio	521,233	4,181,348	1,064,033	(169,207)	18	177,647	5,253,839	110,294	—
EQ/Global Bond PLUS Portfolio	203,875	1,508,867	379,224	(57,140)	2	71,380	1,902,333	19,674	11,893
EQ/PIMCO Ultra Short Bond Portfolio	170,550	1,357,674	389,285	(67,328)	2	(406)	1,679,227	41,437	—
EQ/Quality Bond PLUS Portfolio	296,202	2,052,171	521,866	(87,704)	4	81,816	2,568,153	45,641	—

Total		96,075,737	20,676,263	(7,265,172)	143,170	19,735,997	129,365,995	2,416,206	2,594,341

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$129,365,995	$—	$129,365,995

Total Assets	$—	$129,365,995	$—	$129,365,995

Total Liabilities	$—	$—	$—	$—

Total	$—	$129,365,995	$—	$129,365,995

The Portfolio held no derivatives contracts during the year ended December 31, 2019.

Investment security transactions for the year ended December 31, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$20,676,263
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$7,265,172

As of December 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,578,464
Aggregate gross unrealized depreciation	(97,143)

Net unrealized appreciation	$31,481,321

Federal income tax cost of investments in securities and derivative instruments, if applicable	$97,884,674

See Notes to Financial Statements.

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TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $97,851,857)	$129,365,995
Cash	152,784
Receivable for Portfolio shares sold	68,036
Other assets	470

Total assets	129,587,285

LIABILITIES
Payable for securities purchased	106,898
Payable for Portfolio shares redeemed	28,370
Distribution fees payable – Class B	23,850
Administrative fees payable	13,216
Investment management fees payable	8,644
Trustees’ fees payable	658
Accrued expenses	65,082

Total liabilities	246,718

NET ASSETS	$129,340,567

Net assets were comprised of:
Paid in capital	$95,853,326
Total distributable earnings (loss)	33,487,241

Net assets	$129,340,567

Class B
Net asset value, offering and redemption price per share, $114,927,501 / 9,036,026 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.72

Class K
Net asset value, offering and redemption price per share, $14,413,066 / 1,134,103 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.71

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2019

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$2,416,206
Interest	1,562

Total income	2,417,768

EXPENSES
Distribution fees – Class B	248,504
Administrative fees	140,042
Investment management fees	113,716
Custodian fees	93,000
Professional fees	42,473
Printing and mailing expenses	29,890
Trustees’ fees	3,524
Miscellaneous	1,420

Gross expenses	672,569
Less: Waiver from investment manager	(26,774)

Net expenses	645,795

NET INVESTMENT INCOME (LOSS)	1,771,973

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	143,170
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	2,594,341

Net realized gain (loss)	2,737,511

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	19,735,997

NET REALIZED AND UNREALIZED GAIN (LOSS)	22,473,508

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,245,481

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2019	2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,771,973	$1,388,190
Net realized gain (loss)	2,737,511	3,323,898
Net change in unrealized appreciation (depreciation)	19,735,997	(13,009,092)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,245,481	(8,297,004)

Distributions to shareholders:
Class B	(4,689,917)	(2,218,376)
Class K	(655,169)	(410,812)

Total distributions to shareholders	(5,345,086)	(2,629,188)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 1,446,521 and 1,223,803 shares, respectively ]	17,438,528	14,615,781
Capital shares issued in reinvestment of dividends and distributions [ 378,598 and 201,053 shares, respectively ]	4,689,917	2,218,376
Capital shares repurchased [ (509,290) and (586,121) shares, respectively ]	(6,125,793)	(6,981,417)

Total Class B transactions	16,002,652	9,852,740

Class K
Capital shares sold [ 0 and 74,652 shares, respectively ]	—	899,947
Capital shares issued in reinvestment of dividends and distributions [ 52,877 and 37,364 shares, respectively ]	655,169	410,812
Capital shares repurchased [ (192,295) and (287,178) shares, respectively ]	(2,320,164)	(3,487,590)

Total Class K transactions	(1,664,995)	(2,176,831)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	14,337,657	7,675,909

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,238,052	(3,250,283)
NET ASSETS:
Beginning of year	96,102,515	99,352,798

End of year	$129,340,567	$96,102,515

See Notes to Financial Statements.

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TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2019		2018		2017		2016	2015
Net asset value, beginning of year	$10.69		$11.93		$10.10		$9.42	$9.93

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.19		0.16		0.14		0.14	0.13
Net realized and unrealized gain (loss)	2.39		(1.10)		1.85		0.68	(0.34)

Total from investment operations	2.58		(0.94)		1.99		0.82	(0.21)

Less distributions:
Dividends from net investment income	(0.19)		(0.18)		(0.16)		(0.14)	(0.13)
Distributions from net realized gains	(0.36)		(0.12)		—		—	(0.17)

Total dividends and distributions	(0.55)		(0.30)		(0.16)		(0.14)	(0.30)

Net asset value, end of year	$12.72		$10.69		$11.93		$10.10	$9.42

Total return	24.32%		(7.97)%		19.71%		8.65%	(2.18)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$114,928		$82,506		$82,083		$61,361	$51,847
Ratio of expenses to average net assets:
After waivers (f)	0.60	%(j)	0.59	%(j)	0.58	%(j)	0.59%	0.60%
Before waivers (f)	0.62%		0.64%		0.66%		0.70%	0.73%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.56%		1.34%		1.29%		1.45%	1.29%
Before waivers (f)(x)	1.53%		1.29%		1.22%		1.35%	1.16%
Portfolio turnover rate^	6%		8%		8%		6%	16%

	Year Ended December 31,
Class K	2019		2018		2017		2016	2015
Net asset value, beginning of year	$10.68		$11.92		$10.09		$9.41	$9.92

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.19		0.16		0.16		0.16	0.15
Net realized and unrealized gain (loss)	2.42		(1.07)		1.86		0.68	(0.34)

Total from investment operations	2.61		(0.91)		2.02		0.84	(0.19)

Less distributions:
Dividends from net investment income	(0.22)		(0.21)		(0.19)		(0.16)	(0.15)
Distributions from net realized gains	(0.36)		(0.12)		—		—	(0.17)

Total dividends and distributions	(0.58)		(0.33)		(0.19)		(0.16)	(0.32)

Net asset value, end of year	$12.71		$10.68		$11.92		$10.09	$9.41

Total return	24.62%		(7.71)%		20.00%		8.93%	(1.94)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$14,413		$13,597		$17,270		$14,100	$12,059
Ratio of expenses to average net assets:
After waivers (f)	0.35	%(j)	0.34	%(j)	0.34	%(j)	0.34%	0.35%
Before waivers (f)	0.37%		0.39%		0.41%		0.45%	0.48%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.56%		1.35%		1.47%		1.65%	1.47%
Before waivers (f)(x)	1.54%		1.30%		1.40%		1.55%	1.34%
Portfolio turnover rate^	6%		8%		8%		6%	16%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2055 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/19

	1 Year	Since Incept.
Portfolio – Class B Shares*	26.75%	8.22%
Portfolio – Class K Shares*	27.03	8.49
S&P Target Date 2055 Index	24.48	8.23

* Date of inception 4/30/15. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 26.75% for the year ended December 31, 2019. This compares to the Portfolio’s benchmark, the S&P Target Date 2055 Index, which returned 24.48% over the same period.

Portfolio Highlights

The Portfolio holds allocations in a mixture of portfolios invested in a mixture of U.S. stocks, international stocks and intermediate-term bonds. Despite fluctuating trade tensions, concerns over the durability of global economic growth and a year that ended with heightened political tension in the Middle East, the bulk of the Portfolio’s holdings produced attractive gains.

The Portfolio’s return is driven by its relative allocation to the asset class performance detailed below.

Details by sector:

The Portfolio’s return was primarily attributable to its holdings in large U.S. companies, especially those with outsized earnings growth. The U.S. stock market continued its historic bull market, driven in part by continued strength in large growth indexes as easing monetary policy supported strong price/earnings ratio expansion and the late-year thaw of U.S.-China trade tensions encouraged risk taking in equities. Growth continued its dominance over value, largely because of the strength of information technology stocks in the growth indexes, and late-year weakness in energy in the value counterparts.

U.S. small- and mid-sized companies also contributed attractive returns. These companies rallied significantly, although they lagged behind their larger counterparts.

In the international stock markets, the Portfolio’s equity holdings enjoyed robust gains for the year, with developed markets outperforming emerging markets. The boost in prices came largely at the end of the year, after slowing manufacturing activity and declining business investment, evidence of the impact of trade tensions on economic growth, had actually caused a sharp sell-off in August 2019. These macroeconomic and geopolitical issues mostly abated during the fourth quarter, providing a favorable backdrop for a substantial end-of-year rally.

The Portfolio’s holdings in intermediate-term government and corporate bonds also provided positive returns, as the Federal Reserve first placed interest-rate increases on the back burner early in the year and then eventually reduced rates to reassure markets that had become nervous over the economic implications of global political events. Its actions contributed to falling interest rates, while Middle East tensions spurred a flight to quality, boosting this sector’s returns. Its allocation to high-yield bonds further contributed to the Portfolio’s gains, as these securities generally profited from the same positive trends as equities.

TARGET 2055 ALLOCATION PORTFOLIO (Unaudited)

In the alternative markets, categories and strategies that provided positive returns included precious metals and real estate. A global long/short strategy, as well as a global macro strategy, lagged the broader markets.

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2019
Equity	99.3%
Fixed Income	0.7

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2019
EQ/Equity 500 Index Portfolio	45.4%
EQ/International Equity Index Portfolio	15.1
EQ/Small Company Index Portfolio	11.7
EQ/MFS International Growth Portfolio	11.2
EQ/Emerging Markets Equity PLUS Portfolio	6.3
EQ/BlackRock Basic Value Equity Portfolio	4.8
Multimanager Aggressive Equity Portfolio	3.4
Multimanager Mid Cap Value Portfolio	1.0
EQ/Core Bond Index Portfolio	0.7
Multimanager Mid Cap Growth Portfolio	0.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2019 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period* 7/1/19 - 12/31/19
Class B
Actual	$1,000.00	$1,088.50	$3.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.22	3.02
Class K
Actual	1,000.00	1,089.20	1.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.45	1.78

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.59% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2019

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (99.3%)
EQ/BlackRock Basic Value Equity Portfolio‡	65,000	$1,524,604
EQ/Emerging Markets Equity PLUS Portfolio‡	197,556	1,979,169
EQ/Equity 500 Index Portfolio‡	281,615	14,362,891
EQ/International Equity Index Portfolio‡	485,933	4,791,379
EQ/MFS International Growth Portfolio‡	431,110	3,546,954
EQ/Small Company Index Portfolio‡	337,603	3,701,105
Multimanager Aggressive Equity Portfolio‡	16,376	1,089,031
Multimanager Mid Cap Growth Portfolio*‡	12,135	130,603
Multimanager Mid Cap Value Portfolio‡	20,941	320,781

Total Equity		31,446,517

Fixed Income (0.7%)
EQ/Core Bond Index Portfolio‡	21,937	221,114

Total Investments in Securities (100.0%) (Cost $28,109,477)		31,667,631
Other Assets Less Liabilities (0.0%)		(1,057)

Net Assets (100%)		$31,666,574

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2019, were as follows:

Security Description	Shares at December 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/BlackRock Basic Value Equity Portfolio	65,000	1,076,307	670,160	(399,769)	298	177,608	1,524,604	29,574	65,087
EQ/Emerging Markets Equity PLUS Portfolio	197,556	1,483,931	723,970	(473,063)	730	243,601	1,979,169	32,822	—
EQ/Equity 500 Index Portfolio	281,615	10,276,128	5,075,563	(3,858,634)	68,578	2,801,256	14,362,891	229,915	260,932
EQ/International Equity Index Portfolio	485,933	3,434,263	1,868,470	(1,199,915)	(1,671)	690,232	4,791,379	130,958	—
EQ/MFS International Growth Portfolio	431,110	2,490,266	1,211,801	(727,461)	(2,853)	575,201	3,546,954	47,397	107,028
EQ/Small Company Index Portfolio	337,603	2,392,898	1,860,344	(941,861)	(3,538)	393,262	3,701,105	44,631	210,507
Multimanager Aggressive Equity Portfolio	16,376	706,166	512,260	(290,741)	(444)	161,790	1,089,031	9,645	84,068
Multimanager Mid Cap Growth Portfolio*	12,135	85,259	61,293	(36,343)	(76)	20,470	130,603	—	8,975
Multimanager Mid Cap Value Portfolio	20,941	99,417	228,482	(18,171)	(27)	11,080	320,781	4,827	22,496
Fixed Income
EQ/Core Bond Index Portfolio	21,937	—	239,778	(17,562)	226	(1,328)	221,114	4,631	—

Total		22,044,635	12,452,121	(7,963,520)	61,223	5,073,172	31,667,631	534,400	759,093

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2019

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$31,667,631	$—	$31,667,631

Total Assets	$—	$31,667,631	$—	$31,667,631

Total Liabilities	$—	$—	$—	$—

Total	$—	$31,667,631	$—	$31,667,631

The Portfolio held no derivatives contracts during the year ended December 31, 2019.

Investment security transactions for the year ended December 31, 2019 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$12,452,120
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$7,963,520

As of December 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,677,265
Aggregate gross unrealized depreciation	(182,912)

Net unrealized appreciation	$3,494,353

Federal income tax cost of investments in securities and derivative instruments, if applicable	$28,173,278

See Notes to Financial Statements.

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TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $28,109,477)	$31,667,631
Cash	71,723
Receivable for Portfolio shares sold	42,259
Receivable from investment manager	2,343
Other assets	127

Total assets	31,784,083

LIABILITIES
Payable for securities purchased	65,530
Distribution fees payable – Class B	6,245
Payable for Portfolio shares redeemed	189
Accrued expenses	45,545

Total liabilities	117,509

NET ASSETS	$31,666,574

Net assets were comprised of:
Paid in capital	$29,603,076
Total distributable earnings (loss)	2,063,498

Net assets	$31,666,574

Class B
Net asset value, offering and redemption price per share, $30,814,301 / 2,439,562 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.63

Class K
Net asset value, offering and redemption price per share, $852,273 / 67,470 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.63

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2019

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$534,400
Interest	797

Total income	535,197

EXPENSES
Distribution fees – Class B	57,348
Custodian fees	55,301
Professional fees	39,190
Administrative fees	35,266
Investment management fees	28,643
Printing and mailing expenses	21,082
Trustees’ fees	877
Miscellaneous	332

Gross expenses	238,039
Less: Waiver from investment manager	(63,909)
Reimbursement from investment manager	(19,255)

Net expenses	154,875

NET INVESTMENT INCOME (LOSS)	380,322

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	61,223
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	759,093

Net realized gain (loss)	820,316

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	5,073,172

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,893,488

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,273,810

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2019	2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$380,322	$304,273
Net realized gain (loss)	820,316	916,255
Net change in unrealized appreciation (depreciation)	5,073,172	(3,366,692)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,273,810	(2,146,164)

Distributions to shareholders:
Class B	(405,552)	(243,888)
Class K	(13,265)	(122,308)

Total distributions to shareholders	(418,817)	(366,196)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 1,021,731 and 802,545 shares, respectively ]	11,897,477	9,084,789
Capital shares issued in reinvestment of dividends [ 32,213 and 24,462 shares, respectively ]	405,552	243,888
Capital shares repurchased [ (155,127) and (115,832) shares, respectively ]	(1,805,908)	(1,323,800)

Total Class B transactions	10,497,121	8,004,877

Class K
Capital shares sold [ 0 and 21,993 shares, respectively ]	—	250,224
Capital shares issued in reinvestment of dividends [ 1,054 and 12,267 shares, respectively ]	13,265	122,308
Capital shares repurchased [ (578,775) and (20,773) shares, respectively ]	(6,771,381)	(237,317)

Total Class K transactions	(6,758,116)	135,215

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,739,005	8,140,092

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,593,998	5,627,732
NET ASSETS:
Beginning of year	22,072,576	16,444,844

End of year	$31,666,574	$22,072,576

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,							May 1, 2015* to December 31, 2015
Class B	2019		2018		2017		2016
Net asset value, beginning of period	$10.10		$11.25		$9.36		$9.24	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.20		0.18		0.17		0.24	0.28
Net realized and unrealized gain (loss)	2.50		(1.16)		1.87		0.63 †	(0.90)

Total from investment operations	2.70		(0.98)		2.04		0.87	(0.62)

Less distributions:
Dividends from net investment income	(0.17)		(0.17)		(0.15)		(0.11)	(0.13)
Distributions from net realized gains	—		—		—		(0.64)	(0.01)

Total dividends and distributions	(0.17)		(0.17)		(0.15)		(0.75)	(0.14)

Net asset value, end of period	$12.63		$10.10		$11.25		$9.36	$9.24

Total return (b)	26.75%		(8.74)%		21.78%		9.46%	(6.19)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,814		$15,557		$9,334		$3,787	$711
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.59	%(j)	0.58	%(j)	0.57	%(j)	0.59%	0.60%
Before waivers and reimbursements (a)(f)	0.88%		1.06%		1.41%		2.06%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.68%		1.57%		1.64%		2.57%	4.39	%(l)
Before waivers and reimbursements (a)(f)(x)	1.39%		1.10%		0.79%		1.10%	4.13	%(l)
Portfolio turnover rate^	28%		4%		5%		33%	1	%(z)

	Year Ended December 31,							May 1, 2015* to December 31, 2015
Class K	2019		2018		2017		2016
Net asset value, beginning of period	$10.10		$11.26		$9.36		$9.24	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.16		0.15		0.07	0.14
Net realized and unrealized gain (loss)	2.74		(1.13)		1.92		0.82 †	(0.74)

Total from investment operations	2.73		(0.97)		2.07		0.89	(0.60)

Less distributions:
Dividends from net investment income	(0.20)		(0.19)		(0.17)		(0.13)	(0.15)
Distributions from net realized gains	—		—		—		(0.64)	(0.01)

Total dividends and distributions	(0.20)		(0.19)		(0.17)		(0.77)	(0.16)

Net asset value, end of period	$12.63		$10.10		$11.26		$9.36	$9.24

Total return (b)	27.03%		(8.57)%		22.17%		9.73%	(6.03)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$852		$6,515		$7,111		$5,486	$28,262
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.34	%(j)	0.33	%(j)	0.32	%(j)	0.34%	0.35%
Before waivers and reimbursements (a)(f)	0.63%		0.80%		1.15%		1.26%	0.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.07)%		1.36%		1.45%		0.83%	2.17	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.37)%		0.89%		0.62%		(0.09)%	1.95	%(l)
Portfolio turnover rate^	28%		4%		5%		33%	1	%(z)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2019

Note 1	Organization and Significant Accounting Policies

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware statutory trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eighteen diversified Portfolios (each, a “Portfolio” and together, the “Portfolios”). The investment adviser to each Portfolio is AXA Equitable Funds Management Group, LLC, (“FMG LLC” or the “Adviser”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”).

During the period September 23, 2019 to October 11, 2019, FMG LLC redeemed seed capital out of the Target 2055 Allocation Portfolio totaling $131,071 and $6,704,202 for Class B and Class K, respectively.

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that may provide for general indemnifications. A Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust and management expect the risk of loss to be remote.

The Portfolios are types of mutual funds often described as a “fund-of-funds.” Each of the EQ/Conservative Allocation Portfolio (formerly AXA Conservative Allocation Portfolio), EQ/Conservative-Plus Allocation Portfolio (formerly AXA Conservative-Plus Allocation Portfolio), EQ/Moderate Allocation Portfolio (formerly AXA Moderate Allocation Portfolio), EQ/Moderate-Plus Allocation Portfolio (formerly AXA Moderate-Plus Allocation Portfolio) and EQ/Aggressive Allocation Portfolio (formerly AXA Aggressive Allocation Portfolio) (each, an “EQ Allocation Portfolio” and together, the “EQ Allocation Portfolios”) and the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio and Target 2055 Allocation Portfolio (each, a “Target Allocation Portfolio” and together, the “Target Allocation Portfolios”) pursues its investment objective by investing exclusively in other affiliated mutual funds within the EQ Advisors Trust (“EQAT”), a separate registered investment company managed by FMG LLC. Each of the CharterSM Conservative Portfolio, CharterSM Moderate Portfolio, CharterSM Moderate Growth Portfolio, CharterSM Growth Portfolio, CharterSM Aggressive Growth Portfolio, CharterSM Multi-Sector Bond Portfolio, CharterSM Small Cap Growth Portfolio and CharterSM Small Cap Value Portfolio (each, a “Charter Allocation Portfolio” and together, the “Charter Allocation Portfolios”) pursues its investment objective by investing in other affiliated mutual funds within EQAT and unaffiliated investment companies and exchange-traded funds (“ETFs”). For each of the above-referenced fund-of-funds Portfolios, the underlying funds’ financial statements are included in the underlying funds’ annual reports, which are filed with the SEC on Form N-CSR and publicly available through the SEC’s EDGAR database (https://www.sec.gov/edgar/searchedgar/companysearch.html).

The Trust issues three classes of shares, Class A, Class B and Class K. The Class A and Class B shares are each subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, each class of shares has identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, AXA Life and Annuity Company and other affiliated or unaffiliated insurance companies, and to the AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans.

The investment objectives of each Portfolio are as follows:

EQ/Conservative Allocation Portfolio — Seeks to achieve a high level of current income.

EQ/Conservative-Plus Allocation Portfolio — Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

EQ/Moderate Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income.

EQ/Moderate-Plus Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

EQ/Aggressive Allocation Portfolio — Seeks to achieve long-term capital appreciation.

CharterSM Conservative Portfolio — Seeks a high level of current income.

CharterSM Moderate Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

CharterSM Moderate Growth Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

CharterSM Growth Portfolio — Seeks long-term capital appreciation and current income.

CharterSM Aggressive Growth Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

CharterSM Multi-Sector Bond Portfolio — Seeks to achieve high total return through a combination of current income and capital appreciation.

CharterSM Small Cap Growth Portfolio — Seeks to achieve long-term growth of capital.

CharterSM Small Cap Value Portfolio — Seeks to achieve long-term growth of capital.

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2055 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Portfolios are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are generally valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

Investments in shares of open-end investment companies (other than ETFs) held by a Portfolio are generally valued at the net asset value (“NAV”) of the shares of such underlying funds as described in the underlying funds’ prospectuses.

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board” or “Trustees”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Portfolios. The Board has delegated the responsibility of calculating the NAVs of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, FMG LLC (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of December 31, 2019, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include:

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV. At December 31, 2019, none of the Portfolios applied these procedures.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Those classified as short- term gain distributions are reflected as such for book but as ordinary income for tax. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Market and Credit Risk:

Because the Portfolios invest in affiliated mutual funds, unaffiliated investment companies or ETFs, the Portfolios indirectly pay a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Portfolios may be higher than the cost of investing in a Portfolio that invests directly in individual securities and financial instruments. The Portfolios are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments (such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities) and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the underlying fund or ETF to meet its investment objective. With respect to the Portfolio’s investments in ETFs, there is also the risk that an ETF’s performance may not match

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

that of the relevant index. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investments in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular underlying fund or ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the underlying fund or ETF, which will vary.

Taxes:

Each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, state and local income tax provisions are required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2019, the Portfolios did not incur any interest or penalties. Each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of a Portfolio to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences which are significant to the Portfolios are primarily due to realized gain/loss for conversion transaction (EQ/Moderate-Plus Allocation and EQ/Aggressive Allocation) and capital loss carryover (CharterSM Multi-Sector Bond and Target 2055 Allocation). In addition, short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a Portfolio’s next taxable year. The tax character of distributions for the years ended December 31, 2019 and December 31, 2018 and the tax composition of undistributed ordinary income and undistributed long term gains at December 31, 2019 are presented in the following table:

	Year Ended December 31, 2019		As of December 31, 2019		Year Ended December 31, 2018
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
EQ/Conservative Allocation	$18,269,830	$20,315,053	$812,740	$11,492,743	$16,954,911	$25,711,509
EQ/Conservative-Plus Allocation	21,375,576	42,181,714	401,244	24,242,589	19,963,265	50,984,319
EQ/Moderate Allocation	126,573,887	322,417,542	2,459,543	170,537,551	125,234,264	287,641,625
EQ/Moderate-Plus Allocation	153,557,232	512,390,250	2,802,526	305,943,880	156,153,118	429,755,609
EQ/Aggressive Allocation	56,714,906	245,612,193	1,286,395	137,790,257	58,108,048	184,107,625
CharterSM Conservative	989,977	417,818	47,628	385,209	651,385	261,539
CharterSM Moderate	830,964	719,017	50,478	575,942	675,847	420,559
CharterSM Moderate Growth	621,572	778,017	52,311	602,993	527,912	381,983
CharterSM Growth	426,549	490,637	21,435	555,111	262,993	255,044
CharterSM Aggressive Growth	211,993	266,231	2,911	343,528	120,994	139,314
CharterSM Multi-Sector Bond	3,686,884	—	20,052	—	4,077,473	—
CharterSM Small Cap Growth	2,147,421	10,519,061	—	9,651,969	4,092,357	7,292,091
CharterSM Small Cap Value	775,826	5,424,165	—	5,242,171	2,601,480	1,928,185
Target 2015 Allocation	883,402	1,966,278	20,975	864,606	928,437	3,404,704
Target 2025 Allocation	2,978,942	6,212,665	1,796	2,690,833	2,972,733	3,342,028
Target 2035 Allocation	2,627,302	3,793,907	106,209	2,251,483	2,330,822	1,395,083
Target 2045 Allocation	1,974,849	3,370,237	6,082	2,000,490	1,662,067	967,121
Target 2055 Allocation	412,636	6,181	—	107,241	366,196	—

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

There was no Return of Capital for 2018 or 2019.

Permanent book and tax basis differences resulted in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital at December 31, 2019 as follows:

Portfolios:	Undistributed Net Investment Income (Loss) (a)	Accumulated Net Realized Gain (Loss) (a)	Paid In Capital
EQ/Conservative Allocation	$1,319,243	$(1,319,242)	$(1)
EQ/Conservative-Plus Allocation	2,533,173	(2,533,173)	—
EQ/Moderate Allocation	17,838,665	(17,838,665)	—
EQ/Moderate-Plus Allocation	28,133,812	(28,133,812)	—
EQ/Aggressive Allocation	13,235,108	(13,235,108)	—
CharterSM Conservative	59,949	(55,606)	(4,343)
CharterSM Moderate	47,426	(43,956)	(3,470)
CharterSM Moderate Growth	33,838	(31,715)	(2,123)
CharterSM Growth	15,367	(14,409)	(958)
CharterSM Aggressive Growth	4,248	(4,010)	(238)
CharterSM Multi-Sector Bond	13,964	(7,743)	(6,221)
CharterSM Small Cap Growth	2,286,099	(2,286,099)	—
CharterSM Small Cap Value	454,405	(454,405)	—
Target 2015 Allocation	47,850	(47,850)	—
Target 2025 Allocation	162,844	(162,844)	—
Target 2035 Allocation	139,088	(139,088)	—
Target 2045 Allocation	104,884	(104,884)	—
Target 2055 Allocation	38,524	(25,510)	(13,014)

(a)	These components of net assets are included in Total Distributable Earnings (Loss) in the Statement of Assets and Liabilities.

The significant permanent book to tax differences related to the adjustments above is related to short term capital gain distributions received from fund of funds investments (CharterSM Small Cap Growth).

A portion of Target 2055 Allocation’s capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.

The following Portfolios have capital loss carryforward amounts available for use and utilized during 2019 as follows:

	Utilized		Losses carried forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
CharterSM Multi-Sector Bond	$59,905	$—	$489,050	$722,676
Target 2055 Allocation	482,367	197,646	1,538,096	—

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

Note 2	Management of the Trust

The Trust, on behalf of each Portfolio, has entered into an investment management agreement (the “Management Agreement”) with FMG LLC, which provides that the Adviser is responsible for: (i) providing a continuous investment program for the Portfolios; (ii) monitoring the implementation of each Portfolio’s investment program; (iii) assessing each Portfolio’s investment objectives and policies, composition, investment style and investment process; (iv) effecting transactions for each Portfolio and selecting brokers or dealers to execute such transactions; (v) developing and evaluating strategic initiatives with respect to the Portfolios; (vi) making recommendations to the Board regarding the investment programs of the Portfolios, including any changes to a Portfolio’s investment objectives and policies; (vii) coordinating and/or implementing strategic initiatives approved by the Board; and (viii) preparing and providing reports to the Board on the impact of such strategic initiatives. For the year ended December 31, 2019, for its services under the Management Agreement, the Adviser was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
CharterSM Conservative	0.150% of average daily net assets
CharterSM Moderate	0.150% of average daily net assets
CharterSM Moderate Growth	0.150% of average daily net assets
CharterSM Growth	0.150% of average daily net assets
CharterSM Aggressive Growth	0.150% of average daily net assets
CharterSM Multi-Sector Bond	0.150% of average daily net assets
CharterSM Small Cap Growth	0.150% of average daily net assets
CharterSM Small Cap Value	0.150% of average daily net assets
Target 2015 Allocation	0.100% of average daily net assets
Target 2025 Allocation	0.100% of average daily net assets
Target 2035 Allocation	0.100% of average daily net assets
Target 2045 Allocation	0.100% of average daily net assets
Target 2055 Allocation	0.100% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Thereafter
EQ/Conservative Allocation	0.1000%	0.0925%	0.0900%	0.0875%	0.0850%
EQ/Conservative-Plus Allocation	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Moderate Allocation	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Moderate-Plus Allocation	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Aggressive Allocation	0.1000	0.0925	0.0900	0.0875	0.0850

Prior to October 1, 2019 the following Portfolios’ management fees were as follows:

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Next $3 Billion	Thereafter
EQ/Conservative Allocation	0.1000%	0.0925%	0.0900%	0.0875%
EQ/Conservative-Plus Allocation	0.1000	0.0925	0.0900	0.0875
EQ/Moderate Allocation	0.1000	0.0925	0.0900	0.0875
EQ/Moderate-Plus Allocation	0.1000	0.0925	0.0900	0.0875
EQ/Aggressive Allocation	0.1000	0.0925	0.0900	0.0875

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

Compensation of Officers

Each officer of the Trust is an employee of AXA Equitable, FMG LLC and/or AXA Distributors, LLC. No officer of the Trust, other than the Chief Compliance Officer, receives compensation paid by the Trust. During the year ended December 31, 2019, the Chief Compliance Officer received, from the three trusts in the fund complex, compensation in the amount of $75,000, of which the Trust paid $10,796.

Note 3	Administrative Fees

Pursuant to an administrative agreement (“Mutual Funds Service Agreement”), the Administrator provides the Trust with necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. FMG LLC may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, each EQ Allocation Portfolio, Target Allocation Portfolio and Charter Allocation Portfolio pays FMG LLC, as Administrator, its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500 per Portfolio.

For purposes of calculating the asset-based administration fee, the assets of the EQ Allocation Portfolios, Target Allocation Portfolios and Charter Allocation Portfolios are aggregated with certain portfolios of EQAT which are also managed by FMG LLC.

The asset-based administration fee is equal to an annual rate of 0.140% of the first $60 billion of the aggregate average daily net assets of the Charter Allocation Portfolios, EQ Allocation Portfolios, Target Allocation Portfolios and certain portfolios of EQAT; 0.110% on the next $20 billion; 0.0875% on the next $20 billion and 0.0800% thereafter.

Pursuant to a sub-administration arrangement with FMG LLC, the Sub-Administrator assists the administrator in providing the Trust with certain administrative services, including monitoring of portfolio compliance and portfolio accounting support services, subject to the supervision of FMG LLC.

Note 4	Custody Fees

The Trust has entered into a custody agreement (the “Custody Agreement”) with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolios. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which Portfolio securities purchased outside the United States are maintained in the custody of these entities. At year end, certain of the Portfolios maintained a significant cash balance with the Custodian or its affiliates. These balances are presented as cash on each Portfolio’s Statement of Assets and Liabilities.

Note 5	Distribution Plans

The Trust, on behalf of each Portfolio, has entered into distribution agreements with AXA Distributors, LLC (“AXA Distributors” or the “Distributor”), a wholly-owned subsidiary of AXA Equitable and an affiliate of FMG LLC, pursuant to which the Distributor serves as the principal underwriter of the Class A, Class B and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of the Class A and Class B shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to each of the Trust’s Class A and Class B shares for which it provides service.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

Note 6	Expense Limitation

In the interest of limiting through April 30, 2021 (unless the Board consents to an earlier revision or termination of this arrangement) the expenses of certain Portfolios, FMG LLC has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, FMG LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolios so that the annual operating expenses as a percentage of daily net assets for each Portfolio, inclusive of fees and expenses of other investment companies in which a Portfolio invests (but exclusive of interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), do not exceed the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class A+	Class B+	Class K
EQ/Conservative Allocation	1.00%	1.00%	0.75%
EQ/Conservative-Plus Allocation	1.10	1.10	0.85
EQ/Moderate Allocation	1.15	1.15	0.90
EQ/Moderate-Plus Allocation	1.20	1.20	0.95
EQ/Aggressive Allocation	1.25	1.25	1.00
CharterSM Conservative	N/A	1.25	N/A
CharterSM Moderate	N/A	1.25	N/A
CharterSM Moderate Growth	N/A	1.35	N/A
CharterSM Growth	N/A	1.40	N/A
CharterSM Aggressive Growth	N/A	1.45	N/A
CharterSM Multi-Sector Bond	1.10	1.10	0.85
CharterSM Small Cap Growth	1.45	1.45	1.20
CharterSM Small Cap Value	1.45	1.45	1.20
Target 2015 Allocation	1.10	1.10	0.85
Target 2025 Allocation	1.10	1.10	0.85
Target 2035 Allocation	N/A	1.10	0.85
Target 2045 Allocation	N/A	1.10	0.85
Target 2055 Allocation	N/A	1.10	0.85

+	Includes amounts payable pursuant to Rule 12b-1.
N/A	The shares of the Portfolio class are not currently offered for sale.

FMG LLC first waives its management fees, then waives its administration fees, and then reimburses a Portfolio’s expenses out of its own resources. FMG LLC may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded, provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of such Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period. Any reimbursement, called Recoupment fees on the Statement of Operations, will be based on the earliest fees waived or assumed by FMG LLC.

During the year ended December 31, 2019, the following Portfolio incurred recoupment fees:

Portfolios:	Recoupment Fees
EQ/Conservative-Plus Allocation	$45,360

$45,360

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

Recoupments in excess of waivers during the period would be presented as Recoupment Fees in the Statement of Operations. At December 31, 2019, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

Portfolios:	2020	2021	2022	Total Eligible For Recoupment
EQ/Conservative Allocation	$742,021	$582,315	$369,200	$1,693,536
CharterSM Conservative	194,144	196,181	199,511	589,836
CharterSM Moderate	218,397	216,433	230,234	665,064
CharterSM Moderate Growth	194,355	201,168	208,127	603,650
CharterSM Growth	205,443	207,523	211,017	623,983
CharterSM Aggressive Growth	209,172	222,937	230,275	662,384
CharterSM Multi-Sector Bond	148,023	152,328	120,832	421,183
CharterSM Small Cap Growth	73,443	93,955	87,494	254,892
CharterSM Small Cap Value	42,876	43,830	36,293	122,999
Target 2015 Allocation	74,592	110,428	118,455	303,475
Target 2025 Allocation	34,118	31,136	20,657	85,911
Target 2035 Allocation	30,066	26,227	5,100	61,393
Target 2045 Allocation	42,811	46,513	26,774	116,098
Target 2055 Allocation	76,653	96,196	83,164	256,013

Note 7	Trustees Deferred Compensation Plan

At a special meeting held on March 28, 2017, shareholders of the Trust approved a proposal to elect the ten individuals serving as the Board of Trustees of EQAT and 1290 Funds, each separate registered investment companies managed by FMG LLC, to the Board of the Trust effective April 27, 2017 (the “Effective Date”). The five former Trustees of the Trust who were not “interested persons” of the Trust, as defined in the 1940 Act (the “Former Trustees”), did not stand for re-election. Upon the Effective Date, the Former Trustees were deemed to have retired, as defined in the Plan.

Prior to the Effective Date, a deferred compensation plan (the “Plan”) for the benefit of the Former Trustees was adopted by the Trust. Under the Plan, each Former Trustee had the option to defer payment of such fees until their retirement as a Trustee or until the attainment of a specified age, whichever comes first. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Former Trustee in one lump sum or in installments over a five- to twenty-year period as elected by such Former Trustee. At December 31, 2019, the total amount deferred by the Former Trustees participating in the Plan was $404,282.

Note 8	Percentage of Ownership by Affiliates

Shares of affiliated underlying investment companies may be held by the Portfolios. The following tables represent the percentage of ownership that each Portfolio has in each respective affiliated underlying investment company’s net assets as of December 31, 2019.

Portfolios:	EQ/ Conservative Allocation	EQ/ Conservative- Plus Allocation	EQ/ Moderate Allocation	EQ/ Moderate- Plus Allocation	EQ/ Aggressive Allocation
1290 VT DoubleLine Opportunistic Bond	9.86%	8.50%	36.08%	26.04%	5.14%
1290 VT Equity Income	1.28	2.52	15.79	26.71	14.27
1290 VT GAMCO Small Company Value	0.08	0.29	2.19	4.96	2.52
1290 VT High Yield Bond	6.32	4.99	25.45	16.51	1.96
1290 VT Micro Cap	0.84	2.58	17.76	38.54	17.67
1290 VT Small Cap Value	—	2.02	17.49	31.23	10.64

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

Portfolios:	EQ/ Conservative Allocation	EQ/ Conservative- Plus Allocation	EQ/ Moderate Allocation	EQ/ Moderate- Plus Allocation	EQ/ Aggressive Allocation
ATM Large Cap Managed Volatility	2.22%	4.10%	26.27%	44.37%	23.04%
ATM Mid Cap Managed Volatility	5.29	8.09	34.41	33.67	18.54
ATM Small Cap Managed Volatility	0.47	2.73	26.28	48.31	22.21
ATM International Managed Volatility	1.08	3.13	28.69	45.10	22.00
EQ/AB Small Cap Growth	0.13	0.63	7.57	15.15	5.57
EQ/BlackRock Basic Value Equity	0.54	0.99	6.42	10.80	6.13
EQ/Core Bond Index	3.01	2.47	11.96	8.72	0.97
EQ/Franklin Small Cap Value Managed Volatility	—	1.26	13.59	28.01	13.08
EQ/Global Bond PLUS	8.04	6.97	34.61	4.31	—
EQ/Global Equity Managed Volatility	0.28	0.94	8.57	14.19	6.80
EQ/Intermediate Government Bond	4.15	3.41	16.75	12.05	1.39
EQ/International Core Managed Volatility	0.28	0.76	7.69	12.62	5.20
EQ/International Equity Index	0.05	0.12	0.89	2.24	1.87
EQ/International Value Managed Volatility	0.36	1.60	11.28	14.52	7.77
EQ/JPMorgan Value Opportunities	1.15	2.18	13.10	21.15	8.09
EQ/Large Cap Core Managed Volatility	0.74	1.40	8.95	14.94	7.62
EQ/Large Cap Growth Index	0.08	0.11	0.50	0.99	0.37
EQ/Large Cap Growth Managed Volatility	0.28	0.50	3.16	5.20	2.70
EQ/Large Cap Value Managed Volatility	0.15	0.47	3.28	5.69	3.21
EQ/Loomis Sayles Growth	0.74	1.25	8.77	15.89	9.96
EQ/MFS International Growth	0.66	1.92	17.44	27.91	14.36
EQ/Morgan Stanley Small Cap Growth	0.61	2.24	17.00	38.14	17.95
EQ/PIMCO Ultra Short Bond	8.91	7.83	38.32	26.92	2.63
EQ/Quality Bond PLUS	1.99	2.48	13.12	9.49	0.72
EQ/T. Rowe Price Growth Stock	0.20	0.32	1.94	3.47	1.13
Multimanager Core Bond	4.51	5.74	29.29	22.50	2.40
Multimanager Mid Cap Growth	2.10	2.81	8.28	11.09	4.65
Multimanager Mid Cap Value	1.33	2.40	15.95	12.01	4.28

Portfolios:	CharterSM Conservative	CharterSM Moderate	CharterSM Moderate Growth	CharterSM Growth	CharterSM Aggressive Growth	CharterSM Multi-Sector Bond	CharterSM Small Cap Growth	CharterSM Small Cap Value
1290 VT Energy	1.08%	3.03%	4.06%	6.86%	5.97%	—%	—%	—%
1290 VT Low Volatility Global Equity	1.78	2.95	3.17	2.94	1.84	—	—	—
1290 VT Convertible Securities	13.05	9.73	6.74	4.07	1.59	—	—	—
1290 VT DoubleLine Opportunistic Bond	—	—	—	—	—	3.05	—	—
1290 VT GAMCO Mergers & Acquisitions	0.26	0.29	0.33	0.19	0.07	—	—	—
1290 VT GAMCO Small Company Value	0.01	0.02	0.03	0.02	0.01	—	—	1.71
1290 VT High Yield Bond	0.94	0.65	0.42	0.20	0.04	8.40	—	—
1290 VT Micro Cap	0.11	0.18	0.21	0.20	0.13	—	20.88	—
1290 VT Natural Resources	0.33	0.73	0.94	1.75	1.47	—	—	—

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

Portfolios:	CharterSM Conservative	CharterSM Moderate		CharterSM Moderate Growth		CharterSM Growth		CharterSM Aggressive Growth		CharterSM Multi-Sector Bond	CharterSM Small Cap Growth	CharterSM Small Cap Value
1290 VT Real Estate	0.49%	1.12%		1.46%		2.08%		1.66%		—%	—%	—%
1290 VT Small Cap Value	—	—		—		—		—		—	—	35.96
1290 VT SmartBeta Equity	0.73	1.11		1.35		1.25		0.78		—	—	—
EQ/AB Small Cap Growth	0.02	0.04		0.04		0.04		0.03		—	—	—
EQ/BlackRock Basic Value Equity	0.03	0.04		0.05		0.05		0.03		—	—	—
EQ/Capital Guardian Research	0.20	0.34		0.38		0.36		0.22		—	—	—
EQ/ClearBridge Large Cap Growth	0.12	0.20		0.22		0.20		0.13		—	—	—
EQ/Core Bond Index	—	—	#	—	#	—	#	—		1.07	—	—
EQ/Emerging Markets Equity PLUS	0.69	1.10		1.25		1.15		0.74		—	—	—
EQ/Global Bond PLUS	1.16	0.81		0.51		0.25		0.05		—	—	—
EQ/Intermediate Government Bond	0.04	0.03		0.02		0.01		—	#	—	—	—
EQ/International Equity Index	0.06	0.11		0.12		0.11		0.07		—	—	—
EQ/Invesco Comstock	0.19	0.29		0.33		0.30		0.20		—	—	—
EQ/Janus Enterprise	0.06	0.10		0.11		0.10		0.07		—	—	—
EQ/MFS International Growth	0.06	0.09		0.10		0.09		0.06		—	—	—
EQ/Morgan Stanley Small Cap Growth	—	—		—		—		—		—	24.02	—
EQ/PIMCO Global Real Return	2.52	1.75		1.10		0.52		0.11		8.21	—	—
EQ/PIMCO Ultra Short Bond	0.23	0.16		0.10		0.05		0.01		—	—	—
EQ/Quality Bond PLUS	—	—		—		—		—		2.53	—	—
EQ/T. Rowe Price Growth Stock	0.03	0.04		0.05		0.04		0.03		—	—	—
Multimanager Core Bond	0.35	0.25		0.15		0.07		0.02		—	—	—
Multimanager Mid Cap Value	0.37	0.60		0.67		0.62		0.40		—	—	—

#	Percentage of ownership is less than 0.005%.

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation	Target 2055 Allocation
1290 VT High Yield Bond	1.78%	4.72%	2.71%	1.40%	—%
EQ/BlackRock Basic Value Equity	0.07	0.27	0.25	0.24	0.09
EQ/Core Bond Index	0.13	0.30	0.16	0.07	—	#
EQ/Emerging Markets Equity PLUS	2.52	13.14	13.17	11.41	2.98
EQ/Equity 500 Index	0.14	0.80	0.98	0.88	0.22

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation	Target 2055 Allocation
EQ/Global Bond PLUS	1.43%	3.29%	1.81%	0.69%	—%
EQ/International Equity Index	0.23	1.25	1.31	1.17	0.29
EQ/MFS International Growth	0.10	0.78	0.92	0.81	0.28
EQ/PIMCO Ultra Short Bond	0.25	0.56	0.30	0.12	—
EQ/Quality Bond PLUS	0.31	0.68	0.38	0.16	—
EQ/Small Company Index	0.13	1.00	1.19	1.04	0.31
Multimanager Aggressive Equity	0.05	0.20	0.17	0.14	0.08
Multimanager Mid Cap Growth	0.40	0.90	0.69	0.51	0.06
Multimanager Mid Cap Value	0.55	1.75	1.08	1.04	0.18

#	Percentage of ownership is less than 0.005%.

Note 9	Subsequent Events

The Adviser evaluated subsequent events from December 31, 2019, the date of these financial statements, through the date these financial statements were issued. The subsequent events include the following:

At a meeting held on December 4-5, 2019, the Board of Trustees of the Trust approved Plans of Reorganization and Termination (each, a “Reorganization Plan” and collectively, the “Reorganization Plans”), which provide for the reorganization of certain Portfolios of the Trust into existing Portfolios of the Trust or other existing portfolios of EQAT (each, a “Reorganization” and collectively, the “Reorganizations”) as follows:

Proposed Acquired Portfolios	Proposed Acquiring Portfolios
CharterSM Small Cap Value Portfolio	1290 VT Small Cap Value Portfolio, a series of EQAT
CharterSM Small Cap Growth Portfolio	EQ/Morgan Stanley Small Cap Growth Portfolio, a series of EQAT
CharterSM Moderate Portfolio CharterSM Moderate Growth Portfolio CharterSM Growth Portfolio CharterSM Aggressive Growth Portfolio	All Asset Growth-Alt 20 Portfolio, a series of EQAT
CharterSM Conservative Portfolio (each, an “Acquired Portfolio” and collectively, the “Acquired Portfolios”)	EQ/Conservative Allocation Portfolio, a series of the Trust (each, an “Acquiring Portfolio” and collectively, the “Acquiring Portfolios”)

Under the Reorganization Plans, each Reorganization will involve the transfer of all of the assets of the Acquired Portfolio to the corresponding Acquiring Portfolio in exchange for Acquiring Portfolio shares having an aggregate net asset value equal to the value of the Acquired Portfolio’s net assets; the Acquiring Portfolio’s assumption of all of the liabilities of the Acquired Portfolio; the distribution of Acquiring Portfolio shares to the shareholders of the Acquired Portfolio; and the complete termination of the Acquired Portfolio. Each Reorganization Plan is subject to approval by the shareholders of the respective Acquired Portfolio. A special shareholder meeting of the Acquired Portfolios is anticipated to be held on or about May 22, 2020 to vote on the Reorganization Plans. If shareholders approve the Reorganization Plans, it is anticipated that the Reorganizations will take place in early to mid-June, 2020.

Additionally, at a meeting held on December 4-5, 2019, the Board of Trustees of the Trust approved an amended Investment Advisory Agreement (“Amended Investment Advisory Agreement”) between the Trust and the Adviser, including an increase in the investment advisory fee rate, and new Investment Sub-Advisory Agreements between the Adviser and each of Loomis, Sayles & Company, L.P, Brandywine Global

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Concluded)

December 31, 2019

Investment Management, LLC, and AXA Investment Managers, Inc. (collectively, the “Sub-Advisers”) with respect to the CharterSM Multi-Sector Bond Portfolio (“Restructured Portfolio”), as well as certain changes to the Restructured Portfolio’s investment strategy and policies, performance benchmark and a change in the Restructured Portfolio’s name to EQ/Core Plus Bond Portfolio (these changes collectively are referred to as the “Restructuring Plan”). Under the Restructuring Plan, the Restructured Portfolio will change from a bond fund-of-funds strategy to a strategy pursuant to which the assets of the Restructured Portfolio will be allocated among the Sub-Advisers, each of which will invest its allocated portion of the Restructured Portfolio’s assets directly in debt securities and other instruments. The proposed Amended Investment Advisory Agreement is subject to approval by the shareholders of the Restructured Portfolio. A special shareholder meeting of the Restructured Portfolio is anticipated to be held on or about April 10, 2020. If shareholders approve the Amended Investment Advisory Agreement, it is anticipated that all of the changes proposed under the Restructuring Plan will become effective on or about May 1, 2020.

Note 10	Pending Legal Proceedings

In November 2010, the Trust and EQ Advisors Trust, and several of their respective portfolios (the “Named Portfolios”), were named as defendants and putative members of the proposed defendant class of shareholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to the Trust and EQ Advisors Trust, and the Named Portfolios, as holders of publicly-traded shares of Tribune Company, which were components of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

The Committee’s suit (“Committee Suit”) has been consolidated with a number of related lawsuits filed by Tribune noteholders (“Noteholders”) and retiree participants in certain Tribune-defined compensation plans (“Retirees”) around the United States into a single multi- district litigation proceeding now pending in the United States District Court for the Southern District of New York (In re: Tribune Company Fraudulent Conveyance Litigation).

The lawsuits do not allege any misconduct by the Trust, EQ Advisors Trust or the Named Portfolios.

On December 19, 2019, the United States Court of Appeals for the Second Circuit (the “Second Circuit”) affirmed the dismissal of the Noteholder and Retiree lawsuits. On January 2, 2020, the Noteholders and Retirees moved for rehearing of the Second Circuit’s December 19, 2019 decision. On January 7, 2020, the Tribune Litigation Trust, successor to the Committee, filed its appeal with the Second Circuit seeking to reverse: (a) the January 2017 dismissal of its intentional fraudulent transfer claim; and (b) the April 2019 denial of its motion for leave to add a constructive fraudulent transfer claim. As of this writing, all matters pending before the U.S. District Court have been concluded and the multi-district litigation proceeding has been closed, subject only to further appellate proceedings at the Second Circuit and beyond.

The Trust cannot predict the outcome of these lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Named Portfolios, the payment of such judgments or settlements could have an adverse effect on each Named Portfolio’s net asset value. However, no liability for litigation relating to this matter has been accrued in the financial statements of the Named Portfolios, as the Adviser believes a loss is not probable. As a result of business combinations, the Named Portfolios which were formerly part of the Trust were acquired by portfolios of EQ Advisors Trust and are therefore not presented in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AXA Premier VIP Trust and Shareholders of each of the eighteen funds listed below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of EQ/Conservative Allocation Portfolio, EQ/Conservative-Plus Allocation Portfolio, EQ/Moderate Allocation Portfolio, EQ/Moderate-Plus Allocation Portfolio, EQ/Aggressive Allocation Portfolio, CharterSM Conservative Portfolio, CharterSM Moderate Portfolio, CharterSM Moderate Growth Portfolio, CharterSM Growth Portfolio, CharterSM Aggressive Growth Portfolio, CharterSM Multi-Sector Bond Portfolio, CharterSM Small Cap Growth Portfolio, CharterSM Small Cap Value Portfolio, Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio and Target 2055 Allocation Portfolio (constituting AXA Premier VIP Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2019, the related statements of operations for the year ended December 31, 2019, the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 17, 2020

We have served as the auditor of one or more investment companies in the AXA FMG LLC — advised mutual fund complex since 1997.

AXA PREMIER VIP TRUST

DISCLOSURE REGARDING INVESTMENT MANAGEMENT AGREEMENT APPROVAL

APPROVAL OF INVESTMENT ADVISORY AGREEMENT DURING THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2019 (UNAUDITED)

At a meeting held on July 16-18, 2019, the Board of Trustees (the “Board”) of AXA Premier VIP Trust (the “Trust”), including those Trustees who are not parties to the Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust and AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Adviser”) with respect to the Portfolios listed below, for an additional one-year term.

EQ/Aggressive Allocation Portfolio

EQ/Conservative Allocation Portfolio

EQ/Conservative-Plus Allocation Portfolio

EQ/Moderate Allocation Portfolio

EQ/Moderate-Plus Allocation Portfolio

(collectively, the “EQ Allocation Portfolios”)

Target 2015 Allocation Portfolio

Target 2025 Allocation Portfolio

Target 2035 Allocation Portfolio

Target 2045 Allocation Portfolio

Target 2055 Allocation Portfolio

(collectively, the “Target Allocation Portfolios”)

CharterSM Aggressive Growth Portfolio

CharterSM Conservative Portfolio

CharterSM Growth Portfolio

CharterSM Moderate Growth Portfolio

CharterSM Moderate Portfolio

CharterSM Multi-Sector Bond Portfolio

CharterSM Small Cap Growth Portfolio

CharterSM Small Cap Value Portfolio

(collectively, the “Charter Portfolios”)

In reaching its decision to renew the Agreement with respect to each Portfolio, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to each Portfolio, including: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by the Adviser and its affiliates, including the investment performance of the Portfolio; (2) the level of the Portfolio’s management fee and the Portfolio’s expense ratios relative to those of peer funds; (3) the costs of the services to be provided by and the profits to be realized by the Adviser and its affiliates from their relationships with the Portfolio; (4) the anticipated effect of growth and size on the Portfolio’s performance and expenses, including any potential economies of scale and, if so, whether any such economies of scale are equitably shared with investors; and (5) “fall-out” benefits that may accrue to the Adviser and its affiliates (that is, indirect benefits that the Adviser or its affiliates would not receive but for their relationships with the Portfolio). In considering the Agreement, the Board members did not identify any particular factor or information that was all-important or controlling, and each Trustee may have given different weights to different factors and, thus, each Trustee may have had a different basis for his or her decision.

The Board noted that the Trust is an affiliated investment company of EQ Advisors Trust and 1290 Funds, which are also managed by the Adviser, and that all of the Board members also currently serve on the Boards of Trustees of EQ Advisors Trust and 1290 Funds. The Trustees also noted that, as a result of their service on the Boards of Trustees of EQ Advisors Trust and 1290 Funds, the Trustees were familiar with the funds-of-funds structure of the Portfolios of the Trust and with matters that may arise due to the structure of the Portfolios, as EQ Advisors Trust and 1290 Funds have series that, like the Portfolios of the Trust, operate as funds-of-funds managed by the Adviser, and other series of EQ Advisors Trust serve as underlying investment options for the Portfolios of the Trust. In considering the renewal of the Agreement, the Trustees took into account information (both written and oral) relating to the Adviser and to the funds-of-funds structure of the Portfolios of the Trust provided to them in their capacities as Trustees of EQ Advisors Trust and 1290 Funds.

In connection with its deliberations, the Board took into account information (both written and oral) provided to the Board, including its various committees, throughout the year, as well as information provided specifically in connection with the annual renewal process. The Trustees also recognized that the contractual arrangements for the Portfolios have been reviewed by the Trustees and discussed with the Adviser in prior years and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Information provided and discussed throughout the year included investment performance reports and related financial and general market outlook information for each Portfolio, as well as periodic reports on, among other matters, brokerage allocation and execution; pricing and valuation; legal and compliance matters; shareholder and other services and support provided to the Portfolios by the Adviser and its affiliates; actual and potential conflicts of interest that could impact the business operations and relationships of the Adviser and the Trust; sales and marketing activity; and risk management.

Information provided and discussed specifically in connection with the annual renewal process included a report prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of mutual fund industry data, as well as additional substantial material prepared by management. Broadridge provided its report directly to the Independent Trustees and included in its report comparative fee, expense, and investment performance information for each Portfolio. The materials provided by Broadridge in connection with the July 2019 annual renewal process reflected certain enhancements to the presentation and format of the materials provided by Broadridge in connection with the July 2018 annual renewal process. The enhancements were based on a review of the materials by the Independent Trustees, in consultation with their independent legal counsel, intended to ensure that the Independent Trustees continue to receive comparative fee, expense, and investment performance information in a format that enhances their review of the Portfolios’ investment advisory arrangements. The additional material prepared by management generally included Portfolio-by-Portfolio information showing each Portfolio’s average net assets; management fees; expense ratios; expense limitation arrangements; investment performance (in addition to the performance information prepared by Broadridge); and profitability information, including information regarding the profitability of the Adviser’s operations on an overall Trust basis, as well as on a Portfolio-by-Portfolio basis. In addition, for each Portfolio, the Adviser provided separate materials describing the Portfolio’s investment performance over various time periods and the services provided and the fees charged with respect to the Portfolio, and discussing whether the Portfolio had performed as expected over time and other matters.

The annual renewal process extends over at least two regular meetings of the Board in June and July to ensure that the Adviser has time to respond to any questions the Independent Trustees may have on their initial review of the materials and that the Independent Trustees have time to consider those responses. The Independent Trustees also held a conference call in advance of the meeting at which the Board approved the renewal of the Agreement to review the information provided and communicated follow-up questions for management to address at the renewal meeting. The Independent Trustees also met in executive sessions during the meeting to discuss the Agreements and the information provided. When invited, management representatives attended portions of the executive sessions to review and discuss matters relating to the Agreement and to provide additional information requested by the Independent Trustees. At the meeting and during the portions of the executive sessions attended by management, the Independent Trustees and management engaged in extensive discussions and negotiations regarding the Agreement. As noted below, as a result of these extensive discussions and negotiations, the Adviser agreed to implement revisions to the management fee rate schedule for multiple Portfolios that are expected to lower these Portfolios’ management fees at current and/or higher asset levels. The Independent Trustees were assisted by independent legal counsel prior to and during the meeting and during their deliberations regarding the Agreement, and also received from legal counsel materials addressing, among other things, the legal standards applicable to their consideration of the proposed renewal of the Agreement. In addition, the Independent Trustees reviewed information and met during the year to discuss information relevant to their annual consideration of the Agreement.

Although the Board approved the renewal of the Agreement for all of the Portfolios at the same Board meeting, the Board considered each Portfolio separately. In approving the renewal of the Agreement with respect to each Portfolio, each Trustee, including the Independent Trustees, on the basis of their business judgment after review of the information provided, determined that the management fee was fair and reasonable and that the renewal of the Agreement was in the best interests of the applicable Portfolio and its investors. Although the Board gave attention to all information provided, the following discusses some of the primary factors it deemed relevant to its decision to renew the Agreement.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality and extent of the overall services to be provided to each Portfolio and its investors by the Adviser and its affiliates. In addition to the investment performance and expense information discussed below, the Board considered the Adviser’s responsibilities with respect to each Portfolio and the Adviser’s experience in serving as the investment adviser for the Portfolios and for series of EQ Advisors Trust and 1290 Funds, including series that, like the Portfolios of the Trust, are structured as funds-of-funds.

The Board considered that the Adviser is responsible for, among other things, developing investment strategies for the Portfolios; making investment decisions for the Portfolios; monitoring and evaluating the performance of the Portfolios; monitoring the investment operations and composition of the Portfolios and, in connection therewith, monitoring compliance with the Portfolios’ investment objectives, policies and restrictions, as well as the Portfolios’ compliance with applicable law and the Trust’s compliance policies and procedures; placing orders for the purchase and sale of investments for the Portfolios; monitoring brokerage selection, commission and other trading costs, quality of execution, and other brokerage matters, where applicable; coordinating and managing the flow of information and communications relating to the Portfolios among the applicable parties; coordinating responses to regulatory agency inquiries relating to the operations of the Trust and coordinating litigation matters involving the Adviser and the Trust; and implementing Board directives as they relate to the Portfolios. The Board also considered information regarding the Adviser’s process for making investment decisions for the Portfolios, as well as information regarding the qualifications and experience of, and resources available to, the personnel who perform those functions with respect to the Portfolios. The Board further considered that the Adviser also provides the Trust with personnel, including Trust officers, in connection with carrying out its responsibilities and is responsible for coordinating the development of new initiatives and evaluating the impact of proposed products and services on the Trust and its assets. The Board also considered that the Adviser assumes significant entrepreneurial risk in sponsoring new portfolios and that the Adviser also bears and assumes significant ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks, with respect to all Portfolios. The Board considered that the Adviser’s responsibilities with respect to all Portfolios include daily monitoring of investment, operational, enterprise, litigation, regulatory and compliance risks as they relate to the Portfolios. The Board also considered information regarding, and met regularly with the Trust’s Director of Risk to discuss, the Adviser’s ongoing risk management activities and reporting.

The Board also considered, among other factors, periodic reports provided to the Board regarding the services provided by the Adviser and its affiliates. In addition, the Board considered the allocation of Portfolio brokerage, including any allocations to broker-dealers affiliated with the Adviser. In this regard, the Board also considered the Adviser’s trading experience and received information regarding how the Adviser seeks to achieve “best execution” on behalf of a Portfolio, including a report by an independent portfolio trading analytical firm. The Board also considered the Trust’s Chief Compliance Officer’s evaluation of the Adviser’s compliance program, policies, and procedures, including those relating to cybersecurity, and any compliance matters involving the Adviser that had been brought to the Board members’ attention during the year. In addition, the Board considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the Adviser and reviewed information regarding the Adviser’s financial condition and history of operations and potential conflicts of interest in managing the Portfolios. In this regard, the Board also received materials regarding the practices, policies and procedures adopted by the Adviser and the Trust to identify and mitigate actual and potential conflicts of interest.

The Board also considered the benefits to investors from participation in an FMG LLC-sponsored mutual fund, including the benefits of investing in a fund that is part of a large family of funds offering a wide range of portfolios, advisers and investment styles. The Board likewise considered that investors have chosen to invest in FMG LLC-sponsored mutual funds. In addition, the Board considered the nature, quality and extent of the administrative, investor servicing and distribution services that the Adviser and its affiliates provide to the Portfolios and their shareholders. The Board also noted that, throughout the past year, the Adviser and its affiliates had continued or undertaken initiatives intended to enhance various aspects of the Trust’s and the Board’s operations and investors’ experience with the FMG LLC-sponsored mutual funds. The Board noted that two new Independent Trustees, who had been serving as consultants to the Board and attending Board meetings since September 1, 2018, were elected to the Board effective January 1, 2019. The Board also noted strategic and other actions and initiatives that the Adviser had identified, including actions and initiatives that are part of a broader effort to coordinate and enhance the collective efficiency of the governance and oversight of the fund complex and provide for potential cost savings to shareholders of the Portfolios that may result from such efficiencies. In this regard, the

Board also noted that the Adviser continually reviews the overall line-up of investment options and conducts in-depth analysis of its entire fund complex to provide recommendations to the Board to streamline and strengthen the fund complex’s line-up.

The Board also considered strategic and other actions taken by the Adviser in response to recent events within the mutual fund industry, including actions taken in response to regulatory initiatives, as well as other significant judicial and other developments affecting the mutual fund industry. The Board also considered strategic and other actions taken by the Adviser in response to recent market conditions and considered the overall performance of the Adviser in this context. In this regard, among other things, the Board members requested and received throughout the past year information from the Adviser and various service providers on various topics impacting all mutual funds, including pricing and valuation of portfolio securities; liquidity risk management; cybersecurity; new reporting and disclosure requirements for mutual funds; trustee independence; and evolving technologies in the mutual fund industry. The Board noted that certain of these topics may present significant ongoing challenges for mutual funds and result in an increase in the responsibilities and costs of mutual fund service providers, including the Adviser.

The Board also considered that, since the July 2018 annual renewal process, the Adviser and its affiliates had continued to update the Board on matters relating to the ongoing sale by AXA S.A. (“AXA”), the Adviser’s ultimate parent company, of its remaining ownership interest in its U.S. subsidiary, AXA Equitable Holdings, Inc. (“AEH”) — and, indirectly, the Adviser — through a series of sales of AEH’s common stock (the “Sell-Down Plan”). In this regard, the Board also noted that it had received from the Adviser and its affiliates representations that their separation from AXA as contemplated by the Sell-Down Plan would not lead to a reduction in the quality or scope of portfolio management, administrative, regulatory compliance and other services provided by those firms to the Portfolios.

For purposes of evaluating the nature, quality and extent of the overall services provided to each Portfolio, the Board also took into account discussions with the Adviser about Portfolio investment performance, as well as the investment performance of series of EQ Advisors Trust that serve as underlying investment options for the Portfolios of the Trust, that occur at Board and Investment Committee meetings throughout the year. In this regard, the Board noted that, as part of regularly scheduled Portfolio reviews and other detailed reports to the Board on Portfolio performance, the Board periodically considered information regarding each Portfolio’s performance over various time periods on both an absolute basis and relative to an appropriate broad-based securities market index (“benchmark”) and/or a custom blended index developed by the Adviser that comprises broad-based indexes (“blended benchmark”) and a peer group of other mutual funds deemed by Broadridge to be comparable to the Portfolio (“peer group”). The performance information generally included, among other information, annual total returns, average annual total returns, cumulative returns and/or rolling period total returns. The Board also considered certain information, reflected in Appendix A, provided to the Board regarding each Portfolio’s performance relative to a benchmark and/or a blended benchmark and a peer group for the one-, three-, five- and ten-year periods, as applicable, and since inception periods ended March 31, 2019. The Board noted that this information supplemented other performance information provided to the Board throughout the year and in connection with the annual renewal process. The Board also considered information, provided directly to the Board by Broadridge, regarding each Portfolio’s performance over various time periods relative to a benchmark and/or a blended benchmark and peer groups.

The Board received a description of, and factored into its evaluation of each Portfolio’s performance the limitations inherent in, Broadridge’s methodology for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that Broadridge’s methodology may result in similar Portfolios being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by Broadridge provided a useful measure of comparative performance.

In evaluating the Portfolios’ performance, the Board generally considered long-term performance to be more important than short-term performance and also took into account factors including general market conditions (including the amount of volatility in the market over the past year); the “style” in which the Portfolios are managed, as applicable, and whether that style is in or out of favor in the market; the relative sizes of the

Portfolios; issuer-specific information; and fund cash flows. In this regard, the Board also noted how changes in time periods for performance calculations (for example, whether a one-year period is from December to December or March to March) can significantly impact a Portfolio’s returns and peer ranking on a relative basis. The Board also considered that variations in performance among a Portfolio’s operating classes reflect variations in class expenses, which result in lower performance for higher expense classes.

EQ Allocation Portfolios

With respect to the performance of the EQ Allocation Portfolios, the Board considered that each Portfolio operates as a fund-of-funds and invests in a combination of other mutual funds (underlying portfolios) and recognized, therefore, that each Portfolio’s performance is based, in part, on the total returns of the underlying portfolios in which it invests.

With respect to the benchmark performance comparisons, the Board took into account each Portfolio’s current allocation target (that is, the approximate percentage of a Portfolio’s assets allocated to equity securities or fixed income securities through its investments in underlying portfolios) and compared each Portfolio’s performance to the performance of the S&P 500 Index and/or the Bloomberg Barclays U.S. Intermediate Government Bond Index, accordingly.

The Board factored into its evaluation of each EQ Allocation Portfolio’s performance the limitations inherent in comparing the performance of asset allocation funds, such as the Portfolios, which may invest in equity and debt securities, to the performance of a benchmark that consists entirely of equity or debt securities and to the performance of a peer group that includes funds that may allocate their assets between equity and debt securities in different percentages over time than the Portfolios and among other asset classes. In this respect, the Board noted that, for each Portfolio, the Adviser had developed and implemented a custom blended benchmark that comprises broad-based indexes and has weighted levels of exposure to both equity and debt securities. The Board considered each Portfolio’s blended benchmark in evaluating the Portfolio’s performance. The Board further considered that the underlying portfolios in which each Portfolio invests may employ a tactical volatility management strategy that is intended to reduce the volatility associated with investing in equity securities in an effort to produce more favorable risk-adjusted returns over extended market cycles. The Board noted that the funds in each Portfolio’s peer group may or may not employ a tactical volatility management strategy like that employed by underlying portfolios in which the Portfolio invests.

The Board and the Adviser discussed the performance of each EQ Allocation Portfolio, including whether each Portfolio had performed as expected over time. The Board and the Adviser also discussed, where applicable, the reasons for a Portfolio’s underperformance for certain periods relative to its peer group, benchmark, and/or blended benchmark, as well as actions being taken to enhance that Portfolio’s performance. In this regard, the Board noted that performance is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreement and that, after considering all relevant factors, it can reach a decision to renew the Agreement notwithstanding a Portfolio’s underperformance.

Based on its review and the explanations provided by the Adviser regarding the performance of each EQ Allocation Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Adviser’s continued management of the Portfolio.

Target Allocation Portfolios

With respect to the performance of the Target Allocation Portfolios, the Board considered that each Portfolio operates as a fund-of-funds and invests in a combination of other mutual funds (underlying portfolios) and recognized, therefore, that each Portfolio’s performance is based, in part, on the total returns of the underlying portfolios in which it invests.

The Board factored into its evaluation of each Target Allocation Portfolio’s performance the limitations inherent in comparing the performance of time-weighted asset allocation funds, such as the Portfolios, which may invest in equity and debt securities, to the performance of a peer group that includes funds that may allocate their assets between equity and debt securities in different percentages over time than the Portfolios and among other asset classes. The Board also factored into its evaluation of each Target Allocation Portfolio’s performance that, although the Portfolio’s benchmark may correspond to a particular target retirement date, it may have levels of exposure to equity and debt securities that vary from the Portfolio’s asset allocation over time. The Board also took note of the relatively small size of each Target Allocation Portfolio and the likely impact that a Portfolio’s size has on its expenses and performance. The Board also noted that the Target 2055 Allocation Portfolio had only a short operating history on which to evaluate performance.

The Board and the Adviser discussed the performance of each Target Allocation Portfolio, including whether each Portfolio had performed as expected over time. The Board and the Adviser also discussed, where applicable, the reasons for a Portfolio’s underperformance for certain periods relative to its peer group and/or benchmark, as well as actions being taken to enhance that Portfolio’s performance. In this regard, the Board noted that performance is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreement and that, after considering all relevant factors, it can reach a decision to renew the Agreement notwithstanding a Portfolio’s underperformance.

Based on its review and the explanations provided by the Adviser regarding the performance of each Target Allocation Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Adviser’s continued management of the Portfolio.

Charter Portfolios

With respect to the performance of the Charter Portfolios, the Board considered that each Portfolio currently operates as a fund-of-funds and invests in securities of other mutual funds and in exchange-traded securities of other investment companies or investment vehicles (referred to collectively as underlying portfolios) and recognized, therefore, that each Portfolio’s performance is based, in part, on the total returns of the underlying portfolios in which it invests.

The Board noted, however, that prior to April 18, 2014 (the “Conversion Date”) each of the CharterSM Multi-Sector Bond, CharterSM Small Cap Growth and CharterSM Small Cap Value Portfolios had different investment policies and operated as a multimanager fund by allocating its assets among multiple investment advisers who managed their allocated portions of a Portfolio using different but complementary investment strategies. Therefore, the Board focused on each Portfolio’s performance since the Conversion Date.

The Board also factored into its evaluation of each of the CharterSM Aggressive Growth, CharterSM Conservative, CharterSM Growth, CharterSM Moderate Growth and CharterSM Moderate Portfolios’ performance the limitations inherent in comparing the performance of asset allocation funds, such as the Portfolios, which may invest in equity and debt securities, to the performance of a peer group that includes funds that may allocate their assets between equity and debt securities in different percentages over time than the Portfolios and among other asset classes. The Board also took note of the relatively small size of each of the Charter Portfolios and the likely impact that a Portfolio’s size has on its expenses and performance.

In evaluating the performance of each of the Charter Portfolios, the Board also took into account that the Adviser was considering potential recommendations to the Board with respect to the Charter Portfolios.

The Board and the Adviser discussed the performance of each Charter Portfolio, including whether each Portfolio had performed as expected over time. The Board and the Adviser also discussed, where applicable, the reasons for a Portfolio’s underperformance for certain periods relative to its peer group, benchmark, and/or blended benchmark, as applicable, as well as actions being taken to enhance that Portfolio’s performance. In this regard, the Board noted that performance is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreement and that, after considering all relevant factors, it can reach a decision to renew the Agreement notwithstanding a Portfolio’s underperformance.

Based on its review and the explanations provided by the Adviser regarding the performance of each Charter Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Adviser’s continued management of the Portfolio.

All Portfolios

Based on its review, the Board determined, with respect to each Portfolio, that the nature, quality and extent of the overall services provided by the Adviser and its affiliates were appropriate for the Portfolio in light of its investment objectives and, thus, supported a decision to approve the renewal of the Agreement.

Expenses

The Board considered each Portfolio’s management fee in light of the nature, quality and extent of the overall services provided by the Adviser. The Board also reviewed comparative fee and expense information for each Portfolio provided directly to the Board by Broadridge. The information provided by Broadridge included an analysis of how each Portfolio’s contractual management fee, actual management fee, other expense components, and total expense ratio compared with those of peer groups of other mutual funds selected by Broadridge as constituting an appropriate expense comparison for the Portfolio (a Portfolio’s “Broadridge category”). For each Portfolio, Broadridge provided information on the Portfolio’s contractual management fee in comparison with the contractual management fee that would have been charged by other funds within a Broadridge category assuming the other funds were similar in size to the Portfolio, as well as information on the Portfolio’s actual management fee and total expense ratio in comparison with those of other funds within a Broadridge category. The management fee analysis includes within such fee any separate administrative fee paid by a fund, including the administrative fee a Portfolio paid to the Adviser in its capacity as administrator for the Portfolio. The contractual management fee analysis does not take into account any fee reimbursements or waivers, whereas the actual management fee analysis does take into account any management (including any administrative) fee reimbursements or waivers that benefit a fund. The total expense ratio represents a fund’s total net operating expenses and takes into account any expense reimbursements or fee waivers that benefit a fund. Broadridge provided, and the Board considered, total expense ratio comparisons including and excluding any 12b-1 or non 12b-1 service fees, and including fees and expenses of any underlying funds in which a fund invests.

The Broadridge expense data was based upon historical information taken from each Portfolio’s audited annual report for the period ended December 31, 2018. Broadridge provided expense data for Class B shares of each Portfolio. The Board reviewed the expense data for Class B shares as a proxy for all of a Portfolio’s operational share classes. In this regard, the Board noted that the expenses for a Portfolio’s Class B shares are generally equal to the expenses for a Portfolio’s Class A shares (as applicable) and higher than the expenses for a Portfolio’s Class K shares (as applicable) and that the expense comparisons may differ for different classes. Portfolio-specific contractual management fee and total expense ratio comparisons are provided below. The total expense ratio comparisons exclude any 12b-1 or non 12b-1 service fees, but include fees and expenses of any underlying funds in which a fund invests.

The Board received a description of, and factored into its evaluation of each Portfolio’s fees and expenses the limitations inherent in, Broadridge’s methodology for developing and constructing Broadridge categories and for determining, from year to year, which mutual funds should be included in which Broadridge categories, among other things. In this regard, the Board also noted that Broadridge’s methodology may result in similar Portfolios being included in different peer groups. The Board recognized these inherent limitations and, taking into account commentary and supporting data presented by management, also recognized that comparisons between a Portfolio and other mutual funds in a Broadridge category may not be as relevant in certain circumstances, given that in some cases a Portfolio may exhibit notable differences (for example, in its objective(s), management techniques, relative size, and operating structure) when compared to other mutual funds in a Broadridge category. The Board also noted that the number of mutual funds included in a Broadridge category may be relatively small and may differ significantly from category to category and from year to year and that the constituent mutual funds included in a Broadridge category (as well as their respective management/administrative fees and total expense ratios) also may differ from year to year, which can limit the relevance of the comparisons. The Board also noted that there is no standard definition of advisory and administrative services, meaning that different mutual funds may receive different services, rendering fee and expense comparisons more difficult. Nonetheless, the Board believed that the independent analysis conducted by Broadridge assisted the Board in evaluating the reasonableness of each Portfolio’s management fee and total expense ratio. The Board also considered that all fees and expenses of each Portfolio are explicitly disclosed in Portfolio offering documents.

The Board also considered each Portfolio’s management fee rate relative to the management fee rates of other portfolios managed by the Adviser that, like the Portfolios, are structured as funds-of-funds, and noted that differences in the level of the fees reflected differences between a Portfolio and other funds-of-funds managed by the Adviser.

The Board further considered that the management fee rate schedule for each of the EQ Allocation Portfolios includes breakpoints that reduce the fee rate as a Portfolio’s assets increase above certain levels. The Board also considered that the administrative fee rate schedule for all of the Portfolios aggregates the assets managed by the

Adviser in these Portfolios and in several portfolios of EQ Advisors Trust, which is expected to reduce the likelihood that a Portfolio’s administrative fee would increase in the future if the Portfolio’s assets decline over time, and includes breakpoints that reduce the fee rate as aggregate Portfolio assets increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective management and/or administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board considered that the Adviser had contractually agreed to make payments or waive all or a portion of its management, administrative and other fees so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in its prospectus. In this regard, the Board also noted that each Portfolio’s expense limitation arrangement includes the fees and expenses of the underlying portfolios in which the Portfolio invests and, thus, such fees and expenses would not cause a Portfolio’s annual operating expenses to exceed its expense limitation.

EQ Allocation Portfolios

The Board considered that the contractual management fee for each Portfolio was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class B shares of each Portfolio was above (but, for the EQ/Conservative Allocation Portfolio, within five basis points of) the median for the Portfolio’s respective Broadridge category.

The Board also noted that, as a result of the expense limitation arrangement described above, the actual management fee for the EQ/Conservative Allocation Portfolio was lower than the Portfolio’s contractual management fee.

The Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had agreed, effective October 1, 2019, to lower the asset levels required to reach certain breakpoints in, and to add a new breakpoint to, the management fee rate schedule applicable to each EQ Allocation Portfolio. The Board noted that this action is expected to lower the Portfolios’ management fees at current and/or higher asset levels.

Based on its review, the Board determined, with respect to each EQ Allocation Portfolio, that the Adviser’s management fee is fair and reasonable.

Target Allocation Portfolios

The Board considered that the contractual management fee for the Target 2015 Allocation Portfolio was at the median for the Portfolio’s Broadridge category, and the contractual management fee for each of the Target 2025 Allocation, Target 2035 Allocation, Target 2045 Allocation and Target 2055 Allocation Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class B shares of each Portfolio was above (but, for the Target 2055 Allocation Portfolio, within five basis points of) the median for the Portfolio’s respective Broadridge category.

The Board also took note of the relatively small size of each Portfolio and the likely impact that a Portfolio’s size has on its expenses.

The Board also noted that, as a result of the expense limitation arrangement described above, the actual management fee for each Portfolio was lower than the Portfolio’s contractual management fee.

Based on its review, the Board determined, with respect to each Target Allocation Portfolio, that the Adviser’s management fee is fair and reasonable.

Charter Portfolios

The Board considered that the contractual management fee for the CharterSM Multi-Sector Bond Portfolio was below the median for the Portfolio’s Broadridge category. The Board also considered that the total expense ratio for the Class B shares of the Portfolio was above the median for the Portfolio’s Broadridge category. The Board noted that, due to the limited number of comparable funds-of-funds, the Portfolio’s Broadridge category included funds that do not operate as funds-of-funds. The Board noted that funds, like the Portfolio, that operate as funds-of-funds typically have lower management fees than funds that do not operate as funds-of-funds due to the different services performed by an investment manager in managing funds-of-funds.

The Board considered that the contractual management fee for each of the CharterSM Small Cap Growth and CharterSM Small Cap Value Portfolios was at the median for the Portfolio’s respective Broadridge category, and the contractual management fee for each of the CharterSM Aggressive Growth, CharterSM Conservative, CharterSM

Growth, CharterSM Moderate Growth and CharterSM Moderate Portfolios was above the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class B shares of each Portfolio was above the median for the Portfolio’s respective Broadridge category.

The Board also took note of the relatively small size of each Portfolio and the likely impact that a Portfolio’s size has on its expenses.

The Board also noted that, as a result of the expense limitation arrangement described above, the actual management fee for each Portfolio was lower than the Portfolio’s contractual management fee.

The Board also took into account that the Adviser was considering potential recommendations to the Board with respect to the Charter Portfolios.

Based on its review, the Board determined, with respect to each Charter Portfolio, that the Adviser’s management fee is fair and reasonable.

Profitability and Costs

The Board also considered the level of profits realized by the Adviser and its affiliates in connection with the operation of each Portfolio. In this respect, the Board reviewed profitability information setting forth the overall profitability of the Trust to the Adviser and its affiliates, as well as the Adviser’s and its affiliates’ profits in providing management and other services to each of the individual Portfolios during the 12-month period ended December 31, 2018, which was the most recent fiscal year for the Adviser. The Board also considered a year-over-year comparison of profitability information for the one-year periods ended December 31, 2018, 2017, and 2016.

In reviewing the Adviser’s profitability analysis, attention was given to the methodology the Adviser followed in determining and allocating costs to each Portfolio. The Board recognized that cost allocation methodologies are inherently subjective and various cost allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that, although the cost allocation methodology reflected certain changes in the Adviser’s and its affiliates’ cost accounting and other appropriate adjustments, it was consistent with the redesigned cost allocation methodology followed in the profitability report presentation for the Portfolios made in the prior year. The Board also noted that, in consultation with and through independent legal counsel, the Board’s Audit Committee had engaged an outside consultant to conduct an assessment of the redesigned cost allocation methodology prior to its being integrated into the Adviser’s profitability analysis in connection with the July 2018 annual renewal process. At that time, the Board took into account the consultant’s reported findings that, among other things, the redesigned cost allocation methodology includes expense categories that are reasonable and consistent to the services the Adviser provides to the Portfolios, the expense categories reviewed are consistent with industry practices and related cost allocation methods, and the allocation of those expenses and associated logic for the allocation to management and administration related revenue categories appear reasonable and consistent with observed industry practices and other established standards. The Board further noted that, in connection with the July 2019 annual renewal process, the Audit Committee had requested that the consultant review and update its prior report in light of the adjustments that had been made to the redesigned cost allocation methodology and that, following such review, the consultant’s aforementioned reported findings remained unchanged. The Board also took into account management’s ongoing costs and expenditures in providing and improving services for the Portfolios, as well as the need to meet additional regulatory and compliance requirements resulting from changes in rules and other regulations and to adapt to other challenges impacting the mutual fund industry. In addition, the Board considered information prepared by management and from third party sources comparing the profitability of the Adviser on an overall basis to the profitability of other publicly held asset managers (including asset managers similar to the Adviser) over various time periods.

Based on its consideration of the factors above, the Board determined that the level of profits realized by the Adviser and its affiliates from providing services to each Portfolio was not excessive in view of the nature, quality and extent of services provided.

Economies of Scale

The Board also considered whether economies of scale or efficiencies are realized by the Adviser as the Portfolios grow larger, the extent to which this is reflected in the level of management and administrative fees charged, and whether there is potential for realization of any further economies of scale or efficiencies. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the

Board considered that any realized economies of scale or efficiencies may be shared with portfolios and their shareholders in a variety of ways, including: (i) breakpoints in the management fee or other fees so that a portfolio’s effective fee rate declines as the portfolio grows in size, (ii) subsidizing a portfolio’s expenses by making payments or waiving all or a portion of the management fee or other fees so that the portfolio’s total expense ratio does not exceed certain levels, (iii) setting the management fee or other fees so that a portfolio is priced to scale, which assumes that the portfolio has sufficient assets from inception to operate at a competitive fee rate without any fee waiver or expense reimbursement from the manager, and (iv) reinvestment in, and enhancements to, the services that the manager and its affiliates provide to a portfolio and its shareholders. The Board noted that the management fee rate schedule for the EQ Allocation Portfolios includes breakpoints that reduce the fee rate as Portfolio assets increase above certain levels. In this connection, the Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had agreed, effective October 1, 2019, to implement revisions to the management fee rate schedule for each of the EQ Allocation Portfolios, as noted above. The Board also noted that the administrative fee rate schedule for all of the Portfolios aggregates the assets managed by the Adviser in these Portfolios and in several portfolios of EQ Advisors Trust and includes breakpoints that reduce the fee rate as aggregate Portfolio assets increase above certain levels. The Board also considered that, as funds-of-funds that indirectly bear the expenses charged by the underlying portfolios in which they invest, the Portfolios would benefit from any breakpoints in the management and/or administrative fee rate schedules for the underlying portfolios, in particular the underlying portfolios managed by the Adviser. The Board also noted that, although the management fees for the Target Allocation Portfolios and the Charter Portfolios do not include breakpoints, the Adviser was subsidizing all of the Portfolios’ expenses by making payments or waiving all or a portion of its management, administrative and other fees so that each Portfolio’s total expense ratios do not exceed certain contractual levels as set forth in its prospectus. In addition, the Board considered that the Adviser shares any realized economies of scale with the Portfolios in other ways, which may include setting the management or other fees for a Portfolio so that they are priced to scale. The Board considered that the effect of this pricing strategy is that the Adviser could lose money in the early stages of a Portfolio’s operation (and bear the risk that the Portfolio will never become profitable), while shareholders of the Portfolio receive the benefit of economies of scale that the Adviser expects the Portfolio will achieve as it grows. The Board further considered that the Adviser shares any realized economies of scale with the Portfolios through reinvestment in, and enhancements to, the services that the Adviser and its affiliates provide to the Portfolios and their shareholders, such as hiring additional personnel, providing additional resources in areas relating to management and administration of the Portfolios, and investing in technology (including cybersecurity improvements). Based on its consideration of the factors above, the Board determined that there was a reasonable sharing of any realized economies of scale or efficiencies under the management and administrative fee schedules at the present time.

Fall-Out and Other Benefits

The Board also considered the extent to which fall-out benefits may accrue to the Adviser and its affiliates. In this connection, the Board considered several possible fall-out benefits and other types of benefits, including the following. The Board noted that the Adviser also serves as the administrator for the Portfolios and receives compensation for acting in this capacity. The Board also recognized that AXA Distributors, LLC, an affiliate of the Adviser, serves as the underwriter for the Trust and receives from the Portfolios payments pursuant to Rule 12b-1 plans with respect to their Class A and Class B shares to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. Further, the Board considered that Sanford C. Bernstein & Co., LLC, a registered broker-dealer, is an affiliate of the Adviser and may, from time to time, receive brokerage commissions from the Portfolios in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, are consistent with seeking best execution. The Board also recognized that the Portfolios invest in other (underlying) portfolios managed by the Adviser and advised by sub-advisers that may be affiliated with the Adviser and that these underlying portfolios pay management and administrative fees to the Adviser, who may in certain cases pay sub-advisory fees to an affiliated sub-adviser, and pay distribution fees to the Adviser’s distribution affiliate. The Board also noted that the Adviser’s affiliated insurance companies, as depositors of the insurance company separate accounts investing in the Portfolios, receive certain significant tax benefits associated with such investments as well as other potential benefits. The Board also considered that the Portfolios are offered as investment options through variable insurance contracts offered and sold by the Adviser’s affiliated insurance companies and that the performance of each Portfolio may impact, positively or negatively, each insurance company’s ability to hedge the risks associated with guarantees that each insurance company may provide as the issuer of such contracts. The Board also noted that the Adviser’s affiliated insurance companies and

AXA Distributors, LLC receive compensation, which may include sales charges, separate account fees and charges, and other variable contract fees and charges, from the sale and administration of these variable insurance contracts. The Board also considered that certain Portfolios (through the underlying portfolios in which they invest) are subject to certain investment controls that are designed to reduce volatility for investors and that may benefit both investors and the Adviser and its affiliates (including by making it easier for the insurance companies to hedge their risks under the guarantees). Based on its review, the Board determined that any “fall-out” benefits and other types of benefits that may accrue to the Adviser are fair and reasonable.

Appendix A

The Board noted that the following information regarding each Portfolio’s performance relative to a benchmark and/or a blended benchmark and a peer group for the one-, three-, five- and ten-year periods, as applicable, and since inception periods ended March 31, 2019, supplemented other performance information (including performance based on rolling time periods) provided to the Board throughout the year and in connection with the annual renewal process. The performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. The performance results do not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts, which would reduce the performance results.

AXA Premier VIP Trust Investment Performance

For the periods ended March 31, 2019

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception
AXA Conservative Allocation - A	7/31/2003	3.25	2.93	2.38	4.32	3.61
AXA Conservative Allocation - B	7/31/2003	3.24	2.93	2.38	4.25	3.47
AXA Conservative Allocation - K	8/28/2012	3.41	3.16	2.62		2.96

Lipper Mixed-Asset Target Allocation Conservative Funds		3.62	5.05	3.69	7.13	5.23
66% BB Barc U.S. Intmd Govt Bd / 5% MSCI EAFE / 4% S&P 400 / 10% S&P 500 / 1% Russell 2000 / 14% ICE BofAML US 3-Mo T Bill		3.90	3.15	2.90	4.30	4.17

S&P 500 Index		9.50	13.51	10.91	15.92	9.16

Bloomberg Barclays U.S. Intermediate Government Bond Index		3.79	0.97	1.65	2.00	3.09
AXA Conservative-Plus Allocation - A	7/31/2003	3.17	4.85	3.47	6.35	4.48
AXA Conservative-Plus Allocation - B	7/31/2003	3.27	4.88	3.49	6.28	4.34
AXA Conservative-Plus Allocation - K	11/30/2011	3.55	5.15	3.75		5.16

Lipper Mixed-Asset Target Allocation Conservative Funds		3.62	5.05	3.69	7.13	5.23
50% BB Barc U.S. Intmd Govt Bd / 10% MSCI EAFE / 8% S&P 400 / 18% S&P 500 / 4% Russell 2000 / 10% ICE BofAML US 3-Mo T Bill		4.07	5.27	4.21	6.86	5.51

S&P 500 Index		9.50	13.51	10.91	15.92	9.16

Bloomberg Barclays U.S. Intermediate Government Bond Index		3.79	0.97	1.65	2.00	3.09
AXA Moderate Allocation - A	1/27/1986	3.12	5.85	3.93	7.25	7.47
AXA Moderate Allocation - B	7/8/1998	3.07	5.84	3.93	7.17	4.21
AXA Moderate Allocation - K	11/30/2011	3.39	6.12	4.19		6.01

Lipper Mixed-Asset Target Allocation Moderate Funds		4.83	7.67	4.91	9.52	7.46
42% BB Barc U.S. Intmd Govt Bd / 15% MSCI EAFE / 9% S&P 400 / 20% S&P 500 / 6% Russell 2000 / 8% ICE BofAML US 3-Mo T Bill		3.81	6.20	4.64	7.96

S&P 500 Index		9.50	13.51	10.91	15.92	10.63

Bloomberg Barclays U.S. Intermediate Government Bond Index		3.79	0.97	1.65	2.00	5.48

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception
AXA Moderate-Plus Allocation - A	7/31/2003	3.20	7.90	5.06	9.32	6.12
AXA Moderate-Plus Allocation - B	7/31/2003	3.11	7.87	5.06	9.25	5.98
AXA Moderate-Plus Allocation - K	11/30/2011	3.49	8.17	5.35		8.01

Lipper Mixed-Asset Target Allocation Growth Funds		3.02	7.88	5.46	10.83	7.15
25% BB Barc U.S. Intmd Govt Bd / 20% MSCI EAFE / 12% S&P 400 / 28% S&P 500 / 10% Russell 2000 / 5% ICE BofAML US 3-Mo T Bill		3.80	8.32	5.86	10.44	7.24

S&P 500 Index		9.50	13.51	10.91	15.92	9.16

Bloomberg Barclays U.S. Intermediate Government Bond Index		3.79	0.97	1.65	2.00	3.09
AXA Aggressive Allocation - A	7/31/2003	3.20	9.83	6.18	11.34	6.73
AXA Aggressive Allocation - B	7/31/2003	3.20	9.83	6.16	11.25	6.59
AXA Aggressive Allocation - K	11/30/2011	3.49	10.11	6.44		9.94

Lipper Mixed-Asset Target Allocation Aggressive Growth Funds		2.12	9.78	6.10	11.98	7.18
8% BB Barc U.S. Intmd Govt Bd / 25% MSCI EAFE / 14% S&P 400 / 39% S&P 500 / 12% Russell 2000 / 2% ICE BofAML US 3-Mo T Bill		3.88	10.44	7.12	12.88	8.29

S&P 500 Index		9.50	13.51	10.91	15.92	9.16

Bloomberg Barclays U.S. Intermediate Government Bond Index		3.79	0.97	1.65	2.00	3.09
Charter Conservative - B	10/30/2013	2.47	4.87	2.76		2.86

Lipper Mixed-Asset Target Allocation Conservative Funds		3.62	5.05	3.69		3.91
20% MSCI ACWI (Net) / 50% Bloomberg Barclays U.S. Intmd Govt/Cr Bd / 25% ICE BofAML Global Broad Mkt Ex USD / 5% ICE BofAML US 3-Mo T Bill		1.79	3.31	2.43		2.44

Dow Jones Moderately Conservative Portfolio Index		2.74	5.32	4.13		4.25
Charter Moderate - B	10/30/2013	2.47	6.07	3.29		3.42

Lipper Mixed-Asset Target Allocation Conservative Funds		3.62	5.05	3.69		3.91
35% MSCI ACWI (Net) / 37% Bloomberg Barclays U.S. Intmd Govt/Cr Bd / 18% ICE BofAML Global Broad Mkt Ex USD / 10% ICE BofAML US 3-Mo T Bill		2.12	4.69	3.21		3.25

Dow Jones Moderately Conservative Portfolio Index		2.74	5.32	4.13		4.25
Charter Moderate Growth - B	10/30/2013	2.14	6.83	3.65		3.84

Lipper Mixed-Asset Target Allocation Moderate Funds		4.83	7.67	4.91		5.26
45% MSCI ACWI (Net) / 27% Bloomberg Barclays U.S. Intmd Govt/Cr Bd / 13% ICE BofAML Global Broad Mkt Ex USD / 15% ICE BofAML US 3-Mo T Bill		2.30	5.61	3.69		3.76

Dow Jones Moderate Portfolio Index		3.10	7.67	5.48		5.67
Charter Growth - B	10/30/2013	2.23	7.74	3.83		4.02

Lipper Mixed-Asset Target Allocation Moderate Funds		4.83	7.67	4.91		5.26

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception
55% MSCI ACWI (Net) / 17% Bloomberg Barclays U.S. Intmd Govt/Cr Bd / 8% ICE BofAML Global Broad Mkt Ex USD / 20% ICE BofAML US 3-Mo T Bill		2.47	6.51	4.17		4.26

Dow Jones Moderately Aggressive Portfolio Index		3.22	9.74	6.51		6.78
Charter Aggressive Growth - B	10/30/2013	2.25	8.68	4.00		4.26

Lipper Mixed-Asset Target Allocation Growth Funds		3.02	7.88	5.46		5.92
65% MSCI ACWI (Net) / 7% Bloomberg Barclays U.S. Intmd Govt/Cr Bd / 3% ICE BofAML Global Broad Mkt Ex USD / 25% ICE BofAML US 3-Mo T Bill		2.61	7.42	4.64		4.75

Dow Jones Moderately Aggressive Portfolio Index		3.22	9.74	6.51		6.78
Charter Multi-Sector Bond - A	1/2/1987	3.42	1.75	1.59	3.42	5.05
Charter Multi-Sector Bond - B	10/2/1996	3.43	1.84	1.59	3.37	2.28
Charter Multi-Sector Bond - K	8/25/2011	3.38	2.00	1.90		2.16

Lipper Core Plus Bond Funds		3.88	2.90	2.85	5.34	5.97

Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index		4.24	1.66	2.12	3.14	5.59
Charter Small Cap Growth - A	1/22/2008	14.56	19.42	8.27	14.64	8.10
Charter Small Cap Growth - B	12/1/1998	13.94	19.17	8.13	14.51	7.47

Lipper Small-Cap Growth Funds		8.44	16.93	9.07	16.59	8.50

Russell 2000 Growth Index		3.85	14.87	8.41	16.52	7.31
Charter Small Cap Value - A	10/2/2002	2.57	11.98	3.35	13.13	7.58
Charter Small Cap Value - B	1/1/1998	2.57	11.97	3.35	13.05	6.07

Lipper Small-Cap Value Funds		(1.32)	8.49	4.67	14.38	8.70

Russell 2000 Value Index		0.17	10.86	5.59	14.12	7.96
Target 2015 Allocation - B	8/31/2006	2.88	5.93	3.77	8.02	3.80
Target 2015 Allocation - K	11/30/2011	3.17	6.20	4.04		6.28

Lipper Mixed-Asset Target 2015 Funds		3.62	6.93	4.82	9.23	5.22

S&P Target Date 2015 Index		3.90	6.25	4.85	8.57	5.22
Target 2025 Allocation - B	8/31/2006	3.04	7.91	5.07	9.84	4.53
Target 2025 Allocation - K	11/30/2011	3.31	8.18	5.33		8.08

Lipper Mixed-Asset Target 2025 Funds		3.33	7.84	5.40	10.53	5.26

S&P Target Date 2025 Index		3.90	7.74	5.66	10.32	5.79
Target 2035 Allocation - B	8/31/2006	3.21	9.00	5.75	10.96	4.92
Target 2035 Allocation - K	11/30/2011	3.50	9.28	6.00		9.10

Lipper Mixed-Asset Target 2035 Funds		2.88	9.33	6.16	11.39	5.03

S&P Target Date 2035 Index		3.66	9.09	6.41	11.65	6.14
Target 2045 Allocation - B	8/31/2006	3.23	9.88	6.22	11.91	5.14
Target 2045 Allocation - K	11/30/2011	3.52	10.17	6.50		9.98

Lipper Mixed-Asset Target 2045 Funds		2.33	9.69	6.32	12.05	5.12

S&P Target Date 2045 Index		3.46	9.85	6.81	12.34	6.32
Target 2055 Allocation - B	4/30/2015	3.48	10.93			6.60
Target 2055 Allocation - K	4/30/2015	3.67	11.17			6.85

Lipper Mixed-Asset Target 2055+ Funds		1.88	9.61			5.68

S&P Target Date 2055 Index		3.37	10.29			6.79

AXA PREMIER VIP TRUST

DISCLOSURE REGARDING ADVISORY CONTRACT APPROVALS

APPROVALS OF INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENTS DURING THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2019 (UNAUDITED)

At a meeting held on December 4-5, 2019, the Board of Trustees (the “Board”) of AXA Premier VIP Trust (the “Trust”), including those Trustees who are not parties to any Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved an amended Investment Advisory Agreement (the “Amended Advisory Agreement”) with AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Adviser”) and new Investment Sub-Advisory Agreements (each, a “Sub-Advisory Agreement” and together with the Amended Advisory Agreement, the “Agreements”) between the Adviser and each of Loomis, Sayles & Company, L.P. (“Loomis Sayles”), Brandywine Global Investment Management, LLC (“Brandywine Global”), and AXA Investment Managers, Inc. (“AXA IM”) (each a “Sub-Adviser” and together the “Sub-Advisers”) with respect to the CharterSM Multi-Sector Bond Portfolio (the “Portfolio”), as well as certain changes to the Portfolio’s investment strategy and policies, performance benchmark, and name (these changes collectively are referred to as the “Portfolio Restructuring”) proposed by the Adviser.

The Board noted that the Adviser had proposed an increased investment advisory fee rate in order to enable the Adviser to:

•	change the Portfolio from a bond fund-of-funds to a fund that primarily invests directly in debt securities and other instruments, and

•

retain each of Loomis Sayles, Brandywine Global, and AXA IM as new Sub-Advisers for the Portfolio and enable Loomis Sayles, Brandywine Global, and AXA IM to implement a new multi-advised investment strategy for the Portfolio.

The Board noted that, as a fund-of-funds, the Portfolio indirectly bears fees and expenses (including for investment management activities handled by the underlying funds’ investment advisers) charged by the underlying funds in which it invests, in addition to the Portfolio’s direct fees and expenses. The Board also noted that, as a fund-of-funds, a significant portion of the Portfolio’s costs are the fees and expenses charged by the underlying funds in which it invests (referred to as “acquired fund fees and expenses”) and that, under the proposal, these investment management activities will be handled by the Adviser and the Sub-Advisers, and the costs for these activities will be assessed directly through the investment advisory fee paid by the Portfolio.

The Board noted that, subject to shareholder approval of the Amended Advisory Agreement, each of Loomis Sayles, Brandywine Global, and AXA IM would be appointed as Sub-Advisers for the Portfolio; the Portfolio’s name would be changed to the EQ/Core Plus Bond Portfolio (the “Restructured Portfolio”); the Portfolio’s existing structure as a bond fund-of-funds that invests substantially all of its assets in shares of other mutual funds managed by the Adviser and in investment companies managed by investment managers other than the Adviser (affiliated and unaffiliated “Underlying Portfolios”) and in exchange traded securities of other investment companies or investment vehicles (“Underlying ETFs”) would be changed so that the Restructured Portfolio would invest directly in debt securities, as well as other types of financial instruments (including futures contracts, swap agreements and options); and the Portfolio’s performance benchmark would be changed. The Board also noted that if shareholders do not approve the Amended Advisory Agreement, then the retention of the proposed Sub-Advisers and the Adviser’s proposed changes to the Portfolio’s investment strategy and policies, performance benchmark, and name would not go into effect. Instead, the Portfolio would continue to operate as a fund-of-funds in accordance with its current investment strategy and its investment advisory fee rate would remain unchanged.

In connection with its consideration of the Portfolio Restructuring, the Board noted that the terms of the Amended Advisory Agreement would increase the contractual investment advisory fee rate for the Portfolio to permit the Adviser to (a) retain and pay each of the proposed Sub-Advisers an appropriate sub-advisory fee to handle day-to-day security selection, research and trading for the proposed Sub-Adviser’s allocated portion of the Restructured Portfolio and (b) incur the increased costs in connection with the proposed changes to the Restructured Portfolio. The Board also noted that, although the Adviser was proposing an increase in the investment advisory fee rate, it is expected that the increase would be more than offset by a reduction of the acquired fund fees and expenses incurred indirectly by the Portfolio in connection with its investment in underlying funds as part of the fund-of-funds strategy. Other than the investment advisory fee rate change, all of the terms of the Amended Advisory Agreement with respect to the Restructured Portfolio are identical to the terms of the current Investment Advisory Agreement with respect to the Portfolio. In this regard, the Board noted that it had most recently considered and approved the current Investment Advisory Agreement between the Adviser and the Trust with respect to the Portfolio at a meeting held on July 16-18, 2019, in connection with the annual renewal of the investment advisory agreement.

The Board noted that the Trust is an affiliated investment company of 1290 Funds and EQ Advisors Trust, which are also managed by the Adviser, and that all of the Board members also currently serve on the Boards of Trustees of 1290 Funds and EQ Advisors Trust. The Board also noted that (i) the Adviser currently serves as the investment adviser for the 1290 Diversified Bond Fund and the 1290 High Yield Bond Fund, which are sub-advised series of 1290 Funds, and the 1290 VT High Yield Bond Portfolio, which is a sub-advised series of EQ Advisors Trust, and would manage the Restructured Portfolio in a manner substantially similar to the manner in which it currently manages these other series, as well as other sub-advised series in the Adviser’s fund complex; (ii) Brandywine Global currently serves as investment sub-adviser for the 1290 Diversified Bond Fund and would serve as investment sub-adviser for a portion of the Restructured Portfolio using the same Core Plus investment strategy and style and portfolio management team; (iii) AXA IM currently serves as investment sub-adviser for the 1290 High Yield Bond Fund and as investment sub-adviser for a portion of the 1290 VT High Yield Bond Portfolio and would serve as investment sub-adviser for a portion of the Restructured Portfolio using the same U.S. Core High Yield investment strategy and style and portfolio management team; and (iv) AXA IM and Loomis Sayles also currently serve as investment sub-advisers for other series, or allocated portion(s) of series, of 1290 Funds and/or EQ Advisors Trust. The Board noted that it had most recently considered and approved the investment sub-advisory agreements between the Adviser and each of the proposed Sub-Advisers with respect to the aforementioned series of 1290 Funds and EQ Advisors Trust at a meeting held on July 16-18, 2019, in connection with the annual renewal of the investment sub-advisory agreements.

The Trustees took into account information relating to the Adviser and each of the proposed Sub-Advisers provided to the Trustees, in their capacities as Trustees of 1290 Funds and EQ Advisors Trust, at prior meetings of the Boards of Trustees of 1290 Funds and EQ Advisors Trust, and the Trustees noted their experience and familiarity with the Adviser, each of the proposed Sub-Advisers, and each of the aforementioned series of 1290 Funds and EQ Advisors Trust gained from their service on the Boards of Trustees of 1290 Funds and EQ Advisors Trust. In connection with its approval of the Amended Advisory Agreement and the new Sub-Advisory Agreements, the Board considered its conclusions in connection with its renewal of the current Investment Advisory Agreement between the Adviser and the Trust with respect to the Portfolio and its renewal of the investment sub-advisory agreements between the Adviser and the proposed Sub-Advisers with respect to the aforementioned series of 1290 Funds and EQ Advisors Trust, including its general satisfaction with the nature and quality of services being provided to the Portfolio by the Adviser and to these other series by the Adviser and the proposed Sub-Advisers.

In reaching its decision to approve each Agreement with respect to the Portfolio, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to the Portfolio and each Agreement, including: (1) the nature, quality and extent of the overall services to be provided to the Restructured Portfolio by the Adviser, the proposed Sub-Advisers and, where applicable, their respective affiliates, as well as the Portfolio’s and the Restructured Portfolio’s respective investment strategies, policies and risks; (2) comparative performance information and information regarding the risk/return profile of the Restructured Portfolio; (3) the level of the Restructured Portfolio’s proposed investment advisory fee and investment sub-advisory fees, and the Restructured Portfolio’s expense ratios relative to those of peer funds; (4) the anticipated costs of the services to be provided by, and the estimated profits to be realized by, the Adviser and its affiliates from their relationships with the Restructured Portfolio; (5) the anticipated effect of growth and size on the Restructured Portfolio’s performance and expenses, including any potential economies of scale and, if so, whether any such economies of scale are equitably shared with investors; and (6) “fall-out” benefits that may accrue to the Adviser, the proposed Sub-Advisers and their respective affiliates (i.e., indirect benefits that they would not receive but for their relationships with the Restructured Portfolio). The Board also considered possible alternatives to the Portfolio Restructuring, including the potential benefits and detriments of maintaining the current structure. In considering each Agreement, the Board members did not identify any particular factor or information that was all-important or controlling, and each Trustee may have given different weights to different factors and, thus, each Trustee may have had a different basis for his or her decision.

In connection with its consideration of the Portfolio Restructuring, the Board took into account information prepared by the Adviser and the proposed Sub-Advisers, and provided to the Trustees prior to the meeting, including memoranda and other materials addressing various factors set out above and, in particular, detailed analysis from the Adviser regarding the reduction in overall expenses of the Portfolio despite the proposed increase in the investment advisory fee rate. The information provided to the Trustees described, among other things, the Restructured Portfolio’s investment strategies and risks; the services to be provided by the Adviser and each proposed Sub-Adviser, as well as the Adviser’s and each proposed Sub-Adviser’s investment personnel and proposed investment advisory and sub-advisory fees; expense ratios and expense limitation arrangements; performance information; and other matters. During the meeting, the Trustees met with senior representatives of the Adviser to discuss the Agreements and the information provided. The Independent Trustees met in advance of, and in executive session during, the meeting at which the Board approved the Agreements to review the information provided. At the meeting, the Independent Trustees and management engaged in extensive discussions regarding the Agreements. The Independent Trustees were assisted by independent legal counsel prior to and during the meeting and during their deliberations regarding the Agreements and also received from legal counsel materials addressing, among other things, the legal standards applicable to their consideration of the Agreements. In approving the Agreements, each Trustee, including the Independent Trustees, on the basis of their business judgment after review of the information provided, determined that the proposed investment advisory and sub-advisory fees were fair and reasonable and that the approval of the Agreements was in the best interests of the Portfolio and its investors. Although the Board gave attention to all information provided, the following discusses some of the primary factors that the Board deemed relevant to its decision to approve the Agreements.

Nature, Quality and Extent of Services. The Board evaluated the nature, quality and extent of the overall services to be provided to the Restructured Portfolio and its investors by the Adviser, the proposed Sub-Advisers and, where applicable, their respective affiliates. In addition to the investment performance and expense information discussed below, the Board considered the Adviser’s and the proposed Sub-Advisers’ responsibilities with respect to the Restructured Portfolio.

In considering the Portfolio Restructuring, the Board recognized that the services to be performed by the Adviser in managing the assets of the Portfolio will change and likely significantly increase as a result of the Portfolio Restructuring. With respect to the Amended Advisory Agreement, the Board considered that the Adviser would be responsible for, among other things, developing the overall investment strategy for the Restructured Portfolio; researching, selecting and hiring the proposed Sub-Advisers, and conducting ongoing “due diligence” on and monitoring the proposed Sub-Advisers; overseeing each proposed Sub-Adviser’s selection of investments for the portion of the Restructured Portfolio that it would sub-advise; monitoring and evaluating the performance of the Restructured Portfolio; monitoring the investment operations and composition of the Restructured Portfolio and, in connection therewith, monitoring compliance with the Restructured Portfolio’s investment objective, policies and restrictions, as well as the Restructured Portfolio’s compliance with applicable law and the Trust’s compliance policies and procedures; monitoring brokerage selection, commission and other trading costs, quality of execution, and other brokerage matters; coordinating and managing the flow of information and communications relating to the Restructured Portfolio among the proposed Sub-Advisers and other applicable parties; coordinating responses to regulatory agency inquiries relating to the operations of the Trust and coordinating litigation matters involving the Adviser and the Trust; and implementing Board directives as they relate to the Restructured Portfolio. The Board also considered information regarding the Adviser’s process for selecting and monitoring the proposed Sub-Advisers and the other service providers to the Restructured Portfolio, as well as information regarding the qualifications and experience of, and resources available to, the personnel who would perform those functions with respect to the Restructured Portfolio. The Board further considered that the Adviser provides the Trust with personnel, including the Trust officers, in connection with carrying out its responsibilities and is responsible for coordinating the development of new initiatives and evaluating the impact of proposed products and services on the Trust and its assets. The Board also considered that the Adviser would assume significant entrepreneurial risk by restructuring the Portfolio and that the Adviser also would bear and assume significant ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to the Restructured Portfolio. The Board considered that the Adviser’s responsibilities with respect to the Restructured Portfolio also would include daily monitoring of investment, operational, enterprise, litigation, regulatory and compliance risks as they relate to the Restructured Portfolio. The Board also considered information regarding the Adviser’s ongoing risk management activities and reporting.

With respect to the proposed Sub-Advisers, the Board considered that, subject to the oversight of the Adviser, each proposed Sub-Adviser would be responsible for making investment decisions for the portion of the Restructured Portfolio that it would sub-advise; placing with brokers or dealers orders for the purchase and sale of investments for the portion of the Restructured Portfolio that it would sub-advise; and performing certain related administrative functions. The Board also reviewed information regarding each proposed Sub-Adviser’s process for selecting investments for the portion of the Restructured Portfolio that it would sub-advise, as well as information regarding the qualifications and experience of each proposed Sub-Adviser’s portfolio managers who would provide services to the Restructured Portfolio. The Board also considered information regarding each proposed Sub-Adviser’s procedures for executing portfolio transactions for the portion of the Restructured Portfolio that it would sub-advise and each proposed Sub-Adviser’s policies and procedures for selecting brokers and dealers and, where applicable, obtaining research from those brokers and dealers. In addition, the Board considered information regarding each proposed Sub-Adviser’s trading experience and how each proposed Sub-Adviser would seek to achieve “best execution” on behalf of the Restructured Portfolio.

The Board also factored into its review its familiarity with the Adviser’s and each proposed Sub-Adviser’s compliance programs, policies, and procedures and noted that it had considered the Chief Compliance Officer’s evaluation of the Adviser’s and each proposed Sub-Adviser’s compliance programs, policies and procedures in connection with its renewal of the current Investment Advisory Agreement between the Adviser and the Trust with respect to the Portfolio and its renewal of the investment sub-advisory agreements between the Adviser and the proposed Sub-Advisers with respect to the aforementioned series of 1290 Funds and EQ Advisors Trust at the July 16-18, 2019 meeting. The Board also considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the Adviser or a proposed Sub-Adviser and reviewed information regarding the Adviser’s and each proposed Sub-Adviser’s financial condition and history of operations and potential conflicts of interest in managing the Restructured Portfolio. In addition, the Independent Trustees received information about business relationships that the Adviser and/or its affiliates have with the proposed Sub-Advisers and/or their affiliates in addition to the proposed relationships involving the Restructured Portfolio. In this regard, the Board also took into account materials regarding the policies and procedures adopted by the Adviser and the Trust to identify and mitigate actual and potential conflicts of interest, including conflicts that may arise in connection with those additional business relationships.

The Board also considered the benefits to investors from participation in an FMG LLC-sponsored mutual fund, including the benefits of investing in a fund that is part of a large family of funds offering a wide range of portfolios, advisers and investment styles. In addition, the Board considered the nature, quality and extent of the administrative, investor servicing and distribution services that the Adviser and its affiliates provide to the Portfolio and its shareholders. The Board also noted that, throughout the past year, the Adviser and its affiliates had continued or undertaken initiatives intended to enhance various aspects of the Trust’s and the Board’s operations and investors’ experience with the FMG LLC-sponsored mutual funds. In this regard, the Board noted that the Adviser had informed the Board that it believed that the factors that differentiated the Restructured Portfolio from the Portfolio and many of the Trust’s other fixed income options, including its use of a blend of active fixed income strategies (core, core plus, and high yield) combined with direct investment in debt securities as well as other financial instruments, would enhance the range of investment options for investors.

For purposes of evaluating the nature, quality and extent of the overall services to be provided to the Restructured Portfolio, the Board received and reviewed information regarding the Restructured Portfolio’s proposed investment policies and anticipated investments and considered risk/return profile information for the Restructured Portfolio based thereon, including as compared to the risk/return profile of the Portfolio operating as a fund-of-funds. The Board also considered the Adviser’s expertise, resources, proposed methodology, and personnel for managing the Restructured Portfolio. The Board also considered each proposed Sub-Adviser’s expertise, resources, proposed investment strategy, and personnel for advising a portion of the Restructured Portfolio, again noting its familiarity with Brandywine Global’s and AXA IM’s proposed investment strategies and portfolio management teams. The Board received and reviewed performance data relating to Brandywine Global’s management of the 1290 Diversified Bond Fund as compared to an appropriate benchmark over various time periods. In this regard, the Board noted that Brandywine Global had employed the Core Plus investment strategy being proposed for its portion of the Restructured Portfolio only since June 2018 in its role as the investment sub-adviser for the 1290 Diversified Bond Fund and thus had limited operating history with the investment strategy. The Board also received and reviewed performance data relating to AXA IM’s management of its portion of the 1290 VT High Yield Bond Portfolio as compared to an appropriate benchmark over various time periods. The Board also received and reviewed information regarding the performance of the Loomis Sayles Core Fixed Income composite relative to the performance of an appropriate benchmark over various time periods. The Trustees also noted that they had reviewed each proposed Sub-Adviser’s performance through their oversight of its management of series (or allocated portion(s) of series) of 1290 Funds and/or EQ Advisors Trust since its appointment to those series. The Board generally considered long-term performance to be more important than short-term performance. The Board also received and reviewed model performance data for the strategies to be used for the Restructured Portfolio for long- and short-term periods.

Based on its review, the Board determined that the nature, quality and extent of the overall services to be provided by the Adviser and each proposed Sub-Adviser were appropriate for the Restructured Portfolio in light of its proposed investment strategy and, thus, supported a decision to approve the Agreements.

Expenses. The Board considered the Restructured Portfolio’s proposed increased investment advisory fee rate and proposed sub-advisory fee rates in light of the nature, quality and extent of the overall services to be provided by the Adviser and the proposed Sub-Advisers. In addition, the Board considered the relative levels of the sub-advisory fee rates to be paid to the proposed Sub-Advisers and the investment advisory fee rate to be retained by the Adviser in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by the proposed Sub-Advisers. The Board considered that all fees and expenses of the Restructured Portfolio would be explicitly disclosed in its offering documents.

The Board considered that the Adviser proposed the increased investment advisory fee rate for the Restructured Portfolio in order to effect the Portfolio Restructuring. The Board noted that the Portfolio currently operates as a fund-of-funds by investing in Underlying Portfolios and Underlying ETFs and that the Adviser currently is responsible for allocating the Portfolio’s assets among various Underlying Portfolios and Underlying ETFs (and adding new Underlying Portfolios and Underlying ETFs or replacing or eliminating existing Underlying Portfolios and Underlying ETFs). The Board noted that the Portfolio Restructuring involves an important change to the investment strategy of the Portfolio from a fund-of-funds strategy to a strategy pursuant to which the Restructured Portfolio would allocate its assets among three or more investment sub-advisers, each of which would actively manage its allocated portion of the Portfolio using a different yet complementary investment strategy. Each proposed Sub-Adviser would invest its allocated portion of the Restructured Portfolio’s assets directly in securities of various companies and other issuers according to its investment strategy rather than the Restructured Portfolio investing in underlying funds. As such, the Restructured Portfolio would invest directly in debt securities and other financial instruments, including derivatives. As a result, each proposed Sub-Adviser would be responsible for day-to-day security selection, research and trading for its allocated portion of the Restructured Portfolio. The Restructured Portfolio’s investment strategy will also involve the proposed Sub-Advisers’ use of derivatives, which will, in turn, require the negotiation, execution, and delivery of various derivative contracts and tri-party custody agreements. The Board accepted the Adviser’s assertion that the proposed sub-advisory fee rate for each proposed Sub-Adviser reflects the operational and investment decision-making responsibilities and corresponding costs to be incurred by that proposed Sub-Adviser. In turn, the Restructured Portfolio’s use of the proposed Sub-Advisers’ investment strategies combined with direct investment in debt securities as well as other financial instruments, when compared to the Portfolio’s current fund-of-funds structure, would result in a significant increase in the costs of operating the Portfolio for the Adviser, including costs of hiring and overseeing the proposed Sub-Advisers.

As a result of the changes and the higher costs of operating the Restructured Portfolio, the Adviser recommended to the Board that it approve requesting shareholder approval for an increased investment advisory fee rate. The Board accepted the Adviser’s assertion that the proposed increased contractual investment advisory fee rate for the Restructured Portfolio will permit the Adviser to (a) retain and pay each proposed Sub-Adviser an appropriate sub-advisory fee to handle day-to-day security selection, research and trading for the proposed Sub-Adviser’s allocated portion of the Restructured Portfolio, and (b) incur the increased costs in connection with the proposed changes to the Restructured Portfolio. The Board noted that, although the Restructured Portfolio’s contractual investment advisory fee rate is higher than the Portfolio’s contractual investment advisory fee rate, it is expected that the increase in the investment advisory fee rate would be more than offset by a reduction of the fees and expenses incurred indirectly by the Portfolio in connection with its investment in underlying funds as part of the current fund-of-funds strategy.

With respect to the Amended Advisory Agreement, the Board also considered, among other things, a comparative analysis of the actual investment advisory fee rate and total expense ratios for the Portfolio for the one-year period ended June 30, 2019, and the proposed investment advisory fee rate and total expense ratios for the Restructured Portfolio assuming the Portfolio Restructuring had gone into effect during the same period, and noted that the total expense ratios for the Restructured Portfolio were projected to be lower. The Board also considered the proposed investment advisory fee rate schedule for the Restructured Portfolio relative to the investment advisory fee rate schedules for comparable portfolios, including sub-advised portfolios, managed by the Adviser. The Board further considered that the proposed investment advisory fee rate schedule for the Restructured Portfolio includes breakpoints that would reduce the investment advisory fee rate as Restructured Portfolio assets increase above certain levels. The Board noted that any such reduction in the Restructured Portfolio’s investment advisory fee would result in corresponding reductions in the Restructured Portfolio’s total expense ratios. In addition, the Board considered that the Adviser would agree, through at least April 30, 2021, to a contractual expense limitation arrangement that is lower than the Portfolio’s existing contractual expense limitation arrangement. The Board noted that, to the extent that the Adviser waives fees pursuant to the expense limitation arrangement, the Restructured Portfolio’s actual investment advisory fee may be lower than the Restructured Portfolio’s contractual investment advisory fee. In this regard, the Board also considered information provided by the Adviser comparing the investment advisory fee rate and total expense ratio for another, comparable sub-advised portfolio managed by the Adviser with an investment advisory fee rate schedule and a contractual expense limitation arrangement that are substantially similar to those proposed for the Restructured Portfolio to the investment advisory fee rates and total expense ratios for comparable unaffiliated funds, including information compiled by Broadridge Financial Solutions Inc., an independent provider of mutual fund industry data. The Board also noted that the Portfolio would incur portfolio transaction costs in connection with the Portfolio Restructuring and that such costs were expected to be reasonable when taking into account the anticipated benefits of the restructuring. Further, the Board considered that contractholders would not recognize any gain or loss for federal income tax purposes as a result of the restructuring. Based on its review, the Board determined that the Adviser’s proposed fee for the Restructured Portfolio is fair and reasonable.

With respect to each new Sub-Advisory Agreement, the Board also considered the proposed sub-advisory fee in light of the fees that the proposed Sub-Adviser charges under other investment sub-advisory agreements with other clients. The Board noted that the proposed sub-advisory fee schedule for each of AXA IM and Brandywine Global is the same sub-advisory fee schedule that AXA IM or Brandywine Global currently charges to the 1290 High Yield Bond Fund and the 1290 VT High Yield Bond Portfolio, in the case of AXA IM, and to the 1290 Diversified Bond Fund, in the case of Brandywine Global. The Board further noted that the Adviser, and not the Restructured Portfolio, would pay each proposed Sub-Adviser and that each proposed sub-advisory fee was negotiated between the relevant proposed Sub-Adviser and the Adviser. Moreover, the Board noted that the Adviser generally is aware of the fees charged by sub-advisers to other clients and that the Adviser believes that the fee agreed upon with each proposed Sub-Adviser is reasonable in light of the nature, quality and extent of the investment sub-advisory services to be provided. Based on its review, the Board determined that the proposed sub-advisory fee for each proposed Sub-Adviser is fair and reasonable.

Profitability and Costs. With respect to the Amended Advisory Agreement, the Board noted that it had reviewed, at a meeting held on July 16-18, 2019, information about the level of profits realized by the Adviser and its affiliates in connection with the operation of the Portfolio as a fund-of-funds. The Board also considered information provided by the Adviser regarding the expected negative impact of the Portfolio Restructuring on the Adviser’s profitability with respect to the Restructured Portfolio.

With respect to each new Sub-Advisory Agreement, the Board considered the estimated impact of the proposed sub-advisory fee on the profitability of the Adviser. The Adviser advised the Board that it does not regard Sub-Adviser profitability as meaningful to its evaluation of an investment sub-advisory agreement. The Board acknowledged the Adviser’s view of Sub-Adviser profitability, noting the Board’s findings as to the reasonableness of each sub-advisory fee and that the fee to be paid to each proposed Sub-Adviser is the product of negotiations with the Adviser and reflects levels of profitability acceptable to the Adviser and the proposed Sub-Adviser based on the particular circumstances in each case for each of them. The Board noted again that each proposed Sub-Adviser’s fee would be paid by the Adviser and not the Restructured Portfolio and that many responsibilities related to the advisory function are retained by the Adviser.

Economies of Scale. The Board also considered whether economies of scale or efficiencies would be realized as the Restructured Portfolio grows larger and the extent to which this is reflected in the proposed investment advisory, administrative and sub-advisory fee schedules for the Restructured Portfolio. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board considered that any realized economies of scale or efficiencies may be shared with portfolios and their shareholders in a variety of ways, including: (i) breakpoints in the management fee or other fees so that a portfolio’s effective fee rate declines as the portfolio grows in size, (ii) subsidizing a portfolio’s expenses by making payments or waiving all or a portion of the management fee or other fees so that the portfolio’s total expense ratio does not exceed certain levels, (iii) setting the management fee or other fees so that a portfolio is priced to scale, which assumes that the portfolio has sufficient assets from inception to operate at a competitive fee rate without any fee waiver or expense reimbursement from the manager, and (iv) reinvestment in, and enhancements to, the services that a manager and its affiliates provide to a portfolio and its shareholders. The Board noted that the proposed investment advisory fee rate schedule for the Restructured Portfolio includes breakpoints that would reduce the investment advisory fee rate as Restructured Portfolio assets increase above certain levels. The Board also noted that the Restructured Portfolio would pay the Adviser an asset-based administration fee at the same rate as the Portfolio. In this regard, the Board noted that the administrative fee rate schedule for the Restructured Portfolio aggregates the assets managed by the Adviser in the Restructured Portfolio with the assets of all the other portfolios of the Trust and the assets of multiple portfolios of EQ Advisors Trust, and includes breakpoints that would reduce the administrative fee rate as aggregate portfolio assets increase above certain levels. In addition, the Board noted that the Adviser would agree, through at least April 30, 2021, to a contractual expense limitation arrangement that is lower than the Portfolio’s existing contractual expense limitation arrangement and would assume certain expenses of the Restructured Portfolio by making payments or waiving all or a portion of its investment advisory, administrative and other fees so that the Restructured Portfolio’s total expense ratios would not exceed certain contractual levels to be set forth in its prospectus. The Board also considered that the Adviser could potentially share any realized economies of scale or efficiencies with the Restructured Portfolio through reinvestment in, and enhancements to, the services that the Adviser and its affiliates provide over time, such as hiring additional personnel and providing additional resources in areas that would be relevant to the management and administration of the Restructured Portfolio.

In connection with its deliberations regarding the new Sub-Advisory Agreements, the Board noted that the proposed sub-advisory fee rate schedule for AXA IM aggregates the assets managed by AXA IM in the Restructured Portfolio, the 1290 High Yield Bond Fund, and the 1290 VT High Yield Bond Portfolio, and the proposed sub-advisory fee rate schedule for Brandywine Global aggregates the assets managed by Brandywine Global in the Restructured Portfolio and the 1290 Diversified Bond Fund. The Board also noted that the proposed sub-advisory fee rate schedules for both AXA IM and Brandywine Global include breakpoints that would reduce the sub-advisory fee rate as applicable portfolio assets under the relevant proposed Sub-Adviser’s management increase above certain levels. In this regard, the Board acknowledged that, at some levels, the breakpoints in a sub-advisory fee rate schedule may result in savings to the Adviser and not to investors. The Board also noted that the aggregation of assets may result in the Restructured Portfolio reaching a breakpoint sooner than if the sub-advisory fee rate schedule did not aggregate assets, which also has the potential to benefit the Adviser. With respect to the proposed sub-advisory fee for Loomis Sayles, which does not include breakpoints, the Board considered Loomis Sayles’s explanation that the sub-advisory fee was priced at a competitive level.

The Board considered these factors, and the relationship they bear to the fee structure to be charged to the Restructured Portfolio by the Adviser, and concluded that there would be a reasonable sharing of benefits from any realized economies of scale or efficiencies with the Restructured Portfolio.

Fall-Out Benefits. The Board also considered the extent to which fall-out benefits may accrue to the Adviser and its affiliates. In this connection, the Board considered several possible fall-out benefits and other types of benefits, including the following. The Board noted that the Adviser may benefit to the extent that the Portfolio Restructuring would eliminate or reduce the Adviser’s obligations under an expense limitation arrangement currently in effect for the Portfolio by restructuring the Portfolio into the Restructured Portfolio, which may operate below its expense limitation or have a lower total expense ratio. The Board noted that the Adviser also would serve as the administrator for the Restructured Portfolio and would receive compensation for acting in this capacity. The Board also noted that AXA Distributors, LLC, an affiliate of the Adviser, serves as the underwriter for the Trust and would receive from the Restructured Portfolio payments pursuant to Rule 12b-1 plans with respect to its Class A and Class B shares to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board also noted that the Adviser’s affiliated insurance companies, as depositors of the insurance company separate accounts investing in the Restructured Portfolio, would receive certain significant tax benefits associated with such investments as well as other potential benefits. The Board also considered that the Restructured Portfolio would be offered as an investment option through variable insurance contracts offered and sold by the Adviser’s affiliated insurance companies and that the performance of the Restructured Portfolio may impact, positively or negatively, each insurance company’s ability to hedge the risks associated with guarantees that each insurance company may provide as the issuer of such contracts. The Board also noted that the Adviser’s affiliated insurance companies and AXA Distributors, LLC receive compensation, which may include sales charges, separate account fees and charges, and other variable contract fees and charges, from the sale and administration of these variable insurance contracts. Based on its review, the Board determined that any “fall-out” benefits and other types of benefits that may accrue to the Adviser are fair and reasonable.

The Board also considered possible fall-out benefits and other types of benefits that may accrue to a proposed Sub-Adviser, including the following. The Board noted that each proposed Sub-Adviser currently serves as investment sub-adviser for other mutual funds advised by the Adviser and receives sub-advisory fees with respect to those other mutual funds. The Board also recognized that a proposed Sub-Adviser and its affiliates may sell, and earn sales commissions and/or other compensation with respect to, insurance products issued by the Adviser’s affiliated insurance companies and that the proceeds of those sales may be invested in the Restructured Portfolio. The Board also recognized that a proposed Sub-Adviser and its affiliates may sell, and earn sales commissions and/or other compensation with respect to, other investment products issued by the Adviser or its affiliates. In addition, the Board noted that a proposed Sub-Adviser may benefit from greater exposure in the marketplace with respect to the proposed Sub-Adviser’s investment process and from expanding its level of assets under management, and a proposed Sub-Adviser may derive benefits from its association with the Adviser and the other proposed Sub-Advisers to the Restructured Portfolio. Based on its review, the Board determined that any “fall-out” benefits and other types of benefits that may accrue to the proposed Sub-Advisers are fair and reasonable.

Federal Income Tax Information (Unaudited)

For the year ended December 31, 2019, the percentage of dividends paid that qualify for the 70% dividends received deductions for corporate shareholders, foreign taxes which are expected to be passed through to shareholders for foreign tax credits, gross income derived from sources within foreign countries and long-term capital gain dividends for the purpose of the dividend paid deduction on its Federal income tax return were as follows:

Portfolios:	70% Dividend Received Deduction	Foreign Taxes	Foreign Source Income	Long Term Capital Gain
EQ/Conservative Allocation	12.09%	$65,707	$590,676	$20,315,053
EQ/Conservative-Plus Allocation	21.05	201,865	1,800,844	42,181,714
EQ/Moderate Allocation	23.57	1,789,884	16,065,220	322,417,542
EQ/Moderate-Plus Allocation	32.68	2,835,952	24,999,617	512,390,250
EQ/Aggressive Allocation	44.51	1,414,181	12,306,753	245,612,193
CharterSM Conservative	10.18	5,617	217,432	417,818
CharterSM Moderate	15.46	8,597	191,467	719,017
CharterSM Moderate Growth	23.48	10,225	152,960	778,017
CharterSM Growth	27.91	8,808	104,195	490,637
CharterSM Aggressive Growth	39.88	5,989	59,407	266,231
CharterSM Multi-Sector Bond	0.51	—	—	—
CharterSM Small Cap Growth	6.01	—	—	10,519,061
CharterSM Small Cap Value	100.00	—	—	5,424,165
Target 2015 Allocation	23.38	9,925	103,853	1,966,278
Target 2025 Allocation	37.35	59,580	567,802	6,212,665
Target 2035 Allocation	49.02	64,664	594,915	3,793,907
Target 2045 Allocation	58.36	57,298	512,670	3,370,237
Target 2055 Allocation	71.64	15,748	130,136	6,181

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board is responsible for the overall management of the Trust and the Portfolios, including general supervision and review of the Portfolios’ investment activities and their conformity with federal and state law as well as the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees of the Trust are identified in the table below along with information as to their principal business occupations held during the last five years and certain other information.

The Trustees

Name, Address and Year of Birth	Position(s) Held With the Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Interested Trustee
Steven M. Joenk* 1290 Avenue of the Americas New York, New York 10104 (1958)	Trustee, President and Chief Executive Officer	Trustee from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present; and Chairman of the Board from September 2004 through September 2017	From May 2011 to present, Chairman of the Board, Chief Executive Officer and President, FMG LLC; from April 2017 to 2019, Senior Vice President and Chief Investment Officer of AXA Financial, Inc.; from April 2017 to present, Chief Investment Officer and from September 1999 to present, Managing Director, AXA Equitable.	145	None

Name, Address and Year of Birth	Position(s) Held With the Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Independent Trustees#
Mark A. Barnard c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1949)	Trustee	From April 2017 to present	From 1995 to 1998, Manager of Private Investments, from 1998 to 2001, Director of Private Investments, and from 2001 to 2016, Managing Director — Private Investments, Howard Hughes Medical Institute; from 1985 to 1992, Assistant Director of Real Estate, and from 1992 to 1995, Associate Director of Real Estate, Massachusetts Institute of Technology.	145	None.
Thomas W. Brock c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1947)	Trustee	From April 2017 to present	From June 2016 to May 2017, Director, President and Chief Executive Officer, and from January 2016 to June 2016, Director and interim President and Chief Executive Officer, Silver Bay Realty Trust Corp.; from 2006 to 2012, Chief Executive Officer and Co-Founder of Stone Harbor Investment Partners.	145	From December 2012 to January 2016, Lead Independent Director, Audit Committee Member and Compensation Committee Chair, Silver Bay Realty Trust Corp.; from 2016 to present, Chair and from 2005 to present, Director and Audit Committee Member, Liberty All-Star Funds (2 funds); and from 2006 to 2012, Director, Stone Harbor Investment Funds (5 funds).
Michael B. Clement c/o EQ Advisors Trust 1290 Avenue of the Americas New York, NY 10104 (1957)	Trustee	From January 2019 to present	From 2011 to present, Professor of Accounting, appointed Department of Accounting Chair effective September 2018, and from 1997 to 2002, Assistant Professor, University of Texas; from 2002 to 2004, Vice President — Global Investment Research, Goldman Sachs; from 1988 to 1991, Vice President — Capital Planning and Analysis, and from 1982 to 1986, Manager — Audit Division, Citicorp; and from 1980 to 1982, Senior Assistant Accountant, Deloitte Haskins & Sells.	145	None.

Name, Address and Year of Birth	Position(s) Held With the Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Independent Trustees# (Continued)
Donald E. Foley c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1951)	Trustee	From April 2017 to present	Retired. From 2010 to 2011, Chairman of the Board and Chief Executive Officer, Wilmington Trust Corporation; from 1996 to 2010, Senior Vice President, Treasurer and Director of Tax, ITT Corporation; from 1989 to 1996, Assistant Treasurer, International Paper Company.	145	From 2011 to 2012 Director, and from 2012 to 2016, Advisory Committee Member, M&T Corporation; from 2007 to 2011, Director and member of the Audit Committee and Compensation Committee, Wilmington Trust Corporation; from 2008 to 2010, Advisory Board member, Northern Trust Company and Goldman Sachs Management Groups; from 2015 to present, Director, BioSig Technologies, Inc.; from 2015 to present, Director, Wilmington Funds.
Christopher P.A. Komisarjevsky c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1945)	Trustee	From April 2017 to present	Retired. From 2006 to 2008, Senior Counselor for APCO Worldwide® (global communications consulting) and a member of its International Advisory Council; from 1998 to 2005, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations); from 1996 to 1998, President and Chief Executive Officer of Burson-Marsteller U.S.A.	145	None.
H. Thomas McMeekin c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1953)	Trustee	From April 2017 to present	From 2015 to present, CEO of Blue Key Services, LLC; from 2000 to present, Managing Partner and Founder of Griffin Investments, LLC; from 2009 to 2012 Chief Investment Officer, AIG Life & Retirement and United Guaranty Corporation and Senior Managing Director of AIG Asset Management.	145	From 2015 to present, Director, Blue Key Services, LLC; from 2012 to present, Director Achaean Financial Group; from 2011 to 2012, Director US Life Insurance Company in the City of New York.

Name, Address and Year of Birth	Position(s) Held With the Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Independent Trustees# (Continued)
Gloria D. Reeg c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1951)	Trustee	From April 2017 to present	From 2007 to 2016, Chief Investment Officer and Senior Vice President, New York-Presbyterian Hospital; from 2005 to 2007, Trustee and Treasurer, Casey Family Programs (foundation); from 2002 to 2004, Global Head of Fixed Income and Executive Director, Principal Global Investors (asset management firm); 1992 to 2000, Managing Director — Global Consulting, Russell Investment Group.	145	None.
Gary S. Schpero c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1953)	Chairman of the Board	From April 2017 to present Independent Trustee, from October 1, 2017 to present, Chairman of the Board and from April 2017 through September 2017, Lead Independent Trustee	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of the Investment Management and Investment Company Practice Group.	145	From May 2012 to present, Trustee, Blackstone/GSO Senior Floating Rate Term Fund and Blackstone/GSO Long-Short Credit Income Fund; from October 2012 to present, Trustee, Blackstone/GSO Strategic Credit Fund; from September 2017 to present, Trustee, Blackstone/GSO Floating Rate Enhanced Income Fund.
Kathleen Stephansen c/o EQ Advisors Trust 1290 Avenue of the Americas New York, NY 10104 (1954)	Trustee	From January 1, 2019 to present	From 2018 to present and in 2016, Senior Economic Advisor- Henderson Institute Center for Macroeconomics, Boston Consulting Group; from 2016 to 2018, Chief Economist, Huawei Technologies USA Inc.; from 2010 to 2016, held various positions at American International Group, including Chief Economist and Senior Managing Director and Senior Investment Strategies and Global Head of Sovereign Research — AIG Asset Management; from 2009 to 2010, Chief Economist and Managing Director, Aladdin Capital; from 2000 to 2009, Director and Head of Global Economics, Credit Suisse Securities (USA) LLC; and from 1984 to 2000, Co-Head of Economic Research and Chief International Economist, Donaldson, Lufkin & Jenrette Corporation.	145	None.

Name, Address and Year of Birth	Position(s) Held With the Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Independent Trustees# (Continued)
Caroline L. Williams c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1946)	Trustee	From April 2017 to present	Retired. From July 2010 to December 2012, Executive Vice President, from May 2005 to December 2007, Consultant and from May 2001 to May 2005, Chief Financial and Investment Officer, Nathan Cummings Foundation (non-profit organization); from 1988 to 1992, Managing Director, from 1982 to 1988, Senior Vice President, from 1978 to 1982, Vice President and from 1971 to 1976, Associate, Donaldson, Lufkin & Jenrette Securities Corporation (investment bank); from 1997 to 2009, Director, Hearst-Argyle Television.	145	None.

#

Effective June 30, 2019, Kenneth L. Walker retired from his position as a Trustee of the Trust. Mr. Walker will continue to serve as a consultant to the Board of Trustees of the Trust for a one-year period from July 1, 2019 through June 30, 2020.

*	Affiliated with the portfolios’ investment manager and the distributor.
**

Each Trustee serves during the existence of the Trust until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor or, if sooner, until he or she dies, declines to serve, resigns, retires, is removed, is incapacitated or is otherwise unable or unwilling to serve. Each Independent Trustee shall retire from the Board as of the last day of the calendar year in which he or she attains the age of 75 years.

***	The registered investment companies in the fund complex include EQ Advisors Trust, 1290 Funds and the Trust.

The Trust’s Officers

No officer, other than the Chief Compliance Officer, of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of AXA Equitable, FMG LLC, and/or AXA Distributors. The Trust’s principal officers are:

Name, Address and Year of Birth	Position(s) Held With the Trust*	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Steven M. Joenk 1290 Avenue of the Americas, New York, New York 10104 (1958)	Trustee, Chief Executive Officer and President	Trustee from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present; and Chairman of the Board from September 2004 through September 2017	From May 2011 to present, Chairman of the Board, Chief Executive Officer and President, FMG LLC; from April 2017 to 2019, Senior Vice President and Chief Investment Officer of AXA Financial, Inc.; from April 2017 to present, Chief Investment Officer and from September 1999 to present, Managing Director, AXA Equitable.
William MacGregor, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1975)	Senior Vice President, Secretary and Chief Legal Officer	Senior Vice President and Secretary from August 2018 to present; Chief Legal Officer from October 2018 to present	From August 2018 to present, Managing Director and Associate General Counsel of AXA Equitable; Executive Vice President, General Counsel and Secretary of the Adviser; from January 2017 to June 2018, Executive Director and Deputy General Counsel at UBS Business Solutions LLC; from July 2015 to June 2018, Executive Director and Deputy General Counsel at UBS Asset Management (Americas) Inc.; from June 2012 to July 2015, Senior Vice President, Secretary and Associate General Counsel of the Adviser; from May 2008 to July 2015, Lead Director and Associate Counsel of AXA Equitable.
Brian E. Walsh 1290 Avenue of the Americas, New York, New York 10104 (1968)	Chief Financial Officer and Treasurer	From June 2007 to present	From May 2011 to present, Senior Vice President of FMG LLC; from February 2011 to present, member of the Board of Directors of FMG LLC; from February 2003 to present, Lead Director of AXA Equitable.
Joseph J. Paolo*** 1290 Avenue of the Americas New York, New York 10104 (1970)	Chief Compliance Officer, Anti-Money Laundering (“AML”) Compliance Officer and Vice President	Chief Compliance Officer from May 2007 to present; Vice President and AML Compliance Officer from December 2005 to present	From June 2007 to present, Chief Compliance Officer of FMG LLC; from May 2011 to present, Senior Vice President of FMG LLC; from June 2007 to present, Lead Director of AXA Equitable.
Kenneth T. Kozlowski 1290 Avenue of the Americas, New York, New York 10104 (1961)	Senior Vice President and Chief Investment Officer	From June 2010 to March 2017, Vice President and from March 2017 to present, Senior Vice President and Chief Investment Officer	From June 2012 to present, Executive Vice President and Chief Investment Officer of FMG LLC; from May 2011 to June 2012, Senior Vice President of FMG LLC; from September 2011 to present, Managing Director of AXA Equitable; from February 2001 to September 2011, Vice President of AXA Equitable.

Name, Address and Year of Birth	Position(s) Held With the Trust*	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Alwi Chan 1290 Avenue of the Americas, New York, New York 10104 (1974)	Vice President and Deputy Chief Investment Officer	From June 2007 to March 2017, Vice President and from March 2017 to present, Vice President and Deputy Chief Investment Officer	From June 2012 to present, Senior Vice President and Deputy Chief Investment Officer of FMG LLC; from May 2011 to June 2012, Vice President of FMG LLC; from February 2007 to present, Lead Director of AXA Equitable.
Mary E. Cantwell 1290 Avenue of the Americas, New York, New York 10104 (1961)	Vice President	From November 2001 to present	From June 2012 to present, Senior Vice President of FMG LLC; from February 2011 to June 2016, member of the Board of Directors of FMG LLC; from May 2011 to June 2012, Vice President of FMG LLC; from February 2001 to present, Lead Director of AXA Equitable.
Kiesha T. Astwood-Smith, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1973)	Vice President and Assistant Secretary	From December 2015 to present	From December 2015 to present, Vice President, Assistant Secretary and Associate General Counsel of FMG LLC; from September 2015 to present, Senior Director and Counsel of AXA Equitable; from July 2006 to September 2015, Counsel of The Bank of New York Mellon; and from January 2010 to September 2015, Vice President and Assistant Secretary of the Dreyfus Family of Funds.
Bradley Tobin 1290 Avenue of the Americas New York, New York 10104 (1974)	Vice President — Director of Risk	From March 2019 to present	From January 2019 to present, Vice President of FMG LLC; from January 2019 to present, Director, Risk Management, AXA Equitable; from March 2007 to January 2017, Vice President, Investment Management, Prudential Financial, Inc.; from March 2005 to January 2017, Vice President, AST Investment Services, Inc.; from March 2016 to January 2017, Vice President, Prudential Investments. LLC.
Carla Byer 1290 Avenue of the Americas, New York, New York 10104 (1976)	Vice President	From June 2017 to present	From April 2017 to present, Vice President of FMG LLC; from April 2014 through August 2016, Senior Vice President, Zealot Networks from September 2008 through April 2012, Vice President of FMG LLC.
Michal Levy 1290 Avenue of the Americas, New York, New York 10104 (1978)	Senior Vice President	From September 2019 to present	From December 2014 to present, member of the Board of Directors and from March 2017 to present, Senior Vice President and Chief Operating Officer of FMG LLC; and from June 2014 to March 2017, Vice President of FMG LLC; from April 2017 to present, Lead Director and from October 2013 to March 2017, Senior Director of AXA Equitable.
James Kelly 1290 Avenue of the Americas, New York, New York 10104 (1968)	Controller	From June 2007 to present	From May 2011 to present, Vice President of FMG LLC; from September 2008 to May 2019, Senior Director and from June 2019 to present, Lead Director of AXA Equitable.
Miao Hu 1290 Avenue of the Americas, New York, New York 10104 (1978)	Vice President	From March 2017 to present	From May 2016 to present, Assistant Portfolio Manager and from June 2016 to present, Vice President of FMG LLC; from November 2013 to December 2014, Lead Manager and from December 2014 to present, Director of Portfolio Analytics of FMG LLC.
Xavier Poutas 1290 Avenue of the Americas, New York, New York 10104 (1977)	Vice President	From March 2017 to present	From May 2011 to present, Assistant Portfolio Manager and from June 2016 to present, Vice President of FMG LLC; from November 2008 to August 2013, Director, from September 2013 to September 2018, Senior Director and from October 2018 to present, Lead Director of AXA Equitable.
Victoria Zozulya, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1983)	Vice President and Assistant Secretary	From December 2018 to present	From September 2018 to present, Senior Director and Counsel of AXA Equitable; and from March 2014 to August 2018, Vice President and Assistant General Counsel, Neuberger Berman.
Maureen E. Kane, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1962)	Vice President and Assistant Secretary	From March 2019 to present	From February 2019 to present, Lead Director and Associate General Counsel of AXA Equitable; from July 2014 to February 2019, Managing Director and Managing Counsel of The Bank of New York Mellon.

Name, Address and Year of Birth	Position(s) Held With the Trust*	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Helen Lai 1290 Avenue of the Americas, New York, New York 10104 (1973)	Assistant Vice President	From March 2017 to present	From February 2019 to present, Director and from March 2013 to January 2019, Pricing and Valuation-Compliance of FMG LLC and Senior Manager, AXA Equitable.
Roselle Ibanga 1290 Avenue of the Americas, New York, New York 10104 (1978)	Assistant Controller	From February 2009 to present	From February 2009 to present, Director of AXA Equitable.
Lisa Perrelli 1290 Avenue of the Americas, New York, New York 10104 (1974)	Assistant Controller	From February 2009 to present	From November 2012 to present, Senior Director of AXA Equitable.
Jennifer Mastronardi 1290 Avenue of the Americas, New York, New York 10104 (1985)	Assistant Vice President	From March 2012 to present	From December 2018 to present, Senior Director and from February 2009 to November 2018, Director of AXA Equitable; from April 2015 to present, Vice President of FMG LLC.
Helen Espaillat 1290 Avenue of the Americas, New York, New York 10104 (1963)	Assistant Secretary	From March 2017 to present	From April 2018 to present, Director and Assistant Secretary and from July 2004 to March 2018, Lead Manager/Legal Assistant of AXA Equitable; and from March 2015 to present, Assistant Vice President and Assistant Secretary of FMG LLC.
Lorelei Fajardo 1290 Avenue of the Americas, New York, New York 10104 (1978)	Assistant Secretary	From March 2014 to present	From July 2013 to present, Senior Manager/ Legal Assistant of AXA Equitable.
Cheryl Cherian 1290 Avenue of the Americas, New York, New York 10104 (1979)	Assistant Secretary	From June 2019 to present	From April 2019 to present, Lead Manager — Legal Assistant of AXA Equitable; and from November 2016 to March 2018, Compliance Associate at Manifold Fund Advisors; from 2009 to 2015, R&D scientist at Actavis.
Monica Giron 1290 Avenue of the Americas, New York, New York 10104 (1976)	Assistant Secretary	From June 2019 to present	From June 2019 to present, Lead Manager — Senior Legal Assistant of AXA Equitable; and from August 2015 to May 2019, Senior Paralegal at Gemini Fund Services.
Thomas Lewis 1290 Avenue of the Americas, New York, New York 10104 (1987)	Vice President	From September 2019 to present	From July 2019 to present, Vice President of FMG LLC; from January 2019 to present, Senior Director of AXA Equitable; from June 2015 to December 2018, Director of AXA Equitable; from April 2014 to May 2015 Lead Manager of AXA Equitable; and from July 2013 to March 2014, Senior Manager of AXA Equitable.
Artemis Brannigan 1290 Avenue of the Americas, New York, New York 10104 (1974)	Vice President	From September 2019 to present	From August 2019 to present, Senior Director of AXA Equitable; from January 2016 to July 2019, Director of Prudential Financial; and from October 2006 to December 2015, Vice President of BlackRock.
Kevin McCarthy 1290 Avenue of the Americas, New York, New York 10104 (1983)	Vice President	From September 2019 to present	From December 2018 to present, Assistant Portfolio Manager of FMG LLC and Director of AXA Equitable; from August 2015 to November 2018, Lead Manager of AXA Equitable; and from October 2013 to August 2015, Senior Quantitative Analyst at Aviva Investors.

*

The officers in the table above hold similar positions with two other registered investment companies in the fund complex. The registered investment companies in the fund complex include the Trust, EQ Advisors Trust and 1290 Funds.

**	Each officer is elected on an annual basis.
***

During the fiscal year ended December 31, 2019, the Chief Compliance Officer of the Trust received, from the three registered investment companies in the fund complex for which he serves in that capacity, compensation in the amount of $75,000, of which the Trust paid $10,796.

CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES (Unaudited)

Shares of the Trust are offered to separate accounts of insurance companies in connection with the Contracts and may be offered to tax-qualified retirement plans and other qualified investors. AXA Equitable may be deemed to be a control person with respect to the Trust by virtue of its record ownership of the Trust’s shares. Shareholders owning more than 25% of the outstanding shares of a portfolio may take actions without the approval of other investors in the portfolio.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-877-222-2144 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.axa-equitablefunds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Previously, this information was filed on Form N-Q. These filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a “code of ethics,” as defined in Item 2, that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the registrant’s code of ethics is filed as an exhibit pursuant to Item 13(a)(1).

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that Donald E. Foley, Thomas W. Brock and Caroline L. Williams serve on its audit committee as “audit committee financial expert” as defined in Item 3. Ms. Williams and Messrs. Foley and Brock are considered to be “independent” for purposes of Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees for fiscal year 2019: $487,263 and fiscal year 2018: $508,418

(b)	Audit-Related Fees for fiscal year 2019: $0 and fiscal year 2018: $0

(c)	Tax Fees for fiscal year 2019: $223,140 and fiscal year 2018: $232,950

Tax fees include amounts related to tax compliance, tax advice and tax planning.

(d)	All Other Fees for fiscal year 2019: $0 and fiscal year 2018: $0.

All other fees include amounts related to consultation on or review of the registrant’s various regulatory filings.

(e)(1)

The registrant’s Audit Committee has adopted policies and procedures relating to the pre-approval of services performed by the registrant’s principal accountant. Audit, audit-related and non-audit services (including tax services) provided to the registrant require pre-approval by the Audit Committee. In the event that the estimated fees for such pre-approved audit, audit-related and non-audit services exceed the pre-approved estimated fees for such services, the excess amount must be approved by the Audit Committee or its delegate prior to payment.

(e)(2)    None of the services included in (b) – (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	For fiscal year 2019: $223,140

For fiscal year 2018: $232,950

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the annual report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ( “1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	The Code of Ethics for Senior Officers of the Registrant is filed herewith.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
March 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
March 3, 2020

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer and Treasurer
March 3, 2020